As filed with the Securities and Exchange Commission on April 27, 2015

  File No. 333-113070
  File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

  PRE-EFFECTIVE AMENDMENT NO.  ☐

  POST-EFFECTIVE AMENDMENT NO. 25  ☒

  and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

  Amendment No. 234  ☒

Protective Variable Annuity
Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor's Principal Executive Offices)

(205) 268-1000

(Depositor's Telephone Number, including Area Code)

MAX BERUEFFY, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Sutherland Asbill & Brennan LLP

700 Sixth Street, N.W., Suite 700

Washington, D.C. 20001-3980

(202) 383-0118

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on May 1, 2015 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on May 1, 2015 pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com

This Prospectus describes the ProtectiveValues Advantage Variable Annuity Contract, a group and individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.

You generally may allocate your investment in the Contract among the Guaranteed Account (if it is available when you purchase your Contract) and the Sub-Accounts of the Protective Variable Annuity Separate Account. If you purchase the SecurePay rider, your options for allocating Net Purchase Payments and Contract Value will be restricted. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option.") The Sub-Accounts invest in the following Funds:

American Funds Insurance Series

Asset Allocation Fund, SC

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund, Series II(1)

Invesco V.I. American Value Fund, Series II

Invesco V.I. Balanced Risk Allocation Fund, Series II(2)

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. International Growth Fund, Series II(1)

Invesco V.I. Mid Cap Growth Fund, Series II

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio, SC2

VIP Equity-Income Portfolio, SC2(1)

VIP Freedom Fund, 2015 Maturity, SC2(1)

VIP Freedom Fund, 2020 Maturity, SC2(1)

VIP Growth Portfolio, SC2(1)

VIP Index 500 Portfolio, SC2

VIP Investment Grade Bond Portfolio, SC2

VIP Mid Cap Portfolio, SC2

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth VIP Fund, Class 2

Franklin Income VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

Goldman Sachs Variable Insurance Trust(3)

Growth Opportunities Fund, Service Class

Large Cap Value Fund, Service Class

Mid Cap Value Fund, Service Class

Small Cap Equity Insights Fund, Service Class (1)

Strategic International Equity Fund, Service Class

Strategic Growth Fund, Service Class

U.S. Equity Insights Fund, Service Class (1)

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Mid Cap Core Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Lord Abbett Series Fund, Inc.

Fundamental Equity Portfolio, Value Class

Calibrated Dividend Growth Portfolio, Value Class

Bond-Debenture Portfolio, Value Class

Growth and Income Portfolio, Value Class

Growth Opportunities Portfolio, Value Class

International Opportunities Portfolio, Value Class

Classic Stock Portfolio, Value Class

Mid-Cap Stock Portfolio, Value Class

MFS® Variable Insurance Trust(4)

MFS® Growth Series, SS

MFS® Investors Trust Series, SS

MFS® New Discovery Series, SS

MFS® Total Return Bond Series, SS (formerly MFS® Research Bond Series-SS)

MFS® Research Series, SS

MFS® Total Return Series, SS

MFS® Utilities Series, SS

MFS® Value Series, SS

MFS® Variable Insurance Trust II(4)

MFS® Massachusetts Investors Growth Stock Portfolio, Service Class Shares(5)

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA, SS

Discovery Mid Cap Growth Fund/VA, SS(1)

Global Fund/VA, SS

Main Street Fund/VA, SS

Money Fund/VA

Global Strategic Income Fund/VA, SS

PIMCO Variable Insurance Trust

Long-Term US Government Portfolio, Advisor Class

Low Duration Portfolio, Advisor Class

Real Return Portfolio, Advisor Class

Short-Term Portfolio, Advisor Class

Total Return Portfolio, Advisor Class

Royce Capital Fund

Micro-Cap Fund, Service Class

Small-Cap Fund, Service Class

The Universal Institutional Funds, Inc.

UIF Global Real Estate Portfolio, Class II

(1) Not available for Contracts purchased on or after November 2, 2009.

(2) Not available for Contracts purchased on or after May 1, 2011.

(3) Sub-Accounts investing in Institutional Class shares of the Funds of the Goldman Sachs Variable Insurance Trust are available to Contracts issued before May 1, 2008.

(4) Effective February 2, 2015, the Sub-Account investing in this Fund was closed to new investments. If you did not have Contract Value in, or allocation instructions including this Sub-Account on that date, you may not allocate Contract Value to this Sub-Account. If you had Contract Value in, or allocation instructions that included this Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to the Sub-Account, but if you change your allocation instructions to terminate your investment in this Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

(5) MFS Investors Growth Stock Series merged into MFS Massachusetts Investors Growth Stock Portfolio, a series of MFS Variable Insurance Trust II in March, 2015.

The value of your Contract that is allocated to the Sub-Accounts will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.

This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission, contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

Please read this prospectus carefully. Investors should keep a copy for future reference.

The ProtectiveValues Advantage Variable Annuity Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2015

PRO.VALADV.0515

DEFINITIONS
FEES AND EXPENSES
SUMMARY
     The Contract
     Federal Tax Status
THE COMPANY, VARIABLE ACCOUNT AND FUNDS
     Protective Life Insurance Company
     Protective Variable Annuity Separate Account
     Administration
     The Funds
     Selection of Funds
     Other Information about the Funds
     Certain Payments We Receive with Regard to the Funds
     Other Investors in the Funds
     Addition, Deletion or Substitution of Investments
DESCRIPTION OF THE CONTRACT
     The Contract
     Parties to the Contract
     Issuance of a Contract
     Purchase Payments
     Right to Cancel
     Allocation of Purchase Payments
     Variable Account Value
     Transfers
THE GUARANTEED ACCOUNT
DEATH BENEFIT
GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("SECUREPAY") WITH RIGHTTIME OPTION
SUSPENSION OR DELAY IN PAYMENTS
SUSPENSION OF CONTRACTS
CHARGES AND DEDUCTIONS
     Mortality and Expense Risk Charge
     Administration Charge
     Death Benefit Fee
     SecurePay Fee
     Transfer Fee
     Contract Maintenance Fee
     Fund Expenses
     Premium Taxes
     Other Taxes
     Other Information
ANNUITY PAYMENTS
     Annuity Value
     Annuity Income Payments
     Annuity Options
     Minimum Amounts
YIELDS AND TOTAL RETURNS
     Yields
     Total Returns
     Standardized Average Annual Total Returns
     Non-Standard Average Annual Total Returns
     Performance Comparisons
     Other Matters
FEDERAL TAX MATTERS
     Introduction
     The Company's Tax Status
TAXATION OF ANNUITIES IN GENERAL
     Tax Deferral During Accumulation Period
     Taxation of Annuity Payments
     Taxation of Death Benefit Proceeds
     Assignments, Pledges, and Gratuitous Transfers
     Penalty Tax on Premature Distributions
     Aggregation of Contracts
     Exchanges of Annuity Contracts
     Medicare Hospital Insurance Tax on Certain Distributions
     Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons
QUALIFIED RETIREMENT PLANS
     Direct Rollovers
FEDERAL INCOME TAX WITHHOLDING
GENERAL MATTERS
     Error in Age or Gender
     Incontestability
     Non-Participation
     Assignment or Transfer of a Contract
     Notice
     Modification
     Reports
     Settlement
     Receipt of Payment
     Protection of Proceeds
     Minimum Values
     Application of Law
     No Default
DISTRIBUTION OF THE CONTRACTS
     Selling Broker-Dealers
     Inquiries
CEFLI
LEGAL PROCEEDINGS
CYBER-SECURITY RISKS
VOTING RIGHTS
FINANCIAL STATEMENTS
STATEMENT OF ADDITIONAL INFORMATION
APPENDIX A: Example Of Death Benefit Calculations
APPENDIX B: Explanation Of The Variable Income Payment Calculation
APPENDIX C: Condensed Financial Information
APPENDIX D: Example of SecurePay Rider With The SecurePay Advantage Benefit
APPENDIX E: The SecurePay R72 Benefit (Not Available On or After May 1, 2009)
APPENDIX F: Example of SecurePay Rider (without the SecurePay R72 Benefit)For Contract Owners Who Purchased the Rider Before May 1, 2009
APPENDIX G: Example of SecurePay Rider with the SecurePay R72 BenefitFor Contract Owners Who Purchased the Rider Before May 1, 2009
APPENDIX H: PrincipalBack Annuitization BenefitAvailable in Contracts purchased before May 1, 2007

DEFINITIONS

We", "us", "our", "Protective Life", and "Company":   refer to Protective Life Insurance Company. "You", "your" and "Owner" refer to the person(s) who has been issued a Contract.

Accumulation Unit:   A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

Administrative Office:   Protective Life Insurance Company, P.O. Box 10648, Birmingham, Alabama 35202-0648 (for Written Notice sent by U.S. postal service) or Protective Life Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (for Written Notice sent by a nationally recognized overnight delivery service).

Allocation Option:   Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Allocation Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.

Annual Withdrawal Amount or AWA:   The maximum amount that may be withdrawn from the Contract under a SecurePay rider each Contract Year after the Benefit Election Date without reducing the Benefit Base.

Annuity Commencement Date:   The date as of which the Annuity Value is applied to an Annuity Option.

Annuity Option:   The payout option under which the Company makes annuity income payments.

Annuity Value:   The amount we apply to the Annuity Option you have selected.

Assumed Investment Return:   The assumed annual rate of return used to calculate the amount of the variable income payments.

Code:   The Internal Revenue Code of 1986, as amended.

Contract:   ProtectiveValues Advantage Variable Annuity, a flexible premium, deferred, variable and fixed annuity contract.

Contract Anniversary:   The same month and day as the Effective Date in each subsequent year of the Contract.

Contract Value:   Prior to the Annuity Commencement Date, the sum of the Variable Account value and the Guaranteed Account value.

Contract Year:   Any period of 12 months commencing with the Effective Date or any Contract Anniversary.

Covered Person:   The person or persons upon whose lives the benefits of the SecurePay rider, as applicable, are based. There may not be more than two Covered Persons.

DCA:   Dollar cost averaging.

Death Benefit:   The amount we pay to the beneficiary if an Owner dies before the Annuity Commencement Date.

Effective Date:   The date as of which the initial Net Purchase Payment is credited to the Contract and the date the Contract takes effect.

Fund:   Any investment portfolio in which a corresponding Sub-Account invests.

Good Order ("good order"):   An instruction that we receive at our Administrative Office within the time period specified in the Contract for the transaction requested, if any, that includes all the information we need to execute the requested transaction. To be in "good order", instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.

Guaranteed Account:   The Fixed Account, DCA Fixed Accounts, and any other Allocation Option we may offer with interest rate guarantees.

Monthly Anniversary Day:   The same day each month as the Effective Date, or the last day of any month that does not have the same day as the Effective Date.

Net Amount at Risk:   The value of the death benefit minus the Contract Value.

Net Purchase Payment:   The Purchase Payment, less the sales charge and any applicable premium taxes.

Owner:   The person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract.

Purchase Payment:   The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

Qualified Contracts:   Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Qualified Plans:   Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Sub-Account:   A separate division of the Variable Account.

Valuation Day:   Each day on which the New York Stock Exchange is open for business.

Valuation Period:   The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

Variable Account:   The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

Written Notice:   A notice or request submitted in writing in a form satisfactory to the Company that we receive at the Administrative Office via U.S. postal service or nationally recognized overnight delivery service.

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time you buy the Contract, partially or fully surrender the Contract, or transfer amounts among the Sub-Accounts and/or the Guaranteed Account. We may also deduct state premium taxes, if applicable.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchase Payments(1)	5.75%
Maximum Surrender Charge (as a % of amount surrendered)	None
Transfer Fee(2)	$25
SecurePay Medical Evaluation Fee(3)	$300
Premium Tax(4)	3.5%

(1) The Sales Charge percentage decreases at certain points as your Contract Value increases. For Contracts purchased before May 1, 2006, the maximum Sales Charge imposed on Purchase Payments is 5.50%. (See"Charges and Deductions, Sales Charge.")

(2) Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future. (See "Charges and Deductions.")

(3) This charge is assessed for each Covered Person when there is Joint Coverage under the SecurePay ME feature. Currently, this charge is $150 for Single Coverage and $300 for Joint Coverage. Protective Life generally charges this fee if the Owner has purchased the SecurePay rider, undergoes medical underwriting and accepts an offer by Protective Life to increase the Annual Withdrawal Amount ("AWA") as a result of its underwriting review. However, if an Owner requests an increase in the AWA under the SecurePay ME feature more than twice, Protective Life will deduct this charge whether or not it determines that the Owner qualifies for an increased AWA and whether or not the Owner begins taking SecurePay Withdrawals at the increased AWA. State variations may apply. See SecurePayME: "Increased AWA for Certain Medical Conditions, How to Apply for an Increased AWA" for more information.

(4) Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES

(other than Fund expenses)

Annual Contract Maintenance Fee(1)	$35

Variable Account Annual Expenses

(as a percentage of average Variable Account value)

	Contracts Issued On or After 5/1/10	Contracts Issued From 5/1/09 to 4/30/10	Contracts Issued On or After 5/1/06 but Before 5/1/09	Contracts Issued Before 5/1/06
Mortality and Expense Risk Charge	0.75%	0.70%	0.60%	0.50%
Administration Charge	0.10%	0.10%	0.10%	0.10%
Total Variable Account Annual Expenses (without death benefit fee)	0.85%	0.80%	0.70%	0.60%

Optional Benefit Charges

Monthly Death Benefit Fee(2)CoverPay Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Day, beginning on the 1st Monthly Anniversary Day)
For Contracts Issued On or After May 1, 2009:
Maximum Anniversary Value Death Benefit	0.20%
For Contracts Issued On or After July 1, 2005 But Before May 1, 2009:
Maximum Anniversary Value Death Benefit	0.30%
Return of Purchase Payments Death Benefit	0.10%
For Contracts Issued Before July 1, 2005:	N/A

ValuPay Fee(3) (annual dollar amount per $1,000 of Net Amount at Risk on each Monthly Anniversary Day, beginning on the 13th Monthly Anniversary Day)
For Contracts Issued On or After May 1, 2009:	N/A
For Contracts Issued Before May 1, 2009:
Return of Purchase Payments Death Benefit	Maximum: (age 95 or more)	$227.28 ($18.94 per month)
	Fee at age 63	$12.12 ($1.01 per month)
	Minimum: (age 50 or less)	$3.00 ($0.25 per month)
Maximum Anniversary Value Death Benefit	The ValuPay Fee is not available for this death benefit.

Optional Guaranteed Lifetime Withdrawal Benefit Monthly SecurePay Fee(4)(as an annualized percentage of the Benefit Base(5) on each Monthly Anniversary Day, beginning with the 1st Monthly Anniversary Day following election of the rider)

	Maximum	Current
SecurePay riders issued on or after May 1, 2009:(6)
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.80%
Purchase of SecurePay rider under RightTime option	0.95%	0.90%
Purchase of SecurePay rider with SecurePay Advantage Benefit at time of Contract Purchase	1.40%	1.10%
Purchase of SecurePay rider with SecurePay Advantage Benefit under RightTime option	1.60%	1.20%

	Maximum	Current(7)
SecurePay riders issued before May 1, 2009:(6)(8)
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.80%
Purchase of SecurePay rider under RightTime option	0.95%	0.90%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase	1.40%	1.10%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime option	1.60%	1.20%

(1) We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders, is $50,000 or more. (See "Charges and Deductions.")

(2) There are two death benefits available under the Contract: (1) the Return of Purchase Payments Death Benefit and (2) the Maximum Anniversary Value Death Benefit. For more information on these death benefit values and how they are calculated, please see the "DEATH BENEFIT" section of this prospectus. If your Contract is issued on or after May 1, 2009, we will assess the CoverPay Fee if you purchase the Maximum Anniversary Value Death Benefit; there is no death benefit fee for the Return of Purchase Payments Death Benefit. If your Contract was issued before May 1, 2009, but on or after July 1, 2005, you elected either the CoverPay Fee or, for the Return of Purchase Payments Death Benefit only, the ValuPay Fee. If your Contract was purchased before July 1, 2005, only the Return of Purchase Payments Death Benefit was available, and you had the option of paying for the death benefit with an asset-based fee or the Net Amount at Risk Fee (now called the ValuPay Fee). The asset-based fee is equal, on an annual basis, to 0.15% of your average Contract Value measured on each Monthly Anniversary Day. (See "Charges and Deductions, Death Benefit Fee.")

(3) The ValuPay fee is based on the Net Amount at Risk and the oldest Owner's age. If the Net Amount at Risk remains the same, the ValuPay fee will increase over time as the age of the oldest Owner increases. (See "Charges and Deductions, ValuPay Fee.")

(4) The SecurePay rider is not available with Contracts purchased before May 1, 2007. If we increase the SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee and your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. If you purchased the SecurePay Advantage Benefit (or, if you purchased the SecurePay rider with the SecurePay R72 Benefit before May 1, 2009), we will continue to calculate the SecurePay Roll-up Value, and will increase your Benefit Base by the amount of any increase in the SecurePay Roll-up Value for the remainder of the Roll-up Period. See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") with RightTime Option" in this prospectus. If you purchased the SecurePay rider with the SecurePay R72 Benefit before May 1, 2009, however, we will not reset your Roll-up Period following an increase in your Benefit Base to equal the SecurePay Anniversary Value if you elect not to pay the increase in your SecurePay Fee. See Appendix E: The SecurePay R72 Benefit (Not Available On or After May 1, 2009).

(5) The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. If you purchase the Rider when your Contract is issued, your initial Benefit Base is equal to your initial Purchase Payment. If you purchase your Rider under the RightTime option, your initial Benefit Base is equal to your Contract Value on the Rider Effective Date. For more information on the SecurePay rider, the Benefit Base and how it is calculated, please see "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") with RightTime Option" in this prospectus.

(6) Effective May 1, 2009, the following changes were made to the SecurePay rider: 1) an additional SecurePay feature — the SecurePay Advantage Benefit — is available for purchase with the SecurePay rider for an increased fee; and 2) SecurePay riders issued on and after May 1, 2009 without the SecurePay Advantage Benefit will have a different Maximum Withdrawal Percentage and a lower SecurePay Fee than riders issued before May 1, 2009.

(7) The current SecurePay Fee may be lower for certain Owners who elected not to pay increases in the fee that became effective on September 5, 2014 and February 16, 2009.

(8) Effective May 1, 2009, the SecurePay R72 Benefit (which was only available for Contracts purchased on or after May 1, 2008) is no longer available for purchase with the SecurePay rider, even if you purchased your Contract prior to May 1, 2009 and you purchase the rider on or after May 1, 2009 by exercising the RightTime option. For information on the SecurePay R72 Benefit, please see Appendix E: SecurePay R72 Benefit (Not Available On or After May 1, 2009).

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2014. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS

	Minimum		Maximum
Total Annual Fund Operating Expenses	0.35%	-	1.69%(*)
(total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)

(*) The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Example of Charges

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The examples show the costs of investing in the Contract, including the highest Variable Account charges (i.e., those in effect as of May 1, 2010), owner transaction expenses, the annual contract maintenance fee, the death benefit fee (assuming you elected the Maximum Anniversary Value Death Benefit), and both maximum and minimum total Annual Fund Operating Expenses. Please note that while election of the Maximum Anniversary Value Death Benefit is assumed in the following examples, under certain circumstances, the ValuPay fee for the Return of Purchase Payments Death Benefit may be more expensive for Contracts issued before May 1, 2009, depending on the oldest Owner's age and the Net Amount at Risk. The examples assume that all the Contract Value is allocated to the Variable Account. The examples do not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

  The first example assumes that you purchased the SecurePay rider with the SecurePay Advantage Benefit under the RightTime option at the maximum charge.
  The second example assumes that you purchased the SecurePay rider with the SecurePay Advantage Benefit under the RightTime option at the current charge.
  The third example assumes that you have not purchased the SecurePay rider.

The examples assume that you invest $10,000 in the Contract for the periods indicated. The examples also assume that your investment has a 5% return each year.

If you surrender, annuitize(*) or remain invested in the Contract at the end of the applicable time period:

  If you purchased the SecurePay rider with the SecurePay Advantage Benefit selected under the RightTime option (reflecting the maximum charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	$1,026	$1,952	$2,914	$5,479
Minimum Fund Expenses	$904	$1,593	$2,323	$4,354

    If you purchased the SecurePay rider with the SecurePay Advantage Benefit selected under the RightTime option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	$986	$1,829	$2,703	$5,032
Minimum Fund Expenses	$864	$1,467	$2,106	$3,880

      If you have not purchased the SecurePay rider:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	$866	$1,463	$2,078	$3,708
Minimum Fund Expenses	$744	$1,094	$1,462	$2,470

      (*) You may not annuitize your Contract within 3 years after we accept a Purchase Payment. For more information, see "ANNUITY PAYMENTS, Annuity Commencement Date, Changing the Annuity Commencement Date". Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Commencement Date.

      Please remember that the examples are an illustration and do not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the examples.

      SUMMARY

      The Contract

      What is the ProtectiveValues Advantage Variable Annuity Contract?

      The ProtectiveValues Advantage Variable Annuity Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. (See "The Contract".) In certain states the Contract is offered as a group contract to eligible persons. If you purchase an interest in a group Contract, you will be entitled to exercise all rights and privileges provided under the Contract without the consent of the group Contract holder.

      How may I purchase a Contract?

      Protective Life sells the Contracts through registered representatives of broker-dealers. We pay commissions and other compensation to the broker-dealers for selling the Contracts. (See"Distribution of the Contracts".)

      Protective Life will issue your Contract when it receives and accepts your complete application information and an initial Purchase Payment through the broker-dealer you have selected. (See "Issuance of a Contract".)

      What are the Purchase Payments?

      The minimum amount that Protective Life will accept as an initial Purchase Payment is $5,000 for a Non-Qualified Contract ($2,000 for a Qualified Contract). Purchase Payments may be made at any time prior to the oldest Owner's or Annuitant's 86th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Commencement Date then in effect. If you purchase the SecurePay rider, you cannot make any Purchase Payments on or after the Benefit Election Date. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option".) The minimum subsequent Purchase Payment we will accept is $100, or $50 if the payment is made under our current automatic purchase plan. The maximum aggregate Purchase Payment(s) we will accept without prior Administrative Office approval is $1,000,000. We reserve the right to limit, suspend, or reject any Purchase Payment at any time. We will give Written Notice at least five (5) days before any changes to Purchase Payment limitations go into effect. (See "Purchase Payments".)

      Can I cancel the Contract?

      You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value plus the sales charge in states where permitted. This amount may be more or less than the Purchase Payments. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payments. (See "Right to Cancel".)

      Can I transfer amounts in the Contract?

      Before the Annuity Commencement Date, you may transfer amounts among the Allocation Options. There are, however, limitations on transfers: any transfer must be at least $100; no amounts may be transferred into a DCA Fixed Account; no amounts may be transferred to the Fixed Account within sixmonths after any transfer from a Guaranteed Account to the Variable Account; transfers out of the Fixed Account are limited to the greater of (a) $2,500 or (b) 25% of the value of the Fixed Account in any Contract Year; we reserve the right to charge a transfer fee of $25 for each transfer after the 12th transfer in any Contract Year; we may restrict or refuse to honor transfers when we determine that they may be detrimental to the Funds or Contract Owners, such as frequent transfers and market timing transfers by or on behalf of an Owner or group of Owners. (See "Transfers".) If you purchase the SecurePay rider, your options for transferring Contract Value among the Allocation Options will be restricted in accordance with the rider's Allocation Guidelines and Restrictions. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option".)

      Can I surrender the Contract?

      Upon Written Notice before the Annuity Commencement Date, you may surrender the Contract and receive its surrender value. (See "Surrenders and Partial Surrenders".) Surrenders may have federal and state income tax consequences. In addition, surrenders from Contracts issued pursuant to Section 403(b) of the Code may not be allowed in certain circumstances. (See "Federal Tax Matters".)

      Is there a death benefit?

      If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive due proof of the Owner's death. (See "Death Benefit".)

      For Contracts issued on or after May 1, 2009, the Return of Purchase Payments Death Benefit is included with your Contract at no additional charge. You may select the Maximum Anniversary Value Death Benefit for an additional fee (the CoverPay Fee), but only if the oldest Owner is younger than 76 on the Effective Date of the Contract. You must select your death benefit at the time you apply for your Contract, and your selection may not be changed after the Contract is issued. (See "Charges and Deductions, Death Benefit Fee.")

      For Contracts issued on or after July 1, 2005 but before May 1, 2009, you were allowed to select either: (1) the Return of Purchase Payments Death Benefit with the CoverPay Fee or the ValuPay Fee; or (2) the Maximum Anniversary Value Death Benefit with the CoverPay Fee.

      For Contracts issued before July 1, 2005, only the Return of Purchase Payments Death Benefit was available, and you had the option of paying for this death benefit with an asset-based fee or the Net Amount at Risk Fee (now called the ValuPay Fee).

      What is the SecurePay rider?

      The SecurePay rider (available only with Contracts issued on or after May 1, 2007) guarantees the right to make withdrawals based upon the value of a guaranteed lifetime withdrawal benefit base ("Benefit Base") that will remain fixed if your ContractValue declines due to poor market performance. These withdrawals may be made over the lifetime of persons designated under the rider, provided the rider's requirements are satisfied. Withdrawals may begin after the person(s) designated under the rider reaches age 59-1/2. Annual aggregate withdrawals on or after the Benefit Election Date that exceed the Annual Withdrawal Amount (AWA) will result in a reduction of rider benefits, and may even significantly reduce or eliminate the value of such benefits, because we will reduce the Benefit Base and corresponding AWA. Under the rider, your options for allocating Net Purchase Payments and Contract Value will be restricted, as you must make all allocations in accordance with the rider's Allocation Guidelines and Restrictions. The required allocations under these guidelines may not be consistent with an aggressive investment strategy. Therefore, if you are seeking a more aggressive growth strategy, the portfolio allocations required for participation in the SecurePay rider are probably not appropriate for you. We charge an additional fee if you purchase the SecurePay rider. If you elect the SecurePay rider, you will begin paying this fee as of the date the SecurePay rider is issued. You may not cancel the SecurePay rider for the first ten years following the date of its issue.

      Depending upon when you purchased your Contract, you may choose between two versions of the SecurePay rider.

        The basic SecurePay rider is available with Contracts purchased on or after May 1, 2007. Your Benefit Base may increase on your Contract Anniversary if your Contract Value has increased, but will remain fixed if the Contract Value has declined due to poor market performance.
        The SecurePay rider with the SecurePay Advantage Benefit is available for an increased SecurePay Fee with Contracts purchased on or after May 1, 2009. Like the basic SecurePay rider, the SecurePay Advantage Benefit provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased. However, the SecurePay Advantage Benefit also provides for potential increases in the Benefit Base of up to 5.0% each Contract Anniversary during a specified period, even if your Contract Value has not increased.

      See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option."

      Also, effective May 1, 2009, the SecurePay R72 Benefit is no longer available for purchase with the SecurePay rider, even if you purchased your Contract prior to May 1, 2009 and you purchase the rider on or after May 1, 2009 by exercising the RightTime option. For information on the SecurePay R72 Benefit, please see Appendix E: The SecurePay R72 Benefit (Not Available On or After May 1, 2009).

      What is the RightTime Option?

      You may elect the SecurePay rider at the time you purchase your Contract, or you may purchase this rider at a later date under our RightTime option so long as you satisfy the rider age requirements and the rider is still available for sale. If you purchase a rider under the RightTime option, the rider will be subject to the terms and conditions in effect at the time the rider is issued. Currently, the annual rider fee is 0.10% higher if you exercise the RightTime option to elect a rider than if you elect the rider when you purchase your Contract. See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") with RightTime Option."

      What Annuity Options are available?

      Currently, we apply the Annuity Value to an Annuity Option on the Annuity Commencement Date, unless you choose to receive the surrender value in a lump sum. Annuity Options include: payments for a certain period and life income with or without payments for a certain period. Annuity Options are available on either a fixed or variable payment basis. (See "Annuity Payments".)

      Is the Contract available for qualified retirement plans?

      You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax or financial adviser for information specific to your circumstances to determine whether the use of the Contract within a qualified retirement plan is an appropriate investment for you. (See "Description of the Contract, The Contract," and "Federal Tax Matters, Qualified Retirement Plans".)

      Protective no longer issues Contracts under Section 403(b) of the Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company.

      Other contracts

      We offer other types of annuity contracts and insurance policies that also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of their Sub-Accounts and may offer different benefits than the Contract. To obtain more information about these other contracts and policies, you may contact our Administrative Office in writing or by telephone.

      Where may I find financial information about the Sub-Accounts?

      You may find financial information about the Sub-Accounts in Appendix C to this prospectus and in the Statement of Additional Information.

      Federal Tax Status

      Generally, all earnings on investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from a non-Qualified Contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. (See "Federal Tax Matters".)

      THE COMPANY, VARIABLE ACCOUNT AND FUNDS

      Protective Life Insurance Company

      The Contracts are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life provides life insurance, annuities, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2014, Protective Life had total assets of approximately $70.0 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation ("PLC"), a U.S. insurance holding company and subsidiary of The Dai-ichi Life Insurance Company, Limited ("Dai-ichi"). Dai-ichi's stock is traded on the Tokyo Stock Exchange. As of December 31, 2014, PLC had total assets of approximately $70.5 billion.

      Protective Variable Annuity Separate Account

      The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under federal securities laws.

      Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. You assume all of the investment risk for Purchase Payments and Contract Value allocated to the Sub-Accounts. Your Contract Value in the Sub-Accounts is part of the assets of the Variable Account. The portion of the assets of the Variable Account equal to the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

      This Contract may not offer all the Sub-Accounts of the Variable Account, and other contracts Protective Life issues may offer some or all of the Sub-Accounts of the Variable Account.

      If you select the SecurePay rider, your options for allocating Purchase Payments and Contract Value will be restricted. You must allocate your Net Purchase Payments and Contract Value in accordance with the rider's Allocation Guidelines and Restrictions. In general, the required allocations under these guidelines focus on conservative, high quality bond funds, combine bond funds and growth stock funds, or emphasize growth stock funds while including a significant weighting of bond funds with a goal of seeking to provide income and/or capital appreciation while avoiding excessive risk. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option.")

      Administration

      Protective Life Insurance Company performs the Contract administration at its Administrative Office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

      The Funds

      The assets of each Sub-Account are invested solely in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: American Funds Insurance Series managed by Capital Research and Management Company, Fidelity® Variable Insurance Products managed by Fidelity Management and Research Company and subadvised by FMR Co., Inc., Fidelity Investments Money Management, Inc. or Strategic Advisors, Inc.; Goldman Sachs Variable Insurance Trust managed by Goldman Sachs Asset Management L.P. or Goldman Sachs Asset Management International; The Universal Institutional Funds, Inc., managed by Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; Legg Mason Partners Variable Equity Trust advised by Legg Mason Partners Fund Advisor, LLC, and sub-advised by ClearBridge Advisors, LLC; PIMCO Variable Insurance Trust advised by Pacific Investment Management Company, LLC, and sub-advised by Research Affiliates, LLC; Royce Capital Fund advised by Royce & Associates, LLC; MFS® Variable Insurance Trust and MFS® Variable Insurance Trust II managed by MFS® Investment Management; LordAbbett Series Fund, Inc., managed by Lord, Abbett & Co., LLC., Franklin Advisers, Inc. is the investment adviser for the Franklin Flex Cap Growth VIP Fund, Franklin Income VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin U.S. Government Securities VIP Fund and the Templeton Global Bond VIP Fund. Franklin Advisory Services, LLC is the investment adviser for Franklin Rising Dividends VIP Fund and the Franklin Small Cap Value VIP Fund. Franklin Mutual Advisers, LLC is the investment adviser for the Franklin Mutual Shares VIP Fund. Templeton Investment Counsel, LLC is investment adviser for the Templeton Foreign VIP Fund. Templeton Global Advisors Limited is investment adviser for the Templeton Growth VIP Fund. Invesco Advisers, Inc. is the investment adviser for AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The Invesco V.I. Balanced Risk Allocation Fund is subadvised by Invesco Asset Management Deutschland GmbH. Shares of these funds are offered only to:

        the Variable Account;
        other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;
        separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and
        certain qualified retirement plans.

      Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

      There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.

      American Funds Insurance Series

      Asset Allocation Fund, Service Class

      This Fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.

      AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

      Invesco V.I. American Franchise Fund, Series II Shares(1)

      This Fund's investment objective is to seek capital growth.

      Invesco V.I. American Value Fund, Series II Shares

      This Fund's investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

      Invesco V.I. Balanced Risk Allocation Fund, Series II Shares(2)

      This Fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.

      Invesco V.I. Comstock Fund, Series II Shares

      This Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

      Invesco V.I. Equity and Income Fund, Series II Shares

      This Fund's investment objectives are both capital appreciation and current income.

      Invesco V.I. Government Securities Fund, Series II Shares

      The Fund's investment objective is total return, comprised of current income and capital appreciation.

      Invesco V.I. Growth and Income Fund, Series II Shares

      This Fund's investment objective is to seek long-term growth of capital and income.

      Invesco V.I. International Growth Fund, Series II Shares(1)

      This Fund's investment objective is long-term growth of capital.

      Invesco V.I. Mid Cap Growth Fund, Series II Shares

      This Fund's investment objective is to seek capital growth.

      Fidelity® Variable Insurance Products

      VIP Contrafund® Portfolio, Service Class 2

      This Fund seeks capital appreciation.

      VIP Equity-Income Portfolio, Service Class 2(1)

      This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

      VIP Freedom Fund, 2015 Maturity, Service Class 2(1)

      This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

      VIP Freedom Fund, 2020 Maturity, Service Class 2(1)

      This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

      VIP Growth Portfolio, Service Class 2(1)

      This Fund seeks to achieve capital appreciation.

      VIP Index 500 Portfolio, Service Class 2

      This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

      VIP Investment Grade Bond Portfolio, Service Class 2

      This Fund seeks as high a level of current income as is consistent with the preservation of capital.

      VIP Mid Cap Portfolio, Service Class 2

      This Fund seeks long-term growth of capital.

      Franklin Templeton Variable Insurance Products Trust

      Franklin Flex Cap Growth VIP Fund, Class 2

      This Fund seeks capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.

      Franklin Income VIP Fund, Class 2

      This Fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in both equity and debt securities.

      Franklin Mutual Shares VIP Fund, Class 2

      This Fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

      Franklin Rising Dividends VIP Fund, Class 2

      This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.

      Franklin Small Cap Value VIP Fund, Class 2

      This Fund seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization companies.

      Franklin Small-Mid Cap Growth VIP Fund, Class 2

      This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.

      Franklin U.S. Government Securities VIP Fund, Class 2

      This Fund seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities.

      Templeton Foreign VIP Fund, Class 2

      This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

      Templeton Global Bond VIP Fund, Class 2

      This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, this Fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

      Templeton Growth VIP Fund, Class 2

      This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests predominantly in equity securities of companies located anywhere in the world, including emerging markets.

      Goldman Sachs Variable Insurance Trust

      Each Sub-Account investing in the Institutional Class of the Goldman Sachs Fund is only available to Contracts issued before May 1, 2008.

      Growth Opportunities Fund, Service Class

      This Fund seeks long-term growth of capital.

      Large Cap Value Fund, Service Class

      This Fund seeks long-term capital appreciation.

      Mid Cap Value Fund, Service Class

      This Fund seeks long-term capital appreciation.

      Small Cap Equity Insights Fund, Service Class (1)

      This Fund seeks long-term growth of capital.

      Strategic Growth Fund, Service Class

      This Fund seeks long-term growth of capital.

      Strategic International Equity Fund, Service Class

      This Fund seeks long-term growth of capital.

      U.S. Equity Insights Fund, Service Class (1)

      This Fund seeks long-term growth of capital and dividend income.

      Legg Mason Partners Variable Equity Trust

      ClearBridge Variable Mid Cap Core Portfolio, Class II

      This Fund seeks long-term growth of capital.

      ClearBridge Variable Small Cap Growth Portfolio, Class II

      This Fund seeks long-term growth of capital.

      Lord Abbett Series Fund, Inc.

      Fundamental Equity Portfolio, Value Class

      The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

      Calibrated Dividend Growth Portfolio, Value Class

      The Fund's investment objective is to seek current income and capital appreciation.

      Bond-Debenture Portfolio, Value Class

      The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

      Growth and Income Portfolio, Value Class

      The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

      Growth Opportunities Portfolio, Value Class

      The Fund's investment objective is capital appreciation.

      International Opportunities Portfolio, Value Class

      The Fund's investment objective is long-term capital appreciation.

      Classic Stock Portfolio, Value Class

      The Fund's investment objective is growth of capital and growth of income consistent with reasonable risk.

      Mid-Cap Stock Portfolio, Value Class

      The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

      MFS® Variable Insurance Trust(3)

      MFS® Growth Series, Service Class Shares

      This Fund's investment objective is to seek capital appreciation.

      MFS® Investors Trust Series, Service Class Shares

      This Fund's investment objective is to seek capital appreciation.

      MFS® New Discovery Series, Service Class Shares

      This Fund's investment objective is to seek capital appreciation.

      MFS® Total Return Bond Series, Service Class Shares (formerly MFS® Research Bond Series, Service Class Shares)

      This Fund seeks total return with an emphasis on current income, but also considering capital appreciation.

      MFS® Research Series, Service Class Shares

      This Fund's investment objective is to seek capital appreciation.

      MFS® Total Return Series, Service Class Shares

      This Fund's investment objective is to seek total return.

      MFS® Utilities Series, Service Class Shares

      This Fund's investment objective is to seek total return.

      MFS® Value Series, Service Class Shares

      This Fund's investment objective is to seek capital appreciation.

      MFS® Variable Insurance Trust II(3)

      MFS® Massachusetts Investors Growth Stock Portfolio, Service Class Shares(4)

      This Fund's investment objective is to seek capital appreciation.

      Oppenheimer Variable Account Funds

      Capital Appreciation Fund/VA, Service Shares

      This Fund seeks capital appreciation.

      Discovery Mid Cap Growth Fund/VA, Service Shares(5)

      This Fund seeks capital appreciation.

      Global Fund/VA, Service Shares

      This Fund seeks capital appreciation.

      Main Street Fund/VA, Service Shares

      This Fund seeks capital appreciation.

      Money Fund/VA

      This Fund seeks income consistent with stability of principal. An investment in the Money Fund/VA is not a deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account Annual Expenses, the yield in the Sub-Account that invests in this Fund could be negative.

      Global Strategic Income Fund/VA, Service Shares

      This Fund seeks total return.

      PIMCO Variable Insurance Trust

      Long-Term US Government Portfolio, Advisor Class

      This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"), which may be represented by forwards or derivatives such as options, future contracts, or swap agreements.

      Low Duration Portfolio, Advisor Class

      This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The average portfolio duration of this Portfolio normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates.

      Real Return Portfolio, Advisor Class

      This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, future contracts or swap agreements.

      Short-Term Portfolio, Advisor Class

      This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. The average portfolio duration of this Portfolio will vary based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

      Total Return Portfolio, Advisor Class

      This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

      Royce Capital Fund

      Micro-Cap Fund, Service Class

      This Fund seeks long-term growth of capital. Invests primarily in equity securities of micro-cap companies, those with market capitalizations of up to $750 million.

      Small-Cap Fund, Service Class

      This Fund seeks long-term growth of capital. Invests primarily in equity securities of small-cap companies, those with market capitalizations of up to $2.5 billion.

      The Universal Institutional Funds, Inc.

      UIF Global Real Estate Portfolio, Class II

      Seeks current income and capital appreciation.

      (1) Not available for Contracts purchased on or after November 2, 2009.

      (2) Not available for Contracts purchased on or after May 1, 2011.

      (3) Effective February 2, 2015, the Sub-Account investing in this Fund was closed to new investments. If you did not have Contract Value in, or allocation instructions including this Sub-Account on that date, you may not allocate Contract Value to this Sub-Account. If you had Contract Value in, or allocation instructions that included this Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to the Sub-Account, but if you change your allocation instructions to terminate your investment in this Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

      (4) MFS Investors Growth Stock Series merged into MFS Massachusetts Investors Growth Stock Portfolio, a series of MFS Variable Insurance Trust II in March, 2015.

      (5) Not available for Contracts purchased on or after November 2, 2009.

      There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your investment adviser. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

      Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

      Selection of Funds

      We select the Funds offered through the Contracts based on several criteria, including the following:

        asset class coverage,
        the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition,
        performance,
        the capability and qualification of each investment firm, and whether our distributors are likely to recommend the Funds to Contract Owners.

      Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see "Certain Payments We Receive with Regard to the Funds." We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant contract owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

      Asset Allocation Model Portfolios.  Four asset allocation models ("Model Portfolios") are available at no additional charge as investment options under your Contract.

      Each Model Portfolio invests different percentages of Contract Value in some or all of the Sub-Accounts under your Contract, and these Model Portfolios range from conservative to aggressive. The Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. Also, while diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There can be no assurance that any of the Model Portfolios will achieve their investment objective.

      Pursuant to an agreement with Protective, Milliman, Inc., a diversified financial services firm and registered investment adviser under the Investment Advisers Act of 1940, as amended, determines the composition of the Model Portfolios and is compensated by Protective for doing so. There is no investment advisory relationship between Milliman and Owners. In the future, Protective may modify or discontinue its arrangement with Milliman, in which case Protective may contract with another firm to provide similar asset allocation models, provide its own asset allocation models, or cease offering asset allocation models.

      The available Model Portfolios may change from time to time. In addition, the target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the portfolio holdings of the Funds in the underlying Sub-Accounts. We will not change your existing Contract Value or premium allocation or percentages in response to these changes, however. If you desire to change your Contract Value or premium allocation or percentages to reflect a revised or different Model Portfolio, you must submit new allocation instructions to our Administrative Office in writing.

      The following is a brief description of the four Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios and help you select which Model Portfolio, if any, may be suitable for you. Please talk to him or her if you have additional questions about these Model Portfolios.

        Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 45% in equity and 55% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value and mortgages.
        Moderate Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 55% in equity and 45% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.
        Growth and Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 65% in equity and 35% in fixed income investments. The largest asset class target allocations are in fixed income, international equity, large cap value, and large cap growth.
        Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 90% in equity and 10% in fixed income investments. The largest asset class target allocations are in international equity, large cap value, large cap growth and mid cap stocks.

      The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the portfolio holdings of the Funds in the underlying Sub-Accounts.

      Other Information about the Funds

      Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Contract Value to the Sub-Account investing in shares of that Fund.

      Certain Payments We Receive with Regard to the Funds

      We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. These payments are made for various purposes, including payment for services provided and expenses incurred by us (and our affiliates) in promoting, marketing, distributing, and administering the Contracts, and, in our role as intermediary, the Funds. We (and our affiliates) may profit from these payments.

      12b-1 Fees.  We and our affiliate, Investment Distributors, Inc. ("IDI"), the principal underwriter for the Contracts, receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). IDI may pay some or all of the 12b-1 fees it receives to us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund's total annual fund operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we and IDI anticipate we will receive from the Funds on an annual basis:

      Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to IDI:
Fidelity Variable Insurance Products	0.25%
Paid to us:
Franklin Templeton Variable Insurance Products Trust	0.25%
Goldman Sachs Variable Insurance Trust	0.25%
American Funds Insurance Series	0.25%
Royce Capital Fund	0.25%
Legg Mason Partners Variable Equity Trust	0.25%
MFS® Variable Insurance Trust	0.25%
MFS® Variable Insurance Trust II	0.25%
The Universal Institutional Funds, Inc.	0.35%
PIMCO Variable Insurance Trust	0.25%
Oppenheimer Variable Account Funds	0.25%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0.25%

      Payments from Advisers and/or Distributors.  As of the date of this prospectus, we (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of all of the Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds currently range from 0.10% to 0.50% of Fund assets attributable to our variable insurance contracts.

      Other Payments.  A Fund's adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

      Certain Payments We Make with Regard to the Funds

      We pay American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series, a percentage of all amounts allocated to the American Funds Asset Allocation Fund for the services it provides in marketing this Fund's shares in connection with the Contracts.

      For details about the compensation payments we make in connection with the sale of the Contracts, see "Distribution of the Contracts."

      Other Investors in the Funds

      Shares of American Funds Insurance Series, Fidelity® Variable Insurance Products, Goldman Sachs Variable Insurance Trust, MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Inc., Franklin Templeton Variable Insurance Products Trust, Royce Capital Fund, Legg Mason Partners Variable Equity Trust, PIMCO Variable Insurance Trust, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and The Universal Institutional Funds, Inc., are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life's Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. The boards of directors (or trustees) of American Funds Insurance Series, Fidelity® Variable Insurance Products, Goldman Sachs Variable Insurance Trust, MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Inc., Franklin Templeton Variable Insurance Products Trust, Royce Capital Fund, Legg Mason Partners Variable Equity Trust, PIMCO Variable Insurance Trust, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and The Universal Institutional Funds, Inc., monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

      Addition, Deletion or Substitution of Investments

      Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. The new funds may have higher fees and charges than the ones they replaced. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities. Because the plan fiduciary retains the right to select the investments in an employee benefit plan, when the fiduciary receives notice of an addition, deletion, or substitution of an investment (for example, either through this prospectus or a supplement to the prospectus) a plan fiduciary should consider whether the Contract will remain a prudent investment for the plan. If a plan fiduciary wishes to reject the change after receiving notice, it can do so by surrendering the Contract.

      Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares of a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine. All Sub-Accounts and Funds may not be available to all classes of contracts.

      If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owner(s) and Annuitants, and subject to any approvals that may be required under applicable law, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account required by the 1940 Act or other applicable law or regulation.

      DESCRIPTION OF THE CONTRACT

      The following sections describe the Contracts currently being offered.

      The Contract

      The ProtectiveValues Advantage Variable Annuity Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. In certain states we offer the Contract as a group contract to eligible persons who have established accounts with certain broker-dealers that have entered into a distribution agreement with Protective Life to offer the Contract. In those states we may also offer the Contract to members of other eligible groups. In all other states, we offer the Contract as an individual contract. If you purchase an interest in a group Contract, you will receive a certificate evidencing your ownership interest in the group Contract. Otherwise, you will receive an individual Contract. If you are issued a certificate, you also will receive a copy of the Contract, and you will be entitled to exercise all rights and privileges provided under the Contract without the consent of the group Contract holder. See "Parties to the Contract" below.

      Use of the Contract in Qualified Plans

      You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans), Protective no longer issues Contracts under Section 403(b) of the Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a Qualified Plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs as they apply to your particular situation.

      Parties to the Contract

      Owner

      The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. In those states where the Contract is issued as a group contract, the term "Owner" refers to the holder of the certificate evidencing an interest in the group contract. Two persons may own the Contract together. In the case of two Owners, provisions relating to action by the Owner means both Owners acting together. Protective Life may accept instructions from one Owner on behalf of both Owners, however, Protective Life will only issue a Contract prior to each Owner's 86th birthday (76th birthday if the maximum Anniversary Value Death Benefit was selected). Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. In the case of Owners who are nonnatural persons, the age restrictions apply to the Annuitant.

      The Owner of this Contract may be changed by Written Notice provided:

        each new Owner's 86th birthday (76th birthday if Maximum Anniversary Value Death Benefit was selected) is after the Effective Date; and
        each new Owner's 95th birthday is on or after the Annuity Commencement Date.

      For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See "Taxation of Annuities in General.") If you select the SecurePay rider, changing and/or adding Owners may result in termination of the rider. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option.")

      Beneficiary

      The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

      Primary — The Primary Beneficiary is the surviving Owner, if any. If there is no surviving Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

      Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.

      If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

      Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. If you select the SecurePay rider, changing and/or adding Beneficiaries may result in termination of the rider. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option.")

      Annuitant

      The Annuitant is the person or persons on whose life annuity income payments may be based. The first Owner shown on the application for the Contract is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant's 86th birthday. If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise. However, if the Owner is a nonnatural person, the death of the Annuitant will be treated as the death of the Owner.

      The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not a natural person, then the Annuitant may not be changed. The new Annuitant's 95th birthday must be on or after the Annuity Commencement Date in effect when the change of Annuitant is requested.

      Payee

      The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

      Issuance of a Contract

      To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life. Any such licensed representative must also be a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code.

      If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the Net Purchase Payment to the Allocation Options as you direct on the appropriate form within two business days of receiving such Purchase Payment at the Administrative Office. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five business days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the Net Purchase Payment to the appropriate Allocation Options within two business days. You may transmit information necessary to complete an application to Protective Life by telephone, facsimile, or electronic media.

      Purchase Payments

      We will only accept Purchase Payments before the earlier of the oldest Owner's and Annuitant's 86th birthday. No Purchase Payment will be accepted within 3 years of the Annuity Commencement Date then in effect. If you select the SecurePay rider, you cannot make any Purchase Payments on or after the Benefit Election Date. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option.") The minimum initial Purchase Payment is $5,000 ($2,000 for Qualified Contracts). The minimum subsequent Purchase Payment is $100 or $50 if made by electronic funds transfer. We reserve the right not to accept any Purchase Payment. Under certain circumstances, we may be required by law to reject a Purchase Payment.

      Purchase Payments are payable at our Administrative Office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. We will process Purchase Payments as of the end of the Valuation Period during which we receive your payment and a completed transaction service form at our Administrative Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any Purchase Payment received at our Administrative Office after the end of the Valuation Period on the next Valuation Day.

      The maximum aggregate Purchase Payments that can be made without prior Administrative Office approval is currently $1,000,000.

      We reserve the right to change the maximum aggregate Purchase Payment(s) that we will accept at any time, and to condition acceptance of Purchase Payments over any established maximum amount upon prior approval by our Administrative Office and to impose conditions upon the acceptance of aggregate Purchase Payments greater than the established maximum, such as limiting the death benefit and lifetime income options that are available under your Contract. We also reserve the right to limit, suspend, or reject any Purchase Payment at any time, and/or limit the Investment Options to which you may direct Purchase Payments. We may do so for all Contracts or only certain classes of Contracts. We will give Written Notice at least five (5) days before any changes to Purchase Payment limitations go into effect. If we exercise our right to suspend, reject, and/or place limitations on the acceptance and/or allocation of subsequent Purchase Payments, you may be unable to, or limited in your ability to, increase your Contract Value through subsequent Purchase Payments. This could also prevent you from making future contributions to a Qualified Contract, including periodic contributions to an employer-sponsored retirement plan. (See “Qualified Retirement Plans.”).

      Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the automatic Purchase Payment plan to any DCA Fixed Account. You may not elect the automatic Purchase Payment plan and the partial automatic withdrawal plan simultaneously. (See "Surrenders and Partial Surrenders".) Upon notification of the death of any Owner the Company will terminate deductions under the automatic purchase payment plan.

      We do not always receive your Purchase Payment or your application on the day you send them or give them to your sales representative. In some circumstances, such as when you purchase a Contract in exchange for an existing annuity contract from another company, we may not receive your Purchase Payment from the other company for a substantial period of time after you sign the application and send it to us.

      Right to Cancel

      You have the right to return the Contract within a certain number of days after you receive it by returning it, along with a written cancellation request, to our Administrative Office or the sales representative who sold it. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage pre-paid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus the sales charge and any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payment.

      For Individual Retirement Annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate all or a portion of your initial Net Purchase Payment (and any subsequent Net Purchase Payment made during the right-to-cancel period) that you allocated to the Sub-Accounts to the Oppenheimer Money Fund/VA Sub-Account until the expiration of the right-to-cancel period. Thereafter, we will allocate all Net Purchase Payments according to your allocation instructions then in effect.

      Allocation of Purchase Payments

      Owners must indicate how their initial and subsequent Net Purchase Payments are to be allocated among the Allocation Options. If your allocation instructions are indicated by percentages, whole percentages must be used.

      Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). For non-written instructions regarding allocations, we may require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

      If you select the SecurePay rider, your options for allocating Purchase Payments will be restricted. You must allocate your Purchase Payments (and Contract Value) in accordance with the rider's Allocation Guidelines and Restrictions. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option.")

      Variable Account Value

      Sub-Account Value

      A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Net Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Net Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by interest income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

      The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the Accumulation Units in that Sub-Account on that day.

      Determination of Accumulation Units

      Purchase Payments allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Net Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

      Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

        surrenders;
        partial surrenders;
        partial automatic withdrawals;
        transfer from a Sub-Account and any applicable transfer fee;
        payment of a death benefit claim;
        application of the Contract Value to an Annuity Option;
        deduction of the monthly death benefit fee, the monthly SecurePay Fee, and the annual contract maintenance fee; and
        deduction of a sales charge when a letter of intent is not fulfilled.

      Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event. Accumulation Units associated with the monthly death benefit fee, the monthly SecurePay Fee, and the annual contract maintenance fee are canceled without notice or instruction.

      Determination of Accumulation Unit Value

      The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Day is the Accumulation Unit value for that class at the end of the previous Valuation Day times the net investment factor.

      Net Investment Factor

      The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

        is the result of:
          the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus the per share amount of any dividend or capital gain distributions made by the Funds held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period.
        is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the most recent prior Valuation Period.
        is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period and a charge or credit for any taxes attributed to the investment operations of the Sub-Account, as determined by the Company.

      Transfers

      Before the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions on a completed transaction service form at our Administrative Office, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate. Prices for the Allocation Options are determined as of the end of each Valuation Period, which is the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Accordingly, transfer requests received in "good order" at our Administrative Office before the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the day the requests are received; transfer requests received in "good order" at our Administrative Office after the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the next day on which the New York Stock Exchange is open for regular trading. A transfer request will be deemed in "good order" if the transaction service form is fully and accurately completed and signed by the Onwer(s) and received by us at our Administrative Office. We may defer transfer requests under the same conditions that payment of withdrawals and surrenders may be delayed. (See "Suspension or Delay in Payments.") There are limitations on transfers, which are described below.

      After the Annuity Commencement Date, when Variable Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or between the Guaranteed Account or any Sub-Account.

      If you select the SecurePay rider, your options for transferring Contract Value will be restricted. You must transfer Contract Value in accordance with the rider's Allocation Guidelines and Restrictions. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option.")

      How to Request Transfers

      Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written instructions for such transfers. We will require a form of personal identification prior to acting on non-written instructions and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

      Reliability of Communications Systems

      The Internet and telephone systems may not always be available. Any computer or telephone system, whether it is yours, your service providers', your registered representative's, or ours, can experience unscheduled outages or slowdowns for a variety of reasons. Such outages or delays may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you can make your transaction by writing to us at our Administrative Office.

      Limitations on Transfers

      We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions submitted by telephone, automated telephone system, the Internet or facsimile) without prior notice for any Contract or class of Contracts at any time for any reason.

      Minimum amounts.  You must transfer at least $100 each time you make a transfer. If the entire amount in the Allocation Option is less than $100, you must transfer the entire amount. If less than $100 would be left in an Allocation Option after a transfer, then we may transfer the entire amount out of that Allocation Option instead of the requested amount.

      Number of transfers.  Currently we do not generally limit the number of transfers that may be made. We reserve the right, however, to limit the number of transfers to no more than 12 per Contract Year. We also reserve the right to charge a transfer fee for each additional transfer over 12 during any Contract Year. The transfer fee will not exceed $25 per transfer. We will deduct any transfer fee from the amount being transferred. (See "Charges and Deductions, Transfer Fee.")

      Limitations on transfers involving the Guaranteed Account.  No amounts may be transferred into a DCA Fixed Account. No amounts may be transferred to the Fixed Account within six months after any transfer from a Guaranteed Account to the Variable Account. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of (a) $2,500 or (b) 25% of the Contract Value in the Fixed Account. Due to this limitation, if you want to transfer all of your Contract Value from the Guaranteed Account to the Variable Account, it may take several years to do so. The limitation on transfers from the Fixed Account does not apply, however, to dollar cost averaging transfers from the Fixed Account.

      Limitations on frequent transfers, including "market timing" transfers.  Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in the Fund's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.

      When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants, or owners of other variable annuity contracts we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

        Increased brokerage, trading and transaction costs;
        Disruption of planned investment strategies;
        Forced and unplanned liquidation and portfolio turnover;
        Lost opportunity costs; and
        Large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

      In order to try to protect our Owners and the Funds from the potential adverse effects of frequent transfer activity, we have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants and owners of other variable annuity contracts we issue that invest in the Variable Account.

      We monitor transfer activity in the Contracts to identify frequent transfer activity in any Contract. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and portfolio rebalancing programs when monitoring for frequent transfer activity.

      When we identify transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting transfers for that Contract or group of Contracts. All transfer requests for the affected Contract or group of Contracts must be made by Written Notice. We notify the affected Owner(s) in writing of these restrictions.

      In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds' policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, except that, under SECrules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Fund. Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund's refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner's transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each Fund for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

      We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

      Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

      Dollar Cost Averaging

      Before the Annuity Commencement Date, you may instruct us by Written Notice to transfer automatically on a monthly basis, amounts from a DCA fixed account to any Sub-Account of the Variable Account. If you purchased your Contract before May 1, 2006 you also have the option of making these transfers on a quarterly basis. This is known as the "dollar-cost averaging" method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

      You may make dollar cost averaging transfers on the 1st through the 28th day of each month. The minimum period for dollar cost averaging transfers from the Fixed Account is twelve months. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

      There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue dollar cost averaging upon Written Notice to the Owner.

      Any Net Purchase Payment allocated to a DCA Fixed Account must include instructions regarding the period and frequency of the dollar cost averaging transfers, and the Sub-Accounts into which the transfers are to be made. Currently, the maximum period for dollar cost averaging from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months. Dollar cost averaging transfers may be made monthly or, if your Contract was purchased before May 1, 2006, quarterly. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Fixed Account.

      The periodic amount transferred from a DCA Fixed Account will be equal to the Net Purchase Payment allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made. Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Fixed Account Value equals $0 or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Fixed Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Fixed Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Sub-Accounts according to your dollar cost averaging allocation instruction in effect at that time. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).

      The interest rates on the DCA Fixed Accounts apply to the declining balance in the account. Therefore the amount of interest actually paid with respect to a Net Purchase Payment allocated to the DCA Fixed Account will be substantially less than the amount that would have been paid if the full Net Purchase Payment remained in the DCA Fixed Account for the full period.

      If you select the SecurePay rider, you may allocate your Purchase Payments to a DCA Fixed Account; however, you must make transfers from the DCA Fixed Account in accordance with the rider's Allocation Guidelines and Restrictions. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option.")

      Portfolio Rebalancing

      Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing"). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Accounts at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

      You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).

      There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon Written Notice to the Owner at any time for any reason.

      Surrenders and Partial Surrenders

      At any time before the Annuity Commencement Date, you may request a full or partial surrender from your Contract. Federal and state income taxes may apply to a full or partial surrender (including withdrawals made under the SecurePay rider), and a 10% federal penalty tax may apply if the full or partial surrender occurs before the Owner reaches age 59-1/2. (See "Taxation of Annuities in General: Taxation of Partial and Full Surrenders.") Asurrender value may be available under certain Annuity Options. (See "ANNUITY PAYMENTS — Annuity Options.") In accordance with SEC regulations, full and partial surrenders are payable within 7 calendar days of our receiving your request in "good order" at our Administrative Office. (See "SUSPENSION OR DELAY IN PAYMENTS.") A full or partial surrender request will be deemed in "good order" if the transaction service form is fully and accurately completed and signed by the Owner(s) and received by us at out Administrative Office.

      Full Surrender

      At any time before the Annuity Commencement Date, you may request a full surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request either by Written Notice or by facsimile. Surrenders requested by facsimile are subject to limitations. Currently, we accept requests by facsimile for full surrenders of Contracts that have a Contract Value of $50,000 or less. For Contracts that have a Contract Value greater than $50,000, we will only accept surrender requests by Written Notice. We may eliminate your ability to request a full surrender by facsimile or change the requirements for your ability to request a full surrender by facsimile for any Contract or class of Contracts at any time without prior notice. We will pay you the surrender value in a lump sum unless you request payment under another payment option that we are making available at the time.

      Partial Surrender

      At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value provided the Contract Value remaining after the partial surrender is at least $5,000 (or $2,000 for Qualified Contracts). If you request a partial surrender that would reduce your Contract Value below $5,000 (or $2,000 if you own a Qualified Contract), then we will consider your request to be not in good order and we will notify you that we will not process your request. Throughout this prospectus we may refer to a partial surrender of your Contract Value as a "withdrawal" from your Contract. Please note that if you select the SecurePay rider special withdrawal rules apply, especially on or after the Benefit Election Date. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option.")

      You may request a partial surrender by Written Notice or by facsimile. If we have received your completed telephone withdrawal authorization form, you also may request a partial surrender by telephone. Partial surrenders requested by telephone or by facsimile are subject to limitations. Currently we accept requests for partial surrenders by telephone or by facsimile for amounts not exceeding 25% of Contract Value, up to a maximum of $50,000. For partial surrenders of Contract Value exceeding 25% of Contract Value and/or $50,000 we will only accept partial surrender requests by Written Notice. We may eliminate your ability to make partial surrenders by telephone or facsimile or change the requirements for your ability to make partial surrenders by telephone or facsimile for any Contract or class of Contracts at any time without prior notice.

      We will withdraw the amount of your partial surrender and any applicable premium tax from the Contract Value as of the end of the Valuation Period during which we receive your request for the partial surrender at our Administrative Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any partial surrender request received at our Administrative Office after the end of the Valuation Period on the next Valuation Day.

      You may specify the amount of the partial surrender to be made from any Allocation Option. If you do not so specify, or if the amount in the designated Allocation Options is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.

      Signature Guarantees

      Signature guarantees are required for withdrawals or surrenders of $50,000 or more.

      Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim's account with a financial institution or a provider of financial services. They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

      An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

      A notary public cannot provide a signature guarantee. Notarization will not substitute for a signature guarantee.

      Surrender Value

      The surrender value of your Contract is equal to the Contract Value minus any applicable contract maintenance fee, outstanding sales charge and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive in "good order" your Written Notice or facsimile requesting surrender and your Contract at our Administrative Office. A surrender request will be deemed in "good order" if the transaction service form is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any surrender request received at our Administrative Office after the end of the Valuation Period on the next Valuation Day.

      Cancellation of Accumulation Units

      Surrenders and partial surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.

      Surrender and Partial Surrender Restrictions

      The Owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

      There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b)(11) of the Internal Revenue Code restricts the distribution under Section 403(b) annuity contracts of:

        contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;
        earnings on those contributions; and
        earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

      These amounts can be paid only if the employee has reached age 59-1/2, had a severance from employment, has become disabled, in the case of hardship, or if the amount is a qualified reservist distribution under Section 72(t)(2)(G) of the Code. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. In addition, in the case of contracts issued on or after January 1, 2009, a Section 403(b) contract is permitted to distribute retirement benefits (other than those attributable to salary reduction contributions) to a participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability. (These limitations on withdrawals and distributions do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) annuity contract or into a Section 403(b)(7) custodial account.)

      In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

      Partial Automatic Withdrawals

      Currently, we offer a partial automatic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. Payments to you under this plan will only be made by electronic fund transfer. In order to participate in the plan you must have:

        made an initial Purchase Payment of at least $5,000; or
        a Contract Value as of the previous Contract Anniversary of at least $5,000.

      The partial automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See "Purchase Payments".) There may be federal and state income tax consequences to partial automatic withdrawals from the Contract, including the possible imposition of a 10% federal penalty tax if the surrender occurs before the Owner reaches age 59-1/2. You should consult your tax advisor before participating in any withdrawal program. (See "Taxation of Partial and Full Surrenders".)

      When you elect the partial automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Partial automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. Partial automatic withdrawals will be taken pro-rata from the Allocation Options in proportion to the value each Allocation Option bears to the total Contract Value. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

      If any partial automatic withdrawal transaction would result in a Contract Value of less than $5,000 after the withdrawal, the transaction will not be completed and the partial automatic withdrawal plan will terminate. Once partial automatic withdrawals have terminated due to insufficient Contract Value, they will not be automatically reinstated in the event that your Contract Value should reach $5,000 again. Upon notification of the death of any Owner we will terminate the partial automatic withdrawal plan. The partial automatic withdrawal plan may be discontinued by the Owner at any time by Written Notice.

      There is no charge for the partial automatic withdrawal plan. If you select the SecurePay rider under your Contract, any partial automatic withdrawal plan in effect will terminate on the Benefit Election Date (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option."). We reserve the right to discontinue the partial automatic withdrawal plan upon Written Notice to you.

      THE GUARANTEED ACCOUNT

      The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures are subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

      The Guaranteed Account consists of the Fixed Account and the DCA Fixed Accounts. The Fixed Account and certain DCA Fixed Accounts are not available in all states. Further, we may not always offer the Fixed Account or the DCA Fixed Accounts in new Contracts. If we are offering the Fixed Account or any of the DCAFixed Accounts in your state at the time you purchase your Contract, however, those accounts will always be available in your Contract. Please ask your sales representative whether the Fixed Account and any DCA Fixed Accounts are available in your Contract.

      From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Fixed Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that yields values less than those required by the state in which the Contract is delivered. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates.

      Our General Account

      The Guaranteed Account is part of our general account. Unlike Purchase Payments and Contract Value allocated to the Variable Account, we assume the risk of investment gain or loss on amounts held in the Fixed Account and the DCA Fixed Account.

      The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Because amounts allocated to the Fixed Account and the DCA Fixed Accounts, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with any enhanced death benefits or the SecurePay rider), are paid from our general account, any amounts that we may pay under the Contract in excess of Variable Account value are subject to our financial strength and claims-paying ability. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. For this reason, you should consider our financial strength and claims paying ability to meet our obligations under the Contract when purchasing a Contract and making investment decisions under the Contract.

      We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by state regulators, and according to Generally Accepted Accounting Principles (GAAP).

      Our audited GAAP financial statements are included in the Statement of Additional Information (which is available at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page of this prospectus). In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

      You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of our financial capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and/or claims-paying ability.

      The Fixed Account

      You generally may allocate some or all of your Net Purchase Payments and may transfer some or all of your Contract Value to the Fixed Account. If you elect the SecurePay rider, you may not allocate any portion of your Purchase Payments or Contract Value to the Fixed Account. (See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option.") Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account. There are limitations on transfers involving the Fixed Account. Due to this limitation, if you want to transfer all of your Contract Value from the Fixed Account to the Variable Account, it may take several years to do so. You should carefully consider whether the Fixed Account meets your investment needs. (See "Transfers.")

      The interest rates we apply to Net Purchase Payments and transfers into the Fixed Account are guaranteed for one year from the date the Net Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Net Purchase Payments allocated to the Fixed Account. The new interest rate is also guaranteed for one year.

      The DCA Fixed Accounts

      DCA Fixed Accounts are designed to systematically transfer amounts to the Sub-Accounts of the Variable Account over a designated period. (See "Transfers, Dollar Cost Averaging.") We currently offer two DCA Fixed Accounts. The maximum period for dollar cost averaging transfers from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months.

      The DCA Fixed Accounts are available only for Net Purchase Payments designated for dollar cost averaging. Net Purchase Payments may not be allocated into any DCA Fixed Account when that DCA Fixed Account value is greater than $0, and all funds must be transferred from a DCA Fixed Account before allocating a Net Purchase Payment to that DCA Fixed Account. Where we agree, under current administrative procedures, to allocate a Net Purchase Payment to any DCA Fixed Account in installments from more than one source, we will credit each installment with the interest rate applied to the first installment we receive. The interest rate we apply to Net Purchase Payments allocated to a DCA Fixed Account is guaranteed for the period over which dollar cost averaging transfers are allowed from that DCA Fixed Account.

      Guaranteed Account Value

      Any time prior to the Annuity Commencement Date, the Guaranteed Account value is equal to the sum of:

        Net Purchase Payments allocated to the Guaranteed Account; plus amounts transferred into the Guaranteed Account; plus
        interest credited to the Guaranteed Account; minus
        amounts transferred out of the Guaranteed Account, including any transfer fee; minus the amount of any surrenders removed from the Guaranteed Account, including any premium tax; minus fees deducted from the Guaranteed Account including the monthly death benefit fee and the annual contract maintenance fee; minus deduction of a sales charge when a letter of intent is not fulfilled.

      For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.

      DEATH BENEFIT

      If any Owner dies before the Annuity Commencement Date and while this Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Commencement Date.

      We will determine the death benefit as of the end of the Valuation Period during which we receive due proof of death at our Administrative Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. If we receive due proof of death after the end of the Valuation Period, we will determine the death benefit on the next Valuation Day. Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and non-Qualified Contracts, but there are some differences in the rules that apply to each.

      The death benefit provisions of this Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.

      Please note that any death benefit payment we make in excess of the Variable Account value is subject to our financial strength and claims-paying ability.

      Payment of the Death Benefit

      The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and the entire interest in the Contract must be distributed under one of the following options:

        the entire interest must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death; or, the entire interest must be distributed within 5 years of the Owner's death.

      If no option is elected, we will distribute the entire interest within 5 years of the Owner's death.

      If there is more than one Beneficiary, the foregoing provisions apply to each Beneficiary individually.

      Continuation of the Contract by a Surviving Spouse

      In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the Beneficiary is the deceased Owner's spouse, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner. This election is only available, however, if the deceased Owner's spouse's 86th birthday (76th birthday if Maximum Anniversary Value Death Benefit was selected) is after the Effective Date. The Contract will continue with the value of the death benefit having become the new Contract Value as of the end of the Valuation Period during which we received due proof of death. The death benefit is not terminated by a surviving spouse's continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to option (1) or (2), above.

      A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

      The beneficiary of an annuity contract who is recognized as a spouse of a deceased owner for federal tax purposes is treated more favorably than a beneficiary who is not recognized as a spouse for federal tax purposes. Specifically, a beneficiary who is recognized as a spouse of the deceased owner for federal tax purposes may continue the Contract and become the new Owner as described above. In contrast, a beneficiary who is not recognized as a spouse of the deceased owner for federal tax purposes must surrender the Contract within 5 years of the owner's death or take distributions from the Contract over the beneficiary's life or life expectancy beginning within one year of the owner's death.

      The Internal Revenue Service has ruled that for federal tax purposes, the term "spouse" does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract.

      If you have questions concerning your status as a spouse for federal tax purposes and how that status might affect your rights under the Contract, you should consult your legal adviser.

      Whether a beneficiary continues the Contract as a spouse could also affect the rights and benefits under the Guaranteed Lifetime Withdrawal Benefit riders. If state law affords legal recognition to domestic partnerships or civil unions, the Riders will treat individuals who are in a bona fide civil union or domestic partnership as married and spouses for purposes of the Riders. However, as described above, for federal tax law purposes such individuals are not treated as “spouses.” As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the value of the Riders’ benefit.

      In addition, if the Rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the Rider or purchase a new Rider (depending on the date of death and whether the Rider provides single or joint life coverage), this right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law.

      An individual who is a party to a civil union or a domestic partnership should not purchase a Guaranteed Lifetime Withdrawal Benefit rider before consulting legal and financial advisors and carefully evaluating whether the Guaranteed Lifetime Withdrawal Benefit rider is suitable for his or her needs.

      Selecting a death benefit

      At the time you apply for your Contract, you must determine the type of death benefit you want. You may not change your selection after your Contract is issued. We offer two different death benefits: (1) the Return of Purchase Payments Death Benefit and (2) the Maximum Anniversary Value Death Benefit.

      Contracts issued on or after May 1, 2009.  The Return of Purchase Payments Death Benefit is included with your Contract at no additional charge. You may select the Maximum Anniversary Value Death Benefit for an additional fee (the CoverPay Fee), but only if the oldest Owner is younger than 76 on the Effective Date of the Contract. You must select your death benefit at the time you apply for your Contract, and your selection may not be changed after the Contract is issued. (See "CHARGES AND DEDUCTIONS, Death Benefit Fee.")

      Contracts issued on or after July 1, 2005 but before May 1, 2009. You were allowed to select either: (1) the Return of Purchase Payments Death Benefit with the CoverPay Fee or the ValuPay Fee; or (2) the Maximum Anniversary Value Death Benefit with the CoverPay Fee. (See "CHARGES AND DEDUCTIONS, Death Benefit Fee.")

      Contracts issued before July 1, 2005. Only the Return of Purchase Payments Death Benefit was available, and you had the option of paying for the death benefit with an asset-based fee or the Net Amount at Risk Fee (now called the ValuPay Fee). (See "CHARGES AND DEDUCTIONS, Death Benefit Fee.")

      Before choosing an optional death benefit and death benefit fee, you should consult a qualified financial adviser to help you carefully consider the relative costs, benefits and risks of the fee options in your particular situation.

      Return of Purchase Payments Death Benefit

      The Return of Purchase Payments Death Benefit will equal the greater of (1) the Contract Value, or (2) the aggregate Purchase Payments less an adjustment for each partial surrender provided however, that the Return of Purchase Payments Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each partial surrender in item (2) is the amount that reduces the Return of Purchase Payments Death Benefit at the time of surrender in the same proportion that the amount surrendered reduces the Contract Value. If the value of the Return of Purchase Payments Death Benefit is greater than the Contract Value at the time of the partial surrender, the downward adjustment to the death benefit will be larger than the amount surrendered. See Appendix A for an example of the calculation of the Return of Purchase Payments Death Benefit.

      Suspension of Return of Purchase Payments Death Benefit.  For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the type of death benefit that was selected. We will, however, continue to assess the death benefit fee during this period for Contracts issued before May 1, 2009. During the one-year suspension period, we will continue to calculate the Return of Purchase Payments Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive due proof of death at our Administrative Office. This means if death occurs after the one-year period has ended, we will include Purchase Payments received and partial surrenders made during the one-year suspension when calculating the Return of Purchase Payments Death Benefit.

      Maximum Anniversary Value Death Benefit (not available in contracts purchased before July 1, 2005).

      We will determine an anniversary value for each Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each anniversary value is equal to the sum of:

        the Contract Value on that Contract Anniversary; plus
        all Purchase Payments since that Contract Anniversary; minus an adjustment for each partial surrender since that Contract Anniversary.

      The adjustment for each partial surrender since the relevant Contract Anniversary is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Maximum Anniversary Value Death Benefit is greater than the Contract Value at the time of the partial surrender, the downward adjustment to the death benefit will be larger than the amount surrendered.

      The Maximum Anniversary Value Death Benefit will equal the greatest of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each partial surrender; or (3) the greatest anniversary value attained; provided however, that the Maximum Anniversary Value Death Benefit will never be more than the Contract Value plus $1,000,000. The adjustment for each partial surrender in item (2) is the amount that reduces the Maximum Anniversary Value Death Benefit at the time of surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the partial surrender, the adjustment will be larger than the amount surrendered. See Appendix A for an example of the calculation of the Maximum Anniversary Value Death Benefit.

      It is possible that, at the time of an Owner's death, the Maximum Anniversary Value Death Benefit will be no greater than the Return of Purchase Payments Death Benefit. You should consult a qualified financial advisor to carefully consider this possibility and the cost of the Maximum Anniversary Value Death Benefit before you decide whether the Maximum Anniversary Value Death Benefit is right for you.

      Suspension of Maximum Anniversary Value Death Benefit.  For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the type of death benefit that was selected. We will, however, continue to assess the death benefit fee during this period. During the one-year suspension period, we will continue to calculate the Maximum Anniversary Value Death Benefit; however, if any Owner dies during this period we will only pay the Contract Value as of the end of the Valuation Period during which we receive due proof of death at our Administrative Office. This means if death occurs after the one-year period has ended, we will include the Contract Value on the Contract Anniversary occurring during the one-year suspension as well as Purchase Payments received and partial surrenders made during the one-year suspension when calculating the Maximum Anniversary Value Death Benefit.

      Death Benefit Fee

      We assess a fee for the Maximum Anniversary Value Death Benefit (and, for Contracts issued before May 1, 2009, the Return of Purchase Payments Death Benefit). If you select the Maximum Anniversary Value Death Benefit, the CoverPay Fee will apply. The ValuPay Fee is not available with the Maximum Anniversary Value Death Benefit. If you selected the Return of Purchase Payments Death Benefit before May 1, 2009, you elected either the CoverPay Fee, which is based on the value of the death benefit on the day the fee is assessed, or the ValuPay Fee, which is based on the Net Amount at Risk on the day the fee is assessed (Contracts issued before July 1, 2005 elected either an asset-based fee or the Net Amount at Risk Fee (now called the ValuPay Fee)). You cannot change your election after your Contract is issued. Each type of fee is assessed on a monthly basis. (See "CHARGES AND DEDUCTIONS, Death Benefit Fee.") It is possible that a death benefit fee (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract. (See "FEDERAL TAX MATTERS.")

      Escheatment of Death Benefit

      Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract's annuity commencement date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to our Administrative Office.

      GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("SECUREPAY") WITH RIGHTTIME OPTION

      If you are concerned that poor investment performance or market volatility in the Sub-Accounts may adversely impact the amount of money you can withdraw from your Contract, we offer for an additional charge ("SecurePay Fee") an optional guaranteed lifetime withdrawal benefit rider (the "SecurePay rider"). The Secure Pay rider is not available on Contracts purchased before May 1, 2007.

      In general, the SecurePay rider guarantees the right to make withdrawals ("SecurePay Withdrawals") based upon the value of a guaranteed lifetime withdrawal benefit base ("Benefit Base") that will remain fixed if your Contract Value declines due to poor market performance. Under the SecurePay rider, the Owner or Owner(s) may designate certain persons as "Covered Persons" under the Contract. See "Selecting Your Coverage Option." These Covered Persons will be eligible to make SecurePay Withdrawals each Contract Year up to a specified amount — the Annual Withdrawal Amount ("AWA") — during the life of the Covered Person(s). Annual aggregate withdrawals that exceed the AWA will result in a reduction of Rider benefits (and may even significantly reduce or eliminate such benefits) because we will reduce the Benefit Base and corresponding AWA. SecurePay Withdrawals are guaranteed, even if the Contract Value falls to zero after the Benefit Election Date (which is the earliest date you may begin taking SecurePay Withdrawals), if you satisfy the SecurePay rider requirements.

      You may purchase the SecurePay rider when you purchase your Contract, or at a later date under our RightTime option, provided you satisfy the rider's age requirements. See "Purchasing the Optional SecurePay Rider." Please note that any amounts in excess of the Variable Account value that we make available through withdrawals, lifetime payments, or guaranteed values under the rider are subject to our financial strength and claims-paying ability.

      Depending on when you purchased your Contract, you may choose between two versions of the SecurePay rider: the basic SecurePay Rider or the SecurePay Rider with the SecurePay Advantage Benefit.

        The basic SecurePay rider is available with Contracts purchased on or after May 1, 2007. Your Benefit Base may increase on your Contract Anniversary if your Contract Value has increased, but will remain fixed if the Contract Value has declined due to poor market performance.
        The SecurePay rider with the SecurePay Advantage Benefit is available for an increased SecurePay Fee with Contracts purchased on or after May 1, 2009. Like the basic SecurePay rider, the SecurePay Advantage Benefit provides for increases in your Benefit Base on your Contract Anniversary if your Contract Value has increased. However, the SecurePay Advantage Benefit also provides for potential increases in the Benefit Base of up to 5.0% each Contract Anniversary during a specified period, even if your Contract Value has not increased.

      Once the SecurePay rider is purchased and issued, you may not select a different version of the rider. All of the terms and conditions of the SecurePay rider apply to each version of the rider, other than as noted. The primary distinctions between the two versions of the SecurePay rider are the manner in which the Benefit Base is recalculated on each Contract Anniversary before the Benefit Election Date, the Maximum Withdrawal Percentage, and the SecurePay Fee, as follows:

	Basic SecurePay	SecurePay with SecurePay Advantage Benefit
Potential Increase in Benefit Base on each Contract Anniversary Before Benefit Election Date	Greater of: (1) current Benefit Base; or (2) SecurePay Anniversary Value (current Contract Value minus any Net Purchase Payments made two or more years after Rider Effective Date)

      Greatest of: (1) current Benefit Base; (2) SecurePay Anniversary Value; or (3) SecurePay Roll-up Value (current Benefit Base plus 5.0% of Benefit Base on previous Contract Anniversary, reduced proportionately for partial surrenders)

Maximum Withdrawal Percentage	4.5% (two Covered Persons) 5.0% (single Covered Person)

      4.5% (two Covered Persons age* 59-1/2 through 74)

      5.0% (single Covered Persons age* 59-1/2 through 74)

      5.5% (two Covered Persons age* 75 and older)

      6.0% (single Covered Persons age* 75 and older)

      * Age of (Younger) Covered Person(s) on Benefit Election Date

SecurePay Fee	0.95% maximum, 0.80% current (at time of Contract purchase) 0.95% maximum, 0.90% current (purchase under RightTime option)	1.40% maximum, 1.10% current (at time of Contract purchase) 1.60% maximum, 1.20% current (purchase under RightTime option)

      Special Note Regarding the Availability of the SecurePay R72 Benefit: Effective May 1, 2009, the SecurePay R72 Benefit is no longer available for purchase with the SecurePay rider, even if you purchased your Contract prior to May 1, 2009 and you purchase the rider on or after May 1, 2009 by exercising the RightTime option. For information on the SecurePay R72 Benefit, please see Appendix E: The SecurePay R72 Benefit (Not Available On or After May 1, 2009).

      SecurePay does not guarantee Contract Value or the performance of any investment option.

      Important Considerations

        If you purchase SecurePay, your options for allocating Purchase Payments and Contract Value are restricted in accordance with our Allocation Guidelines and Restrictions (described below).
        Purchase Payments made more than two years after the date the SecurePay rider is issued (the "Rider Effective Date") are not included in the calculation of the Benefit Base (described below). Thus, for example, if you intend to make regular Purchase Payments to the Contract for more than two years after the Rider Effective Date, such as in monthly or annual contributions to an IRA, you should consider whether the rider is appropriate for you.
        Any change in a Covered Person following the Benefit Election Date (the "Benefit Period"), other than a spousal continuation under a Joint Life Coverage option, will cause the rider to terminate without any refund of SecurePay Fees
        You may not begin taking SecurePay Withdrawals until the Covered Person (or the younger Covered Person in the case of a Joint Life Coverage) is age 59-1/2 or older.
        You may not make any additional Purchase Payments on or after the Benefit Election Date. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another Contract, however, you will be given the option of purchasing a new Contract.
        On the Benefit Election Date, we will cancel any existing partial automatic withdrawal plan that you have established.
        The SecurePay rider may not be available in all states, and we may otherwise limit its availability.

      The ways to purchase SecurePay, conditions for continuation of the benefit, process for beginning SecurePay Withdrawals, and the manner in which your AWA is calculated are discussed below.

      You should not purchase SecurePay if:

        you expect to take annual withdrawals on or after the Benefit Election Date in excess of the AWA ("Excess Withdrawals") because such Excess Withdrawals may significantly reduce or eliminate the value of the benefit (See "Calculating the Benefit Base On or After the Benefit Election Date, Excess Withdrawals"); or
        you are primarily interested in maximizing the Contract's potential for long-term accumulation rather than building a Benefit Base that will provide guaranteed withdrawals; or
        there is a significant age disparity between the two Covered Persons; or
        you do not expect to take SecurePay Withdrawals (especially before the age of 95).

      Appendix D demonstrates the operation of the SecurePay rider (with and without the SecurePay Advantage Benefit) using hypothetical examples. You should review Appendix D and consult your sales representative to discuss whether SecurePay suits your needs.

      Purchasing the Optional SecurePay Rider

      You may purchase the SecurePay rider (with or without SecurePay Advantage) when you purchase your Contract. Or, if the rider is still available for sale, you may exercise the RightTime option to add it to your Contract at any time prior to the Annuity Commencement Date, provided you satisfy the minimum and maximum age requirements for SecurePay or SecurePay Advantage.

      If you purchase the rider under the RightTime option, the rider will be subject to the terms and conditions of the SecurePay rider in effect at the time it is issued.

      Age Requirements for Purchasing the SecurePay Riders.  Where the Owner is a corporation, partnership, company, trust, or other "non-natural person," eligibility is determined by the age of the Annuitant. The following age requirements apply whether or not the rider is purchased under the RightTime option:

        Minimum Age Requirements. For Contracts purchased before May 1, 2011: for the SecurePay rider by itself, there is no minimum issue age; for the SecurePay rider with the Advantage Benefit, the younger Owner must be age 55 or older on the Rider Effective Date.
        For Contracts purchased on or after May 1, 2011: for the SecurePay rider (with or without SecurePay Advantage), the younger Owner must be age 60 or older on the Rider Effective Date.
        Maximum Age Requirements. The SecurePay rider is available prior to the Owner's (or older Owner's) 86th birthday.

      Important Considerations:

        You will begin paying the SecurePay Fee as of the Rider Effective Date, even if you do not begin taking SecurePay Withdrawals for many years.
        You may not cancel the SecurePay rider during the ten years following the Rider Effective Date.
        We do not refund any SecurePay Fees if the rider terminates for any reason or if you choose not to take SecurePay Withdrawals after the Benefit Election Date.
        You must comply with our Allocation Guidelines and Restrictions (described below) after the Rider Effective Date.
        Prior to the Benefit Election Date, you may take partial surrenders according to the terms of your Contract but partial surrenders will proportionally reduce the Benefit Base, and ultimately the value of the SecurePay Withdrawals available to you.
        You must submit a SecurePay Benefit Election Form to establish the Benefit Election Date and begin taking SecurePay Withdrawals. Partial surrenders taken before the Benefit Election Date are not SecurePay Withdrawals.
        You may make additional Purchase Payments after the Rider Effective Date, but any Purchase Payments made more than two years after that date do not increase the Benefit Base. See "Calculating the Benefit Base before the Benefit Election Date."

      The timing of the SecurePay rider purchase may have a significant impact on the value of the Benefit Base. For example, there are certain advantages to purchasing the SecurePay rider early:

        We begin reviewing SecurePay Anniversary Values (described below) on the Contract Anniversary following the Rider Effective Date. This means that the earlier you purchase the SecurePay rider, the longer the period of time during which the Benefit Base may increase due to favorable Sub-Account performance. Anniversary Values occurring prior to the Rider Effective Date do not affect the Benefit Base.
        If you purchase SecurePay when you purchase the Contract, the annual SecurePay Fee is currently 0.10% lower than if you exercise the RightTime option to purchase SecurePay after that date. The SecurePay Fee for new purchasers and the difference between the fee for the rider purchased at Contract issue and under the RightTime option may change.

      On the other hand, if you purchase SecurePay too early, you may pay the SecurePay Fee for a longer period than is necessary. Additionally, beginning on the Rider Effective Date, you must comply with our Allocation Guidelines and Restrictions (described below), partial surrenders will proportionally reduce the Benefit Base (and therefore the value of SecurePay Withdrawals), and only Net Purchase Payments made during the first two years following the Rider Effective Date will be included in the Benefit Base.

      Please consult your sales representative to discuss the appropriate time for you to purchase the SecurePay rider.

      Allocation Guidelines and Restrictions

      In order to maintain the SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The Allocation Guidelines and Restrictions are designed to limit our risk under the SecurePay rider.

      Specifically, in order to maintain the SecurePay rider, you must: (1) allocate all of your Purchase Payments and Contract Value in accordance with the Allocation by Investment Category guidelines (described below); or (2) allocate all of your Purchase Payments and Contract Value in accordance with one of the three eligible Benefit Allocation Model Portfolios (described below). You may also allocate your Purchase Payments to the dollar cost averaging ("DCA") Fixed Account(s), provided that transfers from the DCA Fixed Account are allocated to the Sub-Accounts in accordance with the Allocation Guidelines and Restrictions described above.

      NOTE: The Allocation Guidelines and Restrictions, as well as the inclusion of funds that employ volatility management strategies in the investment options available under your Contract, are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees provided by the SecurePay rider. The Allocation Adjustment Guidelines and the use of volatility management strategies are designed to reduce the overall volatility of your portfolio of investment options. During rising markets, the Guidelines and Funds could cause Contract Value to rise less than would have been the case had you been invested in more aggressive investment strategies. Conversely, investing according to the Allocation Adjustment Guidelines, and in Funds that employ volatility management strategies, may be helpful in a declining market when high market volatility triggers a reduction in the Fund’s equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Contract Value may decline less than would have been the case had you not been invested in a Fund that features a volatility management strategy. There is no guarantee that the Allocation Adjustment Guidelines, or Funds with volatility management strategies can limit volatility in your investment portfolio, and you may lose principal.

      To the extent the strategies underlying the Allocation Guidelines and Restrictions and the managed volatility funds are successful, we will benefit from a reduction of the risk arising from our guarantee obligations under the rider and we will have less risk to hedge under the rider than would be the case if Contract Owners did not invest in accordance with the Allocation Guidelines and Restrictions. The Allocation Guidelines and Restrictions may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.

      Allocation by Investment Category.  The following Allocation by Investment Category guidelines specify the minimum and maximum percentages of your Contract Value that must be allocated to each of three categories of Sub-Accounts listed below in order for you to remain eligible for benefits under the SecurePay rider (unless you are fully invested in a Benefit Allocation Model, as described above). You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each group, but the total investment for all Sub-Accounts in a group must comply with the specified minimum and maximum percentages for that group.

      These Allocation by Investment Category guidelines may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.

      NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.

      Allocation by Investment Category

Category 1	Category 2	Category 3
Minimum Allocation: 35%	Minimum Allocation: 0%	Minimum Allocation: 0%
Maximum Allocation: 100%	Maximum Allocation: 65%	Maximum Allocation: 30%
Fidelity VIP Investment Grade Bond	American Funds Asset Allocation Fund	Fidelity VIP Growth(1)
Franklin US Government Securities VIP	Fidelity VIP Freedom Fund 2015(1)	Fidelity VIP MidCap
Lord Abbett Bond-Debenture	Franklin Income VIP	Franklin Flex Cap Growth VIP
MFS® Total Return Bond	MFS Total Return	Franklin Small Cap Value VIP
Oppenheimer Money Fund/VA	Fidelity VIP Equity Income(1)	Franklin Small-Mid Cap Growth VIP
Oppenheimer Global Strategic Income	Fidelity VIP Freedom Funds 2020(1)	Goldman Sachs Growth Opportunities(2)
PIMCO VIT Long-Term US Government	Fidelity VIP Index 500	Goldman Sachs Mid Cap Value(2)
PIMCO VIT Low Duration	Fidelity VIP Contrafund	Goldman Sachs Strategic International Equity(2)
PIMCO VIT Real Return	Franklin Rising Dividends VIP	Goldman Sachs Small Cap Equity Insights(1)(2)
PIMCO VIT Short-Term	Goldman Sachs Strategic Growth(2)	Legg Mason ClearBridge Variable Mid Cap Core
PIMCO VIT Total Return	Goldman Sachs Large Cap Value(2)	Legg Mason ClearBridge Variable Small Cap Growth
Invesco V.I. Government Securities	Goldman Sachs US Equity Insights(1)(2)	Lord Abbett Growth Opportunities
Invesco V.I. Balanced Risk Allocation(3)	Lord Abbett Calibrated Dividend Growth	Lord Abbett International Opportunities
Templeton Global Bond VIP	Lord Abbett Growth and Income	Lord Abbett Mid-Cap Stock
	Lord Abbett Classic Stock	MFS Growth
	Lord Abbett Fundamental Equity	MFS New Discovery
	MFS Investors Growth	MFS Research
	MFS Investors Trust	MFS Utilities
	MFS Value	Oppenheimer Capital Appreciation
	Franklin Mutual Shares VIP	Oppenheimer Global
	Oppenheimer Main Street	Oppenheimer Discovery Mid Cap Growth(1)
	Invesco V.I. Comstock	Royce Capital Micro-Cap
	Invesco V.I. Growth and Income	Royce Capital Small-Cap
	Invesco V.I. Equity and Income	Templeton Foreign VIP
Templeton Growth VIP
Invesco V.I. Mid Cap Growth
Invesco V.I. American Franchise(1)
Invesco V.I. International Growth(1)
Invesco V.I. American Value
UIF Global Real Estate

      (1) Not available for Contracts purchased on or after November 2, 2009.

      (2) Sub-Accounts investing in Institutional Class shares of the Funds of the Goldman Sachs Variable Insurance Trust are available to Contracts issued before May 1, 2008.

      (3) Not available for Contracts purchased on or after May 1, 2011.

      The Benefit Allocation Model Portfolios.  Effective November 2, 2009, each of the Model Portfolios except the Aggressive Growth model will satisfy the SecurePay Rider's Allocation Guidelines and Restrictions, including the Allocation by Investment Category guidelines (the "Benefit Allocation Model Portfolios"). See "Asset Allocation Model Portfolios".

      In general, the investment strategies employed by the Benefit Allocation Model Portfolios all include allocations that focus on conservative, high quality bond funds, that combine bond funds and growth stock funds, or that emphasize growth stock funds while including a significant weighting of bond funds. Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. If you are seeking a more aggressive growth strategy, the Benefit Allocation Model Portfolios are probably not appropriate for you.

      If you allocate your Purchase Payments and Contract Value in accordance with one of the eligible Benefit Allocation Model Portfolios, we will allocate your Purchase Payments and transfers out of the DCA Fixed Accounts, as the case may be, in accordance with the Benefit Allocation Model Portfolio you selected. If you purchase the SecurePay rider under the RightTime option, we will allocate existing Sub-Account and Fixed Account values to the Benefit Allocation Model Portfolio that you selected. Although you may allocate your Purchase Payments and Contract Value to a Benefit Allocation Model Portfolio, you may only select one Benefit Allocation Model Portfolio at a time. You may, however, change your Benefit Allocation Model Portfolio selection provided the new portfolio is one specifically permitted for use with the SecurePay rider.

      Changes to the Allocation Guidelines and Restrictions.  For purposes of the Allocation by Investment Category guidelines, we determine in our sole discretion whether a Sub-Account is classified as Category 1, Category 2, or Category 3. We will provide you with at least five business days prior Written Notice of any changes in classification of investment options. We may change the list of Sub-Accounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, or change the investment options that are or are not available to you, at any time, in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider.

      With respect to the Benefit Allocation Model Portfolios, we determine in our sole discretion whether a Benefit Allocation Model Portfolio will continue to be available with the SecurePay rider. We may offer additional Benefit Allocation Model Portfolios or discontinue existing Benefit Allocation Model Portfolios at any time in our sole discretion. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider. We will provide you with Written Notice at least five business days before any changes to the Benefit Allocation Model Portfolios take effect.

      If you receive notice of a change to the Allocation Guidelines and Restrictions, you are not required to take any action. We will continue to apply Purchase Payments you submit without allocation instructions, and process automatic DCA and portfolio rebalancing transfers, according to your Contract allocation established before the Allocation Guidelines and Restrictions changed. We will only apply the new Allocation Guidelines and Restrictions to additional Purchase Payments submitted with new allocation instructions or to future transfers of Contract Value (not including DCA transfers or transfers made to reallocate your Contract Value under the portfolio rebalancing program) because allocation instructions that accompany a Purchase Payment and instructions to transfer Contract Value change your current Contract allocation. This means you will not be able to make additional Purchase Payments submitted with new allocation instructions or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program).

      Portfolio Rebalancing  You must elect portfolio rebalancing if you select the SecurePay rider. Under this program, we will "re-balance" your Variable Account value based on your allocation instructions in effect at the time of the rebalancing. Whether your Contract Value is invested according to the Allocation by Investment Category Guidelines or a Benefit Allocation Model Portfolio, we will rebalance your Contract Value to restore it to your most recent allocation instructions. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Variable Account value semi-annually based on the Rider Effective Date. We will also rebalance your Variable Account value each time your Contract allocation is changed, for example, when we receive a request to transfer Contract Value (not including DCA or portfolio rebalancing transfers) or when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See "Portfolio Rebalancing.")

      Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

      If you terminate the rebalancing of your Variable Account value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider (see below).

      Prohibited Allocation Instructions.  If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals or partial surrenders, in a manner that is not consistent with the SecurePay Rider's Allocation Guidelines and Restrictions (a "Prohibited Allocation instruction"), we will terminate your SecurePay rider. For example, if you are following the Allocation by Investment Category Guidelines and you instruct us to transfer 40% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 30%of your Contract Value.

      For purposes of allocating your Purchase Payments and Contract Value, a Prohibited Allocation instruction includes:

        allocating a Purchase Payment so that the allocation of your Contract Value following the Purchase Payment is inconsistent with the Allocation Guidelines and Restrictions; or
        directing a dollar cost averaging transfer so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions; or
        transferring any Contract Value so that the allocation of your Contract Value following the transfer is inconsistent with the Allocation Guidelines and Restrictions; or
        deducting the proceeds of a withdrawal or partial surrender from an Allocation Option so that the allocation of your Contract Value following the withdrawal or surrender is inconsistent with the Allocation Guidelines and Restrictions; or
        terminating the rebalancing of your Contract Value.

      If we terminate your SecurePay rider due to a Prohibited Allocation instruction, you may reinstate the rider subject to certain conditions. See "Reinstating the SecurePay Rider Within 30 Days of Termination."

      Special Note For SecurePay Riders Issued Before December 1, 2008.  Effective December 1, 2008, we revised the Allocation Guidelines and Restrictions for the SecurePay rider. Prior to that date, in order to maintain the SecurePay rider, an Owner was required to allocate Purchase Payments and Contract Value in accordance with one of several specified asset allocation models developed for Protective by Mesirow Financial (the "Mesirow Model Portfolios"). If you had Contract Value in a Mesirow Model Portfolio on December 1, 2008, your Contract Value and any additional Purchase Payments you submit without allocation instructions will remain allocated in accordance with that Model until you request a change in your Contract allocation (e.g., by submitting a Purchase Payment with new allocation instructions or instructing us to transfer your Contract Value). Once you request a change, however, your new Contract allocation (and any future allocation instructions) must satisfy the Allocation Guidelines and Restrictions by either being invested in accordance with the Allocation by Investment Category guidelines or in accordance with one of the three currently eligible Benefit Allocation Model Portfolios. If it does not, we will consider your allocation to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider. Please note that if you are still invested in a Mesirow Model Portfolio and you terminate the rebalancing of your Contract Value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider.

      Beginning Your SecurePay Withdrawals

      You must submit a completed SecurePay Benefit Election Form to our Administrative Office to establish the Benefit Election Date and begin taking SecurePay Withdrawals under the rider.

        Even though the SecurePay rider is in effect as of the Rider Effective Date and we begin the SecurePay Fee deductions on that date, any partial surrenders made before we receive your SecurePay Benefit Election Form will not qualify as SecurePay Withdrawals.

      You should carefully consider when to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

        The Benefit Election Date may not be earlier than the date the Covered Person (or the younger Covered Person if a Joint Life Coverage option is selected) reaches age 59-1/2 or older.
        All Contract withdrawals taken on or after the Benefit Election Date are considered either SecurePay Withdrawals or Excess Withdrawals and are subject to the Annual Withdrawal Amount.
        You may not make additional Purchase Payments on or after the Benefit Election Date. In most cases, if the Company receives a Purchase Payment on or after the Benefit Election Date, the Company will return it to the address on file. If the amount of the Purchase Payment would be sufficient to purchase another Contract, however, you will be given the option of purchasing a new Contract.
        You may limit the value of the benefit if you begin taking SecurePay Withdrawals too soon. For example, SecurePay Withdrawals reduce your Contract Value (but not the Benefit Base) and may limit the potential for increasing the Benefit Base through higher Contract Values on Contract Anniversaries. Also, if your Benefit Election Date is within the two years of the Rider Effective Date, you will shorten the period of time during which you could increase your Benefit Base because you may not make additional Purchase Payments on or after the Benefit Election Date.
        Conversely, if you delay establishing the Benefit Election Date, you may shorten the Benefit Period due to life expectancy, thereby limiting the time during which you may take SecurePay Withdrawals, so you may be paying for a benefit you are not using.
        Selecting the SecurePay Advantage Benefit may impact your decision of when to establish your Benefit Election Date. For more information, see "SecurePay Advantage Benefit" below.

      Please consult your sales representative regarding the appropriate time for you to establish the Benefit Election Date and begin taking SecurePay Withdrawals.

      Important Considerations

        All withdrawals, including SecurePay Withdrawals, reduce your Contract Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner reaches age 59-1/2. See "Taxation of Partial and Full Surrenders."

      The SecurePay rider is designed for you to take SecurePay Withdrawals each Contract Year. SecurePay Withdrawals are aggregate withdrawals during any Contract Year on or after the Benefit Election Date that do not exceed the Annual Withdrawal Amount. Aggregate withdrawals during any Contract Year on or after the Benefit Election Date that exceed the Annual Withdrawal Amount are "Excess Withdrawals." You should not purchase the SecurePay rider if you intend to take Excess Withdrawals.

        Excess Withdrawals could reduce your Benefit Base by substantially more than the actual amount of the withdrawal (described below).
        Excess Withdrawals may result in a significantly lower AWA in the future.
        Excess Withdrawals may significantly reduce or eliminate the value of the SecurePay benefit.

      Determining the Amount of Your SecurePay Withdrawals

      The AWA is the maximum amount of SecurePay Withdrawals permitted each Contract Year. We determine your initial AWA as of the end of the Valuation Period during which we receive your completed SecurePay Benefit Election form at our Administrative Office in good order by multiplying your Benefit Base on that date by the "Maximum Withdrawal Percentage." The Benefit Election form will be deemed in "good order" if it is fully and accurately completed and signed by the Owner(s) and received by us at our Administrative Office.

        Maximum Withdrawal Percentage for SecurePay Riders Purchased On or After May 1, 2009 (or later, subject to state approval):

          If you do not select the SecurePay Advantage Benefit, then where there is a single Covered Person, the Maximum Withdrawal Percentage under the SecurePay rider is 5.0%. and where two spouses are Covered Persons, the Maximum Withdrawal Percentage is 4.5%If you select the SecurePay Advantage Benefit, then we apply a Maximum Withdrawal Percentage based on the age bands set forth in the following chart:
Age of (Younger) Covered Person(s) on Benefit Election Date	Maximum Withdrawal Percentage
59-1/2 through 74 (SecurePay for two spouses)	4.5%
59-1/2 through 74 (SecurePay for one person)	5.0%
75 and older (SecurePay for two spouses)	5.5%
75 and older (SecurePay for one person)	6.0%

        Maximum Withdrawal Percentage for SecurePay Riders Purchased Before May 1, 2009:

        For hypothetical examples of the SecurePay rider issued before May 1, 2009 (without the SecurePay R72 Benefit) please see Appendix F in this prospectus.

          If you purchased a SecurePay rider by itself (without the SecurePay R72 Benefit), then we will apply a Maximum Withdrawal Percentage based on the age bands set forth in the following chart:
	Maximum Withdrawal Percentage
Age of (Younger) Covered Person(s) on Benefit Election Date	If Benefit Election Date is Less than 10 Years after Rider Effective Date	If Benefit Election Date is 10 Years or More after Rider Effective Date
59-1/2 through 69 (SecurePay for two spouses)	4.5%	5.5%
59-1/2 through 69 (SecurePay for one person)	5.0%	6.0%
70 and older (SecurePay for two spouses)	5.5%	6.5%
70 and older (SecurePay for one person)	6.0%	7.0%

      SecurePay ME: Increased AWA for Certain Medical Conditions

      If you have certain medical conditions, and you have held your Contract for two years or more, you may qualify for an increase in your AWA at the time you establish your Benefit Election Date. You may not apply for an increased AWA after the Benefit Election Date.

      Note: The two-year waiting period for SecurePay ME begins on the Contract's Effective Date (not necessarily when you select the SecurePay rider). A new waiting period begins if ownership of the Contract changes.

      At present, the maximum age at which you may apply for a medical evaluation of your benefit under the SecurePay rider and request SecurePay ME is age 75. We reserve the right to change this maximum age, so that in the future the maximum age for medical evaluation may increase or decrease. We determine the maximum age based on a variety of factors including current life expectancies, developments in medical treatment and technology, and the costs to us of providing the SecurePay ME benefit, as well as the costs of the various death benefits we make available under the Contract.

      After receiving your application for SecurePay ME, we will determine, in our sole discretion, whether a medical condition will qualify for an increased benefit under SecurePay ME and, if so, the amount of the increase. In general, in order to qualify for an increased AWA, the medical condition must be one which significantly reduces life expectancy. Our evaluation of life expectancy will be based on a review of the medical records made available to us and our assessment of the specific characteristics and severity of an impairment or impairments, including, but not limited to, our judgment as to your individual medical condition and the likelihood of improved medical treatment for that condition. Based upon this evaluation, we will assign a life expectancy or "table" rating in accordance with the guidance provided in standard industry underwriting manuals and written company guidelines specific to assessing longevity in the context of annuity payments, rather than life insurance underwriting. The table rating will correspond to an estimated decrease in life expectancy compared to other persons of the same age and gender without significant medical impairments. Because of their complexity or severity, or both, certain impairments or combinations of impairments will require the expertise and knowledge of our Medical Director, who will assist us in determining the appropriate life expectancy table rating. As part of this process, the Medical Director will review the medical records in light of our underwriting manual/guidelines and pertinent medical literature.

      After a table rating has been assigned, it will be used to determine whether, and the extent to which, we will increase the AWA. Table ratings currently range from 1 to 16. The higher the table rating, the greater the estimated decrease in longevity. In order to qualify for an increased AWA, the estimated decrease in longevity currently must be greater than or equal to 25%. The table rating required to hit this threshold will vary depending on your age and sex. We also will take into account our experience and expectations regarding the mortality of the entire pool of Covered Persons under all SecurePay riders, as well as the investment performance of the required allocations under the rider's Allocation Guidelines and Restrictions and our expectations regarding the securities markets in general. The factors upon which we base our decision, the weight we give to each factor and the table rating requirements may change periodically. From time to time, we will publish examples of conditions that would typically qualify for an increase in your AWA.

      If we determine that an increase in your AWA is warranted, the Maximum Withdrawal Percentage that you will receive will be from 0.25% to 2.00% higher than you would otherwise receive. The amount of any increase in the Maximum Withdrawal Percentage that we may make available will apply consistently to all similarly rated applicants. After the Benefit Election Date, the amount of your increase will not change. An increase in your AWA will not affect the amount of the SecurePay Fee, although we may charge a processing fee to establish SecurePay ME, as described below.

      Note: SecurePay ME may not be available in all states. We reserve the right to discontinue this benefit at any time.

      How to Apply for an Increased AWA.  You may ask for a determination as to whether you (or in the case of Joint Life Coverage, you and/or your spouse) qualify for an increased AWA because of certain serious medical conditions if you have held your contract for two or more years and if you (or the younger of you and your spouse) are at least 59-1/2 years old.

      If you believe you may qualify for an increased AWA, you should provide Written Notice to us in order to begin the process. Among other things, you must complete a SecurePay ME questionnaire and authorize us to obtain copies of your medical records and a statement from your attending physician as well as certain other personal information.

      If we determine that you do not qualify for the increased AWA, you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.

      Note: You may not apply for an increased AWA after the Benefit Election Date.

      In the case of a Contract with two Owners who are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, a request may be made for a determination regarding an increased AWA for Single Coverage for the older of the spouses or for Joint Coverage for both spouses. If you request Joint Coverage we will require a medical evaluation of both spouses and, we will advise you of our determination with respect to Single and Joint Coverage. Although the base AWA available under the SecurePay rider for Joint Coverage with the SecurePay Advantage Benefit is based upon the younger of the two spouses, the determination as to the amount of the increase available for Joint Coverage, if any, will be the smaller increase attributable to each Covered Person. The increased AWA will continue for the lives of both spouses.

      Note: Although Single Coverage may provide a higher AWA than Joint Coverage, you should consider that Single Coverage terminates upon the death of the Covered Person following the Benefit Election Date.

      We will assess a charge for evaluating your request for an increased AWA only if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay Withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay Withdrawals at the increased AWA.

      The current fee is $150 for each person designated as a "Covered Person" in the Benefit Election Form, in other words, $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form.

      Electing to Begin Your SecurePay Withdrawals after a Determination that you are Eligible for an Increased AWA.  We must receive your Benefit Election Form at our Administrative Office within 6 months after the date we notify you that you are eligible for the increased AWA. If we do not receive this form within this time period, we will not increase your AWA, but you may request a subsequent determination of qualification if one year or more has passed since the previous determination of qualification.

      SecurePay NH: Increased AWA Because of Confinement in Nursing Home

      If you are confined to a nursing home, you may be eligible for an increased Annual Withdrawal Amount ("AWA") with our SecurePay NH (Nursing Home Enhancement) feature. This feature is included at no additional charge with the SecurePay rider.

      SecurePay NH may not be available in all states and may not be available with new contracts in the future. Please check with your financial advisor to determine availability.

      What is SecurePay NH?

      If you qualify for the SecurePay NH benefit during a contract year, we will double the AWA to which you are currently entitled for that year, not to exceed 10% of your Benefit Base.

      Eligibility for SecurePay NH Benefits

      To qualify for the increased AWA under SecurePay NH, the Covered Person must:

        have established the Benefit Election Date or establish the Benefit Election Date when he or she applies for the SecurePay NH benefit;
        (a) be currently confined to a Nursing Home, as defined below, (b) have been confined to a Nursing Home for at least 90-days immediately preceding your application for the SecurePay NH benefit; and (c) have a reasonable expectation that he or she will continue to be confined to a Nursing Home; and
        be unable to perform at least two of the six Activities of Daily Living described below, or be diagnosed with a Severe Cognitive Impairment.

      Nursing Home: For purposes of determining your eligibility for the SecurePay NH benefit, a "Nursing Home" is defined as a facility (or portion of a facility) primarily engaged in providing continuous, on-going nursing care to its residents in accordance with the authority granted by a license issued by State or Federal government (or granted pursuant to state certification or operated pursuant to law if your state neither licenses nor certifies such facilities), and qualified as a "skilled nursing home facility" under Medicare or Medicaid. A "Nursing Home" does not include: a hospital or clinic; a facility operated primarily for the treatment of alcoholism or drug addiction; or, an assisted living facility engaged primarily in custodial care.

      Ineligibility.  You are not eligible for the SecurePay NH benefit if you were in a nursing home during the one year preceding your purchase of a SecurePay rider, or you are confined to a nursing home during the year following your purchase of the Rider.

      Activities of Daily Living (ADL).  Under the SecurePay NH benefit, "Activities of Daily Living" refer to the following functions relating to the Covered Person's ability to live independently:

        Bathing — The ability to wash oneself by sponge bath or in either a tub or shower, including the task of getting into or out of the tub or shower.
        Continence — The ability to maintain control of bowel and bladder function, or when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene, including caring for the catheter or colostomy bag.
        Dressing — The ability to put on and take off all items of clothing and any necessary braces, fasteners or artificial limbs.
        Eating — The ability to feed oneself by getting food into the body from a receptacle, such as a plate, cup, or table, or by feeding tube or intravenously.
        Toileting — The ability to get to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
        Transferring — The ability to move into or out of a bed, chair or wheelchair.

      Severe Cognitive Impairment.  For purposes of determining eligibility for SecurePay NH, Severe Cognitive Impairment is a loss or deterioration of intellectual capacity that is comparable to (and includes) Alzheimer's disease and similar forms of irreversible dementia.

      Two Covered Persons. If you selected the Joint Life Coverage Option when you established your Benefit Election Date, both Covered Persons must satisfy the eligibility requirements for the increased SecurePay NH benefit.

      Applying for Increased AWA under SecurePay NH

      Initial Application.  To apply for an increased AWA under SecurePay NH, you must submit an application certifying that the Covered Person meets the conditions for qualification under SecurePay NH. This certification must be signed by the Covered Person's Physician. If the Owner is unable to submit an application for an increased AWA on his or her own behalf, we will accept an application on behalf of an Owner from a person who provides satisfactory proof that they have legally assumed care, custody, and representation of the incapacitated Owner. Typically, this would be a valid power of attorney or an order of conservatorship from a court of competent jurisdiction.

      The certifying Physician must be a medical doctor currently licensed by a state Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. We may require an examination of the Covered Person by a Physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our Physician shall prevail.

      Re-Certification of Eligibility.  Beginning with the second Contract Anniversary following the Qualification Date, you must submit a re-certification of eligibility not less than 10, nor more than 30 days prior to each applicable Contract Anniversary. We will notify you at least 30 days before the re-certification is due.

      The re-certification must certify that the Covered Person continues to meet the conditions for eligibility under SecurePay NH, and must be signed by the Covered Person's physician. We may require an examination by a physician of our choice at our expense. In the event of a conflict between the medical opinions, the opinion of our physician will prevail.

      We will notify you if you fail to qualify for continued eligibility for the SecurePay NH benefit. For any Contract Year during which the Covered Person fails to qualify for the Nursing Home Enhancement, we calculate the Annual Withdrawal Amount according to the terms of the SecurePay rider you purchased.

      Determining Your Increased AWA under SecurePay NH

      Initial Qualifying Year.  Qualification for an increased AWA under SecurePay NH may increase the Annual Withdrawal Amount available for the Contract Year during which you qualify. An increase in the Annual Withdrawal Amount will not change the effect of any withdrawal that occurred prior to the Qualification Date. Thus, if you took an Excess Withdrawal during the Contract Year before you were notified that you qualify for the SecurePay NH increased AWA, your earlier withdrawal would still be treated as an Excess Withdrawal under SecurePay.

      If your aggregate withdrawals during the qualifying Contract Year are less than or equal to the Annual Withdrawal Amount in effect prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year as of the Qualification Date by multiplying the Benefit Base on that date by the enhanced Maximum Withdrawal Percentage, and subtracting all prior non-Excess Withdrawals taken since the later of the Benefit Election Date or the most recent Contract Anniversary.

      Example:

      Five Years ago, after turning age 75, Elisabeth elected the SecurePay rider. She is now 80 years old and has a Benefit Base and Contract Value of $100,000. She now has a Maximum Withdrawal Percentage of 6%. Her AWA is $6,000 (6% * $100,000).

      In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of $6,000. Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $100,000. Her new AWA is $10,000 ($100,000 * 10%) and her remaining AWA for the current Contract Year is $4,000 ($10,000 – $6,000).

      If you have taken an Excess Withdrawal during the qualifying Contract Year prior to the Qualification Date, we will recalculate the remaining Annual Withdrawal Amount for that Contract Year by subtracting the Maximum Withdrawal Percentage identified on the Benefit Election Date from the enhanced Maximum Withdrawal Percentage provided by this endorsement, and multiplying the difference in those percentages by the Benefit Base on the Qualification Date.

      Example:

      Five Years ago, after turning age 75, Elisabeth elected the SecurePay rider. She is now 80 years old and has a Benefit Base and Contract Value of $100,000. She now has a Maximum Withdrawal Percentage of 6%. Her AWA is $6,000 (6% * $100,000).

      In February of the current Contract Year, Elisabeth takes a SecurePay Withdrawal of $6,000 and an Excess Withdrawal of $4,000. Her new Benefit Base after the Excess Withdrawal is $95,745 ($100,000 – $4,000 / $94,000 * $100,000). Assume that in March, Elisabeth qualifies for an enhanced Maximum Withdrawal Percentage of 10% under SecurePay NH and her Benefit Base is still $94,745. Her new AWA is $9,575 ($95,745 * 10%) and her remaining AWA for the current Contract Year is $3,830 ((10% – 6%) * $95,745).

      Notice of Qualification.  We will include the amount of the increase in the Annual Withdrawal Amount for the qualifying year in the notice that confirms the Covered Person's qualification for the Nursing Home Enhancement.

      Subsequent Contract Years.  In subsequent Contract Years in which you are eligible for the Nursing Home Enhancement, we multiply the Benefit Base on the Contract Anniversary by the enhanced Maximum Withdrawal Percentage to determine the Annual Withdrawal Amount for that Contract Year. For any year which you are not eligible for the Nursing Home Enhancement, we determine the Annual Withdrawal Amount, if any, according to the terms of the SecurePay rider you purchased.

      Availability of SecurePay NH Benefit after Annuitization.  Once the Contract has been annuitized, you may no longer submit an application for an increased AWA under the SecurePay NH benefit. Thus, you may no longer apply for the increased AWA after —

        you choose to apply your Annuity Value to an Annuity Option under the Contract;
        the Maximum Annuity Commencement Date under the Contract is reached; or
        the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal and an Annuity Commencement Date is established.

      Thus, if you have not qualified for, and have not begun receiving, an increased AWA under the SecurePay NH benefit when the Contract has been annuitized, you will not be able to receive an increased annuity payment even if you would have later qualified for the SecurePay NH benefit. If you have already qualified for, and are receiving, an increased AWA under the SecurePay NH when the Contract is annuitized because the Maximum Annuity Commencement Date is reached or the Contract Value is reduced to zero, you will continue to receive the increased annuity payment according to the terms of your rider. Specifically, you will receive the increased payments for the life of the covered person(s). You will not need to re-certify your eligibility for the increased payments under the SecurePay NH benefit after your annuity payments begin.

      Termination and Reinstatement of the SecurePay NH Benefit.  The SecurePay NH benefit terminates when your SecurePay rider terminates. The SecurePay rider terminates when the Contract is annuitized. If your SecurePay rider is reinstated, your SecurePay NH benefit will also be reinstated.

      Tax Considerations for SecurePay NH.  The tax treatment of SecurePay NH is uncertain in several respects. Please see "Federal Tax Matters, Tax Consequences of SecurePay Rider" and "Qualified Retirement Plans: SecurePay rider." If you are considering purchasing a Qualified Contract with SecurePay, you should consult a tax adviser because the addition of the SecurePay rider could affect the qualification of your Contract and/or the Qualified Plan associated with your Contract.

      Selecting Your Coverage Option

      If both Owners of the Contract are spouses, or if there is one Owner and a spouse who is the sole Primary Beneficiary, you must indicate on the SecurePay Benefit Election Form whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the Maximum Withdrawal Percentage and whether the SecurePay Withdrawals will continue for the life of the surviving spouse. The various coverage options are illustrated in the following table:

	Single Life Coverage	Joint Life Coverage
Single Owner/Non-spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date.	N/A
Single Owner/ Spouse Beneficiary	Covered Person is the Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of Covered Person following the Benefit Election Date, the surviving spouse may exercise the RightTime option if he or she continues the Contract under the spousal continuation provisions. We will waive the 5-year waiting period.	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date. If SecurePay Advantage Benefit is selected, Maximum Withdrawal Percentage is based on the younger Covered Person. If the surviving spouse continues the Contract, SecurePay Withdrawals will continue unless declined.
Joint Owner/Non-spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon the death of the Covered Person following the Benefit Election Date.	N/A
Joint Owner/Spouse 2nd Owner	Covered Person is older Owner. SecurePay rider expires upon death of Covered Person following the Benefit Election Date. Upon death of older Owner, the surviving spouse may exercise the RightTime option if he or she continues the Contract under the spousal continuation provisions. We will waive the 5-year waiting period.	Both are Covered Persons. SecurePay rider expires upon death of last surviving Covered Person following the Benefit Election Date. If SecurePay Advantage Benefit is selected, Maximum Withdrawal Percentage is based on the younger Covered Person. If the surviving spouse continues the Contract, SecurePay Withdrawals will continue without change unless declined.

      Note: A change of Covered Persons after the Benefit Election Date will cause the SecurePay rider to terminate and any scheduled SecurePay Withdrawals to cease. The Owner(s) may purchase a new SecurePay rider under the RightTime option without the normal five-year waiting period. See "Purchasing a New SecurePay Rider After Termination of the Prior SecurePay Rider."

      Changing Beneficiaries — Single Owner with Joint Life Coverage

      After selecting Joint Life Coverage, a single Owner may decide to remove a spouse Beneficiary or add additional Primary Beneficiaries. This would constitute a change of Covered Persons after the Benefit Election Date, and upon notification of the change, we will terminate the SecurePay rider. In addition, whether a spouse continues the contract could affect the rights and benefits under the SecurePay rider and could have tax consequences. (See "Tax Consequences — Treatment of Civil Unions and Domestic Partners.")

      Similarly, if an Owner adds a spouse as a sole Primary Beneficiary after selecting Single Life Coverage and wants to convert to Joint Life Coverage, the Owner may terminate the SecurePay rider provided it has been 10years or more since the Rider Effective Date and exercise the RightTime option (if we are still offering SecurePay) to purchase a new SecurePay rider. See "Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider."

      Calculating the Benefit Base before the Benefit Election Date

      The Benefit Base is used to calculate the AWA and determine the SecurePay Fee. As the Benefit Base increases, the AWA and the amount of the SecurePay Fee increase. Your Benefit Base can never be more than $5 million.

      Note: The Benefit Base is only used to calculate the AWA and the SecurePay Fee; it is not a cash value, surrender value, or death benefit, it is not available to Owners, it is not a minimum return for any Sub-Account, and it is not a guarantee of any Contract Value.

      Note: Between May 1, 2008 and May 1, 2009, we offered the SecurePay R72 Benefit, which was designed to provide for potential increases in your Benefit Base of up to 7.2% each Contract Anniversary during a specified period, even if your Contract Value has not increased. Effective May 1, 2009, the SecurePay R72 Benefit was no longer available for purchase with the SecurePay rider, even if you purchased your Contract prior to May 1, 2009 and you purchase the rider on or after May 1, 2009 by exercising the RightTime option. For information on the SecurePay R72 Benefit, please see Appendix E: The SecurePay R72 Benefit (Not Available On or After May 1, 2009).

      On the Rider Effective Date, we will determine your initial Benefit Base. If you purchase the SecurePay rider when you purchase the Contract, the Benefit Base is initially equal to your initial Purchase Payment. If you purchase the SecurePay rider after the Contract has been issued by exercising the RightTime option, the Benefit Base is initially equal to the Contract Value as of the Rider Effective Date.

      Thereafter, we increase the Benefit Base dollar-for-dollar for each Purchase Payment made within 2 years of the Rider Effective Date. We reduce the Benefit Base for each partial surrender from the Contract prior to the Benefit Period in the same proportion that each partial surrender reduces the Contract Value as of the date we process the partial surrender request.

      Example: Assume your Benefit Base is $100,000, but because of poor Sub-Account performance your Contract Value has fallen to $90,000. If you make a $9,000 partial surrender, thereby reducing your Contract Value by 10% to $81,000, we would reduce your Benefit Base also by 10%, or $10,000, to $90,000.

      On each Contract Anniversary following the Rider Effective Date, we also will increase the Benefit Base to equal the "SecurePay Anniversary Value" if that value is higher than the Benefit Base. On each Contract Anniversary, the "SecurePay Anniversary Value" is equal to your Contract Value on that Contract Anniversary minus any Net Purchase Payments made two or more years after the Rider Effective Date. If we receive a partial surrender request on a Contract Anniversary, we will deduct the partial surrender from Contract Value before calculating the SecurePay Anniversary Value.

      On each Contract Anniversary, we may also increase the Benefit Base if you have selected the SecurePay rider with the SecurePay Advantage Benefit (as described below).

      SecurePay Advantage Benefit (Available On or After May 1, 2009)

      Under the SecurePay Advantage Benefit, we will recalculate your Benefit Base on each Contract Anniversary during a specified period (the "Roll-up Period") to equal the greatest of:

        the Benefit Base on that Contract Anniversary;

          the SecurePay Anniversary Value on that Contract Anniversary (as described above); or

            the SecurePay Roll-up Value, which is equal to:

              the most recently calculated Benefit Base prior to that Contract Anniversary; plus

                5.0% of the Benefit Base on the previous Contract Anniversary, reduced proportionately for partial surrenders made since that anniversary (the "roll-up" amount). This means that we will reduce the "roll-up" amount for each partial surrender made since the previous Contract Anniversary in the same proportion that each partial surrender reduced the Contract Value as of the date we processed the partial surrender request.

                  If you purchase the rider when you purchase the Contract (not under RightTime) we will include Purchase Payments made within the first 120 days following the Contract Effective Date when calculating the roll-up amount on the first Contract Anniversary. For example, if your initial Purchase Payment on the Contract Effective Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any partial surrenders during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).

              Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than 5.0% each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base.

              When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Effective Date, we will apply the 5.0% to the Benefit Base on the Rider Effective Date to determine the "roll-up" amount, and then reduce the "roll-up" amount proportionately for partial surrenders made since the Rider Effective Date. We will then add the reduced "roll-up" amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value. The Benefit Base can never be greater than $5 million.

              Example: Assume on the Rider Effective Date your Benefit Base is $100,000. Three months later, assume your Contract Value is $103,000 and you take a partial surrender of $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the partial surrender, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or partial surrenders.

              On the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 5.0% of the Benefit Base on the previous Contract Anniversary (the Rider Effective Date), increased by any Purchase Payments made within 120 days of the Contract Effective Date and reduced proportionately for partial surrenders made since that anniversary. The Benefit Base on the Rider Effective Date was $100,000, and 5.0% of $100,000 = $5,000. However, because a partial surrender was made during the year, we will reduce this "roll-up" amount in the same proportion that the partial surrender reduced the Contract Value, which was 10%. Because 10% of the "roll-up" amount is $500, the reduced "roll-up" amount is $4,500 ($5,000 – $500). We then calculate the SecurePay Roll-up Value by adding the "roll-up" amount of $4,500 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $94,500.

              We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:

                the Benefit Base on that Contract Anniversary ($90,000);
                the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or
                the SecurePay Roll-up Value ($94,500).

              We will set your Benefit Base equal to $94,500 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.

              Note: Partial surrenders could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the partial surrender. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000. Assuming that you do not make any additional Purchase Payments or partial surrenders, the SecurePay Roll-up Value on the next Contract Anniversary would be $105,000 ($100,000 + $5,000 (the 5.0% "roll-up" amount)).

              Assume instead, however, that during the Contract Year you make a partial surrender of $45,000and your Contract Value at that time is $90,000 (i.e., the partial surrender is 50% of your Contract Value). Both the Benefit Base and the "roll-up" amount are also reduced by 50%, to $50,000 and $2,500, respectively. This would result in a SecurePay Roll-up Value of $52,500 on the next Contract Anniversary ($50,000 + $2,500), rather than $105,000. Thus, the $45,000 partial surrender would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $52,500 ($105,000 – $52,500).

              The Roll-up Period begins on the Rider Effective Date and ends on the earliest of:

                the next Valuation Day following the 10th Contract Anniversary after the Rider Effective Date;
                the Benefit Election Date; or
                the date the SecurePay rider terminates (see "Terminating the SecurePay Rider").

              If the Roll-up Period ends, the SecurePay Advantage Benefit may not terminate. The SecurePay Advantage Benefit will only end upon termination of the SecurePay rider. We will continue to assess the increased SecurePay Fee until the SecurePay rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.

              Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the increased SecurePay Fee until termination of the SecurePay Rider. We also will assess the increased SecurePay Fee during times when the Roll-up Period has expired.

              Note: Once you establish your Benefit Election Date, you will no longer receive any additional value from the SecurePay Advantage Benefit. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See "Beginning Your SecurePay Withdrawals." You should carefully weigh the advantages of the SecurePay Advantage Benefit with the disadvantages of delaying taking SecurePay Withdrawals.

              Calculating the Benefit Base On or After the Benefit Election Date

              We continue calculating the Benefit Base after the Benefit Election Date in the same manner as we did prior to the Benefit Election Date, except withdrawals are treated differently. The effect of a withdrawal on the Benefit Base depends on whether the withdrawal is a SecurePay Withdrawal or an Excess Withdrawal. An Excess Withdrawal is any withdrawal after the Benefit Election Date which, when aggregated with all prior withdrawals during that Contract Year, exceeds the Contract Year's Annual Withdrawal Amount.

              If you have selected the SecurePay Advantage Benefit, we will not calculate the SecurePay Roll-up Value on or after the Benefit Election Date.

              SecurePay Withdrawals

              SecurePay Withdrawals do not reduce the Benefit Base. Therefore, if all your withdrawals during the Benefit Period are SecurePay Withdrawals, your Annual Withdrawal Amount will never decrease and you may continue to withdraw at least that amount for the lifetime of the Covered Person (or the last surviving Covered Person, if you selected Joint Life Coverage).

              If your Benefit Base increases on a Contract Anniversary, your Annual Withdrawal Amount and therefore SecurePay Withdrawals available to you in subsequent Contract Years will also increase.

              Important Consideration

                SecurePay Withdrawals are not cumulative. If you choose to receive only a part of, or none of, your AWA in any given Contract Year, you should understand that you cannot carry over any unused SecurePay Withdrawals to any future Contract Years.

              For example, assume your Maximum Withdrawal Percentage is 5.0% and your Benefit Base is $100,000, which means your AWA is $5,000 ($100,000 X .05). If you withdraw only $4,000 during the Contract Year, the AWA will not increase the next Contract Year by the $1,000 you did not withdraw.

              Excess Withdrawals

              During the Benefit Period any portion of a withdrawal that, when aggregated with all prior withdrawals during that Contract Year, exceeds the Annual Withdrawal Amount constitutes an Excess Withdrawal. Therefore, a withdrawal during the Benefit Period that causes the aggregate withdrawals for that Contract Year to exceed the Annual Withdrawal Amount may include amounts that qualify as a SecurePay Withdrawal as well as amounts that are Excess Withdrawals.

              An Excess Withdrawal will reduce the Benefit Base. The effect of the Excess Withdrawal on the Benefit Base depends, in part, on the relationship of the Benefit Base to the Contract Value at that time.

                If, at the time of the Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is greater than the Benefit Base, we will reduce the Benefit Base by the amount of the Excess Withdrawal.
                If, at the time of Excess Withdrawal, your Contract Value minus the non-excess portion of the withdrawal (the portion of the withdrawal that qualifies as a SecurePay Withdrawal) is less than or equal to the Benefit Base, we will reduce the Benefit Base in the same proportion that the Excess Withdrawal bears to the Contract Value minus the SecurePay Withdrawal.

              For example, suppose your Benefit Base is $100,000, your Maximum Withdrawal Percentage is 5.0% (i.e., your AWA is $5,000), and your Contract Value is $110,000. If you have already taken $3,000 of SecurePay Withdrawals in the Contract Year and then request another $3,000 withdrawal, you will exceed your Annual Withdrawal Amount by $1,000; $2,000 of that withdrawal will be a SecurePay Withdrawal and $1,000 will be an Excess Withdrawal. In this case, rule (a) above applies because the Contract Value less the SecurePay Withdrawal ($110,000 – $2,000 = $108,000) is greater than your Benefit Base ($100,000). We will therefore reduce your Benefit Base by the Excess Withdrawal and your new Benefit Base will be $99,000 ($100,000 – $1,000).

              However, if in the example above, your Contract Value is $70,000 then rule (b) applies. In this case, we determine the reduction in your Benefit Base first by determining the proportion that the Excess Withdrawal bears to the Contract Value minus the SecurePay Withdrawal. We calculate this by dividing the $1,000 Excess Withdrawal by the Contract Value less the $2,000 SecurePay Withdrawal ($1,000 – ($70,000 – $2,000) = 1.4706%). We then apply this percentage reduction to your Benefit Base. Thus your new Benefit Base will be equal to $98,529 ($100,000 – ($100,000 * 0.014706)).

              We will recalculate the Annual Withdrawal Amount on the next Contract Anniversary by multiplying the Benefit Base on that date by the Maximum Withdrawal Percentage.

              Reduction of Contract Value to Zero

              If the Contract Value is reduced to zero due to the deduction of fees or a SecurePay Withdrawal, the Contract will terminate and we will settle the benefit under your SecurePay rider as follows:

                We will pay the remaining AWA not yet withdrawn in the current Contract Year, if any, in a lump sum;
                We will establish an Annuity Commencement Date no earlier than the Contract Anniversary following the date of the transaction that reduced the Contract Value to zero; and
                We will pay a monthly payment equal to the AWA divided by 12 until the death of the Owner, or if the rider covers two spouses, the death of the second spouse. If benefits are being paid under the SecurePay NH benefit on the Annuity Commencement Date, your annuity payments will be made in accordance with the terms of the SecurePay NH endorsement. (See "Availability of SecurePay NH Benefit after Annuitization.")

              Please note that we may accept different payment intervals. If you request a full surrender and your Contract Value at the time of the request is less than your remaining AWA for that Contract Year, first, we will pay you a lump sum equal to such remaining AWA. We will then establish an Annuity Commencement Date, as described immediately above. As with any distribution from the Contract, there may be tax consequences. In this regard, we intend to treat any amounts that you receive before the Annuity Commencement Date is established as described above and that are in the form of SecurePay Withdrawals as partial surrenders. We intend to treat any amounts that you receive after the Annuity Commencement Date is established as described above and that are a settlement of the benefit under your SecurePay rider as annuity payments for tax purposes. See "TAXATION OF ANNUITIES IN GENERAL."

              If your Contract Value reduces to zero due to an Excess Withdrawal, we will terminate your Contract and the SecurePay rider. You will not be entitled to receive any further benefits under the SecurePay rider.

              Required Minimum Distributions

              If SecurePay is purchased for use with a Qualified Contract, the Qualified Contract must comply with the required minimum distribution (RMD) rules under the Code Section 401(a)(9). The SecurePay rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the RMD that must be taken from your Qualified Contract. See "QUALIFIED RETIREMENT PLANS."

              After the Benefit Election Date, we permit withdrawals from a Qualified Contract that exceed the AWA in order to satisfy the RMD for the Qualified Contract without compromising the SecurePay guarantees. In particular, if you provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal from your Qualified Contract, we will compute an amount that is treated under the SecurePay rider as the RMD for the calendar year with respect to your Qualified Contract. Note that although the tax law may permit you in certain circumstances to take distributions from your Qualified Contract to satisfy the RMDs with respect to other retirement plans established for your benefit, only the amount computed by us as the RMD with respect to your Qualified Contract is treated as an RMD for purposes of the SecurePay rider. Also, if you do not provide us with Written Notice of an RMD at the time you request a SecurePay Withdrawal, the entire amount by which the withdrawal exceeds any remaining AWA for the Contract Year will reduce the amount of your future AWA and could reduce your Benefit Base.

              In the future, we may institute certain procedures, including requiring that RMD be established as automatic, periodic distributions, in order to ensure that RMDs for a calendar year do not exceed the AWA for the corresponding Contract Year.

              In general, under the SecurePay rider, you may withdraw the greater of (i) your AWA for a contract year or (ii) the RMD attributable to your Contract that is determined as of December 31st immediately preceding the beginning of your contract year.

              Note: If you submit your Benefit Election Form before the first RMD under Code Section 401(a)(9) is due, we may adjust the amount of your maximum SecurePay Withdrawal for the contract year that includes the due date for the first RMD so that the maximum amount of your withdrawal under the SecurePay rider will be the greater of your first RMD or AWA plus the greater of your second RMD or AWA minus your actual withdrawals in the previous contract year.. Thereafter, the maximum allowed is the greater of the AWA or the RMD determined as of the preceding December 31st.

              Benefit Available on Maximum Annuity Commencement Date (oldest Owner's or Annuitant's 95th birthday)

              The SecurePay rider will terminate on the Annuity Commencement Date, whether or not you have begun your SecurePay Withdrawals. You must annuitize the Contract no later than the oldest Owner's or Annuitant's 95th birthday ("Maximum Annuity Commencement Date").

              If your SecurePay rider is in effect on the Maximum Annuity Commencement Date, in addition to the other Annuity Options available to you under your Contract, one of your Annuity Options will be to receive monthly annuity payments equal to the AWA divided by 12 for the life of the Covered Person (or the last surviving Covered Person if Joint Life Coverage was selected). If benefits are being paid under the SecurePay NH benefit on the Maximum Annuity Commencement Date, your annuity payments will be made in accordance with the terms of the SecurePay NH endorsement. (See "Availability of SecurePay NH Benefit after Annuitization.") If you do not select an Annuity Option, your monthly annuity payments will be the greater of (i) the AWA divided by 12 or (ii) payments based upon the Contract Value for the life of the Annuitant with a 10-year Certain Period. We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days before the Maximum Annuity Commencement Date. For more information regarding Annuity Options, including Certain Period options, see ANNUITY PAYMENTS, Annuity Options.

              SecurePay Fee

              We deduct a fee for the SecurePay rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Day that occurs after each Valuation Period containing a Monthly Anniversary Day. The SecurePay Fee is deducted from the Sub-Accounts of the Variable Account only; it is not deducted from the assets in the DCA. Accordingly, you must have transferred some assets from your DCA account to Sub-Accounts in accordance with the rider's Allocation Guidelines and Restrictions before the fee is charged.

              The SecurePay Fee will vary depending on when you purchase the rider and whether or not you have selected an optional SecurePay feature:

              SecurePay riders issued on or after May 1, 2009 (or later, subject to state approval):

	Maximum	Current
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.80%
Purchase of SecurePay rider under RightTime option	0.95%	0.90%
Purchase of SecurePay rider with SecurePay Advantage Benefit at time of Contract Purchase	1.40%	1.10%
Purchase of SecurePay rider with SecurePay Advantage Benefit under RightTime option	1.60%	1.20%

              SecurePay riders issued before May 1, 2009:

	Maximum	Current(1)
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.80%
Purchase of SecurePay rider under RightTime option	0.95%	0.90%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase	1.40%	1.10%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime option	1.60%	1.20%

              (1) The current SecurePay Fee may be lower for certain Owners who elected not to pay increases in the fee that became effective on September 5, 2014 and February 16, 2009.

              We may increase the SecurePay Fee. However, we will not increase the SecurePay Fee above the maximum amounts listed in the tables above.

              If we increase the SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee. If you elect not to pay the increased SecurePay Fee, your SecurePay Rider will not terminate, but your Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. If you purchased the SecurePay Advantage Benefit (or, if you purchased the SecurePay rider with the SecurePay R72 Benefit before May 1, 2009), we will continue to calculate the SecurePay Roll-up Value, and will increase your Benefit Base by the amount of any increase in the SecurePay Roll-up Value for the remainder of the Roll-up Period. If you purchased the SecurePay rider with the SecurePay R72 Benefit before May 1, 2009, however, we will not reset your Roll-up Period following an increase in your Benefit Base to equal the SecurePay Anniversary Value if you elect not to pay the increase in your SecurePay Fee. See Appendix E: The SecurePay R72 Benefit (Not Available On or After May 1, 2009).

              Terminating the SecurePay Rider

              The SecurePay rider will terminate upon the earliest of:

                termination of the SecurePay rider by the Owner (permitted after the SecurePay rider has been in effect for at least ten years);
                full surrender or termination of the Contract;
                changing your designation of a Covered Person or Persons on or after the Benefit Election Date;
                the Annuity Commencement Date;
                noncompliance with the Allocation Guidelines and Restrictions.

              Deduction of the monthly fee for the SecurePay rider ceases upon termination. If purchased, the SecurePay Advantage Benefit will terminate on the date the SecurePay rider terminates (if not sooner). See “Secure Pay Advantage Benefit.”

              Continuing or Purchasing a SecurePay Rider When a Surviving Spouse Elects to Continue the Contract

              Upon the death of the Owner before the Benefit Election Date, if the surviving spouse elects to continue the Contract and become the new Owner, the surviving spouse may also continue the SecurePay rider, provided the surviving spouse meets the rider's issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. On the next Contract Anniversary, the Benefit Base will be the greater of (1) the Contract Value (which will reflect the Death Benefit) less any Purchase Payments made two or more years after the Rider Issue Date, or (2) the current Benefit Base.

              If the Benefit Election indicates Single Life Coverage and the SecurePay rider terminates due to the death of the Covered Person following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and become the new sole Owner, the surviving spouse may also exercise the RightTime option immediately (if it is available at that time) and purchase a new SecurePay rider provided the surviving spouse meets the rider's issue age requirements as of the Rider Issue Date or the date we receive the written request to continue the Contract. We will waive the 5-year waiting period. Only the surviving spouse is eligible to be a Covered Person under the new rider, and the rider will terminate upon the death of that Covered person. The new SecurePay rider will be subject to the terms and conditions of the rider in effect at the time it is issued. See "Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider."

              If the SecurePay Benefit Election indicates Joint Life Coverage and a Covered Person dies following the Benefit Election Date, and if the surviving spouse elects to continue the Contract and the SecurePay rider, the Annual Withdrawal Amount remains the same until the next Contract Anniversary. On the next Contract Anniversary, the Benefit Base will be the greater of the Contract Value (which will reflect the Death Benefit) or the current Benefit Base and we will recalculate the Annual Withdrawal Amount, if necessary, using the Maximum Withdrawal Percentage associated with Joint Life Coverage.

              Reinstating the SecurePay Rider within 30 Days of Termination

              If your SecurePay rider terminated due to a Prohibited Allocation instruction (See "Allocation Guidelines and Restrictions") and you made no additional Purchase Payment after the termination, you may request that we reinstate the rider.

              Your written reinstatement request must correct the previous Prohibited Allocation instruction by either directing us to allocate your Contract Value in accordance with the rider's Allocation Guidelines and Restrictions and/or resume portfolio rebalancing. We must receive your written reinstatement request within 30 days of the date the rider terminated. The reinstated rider will have the same terms and conditions, including the same SecurePay Rider Effective Date, Benefit Base, AWA, SecurePay Fee and, if applicable, Maximum Withdrawal Percentage, as it had prior to termination. In addition, if you purchased the SecurePay Advantage Benefit, we also will reinstate your SecurePay Advantage Benefit. (And, if you purchased a SecurePay rider before May 1, 2009 and you selected the SecurePay R72 Benefit, we also will reinstate your SecurePay R72 Benefit.)

              Purchasing a New SecurePay Rider after Termination of the Prior SecurePay Rider

              If your SecurePay rider has terminated, you may exercise the RightTime option and purchase a new SecurePay rider before the Annuity Commencement Date if five years have passed since the termination of the prior SecurePay rider. We do not require a five-year waiting period, however, if your prior SecurePay rider terminated because of the death or change of a Covered Person during the Benefit Period.

              If all the conditions to purchase a new SecurePay rider have been met, we will issue the rider upon our receipt of your written request to exercise the RightTime option. The new rider will be subject to the terms and conditions of the SecurePay rider in effect at the time it is issued. This means:

                The initial Benefit Base will be equal to the Contract Value as of the new Rider Effective Date.
                We will impose the current SecurePay Fee in effect on the new Rider Effective Date.

              If you have selected the SecurePay Advantage Benefit with your new SecurePay rider, then when we calculate the AWA under the new SecurePay rider, we will base the Maximum Withdrawal Percentage on the age of the Covered Person (the younger Covered Person in the case of two Covered Persons) as of the new rider's Benefit Election Date.

              Please note you may only purchase a new SecurePay rider with the SecurePay Advantage Benefit if this benefit was available on the date that you purchased your Contract.

              Tax Consequences

              Treatment of Civil Unions and Domestic Partners.  The SecurePay rider's provisions relating to marital status are interpreted under applicable state law. For example, if state law affords legal recognition to domestic partnerships or civil unions, the Rider will treat individuals who are in a bona fide civil union or a domestic partnership as married and spouses for purposes of the rider. However, as described above in "Continuation of the Contract by a Surviving Spouse," for federal tax purposes such individuals are not treated as "spouses." As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. In some circumstances, these required distributions could substantially reduce or eliminate the value of the SecurePay rider benefit.

              In addition, the Rider allows the surviving spouse of a deceased owner who continues the Contract and becomes the new owner to either continue the SecurePay rider or purchase a new Rider (depending on the date of death and whether the Rider provides single or joint life coverage). This right is only available to an individual who was the spouse of the deceased owner within the meaning of federal tax law.

              An individual who is a party to a civil union or a domestic partnership should not purchase the SecurePay rider before consulting legal and financial advisors and carefully evaluating whether the SecurePay rider is suitable for his or her needs.

              Other Tax Matters.  For a general discussion of tax consequences specific to the SecurePay rider, see "TAXATION OF ANNUITIES IN GENERAL, Tax Consequences of SecurePay Rider" and "QUALIFIED RETIREMENT PLANS, SecurePay."

              SUSPENSION OR DELAY IN PAYMENTS

              Payments of a partial or full surrender of the Variable Account Value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a partial or full surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

                when the New York Stock Exchange is closed; or
                when trading on the New York Stock Exchange is restricted; or
                when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or
                when the SEC, by order, so permits for the protection of security holders; or
                your premium check has not cleared your bank.

              If, pursuant to SEC rules, the Oppenheimer Money Fund/VA suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the Oppenheimer Money Fund/VA Sub-Account until the Fund is liquidated.

              We may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.

              SUSPENSION OF CONTRACTS

              If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about your account to government regulators or law enforcement authorities. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator or law enforcement authorities.

              CHARGES AND DEDUCTIONS

              Sales Charge

              We will deduct a sales charge and any applicable premium tax from each Purchase Payment we accept to cover the expenses associated with the sales and distribution of the Contracts. These expenses include commissions, sales literature and other promotional activities. If the sales charge is not sufficient to cover these costs we will pay them from our general assets (which may include amounts derived from the mortality and expense risk charge). We will retain as profit any aggregate sales charge we collect in excess of the amount needed for commissions and promotional activities.

              The sales charge is a percentage of each Purchase Payment and is calculated separately for each Purchase Payment by multiplying the Purchase Payment by the applicable sales charge percentage. The sales charge will be deducted from the Purchase Payment before we allocate the Net Purchase Payment to the Allocation Options you selected.

              For Contracts purchased on or after November 9, 2009, we will determine the sales charge percentage based upon the current Purchase Payment plus the greater of: 1) the current Contract Value; or 2) the sum of all previous Purchase Payments less any previous partial surrenders, so long as you submit your Purchase Payment through your broker-dealer representative. We reserve the right to discontinue determining the sales charge percentage in this manner at any time.

              For Contracts purchased on or after May 1, 2005, but before November 9, 2009, the sales charge percentage is based upon the current Purchase Payment plus the current Contract Value on the date we accept the Purchase Payment.

              For Contracts purchased before May 1, 2005, the sales charge percentage is based upon the current Purchase Payment plus the greater of: 1) aggregate Purchase Payments made under your Contract; or 2) your current Contract Value on the date we accept your Purchase Payment.

              The sales charge percentage is determined according to the table below:

Sales Charge Percentages
Current Purchase Payment plus Current Contract Value	Sales Charge Percentage
Less than $50,000	5.75%
At least $50,000 but less than $100,000	4.50%
At least $100,000 but less than $250,000	3.50%
At least $250,000 but less than $500,000	2.50%
At least $500,000 but less than $1,000,000	2.00%
$1,000,000 or greater	0.50%

              The sales charge will not be retroactively reduced for Purchase Payments we have previously accepted. Your sales charge percentage could increase from one Purchase Payment to the next if your Contract Value decreases. On certain sales to specific groups, sales charge percentages may be reduced or waived.

              Contracts purchased before May 1, 2006. If you purchased your Contract before May 1, 2006, the Sales Charge percentages are determined according to the table below:

Sales Charge Percentages
Current Purchase Payment plus Current Contract Value	Sales Charge Percentage
Less than $50,000	5.50%
At least $50,000 but less than $100,000	4.50%
At least $100,000 but less than $250,000	3.50%
At least $250,000 but less than $500,000	2.50%
At least $500,000 but less than $1,000,000	2.00%
At least $1,000,000 but less than $2,500,000	1.00%
$2,500,000 or greater	0.50%

              Rights of Accumulation.

              The rights of accumulation program is not available for Contracts purchased on or after November 9, 2009.

              Contracts purchased before November 9, 2009 continue to be eligible for the rights of accumulation program. Under this program, certain qualifying mutual funds and Protective Life variable annuities that you own or own as a joint owner can be considered along with your Purchase Payment for the purpose of determining your sales charge. Your broker-dealer representative's firm must be the broker of record in order for these investments to be included in the program. Also, the other Protective Life variable annuities must be in force and not yet annuitized on the date we accept your Purchase Payment. You can determine if this program is being offered in your state and whether such mutual funds or annuities are eligible by asking your broker-dealer representative. In order for you to use the rights of accumulation program, your broker-dealer representative must inform us in writing about the other qualifying mutual funds and/or variable annuities and you must submit your Purchase Payment through your broker-dealer representative. Purchase Payments made directly to Protective Life are not eligible for the rights of accumulation program. This program may be suspended or amended at any time without notice.

              Waiver of Sales Charges.

              We may waive sales charges for Contracts issued to employees and registered representatives of any member of the selling group and their family members, or to officers, directors, trustees or bona-fide full time employees of Protective Life or the investment advisors of any of the Funds or their affiliated companies (based upon the Owner's status at the time the Contract is purchased) because no marketing expenses and sales commissions are associated with such Contracts. We may waive sales charges for Contracts issued in connection with fee-only arrangements between the purchaser and the registered representative of the selling broker-dealer because no sales commissions are associated with such Contracts.

              We may also reduce or waive sales charges for certain block transactions that will create a net reduction in the costs we bear with respect to the affected annuity contracts. If any such transaction applies to your Contract, we will notify you of this fact in writing.

              Effective November 9, 2009, we no longer waive sales charges for Contracts issued to family members of employees and registered representatives of any member of the selling group.

              Mortality and Expense Risk Charge

              To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. The charge is equal, on an annual basis, to 0.75% of the average daily net assets of the Variable Account attributable to your Contract. If you purchased your Contract from May 1, 2009 through April 30, 2010, the charge is equal, on an annual basis, to 0.70% of the average daily net assets in the Variable Account attributable to your Contract. If you purchased your Contract before May 1, 2009 but on or after May 1, 2006, the charge is equal, on an annual basis, to 0.60% of the average daily net assets in the Variable Account attributable to your Contract. If you purchased your Contract before May 1, 2006, the charge is equal, on an annual basis, to 0.50% of the average daily net assets of the Variable Account attributable to your Contract.

              The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. We expect to make a reasonable profit with respect to the Contracts. We may make a profit or incur a loss from the mortality and expense risk charge. Any profit, including profit from the mortality and expense risk charge, may be used to finance distribution and other expenses.

              Administration Charge

              We will deduct an administration charge equal, on an annual basis, to 0.10% of the daily net asset value of the Variable Account attributable to your Contract. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

              Death Benefit Fee

              If you select the Maximum Anniversary Value Death Benefit (or, for Contracts issued before May 1, 2009, the Return of Purchase Payments Death Benefit) we assess a death benefit fee to compensate us for the cost of providing this death benefit. We calculate the death benefit fee as of each Monthly Anniversary Day on which the fee is assessed, and we deduct it from your Contract Value on the next Valuation Day. We will deduct the death benefit fee pro-rata from the Allocation Options (e.g., in the same proportion that each Allocation Option has to Contract Value). The deduction of the death benefit fee will reduce your Contract Value, but it will not otherwise reduce the value of your death benefit. We do not assess the death benefit fee after the Annuity Commencement Date.

              If you select the Maximum Anniversary Value Death Benefit, the CoverPay Fee will apply. The ValuPay Fee is not available with the Maximum Anniversary Value Death Benefit. If you selected the Return of Purchase Payments Death Benefit on or after July 1, 2005 but before May 1, 2009, you elected either the CoverPay Fee, which is based on the value of the death benefit on the day the fee is assessed, or the ValuPay Fee, which is based on the Net Amount at Risk on the day the fee is assessed. If you selected the Return of Purchase Payments Death Benefit before July 1, 2005, you elected either an asset-based fee or the Net Amount at Risk Fee (now called the ValuPay Fee). The asset-based fee is equal, on an annualized basis, to 0.15% of your Contract Value measured on each Monthly Anniversary Day. We collect this fee on each Monthly Anniversary Day through the Annuity Commencement Date whether or not the value of the death benefit is greater than the Contract Value on that anniversary.

              It is possible that a death benefit fee (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract. (See "Federal Tax Matters.")

              CoverPay Fee

              The CoverPay Fee is based on the value of the death benefit in your Contract on the day the fee is assessed. We begin assessing the Cover Pay Fee on the first Monthly Anniversary Day, and we assess it monthly until the Annuity Commencement Date.

              Return of Purchase Payments Death Benefit  If you elected the Return of Purchase Payments Death Benefit before May 1, 2009, the CoverPay Fee is equal, on an annualized basis, to 0.10% of your death benefit value measured on each Monthly Anniversary Day. The value of your Return of Purchase Payments Death Benefit on any Monthly Anniversary Day is the greater of (1) your Contract Value or (2) your adjusted aggregate Purchase Payments on that day. (See "DEATH BENEFIT, Return of Purchase Payments Death Benefit" for a more complete description.) For example, if on a Monthly Anniversary Day your Contract Value equals $115,000, and your adjusted aggregate Purchase Payments equal only $100,000, the CoverPay Fee we deduct on that day will be based on the Contract Value of $115,000. Alternatively, if your Contract Value equals only $85,000, but your adjusted aggregate Purchase Payments equal $100,000, the CoverPay Fee we deduct on that day will be based on the adjusted aggregate Purchase Payments of $100,000.

              Maximum Anniversary Value Death Benefit.  If you elect the Maximum Anniversary Value on or after May 1, 2009, the CoverPay Fee is equal, on an annualized basis, to 0.20% of your annualized death benefit value measured on each Monthly Anniversary Day. If you elected the Maximum Anniversary value Death Benefit before May 1, 2009, the CoverPay Fee is equal, on an annualized basis, to 0.30% of your annualized death benefit value measured on each Monthly Anniversary Day. The value of your Maximum Anniversary Value Death Benefit on any Monthly Anniversary Day is the greatest of (1) your Contract Value, (2) your adjusted aggregate Purchase Payments, or (3) your greatest anniversary value attained as of that day. (See "DEATH BENEFIT, Maximum Anniversary Value Death Benefit" for a more complete description.) For example, if on a Monthly Anniversary Day your Contract Value equals $125,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the CoverPay Fee we deduct on that day will be based on your Contract Value of $125,000. Alternatively, if your Contract Value equals only $115,000, your adjusted aggregate Purchase Payments equal $100,000, and your greatest anniversary value attained equals $120,000, the CoverPay Fee we deduct on that day will be based on your greatest anniversary value attained of $120,000.

              Impact of Sales Charge.  Please remember that your Contract Value will be lower than your aggregate Purchase Payments at the time we issue your Contract because the sales charge will have been deducted from your Purchase Payment. Therefore, until your Contract Value grows to equal or exceed your adjusted aggregate Purchase Payments, the value of either optional death benefit will be your adjusted aggregate Purchase Payments and the CoverPay Fee will be based on your adjusted aggregate Purchase Payments. Of course, depending on the investment performance of the Sub-Accounts you choose, your Contract Value may be lower than the value of your aggregate Purchase Payments or the Maximum Anniversary Value Death Benefit at other times, too.

              ValuPay Fee

              The ValuPay Fee (previously called the Net Amount at Risk Fee for Contracts purchased before July 1, 2005) is only available if you elected the Return of Purchase Payments Death Benefit before May 1, 2009. (See "DEATH BENEFIT, Return of Purchase Payments Death Benefit" for a description of the Return of Purchase Payment Death Benefit.) The ValuPay Fee is based on the Net Amount at Risk and the oldest Owner's age, each measured on the day the fee is assessed. The Net Amount at Risk is the amount by which your adjusted death benefit exceed your Contract Value. There is no Net Amount at Risk when your Contract Value is equal to or greater than your adjusted death benefit. Whenever your Contract Value is lower than your adjusted death benefit, however, there is a Net Amount at Risk. The Net Amount at Risk will vary as your Contract Value fluctuates. Factors that affect your Contract Value include the investment performance of the Allocation Options you have chosen and the fees and charges, including the ValuPay Fee, that are deducted from your Contract Value or from the Variable Account.

              We do not assess the ValuPay Fee during the first Contract Year. We begin assessing it on the 13th Monthly Anniversary Day, and we assess it monthly until the Annuity Commencement Date. There is no ValuPay Fee on any Monthly Anniversary Day on which your Contract Value is equal to or greater than your adjusted aggregate Purchase Payments.

              The ValuPay Fee is calculated in a two-step process. First, we reduce the Net Amount at Risk by an amount equal to the cumulative amount of sales charges deducted from your Purchase Payments. This reduction prevents you from paying a ValuPay Fee on amounts attributable to the sales charges you have previously paid. We will not, however, reduce the Net Amount at Risk to an amount less than zero.

              Next, we multiply the adjusted Net Amount at Risk by the monthly cost factor. The monthly cost factor varies by the age of the oldest Owner. The following table shows the monthly cost factor per $1,000 of adjusted Net Amount at Risk by Owner's age. It also shows the cost factor expressed as an annualized percentage of the adjusted Net Amount at Risk on each Monthly Anniversary Day.

Oldest Owner's Age	Monthly Cost Factor Per $1,000 of Adjusted Net Amount at Risk	Annualized Percentage of Monthly Adjusted Net Amount at Risk
50 or less	$0.25034	0.30%
51-60	$0.50138	0.60%
61-65	$1.00554	1.20%
66-70	$1.47016	1.75%
71-75	$2.53505	3.00%
76-80	$3.82964	4.50%
81	$5.09893	5.95%
82	$5.71812	6.65%
83	$6.34158	7.35%
84	$6.96937	8.05%
85	$7.60156	8.75%
86	$8.37522	9.60%
87	$9.15558	10.45%
88	$9.94277	11.30%
89	$10.73689	12.15%
90	$11.53809	13.00%
91	$12.96964	14.50%
92	$14.42441	16.00%
93	$15.90318	17.50%
94	$17.40681	19.00%
95	$18.93618	20.50%

              For example, if you originally purchased your Contract with a single Purchase Payment of $100,000, you are now 78 years old on your 20th Monthly Anniversary Day, and on that day your Contract Value equals $115,000 while your adjusted aggregate Purchase Payments equal only $100,000, there is no Net Amount at Risk and we deduct no ValuPay Fee. Alternatively, if on that day your Contract Value equals only $85,000, and your adjusted aggregate Purchase Payments equal $100,000, the Net Amount at Risk is $15,000. We would determine your ValuPay Fee on that day by first reducing the Net Amount at Risk by the amount of the sales charge previously deducted from your Purchase Payment, $3,500 (or 3.5% of your $100,000 Purchase Payment). The adjusted Net Amount at Risk is $11,500. We would deduct a ValuPay Fee of $44.05 (monthly cost factor of $3.82964 per $1,000 multiplied by 11.5).

              SecurePay Fee

              We deduct a fee for the SecurePay rider that compensates us for the costs and risks we assume in providing this benefit. This SecurePay Fee is a percentage of the Benefit Base. We deduct this fee from your Contract Value on the Valuation Day that occurs after each Valuation Period containing a Monthly Anniversary Day.

              The SecurePay Fee will vary depending on when you purchase the rider and whether or not you have selected an optional SecurePay feature, as follows:

              SecurePay riders issued on or after May 1, 2009 (or later, subject to state approval):

	Maximum	Current
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.80%
Purchase of SecurePay rider under RightTime option	0.95%	0.90%
Purchase of SecurePay rider with SecurePay Advantage Benefit at time of Contract Purchase	1.40%	1.10%
Purchase of SecurePay rider with SecurePay Advantage Benefit under RightTime option	1.60%	1.20%

              SecurePay riders issued before May 1, 2009:

	Maximum	Current(1)
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.80%
Purchase of SecurePay rider under RightTime option	0.95%	0.90%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase	1.40%	1.10%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime option	1.60%	1.20%

              (1) The current SecurePay Fee may be lower for certain Owners who elected not to pay increases in the fee that became effective on September 5, 2014 and February 16, 2009.

              We may increase the SecurePay fee. However, we will not increase the SecurePay Fee above the maximum amounts listed in the table above. If we increase your SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may then elect not to pay the increased SecurePay Fee and your SecurePay rider will not terminate, but your Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. See "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option. If you purchased the SecurePay Advantage Benefit (or, if you purchased the SecurePay rider with the SecurePay R72 Benefit before May 1, 2009), we will continue to calculate the SecurePay Roll-up Value, and will increase your Benefit Base by the amount of any increase in the SecurePay Roll-up Value for the remainder of the Roll-up Period. See Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option. If you purchased the SecurePay rider with the SecurePay R72 Benefit before May 1, 2009, however, we will not reset your Roll-up Period following an increase in your Benefit Base to equal the SecurePay Anniversary Value if you elect not to pay the increase in your SecurePay Fee. See Appendix E: The SecurePay R72 Benefit (Not Available On or After May 1, 2009).

              SecurePay Medical Evaluation Fee.  Under the SecurePay rider, we will assess a charge for evaluating your request for an increased Annual Withdrawal Amount ("AWA") if we determine that you qualify for an increased AWA and you elect to begin taking your SecurePay Withdrawals at the increased AWA. However, if you request an increase in AWA under the SecurePay ME feature more than twice, we will deduct the charge from your current Contract Value whether or not we determine that you qualify for an increased AWA and whether or not you begin taking your SecurePay withdrawals at the increased AWA. The current fee is $150 for Single Coverage and $300 for Joint Coverage if the AWA is increased. Although we may increase this charge, it will not be more than $300 per Covered Person. We will deduct the charge from your current Contract Value when you submit your Benefit Election Form. It is possible that this fee (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract. (See "FEDERAL TAX MATTERS.")

              Transfer Fee

              Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

              Contract Maintenance Fee

              Prior to the Annuity Commencement Date, we deduct a contract maintenance fee of $35 from the Contract Value on each Contract Anniversary, and on any day that the Contract is surrendered other than the Contract Anniversary. We will deduct the contract maintenance fee from the Allocation Options in the same proportion as their values are to the Contract Value. We will waive the contract maintenance fee in the event the Contract Value or the aggregate Purchase Payments reduced by surrenders equals or exceeds $50,000 on the date we are to deduct the contract maintenance fee.

              Fund Expenses

              The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses incurred by the Funds. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. Over time these fees, which are paid out of a Fund's assets on an ongoing basis, will increase the cost of an investment in Fund shares. (See the prospectuses for the Funds for information about the Funds.)

              Premium Taxes

              Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

              Other Taxes

              Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

              Other Information

              We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions and other compensation to the broker-dealers for selling the Contracts. You do not directly pay the commissions and other compensation we do. We intend to recover commissions and other compensation marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contracts. See "DISTRIBUTION OF THE CONTRACTS" for more information about payments we make to the broker-dealers.

              ANNUITY PAYMENTS

              Annuity Commencement Date

              On the Effective Date, the Annuity Commencement Date is the oldest Owner's or Annuitant's 95th birthday. You may elect a different Annuity Commencement Date, provided that it is no later than the oldest Owner's or Annuitant's 95th Birthday. You may not choose an Annuity Commencement Date that is less than 3 years after the most recent Purchase Payment. Distributions from Qualified Contracts may be required before the Annuity Commencement Date. We will terminate the SecurePay rider if in effect on the Annuity Commencement Date. (See "GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("SecurePay") WITH RightTime Option.")

              Changing the Annuity Commencement Date

              The Owner may change the Annuity Commencement Date by Written Notice. The new Annuity Commencement Date must be at least 30 days after the date we receive the written request and no later than the oldest Owner's or Annuitant's 95th birthday. You may not choose a new Annuity Commencement Date that is less than 3 years after the most recent Purchase Payment. You also must elect as your Annuity Option either payments for the life of the Annuitant with no certain period or for a certain period of no less than 10 years.

              Annuity Value

              The Annuity Value is the amount we will apply to the Annuity Option you have selected. Generally the Annuity Value is your Contract Value on the Annuity Commencement Date, less any applicable fees, charges and premium tax on that date. In the circumstances described below, however, we may use an Annuity Value that is higher than the Contract Value or that includes a bonus amount.

              PrincipalBack Annuitization Benefit

              For Contracts purchased before May 1, 2007, we offered a PrincipalBack Annuitization Benefit. For more information about the benefit in that class of Contracts, please see Appendix H.

              PayStream Plus Annuitization Benefit

              (not available in New Hampshire or Utah)

              If your Annuity Commencement Date is on or after your 10th Contract Anniversary and you select Annuity Option B (life income with or without a certain period) with a certain period of at least 10 years, your Annuity Value will be your Contract Value on the Annuity Commencement Date plus 2% of the Contract Value on that date, less any applicable fees, charges and premium tax.

              Annuity Income Payments

              On the Annuity Commencement Date, we will apply your Annuity Value to the Annuity Option you have selected to determine your annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period.

              Fixed Income Payments

              Fixed income payments are periodic payments from Protective Life to the designated Payee, the amount of which is fixed and guaranteed by Protective Life. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

              Variable Income Payments

              Variable income payments are periodic payments from Protective Life to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments. You may fully or partially surrender variable income payments for a commuted value if those payments are being made under Annuity Option A (payments for a certain period). Refer to Appendix B for an explanation of the commuted value calculation. You may not surrender variable income payments if those payments are being made under Annuity Option B (life income with or without a certain period).

              Annuity Units

              On the Annuity Commencement Date, we will apply the Annuity Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day on which the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

              Determining the Amount of Variable Income Payments

              We will determine the amount of your variable income payment no earlier than five Valuation Days before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

              We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payment attributable to each Sub-Account.

              The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

                is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;
                is the Annuity Unit value for the preceding Valuation Period; and
                is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

              The AIR is equal to 5%.

              If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

              Refer to Appendix B for an explanation of the variable income payment calculation.

              Exchange of Annuity Units

              After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.

              Annuity Options

              You may select an Annuity Option, or change your selection by Written Notice Protective Life receives not later than 30 days before the Annuity Commencement Date. You may not change your selection of an Annuity Option less than 30 days before the Annuity Commencement Date. We will send you a notice in advance of your Annuity Commencement Date which asks you to select your Annuity Option. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Annuity Value to Option B — Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

              You may select from among the following Annuity Options:

              Option A — Payments for a Certain Period:

              We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant.

              Option B — Life Income With or Without a Certain Period:

              Payments are based on the life of the named Annuitant(s). If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment under Option B. If no certain period is selected, no payments will be made after the death of the Annuitant(s), no matter how few or how many payments have been made.

              Additional Option:

              You may use the Annuity Value to purchase any annuity contract that we offer on the date you elect this option.

              At this time Protective does not allow a "partial annuitization," i.e., we do not allow you to apply a portion of your Contract Value to an annuity option while maintaining the remaining Contract Value available for partial surrenders or a full surrender. However, in the future we may allow a partial annuitization subject to our then applicable rules and procedures.

              Minimum Amounts

              If your Annuity Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Annuity Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

              Death of Annuitant or Owner After Annuity Commencement Date

              In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option you selected have been paid, we will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

              YIELDS AND TOTAL RETURNS

              From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance.

              Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

              Yields

              The yield of the Oppenheimer Money Fund/VA Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

              The yield of a Sub-Account (except the Oppenheimer Money Fund/VA Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one-month period is generated each period over a 12 month period and is shown as a percentage of the investment.

              Total Returns

              The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are based on an average return over various periods of time.

              Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

              Standardized Average Annual Total Returns

              The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied under the Contract, but excluding any deductions for premium taxes.

              When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

              Until a Sub-Account (other than the Oppenheimer Money Fund/VA Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund/VA Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

              Non-Standard Average Annual Total Returns

              In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the sales charge or the contract maintenance fee or may include a different sales charge percentage. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

              Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

              Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed.

              Performance Comparisons

              Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

              Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

              Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

              Other Matters

              Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

              All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

              FEDERAL TAX MATTERS

              Introduction

              The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

              This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

              The Company's Tax Status

              Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

              TAXATION OF ANNUITIES IN GENERAL

              Tax Deferral During Accumulation Period

              Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

                the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;
                the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and
                the Owner is an individual (or an individual is treated as the Owner for tax purposes).

              Diversification Requirements

              The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contract. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

              Ownership Treatment

              In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

              The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

              Nonnatural Owner

              As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. Thus, if a group Contract is held by a trust or other entity as an agent for certificate owners who are individuals, those individuals should be treated as owning an annuity for federal income tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

              In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

                Contracts acquired by an estate of a decedent by reason of the death of the decedent;
                Certain Qualified Contracts;
                Contracts purchased by employers upon the termination of certain Qualified Plans;
                Certain Contracts used in connection with structured settlement agreements; and
                Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

              Delayed Annuity Commencement Dates

              If the Contract's Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

              The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

              Taxation of Partial and Full Surrenders

              In the case of a partial surrender, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract" (defined below). All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends, not annuity payments. Amounts received under a partial automatic withdrawal plan are treated for tax purposes as partial surrenders. In the case of a full surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the "investment in the contract" at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

              Partial and full surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Partial and full surrenders may also be subject to federal income tax withholding requirements. (See "FEDERAL INCOME TAX WITHHOLDING.")

              As described elsewhere in this Prospectus, the Company assesses a fee with respect to the Maximum Anniversary Value death benefit (and, for Contracts issued before May 1, 2009, the Return of Purchase Payments death benefit). Depending on the death benefit option and when the death benefit was elected, the fee may be assessed as a fee based on the Net Amount at Risk, ("ValuPay Fee") or a death benefit-based fee ("CoverPay Fee"). The Company also assesses a fee for determining whether it will allow an increased amount of SecurePay Withdrawals for certain medical conditions. It is possible that these fees (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract.

              Taxation of Annuity Payments

              Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the "investment in the contract" (defined above) you allocate to the variable Annuity Option when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected (as determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

              Once the total amount of the investment in the contract is excluded using the above formulas, annuity payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

              There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another within the meaning of federal law. A tax advisor should be consulted in those situations.

              Annuity income payments may be subject to federal income tax withholding requirements. (See "FEDERAL INCOME TAX WITHHOLDING.")

              Tax Consequences of SecurePay Rider

              Withdrawals, pledges, or gifts.  In general, SecurePay Withdrawals are treated for tax purposes as partial surrenders. As described elsewhere, in the case of a partial surrender, an assignment or pledge of any portion of a Contract, or a transfer of the Contract without adequate consideration, the Owner will be required to include in income an amount determined by reference to the excess of his or her Contract Value ("cash surrender value" in the case of a transfer without adequate consideration) over the "investment in the contract" at the time of the transaction. If you purchase the SecurePay rider, the IRS may determine that the income in connection with such transactions should be determined by reference to the excess of the greater of (1) the AWA or (2) the Contract Value ("cash surrender value" in the case of a transfer without adequate consideration) over the "investment in the contract."

              Annuity Payments.  If the oldest Owner's or Annuitant's 95th birthday occurs while the SecurePay rider is in effect, and we provide monthly payments equal to the greater of (1) the AWA divided by 12, and (2) payments under a life annuity with a 10 year certain period, we will treat such monthly payments as annuity income payments. Also, if the Contract Value is reduced to zero due to the deduction of fees and charges or a SecurePay Withdrawal, we will treat periodic payments made on or after the Annuity Commencement Date established under the SecurePay settlement as annuity income payments. As described above, annuity income payments are includable in gross income to the extent they exceed the exclusion amount. Once the total amount of the investment in the contract is excluded from income, annuity income payments will be fully taxable. It is possible that the total amount of the investment in the contract will be excluded from income as a result of partial surrenders taken prior to the Annuity Commencement Date established under the SecurePay settlement, in which case all payments made on or after that date will be fully includable in income.

              SecurePay NH.  The proper characterization for federal income tax purposes of SecurePay NH is unclear. We believe that the increased AWA payable because of confinement in a nursing home will be treated as a taxable payment under your annuity contract (as described above) and will not be excludable from your income as a payment under a long term care insurance contract. It is possible that the IRS could determine that SecurePay NH provides a form of long term care insurance coverage. In that event, (1) you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your Contract, and (2) the amount of income attributable to AWA payments could differ from the amounts described above.

              Taxation of Death Benefit Proceeds

              Prior to the Annuity Commencement Date, amounts may be distributed from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

                if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or
                if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

              After the Annuity Commencement Date, if a guaranteed period exists under a life income Annuity Option and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

                if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or
                if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

              Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding".)

              Assignments, Pledges, and Gratuitous Transfers

              Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between the "cash surrender value" and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will be increased to reflect the increase in the transferor's income. The exceptions for transfers to the Owner's spouse (or to a former spouse) are limited to individuals that are treated as spouses under federal law.

              Penalty Tax on Premature Distributions

              Where a Contract has not been issued in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract (e.g., surrenders, partial surrenders, annuity payments, death benefit proceeds, assignments, pledges, and gratuitous transfers) that is includable in income unless the payment is:

                received on or after the Owner reaches age 59-1/2;
                attributable to the Owner's becoming disabled (as defined in the tax law);
                made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);
                made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or
                made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

              Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

              Aggregation of Contracts

              In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life (or its affiliates), the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

              Exchanges of Annuity Contracts

              We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit).

              If you exchange part of an existing contract for the Contract, and within 180 days of the exchange you receive a payment other than certain annuity payments (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax.

              You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 180 days after the exchange.

              Medicare Hospital Insurance Tax on Certain Distributions

              Effective for tax years beginning after December 31, 2012, a Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from nonqualified annuities. This tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.

              Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons

              In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, that entity's general interest deduction under the Code may be limited. More specifically, a portion of its otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

              QUALIFIED RETIREMENT PLANS

              In General

              The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Internal Revenue Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

              The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for full surrenders, partial automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

              In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70-1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract, as well as the Principal Back annuitization benefit, the PayStream Plus annuitization benefit, the benefits under the SecurePay rider, and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9), may increase the amount of the minimum required distribution that must be taken from your Contract.

              There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

                received on or after the date the Owner reaches age 59-1/2;
                received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or
                made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

              These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to qualify for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor. Certain other exceptions to the 10% penalty tax not described herein also may apply.

              When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

              Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

              Individual Retirement Accounts and Annuities

              Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. If you use this Contract in connection with an IRA, the Owner and Annuitant generally must be the same individual and generally may not be changed. IRAs are subject to limits on the amounts that may be contributed and deducted and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

              However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, a "Simplified Employee Pension" under Section 408(k) of the Code, or a "Simple IRA" under Section 408(p) of the Code.

              Roth IRAs

              Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

              A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59-1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70-1/2. A Roth IRA may accept a "qualified rollover contribution" from (1) a non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals. Special rules apply to rollovers to Roth IRAs from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.

              IRA to IRA Rollovers and Transfers

              A rollover contribution is a tax-free movement of amounts from one IRA to another within 60 days after you receive the distribution. In particular, a distribution from a non-Roth IRA generally may be rolled over tax-free within 60 days to another non-Roth IRA, and a distribution from a Roth IRA generally may be rolled over tax-free within 60 days to another Roth IRA. A distribution from a Roth IRA may not be rolled over (or transferred) tax-free to a non-Roth IRA.

              A rollover from any one of your IRAs (including IRAs you have with another company) with another IRA is allowed only once within a one-year period. This limitation applies on an aggregate basis and applies to all types of your IRAs, meaning that you cannot make an IRA to IRA rollover if you have made such a rollover involving any of your IRAs in the preceding one-year period. For example, a rollover between your Roth IRAs would preclude a separate rollover within the one-year period between your non-Roth IRAs, and vice versa. The one-year period begins on the date that you receive the IRA distribution, not the date it is rolled over into another IRA.

              If the IRA distribution does not satisfy the rollover rules, it may be (1) taxable in the year distributed, (2) subject to a 10% tax on early distributions, and (3) treated as a regular contribution to the recipient IRA, which could result in an excess contribution.

              If you inherit an IRA from your spouse, you generally can roll it over into an IRA established for you, or you can choose to make the inherited IRA your own. If you inherited an IRA from someone other than your spouse, you cannot roll it over, make it your own, or allow it to receive rollover contributions.

              A rollover from one IRA to another is different from a direct trustee-to-trustee transfer of your IRA assets from one IRA trustee to another IRA trustee. A “trustee-to-trustee” transfer is not considered a rollover and is not subject to the 60-day rollover requirement or the one rollover per year rule. In addition, a rollover between IRAs is different from direct rollovers from certain Qualified Plans to non-Roth IRAs and “qualified rollover contributions” to Roth IRAs.

              Pension and Profit-Sharing Plans

              Section 401(a) of the Internal Revenue Code permits employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. These types of plans may be subject to rules under Sections 401(a)(11) and 417 of the Code that provide rights to a spouse or former spouse of a participant. In such a case, the participant may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.

              Pension and profit sharing plans are subject to nondiscrimination rules. The non-discrimination rules generally require that benefits, rights or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with such a plan, you should consider the effect of the minimum initial Purchase Payment on the plan's compliance with applicable nondiscrimination requirements. You should also consider the extent to which other aspects of the Contract, e.g., fees that vary based on Contract values, may affect the plan's compliance with the nondiscrimination requirements. Violation of these rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice.

              Section 403(b) Annuity Contracts

              Protective no longer issues Contracts under Section 403(b) of the Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Owners using the Contracts as a "Section 403(b) annuity contract" should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts.

              Section 403(b) annuity contracts contain restrictions on withdrawals of:

                contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;
                earnings on those contributions; and
                earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

              These amounts can be paid only if the employee has reached age 59-1/2, had a severance from employment, died, has become disabled, in the case of hardship or if the amount is a qualified reservist distribution under Section 72(t)(2)(G) of the Code. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. In addition, in the case of contracts issued on or after January 1, 2009, a Section 403(b) Contract is permitted to distribute retirement benefits (other than those attributable to salary reduction contributions) to a participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability. (These limitations on withdrawals and distributions do not apply to the extent the Company is directed to transfer or exchange some or all of the Contract Value to the issuer of another Section 403(b) annuity contract or into a Section 403(b)(7) custodial account.)

              Income tax regulations impose a written plan requirement and certain information sharing requirements on Section 403(b) contracts (including Section 403(b) annuity contracts and Section 403(b)(7) custodial accounts, subject to certain exceptions). In particular, a rollover to a Section 403(b) Contract from an eligible retirement plan, a transfer to a Section 403(b) plan from another Section 403(b) plan, and the exchange of a Section 403(b) contract for another Section 403(b) contract under the same Section 403(b) plan must be permitted under the Section 403(b) plan pursuant to which the contract is maintained. In addition, the issuer of the Section 403(b) contract and the employer maintaining the Section 403(b) plan generally must agree to provide each other, from time to time, with information necessary for the Section 403(b) contract, or any other contact to which contributions have been made by the employer, to satisfy Section 403(b) and other tax requirements. If these requirements are not met, there may be adverse tax consequences to the Contract Owner, including current taxation of amounts that would otherwise be tax deferred.

              In light of the limitations in the income tax regulations, Protective, without prior approval, will not accept rollovers, transfers, or exchanges into a Section 403(b) annuity contract. A rollover, transfer, or exchange from your Section 403(b) annuity contract with Protective to another Section 403(b) contract may be made only if the other Section 403(b) annuity contract is maintained pursuant to a Section 403(b) plan that permits the rollover, transfer, or exchange. Before requesting a rollover, transfer, or exchange to another Section 403(b) contract, you should consult your tax advisor about the income tax consequences of the proposed transaction.

              Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

              Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization under a Section 457 plan will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

              SecurePay

              Protective offers for an additional charge the SecurePay rider, which is a guaranteed lifetime withdrawal benefit rider. As noted above, Qualified Plans are subject to numerous special requirements and there is no authoritative guidance from the IRS on the effects on a Qualified Plan of the purchase of a guaranteed lifetime withdrawal benefit such as the SecurePay rider. Plan fiduciaries should consult a tax advisor before purchasing a Qualified Contract with a SecurePay rider because the purchase of a SecurePay rider could affect the qualification of the Contract and/or the Qualified Plan associated with the Contract. For example, it is unclear whether the SecurePay rider is part of the "balance of the employee's account" within the meaning of Code Section 411(a)(7), and, if so, whether a discontinuance or adjustment in the SecurePay rider coverage (such as upon the participant taking an "excess" withdrawal, or reallocating to another investment option within the plan) can result in an impermissible forfeiture under Code Section 411(a). In addition, certain types of Qualified Plans, such as a profit sharing plan under Code Section 401(a) of the Code, must comply with certain qualified joint and survivor annuity rules ("QJSA rules") if a participant elects to receive a life annuity. The manner in which the QJSA rules apply to the SecurePay rider is unclear. For example, it is unclear whether an election to receive benefits under the SecurePay rider could be viewed as the election of a life annuity triggering certain spousal consent requirements. Noncompliance with the QJSA rules could affect the qualification of the Qualified Plan associated with the Contract. There may be other aspects of the SecurePay rider that could affect a Qualified Plan's tax status which are not discussed here.

              When the SecurePay rider is purchased, one of the benefits available is the SecurePay NH. The proper characterization for federal income tax purposes of the SecurePay NH benefit is unclear. We believe the better characterization of the SecurePay NH benefit is that it is an annuity benefit and the increased AWA payments made under the SecurePay NH benefit are payments from your annuity. However, it is possible that the IRS could determine that the SecurePay NH benefit provides a form of long term care insurance coverage or some other type of "incidental benefit." The tax consequences of such a characterization are uncertain, but it could affect the qualification of the Contract and/or the Qualified Plan associated with the Contract.

              You should consult a tax advisor before purchasing a Qualified Contract with SecurePay.

              Direct Rollovers

              If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under Sections 401(a) or 403(a) of the Code, is a Section 403(b) annuity contract or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code, qualified annuity plan under Section 403(a) of the Code, Section 403(b) annuity contract or custodial account, or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

              Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain eligible retirement plans (such as an IRA). Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

              FEDERAL INCOME TAX WITHHOLDING

              In General

              Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

              Nonresident Aliens and Foreign Corporations

              The discussion above provides general information regarding federal withholding tax consequences to annuity contract purchasers or beneficiaries that are U.S. citizens or residents. Purchasers or beneficiaries that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a tax advisor regarding federal tax withholding with respect to the distributions from a Contract.

              FATCA Withholding

              If the payee of a distribution from the Contract is a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Code as amended by the Foreign Account Tax Compliance Act ("FATCA"), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the Contract or the distribution. The rules relating to FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Contract.

              GENERAL MATTERS

              Error in Age or Gender

              When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until proof is provided. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

              If after proof of age and gender (where applicable) is provided, we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

              Incontestability

              We will not contest the Contract.

              Non-Participation

              The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

              Assignment or Transfer of a Contract

              You have the right to assign or transfer a Contract if it is permitted by law. Generally, you do not have the right to assign or transfer a Qualified Contract. We do not assume responsibility for any assignment or transfer. Any claim made under an assignment or transfer is subject to proof of the nature and extent of the assignee's or transferee's interest before we make a payment. Assignments and transfers have federal income tax consequences. An assignment or transfer may result in the Owner recognizing taxable income. (See "Taxation of Annuities in General, Assignments, Pledges and Gratuitous Transfers" in the prospectus.)

              Notice

              All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our Administrative Office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

              Modification

              No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

              Reports

              At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

              Settlement

              Benefits due under this Contract are payable from our Administrative Office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

              Receipt of Payment

              If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

              Protection of Proceeds

              To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

              Minimum Values

              The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

              Application of Law

              The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Code and with applicable regulations.

              No Default

              The Contract will not be in default if subsequent Purchase Payments are not made.

              DISTRIBUTION OF THE CONTRACTS

              We have entered into an agreement with Investment Distributors, Inc. ("IDI") under which IDI has agreed to distribute the Contracts on a "best efforts" basis. Under the agreement, IDI serves as principal underwriter (asdefined under Federal securities laws and regulations) for the Contracts. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of and shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

              IDI does not sell Contracts directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI, (collectively, "Selling Broker-Dealers") for the sale of the Contracts. Registered representatives of the Selling Broker-Dealers sell the Contracts directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Contracts.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2012	$141,595,320
December 31, 2013	$118,126,390
December 31, 2014	$86,120,789

              We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Contracts. However, we may pay some or all of IDI's operating and other expenses.

              We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable annuity contracts, including the Contracts. IDI did not retain any of these amounts.

              We no longer offer the Contracts, although we reserve the right to begin offering the Contracts at any time.

              Selling Broker-Dealers

              We pay commissions and may provide some form of non-cash compensation to all Selling Broker-Dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Contracts, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contracts. Commissions and other incentives or payments described below are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contracts or from our general account.

              Compensation Paid to All Selling Broker-Dealers.  We pay commissions as a percentage of initial and subsequent Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the distribution agreement, we do not expect them to exceed 5% of any Purchase Payment (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). In the normal course of business, we may also provide non-cash compensation in connection with the promotion of the Contracts, including conferences and seminars (including travel, lodging and meals in connection therewith), and items of relatively small value, such as promotional gifts, meals, or tickets to sporting or entertainment events.

              The registered representative who sells you the Contract typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

              Additional Compensation Paid to Selected Selling Broker-Dealers.  In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation to selected Selling Broker-Dealers. These payments are made through IDI. These payments may be (1) additional amounts as a percentage of purchase payments and/or premiums we receive on our variable insurance products (including the Contracts), and (2) additional "trail" commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products (including Contract Values and Variable Account values of the Contracts). Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new purchase payments and/or premiums (including Purchase Payments for the Contracts) and/or maintaining a specified amount of contract and policy value (including Contract Values of the Contracts) with us.

              The Selling Broker-Dealers to whom we pay additional asset-based compensation may provide preferential treatment with respect to our products (including the Contracts) in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer's registered representatives; and (3) payment of higher compensation to registered representatives for selling our products (including the Contracts) than for selling non-preferred products.

              In 2014, we paid additional asset-based compensation to the Selling Broker-Dealers Edward Jones, UBS, ProEquities, Essex National Securities, Inc., AIG Advisor Group, LPL Financial, Raymond James, NFP Securities Stifel, Nicolaus & Company, Investment Professionals, Inc., CUSO Financial Services and BBVA Compass Investment Solutions, Inc. in connection with the sale of our variable insurance products (including the Contracts). Some of these payments were substantial.

              These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of our products (and/or our affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of our variable insurance products (including the Contracts) over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

              We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Contracts), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

              Arrangements with Affiliated Selling Broker-Dealer.  In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, Protective Life Corporation, pay some of the operating and other expenses of ProEquities, Inc., such as paid-in-capital and certain overhead expenses. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by Protective Life Corporation.

              Inquiries

              You may make inquiries regarding a Contract by writing to Protective Life at its Administrative Office.

              CEFLI

              Protective Life Insurance Company is a member of the Compliance & Ethics Forum for Life Insurers ("CEFLI"), and as such may include the CEFLI logo and information about CEFLI membership in its advertisements. Companies that belong to CEFLI subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

              LEGAL PROCEEDINGS

              Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on IDI's, Protective Life's or the Variable Account's financial position. We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting, and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased insureds and contract owners. In addition, we are the subject of multiple state Insurance Department inquiries and a multistate market conduct examination with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties, and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that result from these examinations will have a material adverse impact on the separate account, on IDI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the contract.

              CYBER-SECURITY RISKS

              Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on our website and other operational disruption and unauthorized release of confidential Owner information. Cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Funds invest, which may cause your Contract to lose value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

              VOTING RIGHTS

              In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

              The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

              The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

              It is important that each Owner provide voting instructions to Protective Life because shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. As a result, a small number of Owners may control the outcome of a vote. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

              Protective Life will send or make available to each person having a voting interest in a Sub-Account proxy materials, reports, and other material relating to the appropriate Fund.

              FINANCIAL STATEMENTS

              The audited statement of assets and liabilities of the Protective Variable Annuity Separate Account as of December 31, 2014 and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2014 and 2013 as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

              The audited consolidated balance sheets for Protective Life as of December 31, 2014 and 2013 and the related consolidated statements of income, share-owner's equity, and cash flows for the three years in the period ended December 31, 2014 and the related financial statement schedules as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

              STATEMENT OF ADDITIONAL INFORMATION

Page
SAFEKEEPING OF ACCOUNT ASSETS	1
STATE REGULATION	1
RECORDS AND REPORTS	1
LEGAL MATTERS	1
EXPERTS	1
OTHER INFORMATION	2
FINANCIAL STATEMENTS	2

              APPENDIX A

              EXAMPLE OF DEATH BENEFIT CALCULATIONS

              Assume an Owner is 55 on the Effective Date, 1/1/yy. Assume the following transactions occur prior to the Owner's death and that the Contract Value before the partial surrender on 4/1/(yy+2) is $125,000.

Date	Transaction	Amount
1/1/yy	Purchase Payment	$100,000
4/1/(yy+2)	Partial Surrender	$25,000
10/1(yy+4)	Purchase Payment	$80,000

              The Contract Values on each Contract Anniversary are shown below. These Contract Values are hypothetical and are solely for the purpose of illustrating death benefit calculations. The Contract Values presented are net of all expenses and charges including Fund expenses and Periodic Charges. This illustration does not reflect historical investment results, nor does it predict or guarantee future investment results. Actual results may be higher or lower.

Anniversary Date	Contract Value
1/1(yy+1)	$120,000
1/1(yy+2)	$130,000
1/1(yy+3)	$105,000
1/1(yy+4)	$110,000
1/1(yy+5)	$180,000

              Finally, assume the Owner dies on 7/1(yy+5) when the Contract Value is $185,000. Also assume that proof of death was provided immediately, and no premium tax is applicable.

              Return of Purchase Payments Death Benefit

              The Return of Purchase Payments Death Benefit payable is the greater of:

                Contract Value of $185,000 or,
                aggregate Purchase Payments less an adjustment for each surrender(A), or $180,000 less $20,000 equals $160,000.

              The death benefit payable is then $185,000.

              (A) The adjustment for each partial surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the death benefit at the time of the partial surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the death benefit in the same proportion on the date of the partial surrender is 20% of $100,000, or $20,000.

              Maximum Anniversary Value Death Benefit

              The Maximum Anniversary Value Death Benefit is equal to the greatest of (1) the Contract Value, (2) the aggregate Purchase Payments less an adjustment for each partial surrender (see "Return of Purchase Payments Death Benefit," above), or (3) the greatest maximum anniversary value attained. A maximum anniversary value equals the Contract Value on the Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each subsequent amount surrendered(A), as shown below.

Anniversary Date	Anniversary Value
1/1/(yy+1)	$120,000 minus $26,000 plus $80,000 equals $174,000
1/1/(yy+2)	$130,000 minus $26,000 plus $80,000 equals $184,000
1/1/(yy+3)	$105,000 plus $80,000 equals $185,000
1/1/(yy+4)	$110,000 plus $80,000 equals $190,000
1/1/(yy+5)	$180,000

              The Maximum Anniversary Value Death Benefit is equal to the greatest of:

                Contract Value of $185,000,
                aggregate Purchase Payments less an adjustment for each surrender (see "Return of Purchase Payments Death Benefit," above), or $180,000 less $20,000 equals $160,000.
                the greatest maximum anniversary value attained, or $190,000.

              The death benefit payable is then $190,000.

              (A) The adjustment for each partial surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Maximum Anniversary Value Death Benefit at the time of the partial surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the Maximum Anniversary Value Death Benefit in the same proportion on the date of the surrender is 20% of $130,000 or $26,000.

              APPENDIX B

              EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION

              Assuming an Annuity Value of $100,000 on the Annuity Commencement Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Commencement Date is calculated using an interest assumption of 5%, as shown below.

              There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Annuity Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Commencement Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Annuity Value Before Payment	Payment Made	Annuity Value After Payment
Annuity Commencement Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

              Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Commencement Date.

              The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

              Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

              Explanation Of The Commuted Value Calculation

              A Contract may be fully or partially surrendered for a commuted value while variable income payments under Annuity Option A are being made. (See "Annuity Options.") If the Contract is surrendered, the amount payable will be the commuted value of future payments at the assumed interest rate of 5%, which will be equal to the values shown in the column titled "Annuity Value after Payment," above.

              APPENDIX C

              CONDENSED FINANCIAL INFORMATION

              Sub-Accounts

              The date of inception of each of the Sub-Accounts available in the ProtectiveValues Advantage Variable Annuity Contract as follows:

March 14, 1994 —	Oppenheimer Money Fund/VA
              Goldman Sachs Small Cap Equity Insights, Institutional Class
              Goldman Sachs Strategic International Equity, Institutional Class
              Goldman Sachs U.S. Equity Insights, Institutional Class
              Goldman Sachs Large Cap Value, Institutional Class

June 13, 1995 —	Goldman Sachs Strategic Growth, Institutional Class
October 2, 2000 —	Invesco V.I. American Value II(A)
May 1, 2002 —	Lord Abbett Growth and Income, Value Class Lord Abbett Mid-Cap Stock, Value Class Lord Abbett Bond-Debenture, Value Class
June 2, 2003 —	Lord Abbett Growth Opportunities, Value Class
              Lord Abbett Calibrated Dividend Growth, Value Class
              MFS® Growth SS
              MFS® Research SS
              MFS® Investors Trust SS
              MFS® VIT II Massachusetts Investors Growth Stock Portfolio SS (formerly MFS® Investors Growth Stock SS)(B)
              MFS® Total Return SS
              MFS® New Discovery SS
              MFS® Utilities SS
              Oppenheimer Discovery Mid Cap Growth SS
              Oppenheimer Capital Appreciation SS
              Oppenheimer Main Street SS
              Oppenheimer Global Strategic Income SS
              Oppenheimer Global SS
              Invesco V.I. American Franchise II(A)
              Van Kampen LIT Enterprise II(C)
              Invesco V.I. Comstock II(A)
              Invesco V.I. Growth and Income II(A)

December 19, 2003 —	Invesco V.I. Government Securities II(A) Invesco V.I. Equity and Income II(A) Goldman Sachs Mid Cap Value, Institutional Class
May 1, 2006 —	Fidelity VIP Mid Cap-SC2
              Fidelity VIP Growth-SC2
              Fidelity VIP Equity-Income-SC2
              Fidelity VIP Contrafund®-SC2
              Fidelity VIP Investment Grade Bond-SC2
              Fidelity VIP Index 500-SC2
              Franklin Flex Cap Growth VIP-C2
              Franklin Income VIP-C2
              Franklin Mutual Shares VIP-C2
              Franklin Rising Dividends VIP-C2
              Franklin Small-Mid Cap Growth VIP-C2
              Templeton Foreign VIP-C2
              Templeton Growth VIP-C2

May 1, 2007 —	Franklin U.S. Government Securities VIP-C2 Templeton Global Bond VIP-C2
May 1, 2008 —	Fidelity VIP Freedom Fund — 2015 Maturity-SC2
              Fidelity VIP Freedom Fund — 2020 Maturity-SC2
              American Funds Asset Allocation Fund-SC
              Goldman Sachs Strategic Growth, Service Class
              Goldman Sachs Large Cap Value, Service Class
              Goldman Sachs Small Cap Equity Insights, Service Class
              Goldman Sachs Strategic International Equity, Service Class
              Goldman Sachs U.S. Equity Insights, Service Class
              Lord Abbett Classic Stock, Value Class
              Lord Abbett International Opportunities, Value Class
              Invesco V.I. International Growth II(A)
              UIF Global Real Estate Class II

November 2, 2009 —	Franklin Small Cap Value VIP-C2
              Goldman Sachs Growth Opportunities, Service Class
              Legg Mason ClearBridge Variable Mid Cap Core, Class II
              Legg Mason ClearBridge Variable Small Cap Growth, Class II
              Lord Abbett Fundamental Equity, Value Class
              MFS® Total Return Bond SS (formerly MFS® Research Bond SS)
              MFS® Value SS
              PIMCO Long-Term US Government, Advisor Class
              PIMCO Low Duration, Advisor Class
              PIMCO Real Return, Advisor Class
              PIMCO Short-Term, Advisor Class
              PIMCO Total Return, Advisor Class
              Royce Capital Micro-Cap, Service Class
              Royce Capital Small-Cap, Service Class
              Invesco V.I. Balanced Risk Allocation II(A)
              Invesco V.I. Mid Cap Growth II(A)

May 1, 2010 —	Goldman Sachs Mid-Cap Value, Service Class

              (A) On June 1, 2010, the portfolios of the Universal Institutional Funds, Inc. and the Van Kampen Life Investment Trust merged into new portfolios of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). On May 2, 2011, the Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund merged into the Invesco V.I. Balanced-Risk Allocation Fund, the Invesco Van Kampen V.I. Government Fund merged into the Invesco V.I. Government Securities Fund, and the Invesco Van Kampen V.I. International Growth Equity Fund merged into the Invesco V.I. International Growth Fund.

              (B) MFS Investors Growth Stock Series merged into MFS Massachusetts Investors Growth Stock Portfolio, a series of MFS Variable Insurance Trust II in March, 2015.

              (C) The Van Kampen LIT Enterprise II Portfolio was liquidated on April 24, 2009.

              Accumulation Units

              The following tables show, for each available Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the classes of Accumulation Units available in the ProtectiveValues Advantage Variable Annuity Contract as of December 31 of each year listed. We offer other variable annuity contracts with classes of Accumulation Units in each available Sub-Account that have different mortality and expense risk charges and administration charges than the classes of Accumulation Units offered in the ProtectiveValues Advantage Variable Annuity. Only the classes of Accumulation Units available in the ProtectiveValues Advantage Variable Annuity Contract are shown in the following tables. For charges associated with each class of Accumulation Units, see "Fees and Expenses, Periodic Charges," on page 4 of this prospectus.

              You should read the information in the following tables in conjunction with the Variable Account's financial statements and the related notes in the Statement of Additional Information.

              The following table does not include Sub-Accounts that were not in operation as of December 31, 2014.

		Accumulation Unit Values				Accumulation Units Outstanding
		ALL ACCUMULATION UNIT VALUES ARE ROUNDED TO THE NEAREST WHOLE CENT				ALL ACCUMULATION UNITS ARE ROUNDED TO THE NEAREST UNIT
Sub Account	Year Ended	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued 5/1/06 to 4/30/09	Contracts Issued before 5/1/06	Contracts Issued 5/1/10 to present	Contracts Issued 5/1/09 to 4/30/10	Contracts Issued 5/1/06 to 4/30/09	Contracts Issued before 5/1/06
American Funds Asset Allocation - SC	2014	$15.89	$20.56	$15.40	$15.51	590,918	774,950	422,375	85,515
	2013	$15.20	$19.67	$14.71	$14.80	642,650	894,621	487,969	90,986
	2012	$12.39	$16.03	$11.98	$12.04	708,953	1,053,451	539,648	98,445
	2011	$10.76	$13.91	$10.38	$10.42	632,332	1,203,034	692,911	141,151
	2010	$10.71	$13.84	$10.32	$10.35	186,166	1,250,989	794,425	137,567
	2009	-	$12.40	$9.24	$9.26	-	759,169	796,751	123,400
	2008	-	-	$7.50	$7.51	-	-	433,139	71,265
ClearBridge Mid Cap Core - Class II	2014	$18.21	$20.40	$20.51	$20.61	168,078	35,178	30,103	3,632
	2013	$17.03	$19.07	$19.15	$19.23	179,065	39,223	34,922	4,024
	2012	$12.53	$14.03	$14.07	$14.12	217,474	43,166	35,510	1,615
	2011	$10.75	$12.02	$12.05	$12.08	172,028	44,531	35,798	1,254
	2010	$11.31	$12.64	$12.66	$12.68	39,879	53,883	18,714	1,036
	2009	-	$10.44	$10.44	$10.45	-	5,578	3,405	-
ClearBridge Small Cap Growth - Class II	2014	$20.44	$23.22	$23.34	$23.46	43,166	11,309	11,673	244
	2013	$19.86	$22.55	$22.65	$22.74	52,717	11,815	12,624	1,040
	2012	$13.66	$15.50	$15.55	$15.60	43,907	11,055	5,266	-
	2011	$11.58	$13.14	$13.17	$13.20	46,536	11,603	2,683	-
	2010	$11.56	$13.11	$13.13	$13.14	12,573	11,738	1,601	-
	2009	-	$10.60	$10.60	$10.60	-	1,881	-	-
Fidelity VIP Contrafund® - Service Class 2	2014	$17.29	$25.30	$17.52	$17.68	751,328	292,055	1,682,189	87,064
	2013	$15.62	$22.84	$15.80	$15.93	851,559	343,192	2,127,821	102,011
	2012	$12.03	$17.59	$12.15	$12.24	935,098	397,959	2,451,432	104,711
	2011	$10.45	$15.26	$10.54	$10.60	838,120	440,976	2,908,175	179,768
	2010	$10.84	$15.83	$10.92	$10.97	291,272	461,118	3,412,403	190,981
	2009	$9.35	$13.64	$9.40	$9.44	99,788	254,509	3,774,251	209,180
	2008	$6.96	-	$6.99	$7.01	120,030	-	3,076,793	195,725
	2007	$12.25	-	$12.28	$12.30	72,144	-	1,579,079	133,059
	2006	$10.53	-	$10.54	$10.55	38,488	-	345,852	47,835
Fidelity VIP Equity-Income - Service Class 2	2014	-	$24.42	$15.23	$15.36	-	68,518	132,411	4,143
	2013	-	$22.70	$14.14	$14.25	-	80,394	145,417	4,166
	2012	-	$17.90	$11.14	$11.21	-	92,922	184,138	2,369
	2011	-	$15.41	$9.58	$9.64	-	103,586	231,854	11,239
	2010	-	$15.44	$9.59	$9.63	-	115,228	260,207	9,058
	2009	-	$13.54	$8.40	$8.43	-	91,551	280,952	12,876
	2008	-	-	$6.51	$6.53	-	-	247,560	4,502
	2007	-	-	$11.47	$11.49	-	-	189,445	1,454
	2006	-	-	$11.41	$11.41	-	-	24,702	1,576
Fidelity VIP Freedom Fund - 2015 Maturity - Service Class 2	2014	-	$17.95	$13.70	$13.79	-	7,711	3,158	14,611
	2013	-	$17.32	$13.21	$13.28	-	9,271	4,856	-
	2012	-	$15.30	$11.66	$11.71	-	3,217	4,991	-
	2011	-	$13.79	$10.49	$10.53	-	3,230	8,601	-
	2010	-	$13.97	$10.62	$10.65	-	5,066	8,205	-
	2009	-	$12.48	$9.48	$9.50	-	3,540	5,634	-
	2008	-	-	$7.64	$7.64	-	-	7,020	-
Fidelity VIP Freedom Fund - 2020 Maturity - Service Class 2	2014	-	$19.14	$13.62	$13.71	-	5,788	3,005	16,769
	2013	-	$18.45	$13.11	$13.19	-	7,202	2,375	2,074
	2012	-	$16.09	$11.42	$11.47	-	7,631	2,383	5,319
	2011	-	$14.34	$10.17	$10.21	-	7,928	2,873	5,352
	2010	-	$14.64	$10.37	$10.40	-	8,070	2,882	5,996
	2009	-	$12.91	$9.13	$9.15	-	9,908	2,405	2,659
	2008	-	-	$7.16	$7.16	-	-	14,125	-
Fidelity VIP Growth - Service Class 2	2014	-	$26.69	$17.65	$17.81	-	6,292	67,238	453
	2013	-	$24.24	$16.01	$16.14	-	8,088	68,179	-
	2012	-	$17.97	$11.86	$11.94	-	9,461	70,865	182
	2011	-	$15.83	$10.44	$10.50	-	10,358	75,582	12,056
	2010	-	$15.96	$10.52	$10.57	-	11,619	84,665	1,742
	2009	-	$12.99	$8.55	$8.58	-	6,807	91,418	6,523
	2008	-	-	$6.73	$6.75	-	-	95,178	8,718
	2007	-	-	$12.86	$12.88	-	-	133,657	6,589
	2006	-	-	$10.22	$10.23	-	-	4,599	-
Fidelity VIP Index 500 - Service Class 2	2014	$17.40	$25.59	$17.63	$17.79	66,170	27,989	486,485	1,781
	2013	$15.49	$22.77	$15.68	$15.80	72,408	34,460	604,173	2,069
	2012	$11.85	$17.40	$11.97	$12.05	78,346	40,331	741,440	2,612
	2011	$10.33	$15.17	$10.42	$10.48	65,072	44,606	945,465	2,817
	2010	$10.24	$15.02	$10.31	$10.36	32,222	42,628	1,168,404	3,869
	2009	$9.00	$13.20	$9.05	$9.09	6,956	26,055	1,385,997	7,772
	2008	$7.19	-	$7.22	$7.24	3,090	-	1,402,758	4,756
	2007	$11.54	-	$11.57	$11.59	553	-	589,062	3,642
	2006	$11.06	-	$11.07	$11.08	-	-	4,161	-
Fidelity VIP Investment Grade Bond - Service Class 2	2014	$14.26	$13.52	$14.45	$14.57	604,682	869,827	647,510	15,686
	2013	$13.62	$12.90	$13.78	$13.88	622,283	911,580	745,423	16,687
	2012	$14.02	$13.28	$14.17	$14.26	610,343	888,169	785,710	27,717
	2011	$13.39	$12.68	$13.51	$13.59	468,320	927,330	831,994	36,826
	2010	$12.62	$11.94	$12.71	$12.77	186,312	954,386	951,231	45,456
	2009	$11.83	$11.19	$11.90	$11.95	45,103	571,522	1,001,427	74,974
	2008	$10.34	-	$10.38	$10.41	48,110	-	628,770	59,786
	2007	$10.80	-	$10.83	$10.85	52,444	-	364,279	38,256
	2006	$10.46	-	$10.48	$10.48	17,091	-	45,357	12,093
Fidelity VIP Mid-Cap - Service Class 2	2014	$17.54	$24.35	$17.77	$17.93	1,028,018	278,488	483,609	33,808
	2013	$16.68	$23.15	$16.88	$17.01	1,157,172	327,713	559,491	39,481
	2012	$12.39	$17.17	$12.51	$12.60	1,356,775	400,774	617,087	44,028
	2011	$10.90	$15.11	$11.00	$11.06	1,021,256	414,309	692,370	98,934
	2010	$12.34	$17.09	$12.42	$12.48	280,969	407,480	749,071	90,310
	2009	$9.68	$13.40	$9.73	$9.77	46,520	196,974	852,347	108,680
	2008	$6.98	-	$7.01	$7.03	46,033	-	753,918	96,864
	2007	$11.66	-	$11.69	$11.71	39,880	-	463,774	56,578
	2006	$10.20	-	$10.21	$10.22	18,774	-	99,912	12,000
Franklin Templeton - Franklin Flex Cap Growth VIP - Class 2	2014	$16.21	$22.45	$16.43	$16.57	87,258	70,825	78,072	4,887
	2013	$15.41	$21.33	$15.59	$15.71	109,830	83,130	92,585	5,476
	2012	$11.30	$15.64	$11.42	$11.50	116,314	95,363	103,360	7,163
	2011	$10.44	$14.43	$10.53	$10.59	101,217	96,436	115,913	8,564
	2010	$11.06	$15.28	$11.13	$11.19	27,889	100,370	142,413	9,181
	2009	$9.60	$13.25	$9.65	$9.69	5,910	58,455	157,107	7,949
	2008	$7.28	-	$7.31	$7.33	2,623	-	133,457	29,139
	2007	$11.35	-	$11.38	$11.40	-	-	89,430	15,875
	2006	$10.01	-	$10.02	$10.03	-	-	40,277	4,025
Franklin Templeton - Franklin Income VIP - Class 2	2014	$16.21	$19.98	$16.43	$16.57	591,419	314,217	2,650,824	67,285
	2013	$15.63	$19.25	$15.81	$15.94	712,769	372,392	3,244,088	95,167
	2012	$13.84	$17.03	$13.98	$14.07	738,835	410,120	3,675,363	114,701
	2011	$12.39	$15.24	$12.50	$12.57	665,773	449,344	4,376,495	141,263
	2010	$12.20	$15.00	$12.29	$12.35	278,827	482,318	5,164,717	164,324
	2009	$10.92	$13.42	$10.98	$11.03	178,871	274,757	5,869,389	214,858
	2008	$8.12	-	$8.16	$8.18	218,545	-	5,183,418	252,521
	2007	$11.65	-	$11.68	$11.70	206,202	-	3,650,279	274,313
	2006	$11.32	-	$11.34	$11.34	104,427	-	827,051	125,944
Franklin Templeton - Franklin Mutual Shares VIP - Class 2	2014	$14.71	$21.87	$14.91	$15.04	5,077,775	1,425,300	3,098,944	137,924
	2013	$13.85	$20.58	$14.01	$14.12	5,848,282	1,704,050	3,787,902	178,808
	2012	$10.89	$16.18	$11.00	$11.08	6,645,294	2,010,150	4,542,913	221,300
	2011	$9.62	$14.27	$9.70	$9.76	6,005,083	2,232,948	5,397,628	263,543
	2010	$9.80	$14.54	$9.87	$9.92	1,763,552	2,291,573	6,035,008	296,666
	2009	$8.89	$13.18	$8.94	$8.97	221,950	792,671	6,448,487	313,954
	2008	$7.11	-	$7.14	$7.16	254,217	-	5,336,373	275,447
	2007	$11.41	-	$11.44	$11.46	232,865	-	3,831,219	261,856
	2006	$11.12	-	$11.13	$11.14	101,556	-	967,322	125,499
Franklin Templeton - Franklin Rising Dividends VIP - Class 2	2014	$17.28	$24.54	$17.50	$17.66	1,295,520	690,791	2,326,283	54,515
	2013	$16.03	$22.76	$16.21	$16.34	1,553,993	797,894	2,813,395	56,778
	2012	$12.46	$17.69	$12.59	$12.68	1,731,433	955,660	3,318,256	64,374
	2011	$11.23	$15.93	$11.32	$11.39	1,506,708	1,025,894	3,834,007	110,410
	2010	$10.68	$15.15	$10.76	$10.81	508,604	1,082,098	4,503,295	122,684
	2009	$8.93	$12.65	$8.98	$9.01	65,027	576,324	4,937,886	69,193
	2008	$7.68	-	$7.71	$7.73	45,331	-	3,171,654	56,620
	2007	$10.62	-	$10.65	$10.66	31,373	-	1,335,134	24,748
	2006	$11.01	-	$11.02	$11.03	19,960	-	183,708	10,505
Franklin Templeton - Franklin Small Cap Value VIP - Class 2	2014	$16.94	$19.59	$19.70	$19.80	500,517	87,964	39,407	4,012
	2013	$16.99	$19.64	$19.72	$19.81	542,145	96,167	45,653	6,318
	2012	$12.58	$14.53	$14.58	$14.63	654,122	114,384	51,084	6,563
	2011	$10.72	$12.37	$12.40	$12.43	617,600	124,341	58,925	7,388
	2010	$11.23	$12.96	$12.98	$12.99	155,732	124,238	48,524	4,538
	2009	-	$10.19	$10.19	$10.19	-	12,638	1,455	-
Franklin Templeton - Franklin Small-Mid Cap Growth VIP - Class 2	2014	$17.10	$26.40	$17.33	$17.48	76,929	61,393	109,231	6,197
	2013	$16.05	$24.77	$16.23	$16.36	101,747	70,018	120,809	9,921
	2012	$11.71	$18.07	$11.83	$11.91	100,028	83,534	131,643	7,552
	2011	$10.66	$16.43	$10.75	$10.81	88,824	92,317	160,712	11,307
	2010	$11.29	$17.41	$11.38	$11.43	22,703	98,382	183,846	10,807
	2009	$8.93	$13.75	$8.98	$9.01	3,261	64,106	208,283	18,487
	2008	$6.27	-	$6.30	$6.31	5,971	-	202,596	26,730
	2007	$11.00	-	$11.03	$11.04	9,501	-	140,305	33,133
	2006	$9.97	-	$9.98	$9.99	6,434	-	58,126	2,212
Franklin Templeton - Franklin U.S. Government Securities VIP - Class 2	2014	$12.53	$11.09	$12.68	$12.78	3,914,939	1,992,436	2,206,181	80,469
	2013	$12.23	$10.82	$12.35	$12.44	4,167,805	2,233,538	2,437,519	91,753
	2012	$12.62	$11.16	$12.72	$12.80	3,960,588	2,209,750	2,332,977	103,100
	2011	$12.49	$11.04	$12.58	$12.64	3,181,063	2,226,496	2,411,834	105,419
	2010	$11.92	$10.53	$11.98	$12.03	979,927	2,379,579	2,603,110	108,155
	2009	$11.42	$10.08	$11.46	$11.49	157,477	848,666	2,545,498	122,246
	2008	$11.17	-	$11.20	$11.22	115,185	-	1,256,246	105,886
	2007	$10.47	-	$10.48	$10.49	15,136	-	297,108	7,959
Franklin Templeton - Templeton Foreign VIP - Class 2	2014	$12.47	$17.11	$12.63	$12.74	1,000,118	256,935	2,160,816	52,837
	2013	$14.15	$19.41	$14.31	$14.43	1,052,070	261,215	2,394,740	56,089
	2012	$11.60	$15.91	$11.72	$11.80	1,135,152	290,474	2,766,918	63,513
	2011	$9.90	$13.56	$9.99	$10.04	994,775	303,170	3,050,489	83,645
	2010	$11.17	$15.30	$11.25	$11.31	288,059	296,217	3,245,897	100,345
	2009	$10.39	$14.23	$10.45	$10.49	67,136	124,105	3,321,980	139,532
	2008	$7.65	-	$7.68	$7.70	76,790	-	2,338,278	132,061
	2007	$12.94	-	$12.97	$13.00	64,818	-	917,376	96,664
	2006	$11.30	-	$11.32	$11.32	34,188	-	166,140	33,980
Franklin Templeton - Templeton Global Bond VIP - Class 2	2014	$17.17	$14.74	$17.38	$17.51	968,170	417,255	588,004	47,915
	2013	$17.01	$14.59	$17.18	$17.30	1,032,940	463,721	667,796	44,586
	2012	$16.88	$14.47	$17.03	$17.13	1,008,185	458,271	700,312	50,998
	2011	$14.80	$12.68	$14.90	$14.97	832,246	470,037	821,736	87,993
	2010	$15.05	$12.89	$15.14	$15.20	246,672	505,003	885,524	100,698
	2009	$13.30	$11.39	$13.36	$13.39	55,744	186,569	895,413	116,153
	2008	$11.30	-	$11.33	$11.35	35,098	-	860,600	116,504
	2007	$10.73	-	$10.75	$10.75	15,712	-	401,791	23,461
Franklin Templeton - Templeton Growth VIP - Class 2	2014	$12.76	$20.78	$12.92	$13.04	2,090,556	415,032	1,278,786	61,691
	2013	$13.24	$21.55	$13.39	$13.50	2,283,672	465,496	1,527,110	73,893
	2012	$10.21	$16.61	$10.31	$10.38	2,701,864	569,975	1,958,555	93,827
	2011	$8.50	$13.83	$8.58	$8.62	2,406,344	634,176	2,315,716	105,039
	2010	$9.22	$14.98	$9.28	$9.33	688,705	645,670	2,635,046	119,500
	2009	$8.66	$14.06	$8.70	$8.74	94,345	159,750	2,940,347	133,404
	2008	$6.66	-	$6.69	$6.70	98,840	-	2,996,956	115,766
	2007	$11.64	-	$11.67	$11.69	123,359	-	2,418,257	139,593
	2006	$11.48	-	$11.49	$11.50	82,033	-	698,563	94,458
Goldman Sachs Growth Opportunities - Service Class	2014	$18.03	$21.04	$21.15	$21.26	1,062,138	20,060	43,699	4,816
	2013	$16.37	$19.09	$19.17	$19.25	1,259,736	23,469	54,817	5,580
	2012	$12.49	$14.55	$14.60	$14.65	1,488,021	28,140	66,000	10,497
	2011	$10.55	$12.28	$12.31	$12.34	1,518,012	32,274	99,124	50,425
	2010	$11.07	$12.90	$12.91	$12.93	369,596	32,520	41,365	7,588
	2009	-	$10.89	$10.89	$10.90	-	1,013	7,795	-
Goldman Sachs Large Cap Value - Institutional Class	2014	-	-	$19.28	$20.48	-	-	614,017	193,030
	2013	-	-	$17.20	$18.25	-	-	805,345	256,398
	2012	-	-	$13.00	$13.78	-	-	989,867	340,479
	2011	-	-	$10.99	$11.64	-	-	1,248,296	471,986
	2010	-	-	$11.90	$12.59	-	-	1,521,006	618,312
	2009	-	-	$10.78	$11.39	-	-	1,804,234	777,242
	2008	-	-	$9.18	$9.69	-	-	1,970,342	902,453
	2007	-	-	$14.11	$14.88	-	-	1,684,439	1,066,507
	2006	-	-	$14.00	$14.75	-	-	785,786	1,155,654
	2005	-	-	$11.50	$12.10	-	-	586,782	713,766
Goldman Sachs Large Cap Value - Service Class	2014	$16.33	$22.63	$14.32	-	1,060,300	131,326	2,903,975	-
	2013	$14.63	$20.26	$12.81	-	1,250,106	159,160	3,674,575	-
	2012	$11.10	$15.36	$9.70	-	1,448,141	213,102	4,409,824	-
	2011	$9.42	$13.03	$8.22	-	1,347,111	251,232	5,125,417	-
	2010	$10.25	$14.17	$8.93	-	347,714	236,348	5,340,775	-
	2009	-	$12.88	$8.11	-	-	169,587	5,326,338	-
	2008	-	-	$6.93	-	-	-	1,610,161	-
Goldman Sachs Mid Cap Value - Institutional Class	2014	-	-	$28.49	$27.42	-	-	23,761	110,241
	2013	-	-	$25.27	$24.29	-	-	31,744	143,165
	2012	-	-	$19.15	$18.39	-	-	33,742	188,229
	2011	-	-	$16.28	$15.61	-	-	41,502	246,335
	2010	-	-	$17.51	$16.78	-	-	57,531	313,088
	2009	-	-	$14.10	$13.50	-	-	57,786	412,379
	2008	-	-	$10.67	$10.20	-	-	68,470	479,656
	2007	-	-	$17.06	$16.30	-	-	84,234	574,067
	2006	-	-	$16.65	$15.89	-	-	106,139	661,548
	2005	-	-	$14.44	$13.76	-	-	119,185	387,915
Goldman Sachs Mid Cap Value - Service Class	2014	$17.77	$17.82	$17.90	-	654,108	22,351	18,840	-
	2013	$15.82	$15.85	$15.91	-	757,524	19,655	21,009	-
	2012	$12.04	$12.06	$12.09	-	890,256	24,712	11,689	-
	2011	$10.27	$10.28	$10.30	-	803,922	29,369	9,949	-
	2010	$11.09	$11.10	$11.11	-	192,890	7,289	7,863	-
Goldman Sachs Small Cap Equity Insights - Institutional Class	2014	-	-	$37.79	$20.33	-	-	144,599	33,789
	2013	-	-	$35.59	$19.13	-	-	177,955	39,662
	2012	-	-	$26.43	$14.19	-	-	219,999	63,837
	2011	-	-	$23.59	$12.65	-	-	276,425	88,662
	2010	-	-	$23.60	$12.64	-	-	358,473	125,315
	2009	-	-	$18.26	$9.77	-	-	459,933	168,685
	2008	-	-	$14.40	$7.70	-	-	483,385	199,378
	2007	-	-	$21.99	$11.74	-	-	297,279	241,046
	2006	-	-	$26.51	$14.15	-	-	123,404	284,771
	2005	-	-	$23.78	$12.68	-	-	118,785	157,299
Goldman Sachs Small Cap Equity Insights - Service Class	2014	-	$28.14	$18.69	-	-	9,858	906,133	-
	2013	-	$26.59	$17.64	-	-	11,162	1,072,362	-
	2012	-	$19.80	$13.12	-	-	13,276	1,271,279	-
	2011	-	$17.74	$11.75	-	-	14,473	1,439,378	-
	2010	-	$17.81	$11.78	-	-	17,009	1,684,630	-
	2009	-	$13.83	$9.14	-	-	13,577	1,884,488	-
	2008	-	-	$7.23	-	-	-	635,104	-
Goldman Sachs Strategic Growth - Institutional Class	2014	-	-	$18.01	$21.04	-	-	547,736	94,139
	2013	-	-	$15.96	$18.63	-	-	698,843	127,079
	2012	-	-	$12.14	$14.15	-	-	858,749	147,062
	2011	-	-	$10.20	$11.87	-	-	1,119,887	215,089
	2010	-	-	$10.54	$12.27	-	-	1,340,368	221,769
	2009	-	-	$9.59	$11.14	-	-	1,562,169	280,272
	2008	-	-	$6.54	$7.59	-	-	1,762,171	368,536
	2007	-	-	$11.30	$13.11	-	-	1,168,476	369,392
	2006	-	-	$10.33	$11.97	-	-	458,054	372,667
	2005	-	-	$9.58	$11.10	-	-	300,207	204,019
Goldman Sachs Strategic Growth - Service Class	2014	$17.69	$25.33	$17.37	-	853,399	126,562	230,397	-
	2013	$15.74	$22.52	$15.43	-	977,838	162,809	267,090	-
	2012	$12.02	$17.20	$11.77	-	1,118,463	187,209	312,044	-
	2011	$10.14	$14.49	$9.91	-	1,084,129	214,065	348,239	-
	2010	$10.53	$15.04	$10.27	-	300,643	214,024	393,177	-
	2009	-	$13.72	$9.36	-	-	61,591	403,980	-
	2008	-	-	$6.39	-	-	-	190,400	-
Goldman Sachs Strategic International Equity - Institutional Class	2014	-	-	$12.48	$15.16	-	-	1,001,425	107,050
	2013	-	-	$13.59	$16.50	-	-	1,159,673	138,706
	2012	-	-	$11.02	$13.36	-	-	1,407,658	172,519
	2011	-	-	$9.15	$11.09	-	-	1,675,678	236,896
	2010	-	-	$10.85	$13.13	-	-	1,905,489	270,992
	2009	-	-	$9.90	$11.97	-	-	2,164,730	331,140
	2008	-	-	$7.75	$9.36	-	-	2,323,317	398,697
	2007	-	-	$14.44	$17.42	-	-	1,197,331	449,728
	2006	-	-	$13.47	$16.24	-	-	282,122	477,699
	2005	-	-	$11.11	$13.38	-	-	146,317	244,036
Goldman Sachs Strategic International Equity - Service Class	2014	$11.94	$16.89	$9.68	-	57,331	52,395	3,302,047	-
	2013	$13.05	$18.44	$10.57	-	56,694	51,982	3,706,538	-
	2012	$10.64	$15.03	$8.60	-	50,802	59,317	4,329,562	-
	2011	$8.87	$12.53	$7.16	-	31,737	62,568	4,634,151	-
	2010	$10.55	$14.89	$8.50	-	10,852	60,694	4,659,809	-
	2009	-	$13.63	$7.78	-	-	33,791	4,597,205	-
	2008	-	-	$6.10	-	-	-	1,553,164	-
Goldman Sachs U.S. Equity Insights - Institutional Class	2014	-	-	$18.25	$20.72	-	-	54,829	79,686
	2013	-	-	$15.79	$17.91	-	-	71,491	111,918
	2012	-	-	$11.56	$13.11	-	-	88,488	145,856
	2011	-	-	$10.17	$11.52	-	-	112,011	190,510
	2010	-	-	$9.85	$11.14	-	-	138,300	250,767
	2009	-	-	$8.79	$9.93	-	-	175,077	302,189
	2008	-	-	$7.31	$8.25	-	-	229,189	369,028
	2007	-	-	$11.68	$13.17	-	-	248,973	427,944
	2006	-	-	$11.95	$13.47	-	-	234,819	455,021
	2005	-	-	$10.66	$12.00	-	-	210,784	200,413
Goldman Sachs U.S. Equity Insights - Service Class	2014	-	$26.40	$16.94	-	-	4,833	4,657	-
	2013	-	$22.91	$14.68	-	-	5,479	4,395	-
	2012	-	$16.83	$10.77	-	-	6,181	3,931	-
	2011	-	$14.86	$9.50	-	-	6,598	3,943	-
	2010	-	$14.42	$9.21	-	-	6,922	3,992	-
	2009	-	$12.91	$8.24	-	-	4,876	3,536	-
	2008	-	-	$6.86	-	-	-	492	-
Invesco V.I. American Franchise II	2014	-	$26.65	$8.70	$21.44	-	16,850	44,136	22,510
	2013	-	$24.83	$8.10	$19.94	-	23,255	67,006	24,868
	2012	-	$17.91	$5.83	$14.35	-	26,556	74,270	29,988
	2011	-	$15.92	$5.18	$12.73	-	27,908	84,331	38,003
	2010	-	$17.14	$5.57	$13.68	-	30,246	116,149	42,484
	2009	-	$14.45	$4.69	$11.51	-	23,845	137,387	69,467
	2008	-	-	$2.85	$6.99	-	-	148,712	97,415
	2007	-	-	$5.65	$13.82	-	-	138,973	96,808
	2006	-	-	$4.88	$11.92	-	-	150,151	94,937
	2005	-	-	$4.79	$11.69	-	-	138,366	70,473
Invesco V.I. American Value II	2014	$18.27	$21.19	$21.30	$21.41	25,137	7,024	16,132	6,035
	2013	$16.84	$19.51	$19.59	$19.67	29,816	6,857	25,724	6,234
	2012	$12.68	$14.68	$14.73	$14.78	33,196	5,853	10,648	1,735
	2011	$10.92	$12.64	$12.67	$12.70	6,577	4,135	5,998	1,539
	2010	$10.92	$12.64	$12.66	$12.67	627	4,052	7,883	-
	2009	-	$10.43	$10.43	$10.43	-	133	-	-
Invesco V.I. Balanced Risk Allocation II	2014	$13.53	$14.08	$14.15	$14.23	61,103	33,640	78,690	8,152
	2013	$12.91	$13.43	$13.48	$13.54	45,381	20,573	38,391	8,646
	2012	$12.84	$13.35	$13.39	$13.43	33,506	8,793	40,704	9,476
	2011	$11.71	$12.16	$12.19	$12.21	34,324	5,237	41,067	1,581
	2010	$10.67	$11.08	$11.10	$11.11	13,370	8,440	9,901	1,814
	2009	-	$10.22	$10.22	$10.22	-	46	-	-
Invesco V.I. Comstock II	2014	$27.19	$25.74	$27.81	$21.15	995,132	451,513	799,926	625,313
	2013	$25.14	$23.78	$25.67	$19.51	1,159,030	537,644	1,030,028	802,122
	2012	$18.69	$17.67	$19.05	$14.47	1,365,424	646,631	1,269,557	1,014,975
	2011	$15.85	$14.98	$16.14	$12.24	1,300,631	724,106	1,571,766	1,254,465
	2010	$16.33	$15.43	$16.60	$12.58	478,264	771,920	1,855,642	1,543,073
	2009	$14.24	$13.44	$14.45	$10.94	242,110	310,994	2,125,232	1,949,609
	2008	$11.18	-	$11.33	$8.57	295,997	-	2,237,814	2,237,126
	2007	$17.57	-	$17.77	$13.43	416,737	-	1,970,778	2,687,613
	2006	$18.14	-	$18.33	$13.83	460,601	-	1,000,081	2,920,089
	2005	$15.77	-	$15.90	$11.99	499,678	-	622,884	1,799,442
Invesco V.I. Equity and Income II	2014	$23.03	$20.51	$23.43	$20.97	690,587	450,971	935,479	437,517
	2013	$21.35	$19.01	$21.70	$19.39	789,404	542,454	1,214,606	562,472
	2012	$17.24	$15.35	$17.50	$15.62	868,323	616,117	1,436,063	699,185
	2011	$15.47	$13.76	$15.68	$13.98	830,075	678,039	1,770,333	889,733
	2010	$15.81	$14.06	$16.00	$14.25	448,883	701,949	2,141,657	1,045,007
	2009	$14.23	$12.65	$14.38	$12.80	362,794	330,010	2,490,313	1,315,823
	2008	$11.72	-	$11.82	$10.51	436,735	-	2,499,410	1,441,385
	2007	$15.29	-	$15.40	$13.68	507,843	-	2,012,720	1,697,045
	2006	$14.92	-	$15.00	$13.31	538,712	-	1,047,083	1,822,667
	2005	$13.37	-	$13.42	$11.90	553,822	-	597,471	1,084,020
Invesco V.I. Government Securities II	2014	$11.62	$10.79	$11.83	$12.19	89,949	374,463	5,659,819	93,733
	2013	$11.72	$10.47	$11.91	$12.26	116,013	408,286	6,354,115	124,735
	2012	$11.82	$10.87	$12.00	$12.34	123,176	409,583	6,249,679	154,492
	2011	$11.92	$10.72	$12.08	$12.41	138,102	421,214	6,790,468	195,915
	2010	$11.90	$10.43	$12.04	$12.36	132,732	430,325	6,507,067	199,034
	2009	$11.44	$10.02	$11.56	$11.85	200,071	310,694	6,844,159	288,236
	2008	$11.44	-	$11.54	$11.82	228,982	-	4,044,596	307,219
	2007	$11.37	-	$11.45	$11.72	165,016	-	1,741,863	374,168
	2006	$10.71	-	$10.77	$11.01	102,080	-	377,198	292,129
	2005	$10.48	-	$10.52	$10.75	78,864	-	138,907	173,824
Invesco V.I. Growth & Income II	2014	$23.53	$23.73	$24.06	$21.83	2,198,179	780,566	1,256,378	287,680
	2013	$21.58	$21.75	$22.04	$19.97	2,544,275	929,901	1,568,159	379,070
	2012	$16.27	$16.39	$16.59	$15.02	2,938,209	1,097,188	1,862,254	477,081
	2011	$14.35	$14.45	$14.61	$13.21	2,643,867	1,199,173	2,213,242	600,620
	2010	$14.81	$14.90	$15.05	$13.60	851,460	1,226,256	2,395,089	745,087
	2009	$13.31	$13.39	$13.51	$12.20	202,740	287,788	2,474,457	928,365
	2008	$10.82	-	$10.96	$9.89	252,813	-	1,924,831	1,051,068
	2007	$16.10	-	$16.29	$14.67	297,081	-	1,271,065	1,165,017
	2006	$15.84	-	$16.00	$14.40	341,878	-	651,073	1,275,271
	2005	$13.77	-	$13.89	$12.49	351,690	-	465,305	688,088
Invesco V.I. International Growth II	2014	-	$16.65	$11.74	$11.79	-	168,732	78,449	21,656
	2013	-	$16.79	$11.82	$11.85	-	196,630	78,622	16,239
	2012	-	$16.92	$10.02	$10.04	-	219,346	68,864	6,141
	2011	-	$17.06	$9.06	$9.09	-	233,077	76,957	7,287
	2010	-	$15.71	$8.33	$8.36	-	153,373	114,904	9,563
	2009	-	$14.41	$7.64	$7.65	-	113,797	117,706	10,636
	2008	-	-	$5.63	$5.64	-	-	27,383	2,659
Invesco V.I. Mid-Cap Growth II	2014	$9.70	$26.72	$9.91	$23.00	124,383	285,745	111,845	8,873
	2013	$9.09	$25.02	$9.27	$21.48	147,424	343,696	138,181	13,708
	2012	$6.71	$18.46	$6.83	$15.82	171,483	415,627	157,145	16,942
	2011	$6.06	$16.67	$6.17	$14.26	130,362	435,469	173,149	30,574
	2010	$6.74	$18.54	$6.85	$15.83	96,665	444,680	222,473	36,176
	2009	$5.34	$14.68	$5.42	$12.51	40,325	71,506	174,073	35,488
	2008	$3.45	-	$3.49	$8.05	44,842	-	105,002	21,514
	2007	$6.54	-	$6.61	$15.23	52,479	-	60,055	25,304
	2006	$5.61	-	$5.66	$13.03	61,505	-	48,800	22,986
	2005	$5.39	-	$5.43	$12.49	72,039	-	43,662	15,151
Lord Abbett Bond-Debenture VC	2014	$23.09	$17.88	$23.53	$19.86	1,687,809	1,271,657	786,790	292,707
	2013	$22.31	$17.27	$22.71	$19.15	1,869,132	1,447,399	935,603	348,085
	2012	$20.80	$16.10	$21.14	$17.81	1,859,690	1,506,078	1,013,617	451,171
	2011	$18.65	$14.42	$18.92	$15.92	1,759,685	1,648,074	1,172,890	559,509
	2010	$18.02	$13.93	$18.25	$15.35	1,012,960	1,772,356	1,352,229	695,293
	2009	$16.18	$12.50	$16.37	$13.75	815,863	964,892	1,553,625	888,191
	2008	$12.15	-	$12.27	$10.30	942,030	-	1,422,189	1,038,868
	2007	$14.86	-	$14.99	$12.56	1,212,913	-	1,441,140	1,273,971
	2006	$14.11	-	$14.21	$11.90	1,482,613	-	1,099,585	1,398,156
	2005	$13.02	-	$13.09	$10.95	1,713,428	-	1,058,577	950,106
Lord Abbett Calibrated Dividend Growth VC	2014	$26.00	$22.22	$26.46	$22.43	101,687	157,921	355,729	271,818
	2013	$23.51	$20.08	$23.89	$20.23	114,319	189,291	464,022	360,443
	2012	$18.54	$15.82	$18.81	$15.91	134,272	221,773	556,587	454,377
	2011	$16.62	$14.18	$16.84	$14.23	162,041	242,256	704,366	602,839
	2010	$16.73	$14.27	$16.93	$14.29	155,425	260,960	853,871	770,900
	2009	$14.71	$12.53	$14.85	$12.52	181,921	154,302	1,042,849	970,805
	2008	$12.02	-	$12.12	$10.21	186,272	-	1,147,449	1,135,412
	2007	$16.42	-	$16.54	$13.92	230,839	-	1,135,709	1,341,686
	2006	$16.06	-	$16.14	$13.57	229,150	-	542,562	1,394,878
	2005	$14.14	-	$14.19	$11.92	258,938	-	348,100	885,457
Lord Abbett Classic Stock VC	2014	$14.86	$20.98	$15.02	$15.12	76,539	62,808	38,429	5,480
	2013	$13.74	$19.38	$13.86	$13.94	85,709	73,844	44,392	9,771
	2012	$10.67	$15.04	$10.75	$10.80	99,744	93,417	45,233	14,160
	2011	$9.35	$13.18	$9.40	$9.44	78,612	100,662	44,816	26,523
	2010	$10.27	$14.46	$10.31	$10.34	28,947	99,790	62,982	35,042
	2009	$9.07	$12.77	$9.10	$9.11	12,314	48,543	56,422	30,586
	2008	$7.29	-	$7.30	$7.30	1,809	-	24,067	16,214
Lord Abbett Fundamental Equity VC	2014	$16.19	$18.43	$18.52	$18.62	937,193	187,533	116,764	7,503
	2013	$15.24	$17.34	$17.41	$17.49	1,061,675	220,044	122,657	8,038
	2012	$11.32	$12.87	$12.92	$12.96	1,220,387	248,115	112,871	11,361
	2011	$10.33	$11.74	$11.76	$11.79	992,657	260,609	105,888	10,600
	2010	$10.90	$12.39	$12.40	$12.42	249,814	248,629	63,914	6,672
	2009	-	$10.49	$10.49	$10.50	-	13,808	13,491	2,689
Lord Abbett Growth and Income VC	2014	$18.56	$22.15	$18.92	$18.27	752,747	332,442	767,943	438,309
	2013	$17.39	$20.74	$17.70	$17.07	901,817	398,059	1,044,294	561,252
	2012	$12.90	$15.39	$13.11	$12.64	1,100,452	471,947	1,237,336	692,810
	2011	$11.61	$13.84	$11.78	$11.34	1,208,166	501,832	1,495,351	881,488
	2010	$12.47	$14.85	$12.63	$12.15	1,232,824	516,172	1,791,262	1,077,338
	2009	$10.71	$12.75	$10.84	$10.41	1,308,511	249,315	2,078,205	1,367,582
	2008	$9.08	-	$9.18	$8.81	1,607,883	-	2,323,477	1,577,441
	2007	$14.41	-	$14.54	$13.94	2,054,249	-	2,436,080	1,802,207
	2006	$14.05	-	$14.15	$13.56	2,351,624	-	1,936,747	1,917,096
	2005	$12.09	-	$12.15	$11.63	2,628,548	-	1,701,483	1,298,865
Lord Abbett Growth Opportunities VC	2014	$26.61	$24.44	$27.08	$23.95	31,173	20,167	498,483	43,620
	2013	$25.30	$23.23	$25.71	$22.72	39,728	24,801	600,059	69,000
	2012	$18.62	$17.08	$18.89	$16.67	48,071	28,232	726,963	79,331
	2011	$16.45	$15.09	$16.67	$14.70	64,212	31,429	809,606	102,417
	2010	$18.45	$16.91	$18.66	$16.44	60,488	31,024	925,185	112,578
	2009	$15.14	$13.87	$15.29	$13.46	65,092	19,063	1,023,550	155,640
	2008	$10.49	-	$10.58	$9.30	72,876	-	520,384	197,562
	2007	$17.13	-	$17.25	$15.15	86,695	-	253,426	236,621
	2006	$14.25	-	$14.32	$12.57	102,859	-	162,518	261,956
	2005	$13.32	-	$13.37	$11.72	99,586	-	95,549	167,149
Lord Abbett International Opportunities VC	2014	$11.94	$22.14	$12.06	$12.14	72,299	75,468	1,099,591	14,807
	2013	$12.77	$23.68	$12.89	$12.96	55,533	78,019	1,251,863	14,509
	2012	$9.78	$18.13	$9.85	$9.90	53,264	92,086	1,501,506	13,516
	2011	$8.20	$15.18	$8.24	$8.27	51,776	103,200	1,627,203	13,714
	2010	$9.81	$18.15	$9.85	$9.88	14,989	107,078	1,670,865	13,867
	2009	$8.16	$15.10	$8.18	$8.20	741	46,305	1,761,839	3,604
	2008	$5.57	-	$5.57	$5.58	1,780	-	706,363	2,985
Lord Abbett Mid-Cap Stock VC	2014	$22.17	$25.71	$22.60	$21.31	327,280	65,859	1,105,291	333,807
	2013	$20.05	$23.24	$20.41	$19.23	390,006	76,995	1,384,745	429,840
	2012	$15.52	$17.98	$15.77	$14.84	478,775	85,478	1,665,512	537,685
	2011	$13.66	$15.82	$13.87	$13.04	565,992	90,752	1,968,148	693,315
	2010	$14.36	$16.61	$14.55	$13.66	628,198	99,220	2,313,111	894,478
	2009	$11.54	$13.35	$11.68	$10.96	740,333	68,117	2,747,108	1,172,205
	2008	$9.20	-	$9.29	$8.71	941,574	-	2,321,039	1,368,504
	2007	$15.29	-	$15.43	$14.44	1,235,102	-	1,798,829	1,617,690
	2006	$15.34	-	$15.45	$14.45	1,445,770	-	1,182,908	1,766,910
	2005	$13.78	-	$13.86	$12.95	1,718,782	-	979,357	1,066,079
MFS Growth - Service Shares	2014	$17.42	$25.97	$17.83	$25.28	280,044	104,487	99,740	17,172
	2013	$16.16	$24.09	$16.52	$23.40	312,923	120,847	114,641	16,239
	2012	$11.94	$17.79	$12.19	$17.24	326,100	132,516	92,524	20,058
	2011	$10.29	$15.32	$10.48	$14.82	187,477	134,733	80,128	24,199
	2010	$10.44	$15.53	$10.62	$14.99	11,854	143,176	65,070	11,676
	2009	$9.15	$13.61	$9.29	$13.11	1,759	109,208	76,024	14,036
	2008	$6.72	-	$6.82	$9.61	6,243	-	47,703	28,337
	2007	$10.85	-	$10.99	$15.47	7,924	-	72,058	29,285
	2006	$9.06	-	$9.16	$12.88	13,949	-	7,913	20,811
	2005	$8.49	-	$8.57	$12.04	17,929	-	4,102	5,067
MFS VIT II Massachusetts Investors Growth Stock - Service Shares	2014	$11.76	$24.62	$12.02	$21.32	52,657	34,329	3,256,565	4,810
	2013	$10.67	$22.33	$10.90	$19.30	51,871	38,635	4,045,811	5,343
	2012	$8.28	$17.31	$8.44	$14.93	51,426	52,537	4,711,445	6,310
	2011	$7.15	$14.96	$7.28	$12.87	46,694	54,095	5,440,779	6,151
	2010	$7.19	$15.02	$7.31	$12.90	21,066	58,205	6,379,378	7,789
	2009	$6.46	$13.50	$6.56	$11.57	4,985	33,465	6,744,641	15,584
	2008	$4.69	-	$4.75	$8.37	6,260	-	3,761,768	16,727
	2007	$7.50	-	$7.59	$13.36	5,027	-	879,590	20,367
	2006	$6.81	-	$6.88	$12.11	5,050	-	4,577	18,014
	2005	$6.41	-	$6.46	$11.35	4,671	-	21,783	14,783
MFS Investors Trust - Service Shares	2014	$17.61	$23.48	$18.02	$22.35	361,351	81,801	109,515	20,164
	2013	$16.04	$21.38	$16.39	$20.31	396,206	93,793	117,965	27,529
	2012	$12.28	$16.36	$12.53	$15.51	457,245	100,609	112,957	23,477
	2011	$10.42	$13.88	$10.62	$13.13	367,291	113,561	117,581	33,431
	2010	$10.77	$14.33	$10.96	$13.54	112,452	114,288	94,635	37,031
	2009	$9.80	$13.03	$9.95	$12.28	17,564	29,265	57,686	46,609
	2008	$7.81	-	$7.92	$9.76	19,849	-	44,036	47,845
	2007	$11.80	-	$11.95	$14.72	19,262	-	40,926	48,629
	2006	$10.82	-	$10.94	$13.46	19,654	-	30,596	48,599
	2005	$9.68	-	$9.77	$12.01	22,028	-	22,273	25,556
MFS New Discovery - Service Shares	2014	$27.78	$28.59	$28.43	$23.42	335,803	90,382	406,449	11,487
	2013	$30.28	$31.15	$30.95	$25.47	345,284	91,336	446,067	11,848
	2012	$21.63	$22.24	$22.07	$18.14	407,826	105,403	534,610	8,901
	2011	$18.04	$18.54	$18.38	$15.10	357,500	113,061	606,647	21,883
	2010	$20.33	$20.88	$20.68	$16.97	100,383	110,189	672,050	9,536
	2009	$15.08	$15.48	$15.32	$12.56	278	20,100	763,475	13,691
	2008	$9.34	-	$9.47	$7.75	231	-	321,357	12,768
	2007	$15.57	-	$15.77	$12.90	55	-	6,234	21,749
	2006	$15.36	-	$15.53	$12.69	56	-	3,332	20,083
	2005	$13.72	-	$13.85	$11.31	56	-	1,586	2,904
MFS Research - Service Shares	2014	$18.38	$24.73	$18.81	$23.30	26,287	10,610	36,739	7,465
	2013	$16.87	$22.68	$17.23	$21.32	30,206	11,068	36,671	10,400
	2012	$12.89	$17.32	$13.15	$16.25	30,641	11,436	41,297	17,108
	2011	$11.12	$14.93	$11.33	$13.99	29,661	14,170	40,923	11,347
	2010	$11.29	$15.16	$11.49	$14.17	21,848	15,765	42,122	10,447
	2009	$9.85	$13.21	$10.00	$12.33	3,250	7,959	39,956	10,830
	2008	$7.63	-	$7.74	$9.52	3,269	-	30,013	14,079
	2007	$12.07	-	$12.22	$15.03	3,693	-	13,655	8,277
	2006	$10.78	-	$10.90	$13.39	3,770	-	5,159	8,382
	2005	$9.87	-	$9.96	$12.22	4,008	-	1,652	1,838
MFS Total Return Bond - Service Shares	2014	$11.95	$12.29	$12.35	$12.42	6,864,745	1,724,596	806,108	86,828
	2013	$11.41	$11.73	$11.78	$11.83	7,390,763	1,898,711	817,428	108,430
	2012	$11.66	$11.98	$12.02	$12.05	6,916,224	1,834,954	729,913	102,301
	2011	$10.98	$11.28	$11.30	$11.33	5,771,945	1,865,883	654,680	85,325
	2010	$10.40	$10.68	$10.69	$10.70	1,556,581	1,947,225	321,421	54,842
	2009	-	$10.04	$10.04	$10.04	-	153,472	36,871	3,796
MFS Total Return - Service Shares	2014	$21.77	$18.30	$22.28	$18.09	214,144	447,031	644,516	292,531
	2013	$20.28	$17.05	$20.73	$16.82	248,390	512,937	803,397	391,265
	2012	$17.23	$14.47	$17.58	$14.25	287,223	587,906	942,640	499,582
	2011	$15.66	$13.15	$15.96	$12.92	284,159	650,228	1,141,752	618,842
	2010	$15.55	$13.05	$15.82	$12.80	221,045	706,313	1,374,496	793,968
	2009	$14.30	$12.00	$14.53	$11.74	197,882	464,391	1,569,379	980,254
	2008	$12.26	-	$12.43	$10.03	211,317	-	1,437,137	1,097,770
	2007	$15.91	-	$16.11	$13.00	260,018	-	1,036,032	1,303,581
	2006	$15.44	-	$15.61	$12.58	280,649	-	543,852	1,372,379
	2005	$13.95	-	$14.09	$11.34	308,998	-	352,149	744,323
MFS Utilities - Service Shares	2014	$35.35	$24.31	$36.18	$35.78	95,958	77,407	51,449	13,090
	2013	$31.70	$21.79	$32.40	$32.01	113,964	94,856	71,190	21,168
	2012	$26.60	$18.27	$27.14	$26.79	129,009	110,399	71,207	24,036
	2011	$23.70	$16.27	$24.14	$23.80	102,079	121,961	95,289	44,481
	2010	$22.44	$15.40	$22.83	$22.48	38,716	132,210	103,626	48,082
	2009	$19.94	$13.67	$20.25	$19.93	2,651	69,378	99,332	51,679
	2008	$15.13	-	$15.35	$15.09	2,667	-	89,988	65,827
	2007	$24.54	-	$24.85	$24.41	14,868	-	90,380	73,005
	2006	$19.41	-	$19.62	$19.25	16,332	-	34,321	58,719
	2005	$14.94	-	$15.09	$14.79	7,557	-	30,562	20,913
MFS Value - Service Shares	2014	$17.47	$19.24	$19.34	$19.44	2,858,718	683,928	331,088	43,038
	2013	$15.99	$17.60	$17.67	$17.75	3,328,843	807,922	373,180	51,542
	2012	$11.89	$13.08	$13.12	$13.17	3,882,825	970,490	387,974	59,954
	2011	$10.35	$11.38	$11.41	$11.43	3,480,419	1,060,386	368,250	60,940
	2010	$10.49	$11.53	$11.54	$11.55	898,420	1,096,896	184,030	38,866
	2009	-	$10.45	$10.45	$10.45	-	91,751	20,809	4,626
OppenheimerFunds Capital Appreciation - Service Shares	2014	$18.27	$23.85	$18.70	$18.72	74,273	32,891	1,076,787	32,864
	2013	$16.01	$20.88	$16.36	$16.35	70,209	40,219	1,387,730	40,404
	2012	$12.47	$16.26	$12.73	$12.71	80,771	46,655	1,582,986	49,488
	2011	$11.06	$14.41	$11.26	$11.24	70,674	51,467	1,790,563	68,176
	2010	$11.31	$14.72	$11.50	$11.46	43,487	55,637	2,024,289	80,155
	2009	$10.45	$13.60	$10.61	$10.57	40,880	29,109	2,133,885	113,222
	2008	$7.31	-	$7.41	$7.37	45,085	-	890,339	136,708
	2007	$13.57	-	$13.74	$13.65	52,509	-	173,251	134,023
	2006	$12.02	-	$12.15	$12.06	59,719	-	122,827	146,922
	2005	$11.26	-	$11.36	$11.27	66,858	-	35,060	75,595
OppenheimerFunds Discovery Mid Cap Growth - Service Shares	2014	-	$26.87	$15.16	$18.82	-	3,374	14,547	5,914
	2013	-	$25.67	$14.47	$17.94	-	4,206	16,067	5,891
	2012	-	$19.08	$10.74	$13.31	-	6,987	14,667	5,904
	2011	-	$16.56	$9.32	$11.53	-	10,513	14,466	8,844
	2010	-	$16.55	$9.30	$11.50	-	13,297	23,716	4,752
	2009	-	$13.12	$7.37	$9.10	-	13,368	27,102	7,556
	2008	-	-	$5.61	$6.92	-	-	24,356	8,548
	2007	-	-	$11.12	$13.71	-	-	19,884	9,290
	2006	-	-	$10.56	$13.01	-	-	5,109	9,473
	2005	-	-	$10.36	$12.74	-	-	1,701	7,251
OppenheimerFunds Global Fund - Service Shares	2014	$28.66	$22.45	$29.33	$21.77	1,780,132	663,094	340,228	188,139
	2013	$28.32	$22.18	$28.94	$21.46	1,994,094	769,871	402,347	265,701
	2012	$22.49	$17.60	$22.95	$17.00	2,312,750	918,448	454,382	344,420
	2011	$18.76	$14.67	$19.11	$14.14	2,026,345	980,822	495,251	416,019
	2010	$20.68	$16.17	$21.04	$15.55	540,778	974,485	448,905	487,727
	2009	$18.03	$14.09	$18.31	$13.52	45,123	150,023	409,133	596,922
	2008	$13.05	-	$13.23	$9.76	46,228	-	422,651	683,034
	2007	$22.05	-	$22.33	$16.46	49,547	-	351,986	816,777
	2006	$20.97	-	$21.20	$15.61	48,253	-	117,020	853,030
	2005	$18.02	-	$18.19	$13.38	44,034	-	32,073	323,047
OppenheimerFunds Global Strategic Income - Service Shares	2014	$21.76	$16.02	$22.27	$16.71	1,551,238	1,158,410	2,069,878	99,927
	2013	$21.41	$16.15	$21.88	$16.41	1,650,623	1,297,733	2,370,145	122,861
	2012	$21.68	$16.28	$22.12	$16.57	1,580,547	1,272,764	2,328,365	140,905
	2011	$19.32	$14.57	$19.68	$14.73	1,355,220	1,346,279	2,661,573	205,279
	2010	$19.36	$15.08	$19.69	$14.72	375,833	1,408,347	2,947,948	263,468
	2009	$17.01	$13.28	$17.28	$12.91	56,027	645,029	3,212,182	319,990
	2008	$14.49	-	$14.70	$10.96	56,686	-	1,830,709	408,862
	2007	$17.09	-	$17.31	$12.90	73,879	-	832,880	425,153
	2006	$15.74	-	$15.91	$11.90	81,201	-	242,893	483,606
	2005	$14.80	-	$14.94	$11.11	89,695	-	130,133	256,094
OppenheimerFunds Main Street - Service Shares	2014	$17.09	$24.41	$17.49	$20.08	42,300	19,952	35,598	19,237
	2013	$15.61	$22.29	$15.95	$18.30	58,816	24,996	39,104	31,498
	2012	$11.98	$17.10	$12.22	$14.00	49,571	29,901	43,599	33,221
	2011	$10.36	$14.78	$10.56	$12.08	36,427	33,960	58,907	43,115
	2010	$10.48	$14.95	$10.66	$12.19	27,334	42,554	65,914	53,867
	2009	$9.13	$13.01	$9.27	$10.59	12,593	30,169	70,422	73,925
	2008	$7.19	-	$7.30	$8.32	6,733	-	75,239	74,173
	2007	$11.82	-	$11.97	$13.64	12,044	-	71,161	80,971
	2006	$11.43	-	$11.55	$13.16	12,135	-	30,059	104,099
	2005	$10.04	-	$10.14	$11.53	12,419	-	24,843	46,093
OppenheimerFunds Money Fund	2014	$1.19	$9.57	$1.21	$11.02	4,445,462	95,371	3,470,570	85,368
	2013	$1.20	$9.64	$1.22	$11.09	4,567,675	210,581	5,107,518	195,410
	2012	$1.21	$9.72	$1.23	$11.15	4,480,964	215,475	5,679,131	246,149
	2011	$1.22	$9.80	$1.24	$11.22	3,093,100	161,687	5,323,498	103,968
	2010	$1.23	$9.88	$1.25	$11.28	1,600,194	90,829	4,404,488	241,492
	2009	$1.24	$9.95	$1.26	$11.35	1,928,925	25,439	5,096,390	288,838
	2008	$1.24	-	$1.26	$11.38	2,295,893	-	6,128,516	364,138
	2007	$1.22	-	$1.23	$11.14	367,182	-	1,438,185	399,082
	2006	$1.17	-	$1.18	$10.68	140,823	-	288,700	375,103
	2005	$1.13	-	$1.14	$10.26	300,948	-	189,253	-
PIMCO VIT Long-Term US Government Advisor Class	2014	$15.11	$14.49	$14.57	$14.64	32,816	7,305	14,091	301
	2013	$12.30	$11.79	$11.84	$11.89	34,818	7,851	11,730	242
	2012	$14.27	$13.67	$13.71	$13.76	43,142	9,470	10,394	2,725
	2011	$13.79	$13.21	$13.24	$13.27	44,555	10,626	9,982	2,858
	2010	$10.89	$10.42	$10.44	$10.45	13,380	6,422	21,136	915
	2009	-	$9.42	$9.43	$9.43	-	2,373	861	-
PIMCO VIT Low Duration Advisor Class	2014	$10.63	$10.95	$11.00	$11.06	526,083	91,900	194,314	39,310
	2013	$10.64	$10.95	$11.00	$11.04	534,901	87,450	183,232	72,269
	2012	$10.76	$11.07	$11.10	$11.14	491,121	90,306	122,778	55,011
	2011	$10.26	$10.55	$10.57	$10.60	378,339	87,797	92,473	14,234
	2010	$10.24	$10.53	$10.54	$10.55	103,030	73,520	49,824	14,606
	2009	-	$10.09	$10.09	$10.09	-	6,305	-	1,612
PIMCO VIT Real Return Advisor Class	2014	$11.53	$11.90	$11.96	$12.03	1,921,911	347,133	132,685	11,084
	2013	$11.30	$11.65	$11.70	$11.75	2,034,318	370,986	152,775	10,527
	2012	$12.56	$12.95	$12.99	$13.03	1,824,593	321,934	138,773	8,991
	2011	$11.66	$12.01	$12.04	$12.07	1,519,510	335,334	148,206	5,631
	2010	$10.54	$10.86	$10.87	$10.88	383,984	322,485	97,545	2,394
	2009	-	$10.13	$10.13	$10.14	-	29,759	9,656	2,794
PIMCO VIT Short-Term Advisor Class	2014	$10.12	$10.23	$10.29	$10.34	422,637	84,753	151,844	9,394
	2013	$10.15	$10.25	$10.30	$10.34	433,153	78,262	144,120	13,245
	2012	$10.19	$10.29	$10.32	$10.36	380,543	78,225	98,311	18,630
	2011	$10.01	$10.10	$10.12	$10.15	264,725	71,271	89,769	16,891
	2010	$10.05	$10.14	$10.15	$10.17	66,668	67,765	52,060	11,444
	2009	-	$10.02	$10.02	$10.03	-	4,285	1,262	1,616
PIMCO VIT Total Return Advisor Class	2014	$11.69	$12.01	$12.07	$12.14	8,112,158	2,104,579	844,020	93,553
	2013	$11.32	$11.62	$11.67	$11.72	8,757,403	2,432,818	983,485	108,430
	2012	$11.66	$11.96	$12.00	$12.04	8,402,109	2,269,356	958,436	128,708
	2011	$10.74	$11.01	$11.04	$11.06	7,056,994	2,372,831	972,829	111,582
	2010	$10.46	$10.73	$10.74	$10.75	1,896,691	2,362,828	582,585	76,292
	2009	-	$10.01	$10.01	$10.02	-	197,703	58,757	10,275
Royce Capital Micro-Cap - Service Class	2014	$12.60	$14.50	$14.57	$14.65	197,411	16,106	16,946	471
	2013	$13.21	$15.20	$15.26	$15.33	207,054	21,609	20,406	471
	2012	$11.05	$12.70	$12.74	$12.78	237,137	33,554	19,066	-
	2011	$10.37	$11.91	$11.94	$11.96	199,441	32,430	16,903	21,547
	2010	$11.92	$13.68	$13.70	$13.72	41,374	22,324	8,548	3,219
	2009	-	$10.62	$10.62	$10.62	-	11,027	1,735	-
Royce Capital Small-Cap - Service Class	2014	$15.98	$17.83	$17.92	$18.02	908,774	158,368	74,997	3,537
	2013	$15.66	$17.46	$17.53	$17.61	991,884	178,534	87,166	3,576
	2012	$11.75	$13.09	$13.13	$13.18	1,161,633	208,940	81,922	3,306
	2011	$10.56	$11.76	$11.79	$11.81	967,445	218,356	78,169	22,619
	2010	$11.04	$12.29	$12.31	$12.32	232,810	199,872	51,200	2,339
	2009	-	$10.30	$10.31	$10.31	-	22,356	6,822	1,427
UIF Global Real Estate II	2014	$13.08	$23.81	$13.21	$13.30	60,350	8,883	25,976	8,951
	2013	$11.59	$21.08	$11.69	$11.76	67,545	11,266	29,959	7,380
	2012	$11.39	$20.70	$11.47	$11.52	62,838	11,060	30,308	5,083
	2011	$8.84	$16.06	$8.89	$8.92	57,587	12,332	32,043	6,394
	2010	$9.92	$18.02	$9.96	$9.99	10,336	10,443	27,986	3,970
	2009	$8.18	$14.85	$8.20	$8.22	1,263	4,071	15,961	-
	2008	$5.83	-	$5.84	$5.84	-	-	8,373	-
Van Kampen LIT Enterprise II	2014	-	-	-	-	-	-	-	-
	2013	-	-	-	-	-	-	-	-
	2012	-	-	-	-	-	-	-	-
	2011	-	-	-	-	-	-	-	-
	2010	-	-	-	-	-	-	-	-
	2009	-	-	-	-	-	-	-	-
	2008	-	-	$3.99	$7.75	-	-	121,279	94,671
	2007	-	-	$7.05	$13.69	-	-	137,333	102,805
	2006	-	-	$6.32	$12.25	-	-	127,127	115,393
	2005	-	-	$5.96	$11.54	-	-	109,472	72,881
APPENDIX D

EXAMPLE OF SECUREPAY RIDER WITH THE SECUREPAY ADVANTAGE BENEFIT

For Contract Owners Who Purchased the Rider On or After May 1, 2009

The purpose of the following example is to demonstrate the operation of the SecurePay Rider with the SecurePay Advantage Benefit (the "SecurePay Rider") for Contract Owners who purchased the rider on or after May 1, 2009. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

ASSUMPTIONS:

  Joe, 60 years old on the Effective Date
  Purchased the SecurePay Rider with the SecurePay Advantage Benefit at time of Contract Purchase and after May 1, 2009
  Elected Single Life Coverage
  Began making SecurePay Withdrawals 11 years after the Rider Effective Date
  Because Joe was 71 on the Benefit Election Date, he received the 5% Maximum Withdrawal Percentage
Contract Year	Purchase Payments	Net Withdrawals	Maximum Available	Hypothetical Contract Value	SecurePay Roll-Up Value	Benefit Base	Annual Withdrawal Amount	Annual Withdrawal Amount Balance
At issue	100,000	N/A		100,000	100,000(A)	100,000(A)	—	—
1	50,000(B)	—		153,975	155,000(C)	155,000(D)	—	—
2	—	—		161,676	162,750(E)	162,750(F)	—	—
3	25,000(G)	—		209,964	170,888(H)	184,964(I)	—	—
4	—	—		208,164	194,212	194,212(J)	—	—
5	—	—		246,037	203,923	221,037(K)	—	—
6	15,000	—		249,536	232,089	232,089(L)	—	—
7	—	—		296,018	243,693	256,018(M)	—	—
8	—	10,000		288,172(N)	259,804(O)	259,804(P)	—	—
9	—	—		312,085	272,794	272,794(Q)	—	—
10	—	—		324,517	286,434	286,434(R)	—	—
11	—	14,322	14,322(S)	313,603	N/A(T)	286,434	14,322	—
12	—	14,322	14,322(S)	325,976	N/A	286,434	14,322	—
13	—	14,322	14,322(S)	323,091	N/A	286,434	14,322	—
14	—	5,000	14,322(U)	359,462	N/A	319,462(U)	14,322	9,322(U)
15	—	15,973	15,973(V)	355,423	N/A	319,462	15,973	—
16	—	15,973	15,973(V)	348,558	N/A	319,462	15,973	—
17	—	15,973	15,973(V)	334,053	N/A	319,462	15,973	—

(A) The initial Benefit Base is equal to the initial Purchase Payment of $100,000

(B) The $50,000 Purchase Payment is made six months following the Contract Effective Date and is added to the current Benefit Base of $100,000 at that time. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

(C) The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($150,000) plus 5% of the Benefit Base on the previous contract anniversary (5% of $100,000).

(D) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-Up Value (max of $150,000, $153,975, and $155,000, respectively).

(E) The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($155,000) plus 5% of the Benefit Base on the previous contract anniversary (5% of $155,000).

(F) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-Up Value (max of $155,000, $161,676, and $162,750, respectively).

(G) The $25,000 Purchase Payment is not added to the current Benefit Base because it is made more than 2 years after the Rider Effective Date.

(H) The SecurePay Roll-Up Value is equal to the most recently calculated Benefit Base ($162,750) plus 5% of the Benefit Base on the previous contract anniversary (5% of $162,750).

(I) The SecurePay Roll-Up Value ($170,888) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($209,964 – $25,000).

(J) The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $183,164 ($208,164 – $25,000).

(K) The SecurePay Roll-Up Value ($203,923) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($246,037 – $25,000).

(L) The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $209,536 ($249,536 – $40,000).

(M) The SecurePay Roll-Up Value ($243,693) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($296,018 – $40,000).

(N) The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal]/$298,172 [Contract Value before withdrawal] = 0.034. The new Benefit Base is $247,432 ($256,018 – ($256,018 * ($10,000/$298,172))).

(O) The Roll-Up Guaranteed increase is also reduced in the same proportion of the Benefit Base (.05 * $256,018 * (1 – .034)) to $12,372. The Roll-Up Value is then calculated by adding the adjusted Roll-Up Guaranteed amount to the adjusted Benefit Base ($247,432 + $12,372).

(P) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value ($288,172 – $40,000) and the SecurePay Roll-Up Value ($259,804).

(Q) The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $272,085 ($312,085 – $40,000).

(R) The recalculated Benefit Base is equal to the SecurePay Roll-Up Value since it is higher than the SecurePay Anniversary Value of $284,517 ($324,517 – $40,000).

(S) For the next three years, Joe takes the full Annual Withdrawal Amount of $14,322 (.05 * $286,434)

(T) Since 10 contract anniversaries have elapsed since rider purchase, the Roll-Up Period stops.

(U) In year 14, Joe only takes $5,000 of the available $14,322. Please note that the $9,322 is not carried over to the next year. The Benefit Base steps up to the Anniversary Value of $319,462 ($359,462 – $40,000)

(V) For the last three years, Joe takes the full Annual Withdrawal Amount of $15,973 (.05 * $319,462)

Example of SecurePay Rider (without the SecurePay Advantage Benefit)

For Contract Owners Who Purchased the Rider On or After May 1, 2009

The purpose of the following example is to demonstrate the operation of SecurePay ("SecurePay Rider") without the SecurePay Advantage Benefit for Contract Owners who purchased the rider on or after May 1, 2009. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

ASSUMPTIONS:

  Joe, 60 years old on the Effective Date
  Purchased the SecurePay Rider at time of Contract Purchase and after May 1, 2009
  Elected Single Life Coverage
  Began making SecurePay Withdrawals 11 years after the Rider Effective Date
  He received the 5% Maximum Withdrawal Percentage
Contract Year	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	Benefit Base	Annual Withdrawal Amount	Annual Withdrawal Amount Balance
At issue	100,000	N/A	100,000	100,000(A)	0	0
1	50,000(B)	0	153,975	153,975(C)	0	0
2	0	0	161,676	161,676(D)	0	0
3	25,000(E)	0	210,964	185,964(F)	0	0
4	0	0	208,164	185,964(G)	0	0
5	0	0	246,037	221,037(H)	0	0
6	15,000(I)	0	249,536	221,037(J)	0	0
7	0	0	290,987	250,987(K)	0	0
8	0	10,000(L)	288,172	248,172(M)	0	0
9	0	0	312,085	272,085(N)	0	0
10	0	0	337,317	297,317(O)	0	0
11	0	14,866(P)	313,603	297,317	14,866	0
12	0	14,866(P)	329,576	297,317	14,866	0
13	0	14,866(P)	333,375	297,317	14,866	0
14	0	5,000(Q)	359,462	319,462(Q)	14,866	9,866(Q)
15	0	15,973(R)	355,423	319,462	15,973	0
16	0	15,973(R)	348,558	319,462	15,973	0
17	0	15,973(R)	334,053	319,462	15,973	0

(A) The initial Benefit Base is equal to the initial Purchase Payment of $100,000.

(B) The $50,000 Purchase Payment is added to the current Benefit Base of $100,000. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

(C) The Benefit Base of $150,000 is compared to the Anniversary Value of $153,975. The Benefit Base steps up to $153,975.

(D) The Benefit Base steps up to the Anniversary Value of $161,676.

(E) The $25,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Effective Date.

(F) The Anniversary Value equals $185,964 ($210,964 – $25,000). The Benefit Base steps up to $185,964, since that is greater than the current Benefit Base of $161,676.

(G) The Benefit Base remains at $185,964 since the Anniversary Value is less ($208,164 – $25,000 = 183,164).

(H) The Benefit Base steps up to the Anniversary Value of $221,037 ($246,037 – $25,000).

(I) The $15,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Effective Date.

(J) The Benefit Base remains at $221,037 since the Anniversary Value is less ($249,536 – $40,000 = $209,536).

(K) The Benefit Base steps up to the Anniversary Value of $250,987 ($290,987 – $40,000).

(L) The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal] /$298,172 [Contract Value before withdrawal] = 0.034). The new Benefit Base is $242,569 ($250,987 – ($250,987 * ($10,000/$298,172))).

(M) The Benefit Base steps up to the Anniversary Value of $248,172 ($288,172 – $40,000).

(N) The Benefit Base steps up to the Anniversary Value of $272,085 ($312,085 – $40,000).

(O) The Benefit Base steps up to the Anniversary Value of $297,317 ($337,317 – $40,000).

(P) For the next three years, Joe takes the full Annual Withdrawal Amount of $14,866 (.05 x $297,317).

(Q) In year 14, Joe only takes $5,000 of the available $14,866. Please note that the $9,866 is not carried over to the next year. The Benefit Base steps up to the Anniversary Value of $319,462 ($359,462 – $40,000).

(R) For the last three years, Joe takes the full Annual Withdrawal Amount of $15,973 (.05 x $319,462).

APPENDIX E

THE SECUREPAY R72 BENEFIT (NOT AVAILABLE ON OR AFTER MAY 1, 2009)

If you purchased the SecurePay rider prior to May 1, 2009 and your Contract on or after May 1, 2008, we offered the rider by itself or, for an increased SecurePay Fee, with the optional SecurePay R72 Benefit that could be selected at the time you purchased the rider (but not after purchase).

As of May 1, 2009, the SecurePay R72 Benefit is no longer available with the purchase of the SecurePay rider, even if you purchased your Contract prior to May 1, 2009 and you purchase the rider on or after May 1, 2009 by exercising the RightTime option.

The following describes the SecurePay R72 Benefit for those Owners who purchased it with their SecurePay rider prior to May 1, 2009. If you selected the SecurePay R72 Benefit, you may not cancel it. This feature will terminate when your SecurePay rider terminates (if not sooner). All of the terms and conditions of the rider apply in addition to the specific terms and conditions of the benefit. Please see "Guaranteed Lifetime Withdrawal Benefit ("SecurePay") With RightTime Option" in the prospectus. For hypothetical examples of the SecurePay rider issued before May 1, 2009, please see Appendix F and Appendix G in this prospectus.

SecurePay R72 Benefit (not available on or after May 1, 2009)

This benefit was designed to provide for potential increases in your Benefit Base of up to 7.2% each Contract Anniversary during a specified period ("Roll-up Period"), even if your Contract Value has not increased.

If you purchased the SecurePay R72 Benefit, then we will apply a Maximum Withdrawal Percentage based on the age bands set forth in the following chart:

Age of (Younger) Covered Person(s) on Benefit Election Date	Maximum Withdrawal Percentage
59 1/2 through 74 (SecurePay for two spouses)	4.5%
59 1/2 through 74 (SecurePay for one person)	5.0%
75 and older (SecurePay for two spouses)	5.5%
75 and older (SecurePay for one person)	6.0%

Note: This means that if you selected the SecurePay R72 Benefit, then we will not increase your Maximum Withdrawal Percentage by 1%, even if 10 or more years elapse between the Benefit Election Date and the Rider Effective Date.

Under the SecurePay R72 Benefit, we will recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period to equal the greatest of:

  the Benefit Base on that Contract Anniversary;
  the SecurePay Anniversary Value on that Contract Anniversary (as described above); or
  the SecurePay Roll-up Value, which is equal to:
    the most recently calculated Benefit Base prior to that Contract Anniversary; plus
    7.2% of the Benefit Base on the previous Contract Anniversary (the "roll-up" amount), reduced proportionately for partial surrenders made since that anniversary. This means that we will reduce the "roll-up" amount for each partial surrender made since the previous Contract Anniversary in the same proportion that each partial surrender reduced the Contract Value as of the date we processed the partial surrender request.

Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than 7.2% each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base.

When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Effective Date, we will apply the 7.2% to the Benefit Base on the Rider Effective Date to determine the "roll-up" amount, and then reduce the "roll-up" amount proportionately for partial surrenders made since the Rider Effective Date. We will then add the reduced "roll-up" amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value. The Benefit Base can never be greater than $5 million.

Example: Assume on the Rider Effective Date your Benefit Base is $100,000. Three months later, assume your Contract Value is $103,000 and you take a partial surrender of $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the partial surrender, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or partial surrenders.

On the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 7.2% of the Benefit Base on the previous Contract Anniversary (the Rider Effective Date), reduced proportionately for partial surrenders made since that anniversary. The Benefit Base on the Rider Effective Date was $100,000, and 7.2% of $100,000 = $7,200. However, because a partial surrender was made during the year, we will reduce this "roll-up" amount in the same proportion that the partial surrender reduced the Contract Value, which was 10%. Because 10% of the "roll-up" amount is $720, the reduced "roll-up" amount is $6,480 ($7,200 – $720). We then calculate the SecurePay Roll-up Value by adding the "roll-up" amount of $6,480 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $96,480.

We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:

  the Benefit Base on that Contract Anniversary ($90,000);
  the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or
  the SecurePay Roll-up Value ($96,480)

We will set your Benefit Base equal to $96,480 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.

Note: Partial surrenders could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the partial surrender. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000. Assuming that you do not make any additional Purchase Payments or partial surrenders, the SecurePay Roll-up Value on the next Contract Anniversary would be $107,200 ($100,000 + $7,200 (the 7.2% "roll-up" amount)).

Assume instead, however, that during the Contract Year you make a partial surrender of $45,000 and your Contract Value at that time is $90,000 (i.e., the partial surrender is 50% of your Contract Value). Both the Benefit Base and the "roll-up" amount are also reduced by 50%, to $50,000 and $3,600, respectively. This would result in a SecurePay Roll-up Value of $53,600 on the next Contract Anniversary ($50,000 + $3,600), rather than $107,200. Thus, the $45,000 partial surrender would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $53,600 ($107,200 – $53,600).

The Roll-up Period begins on the Rider Effective Date and ends on the earliest of:

  the 10th Contract Anniversary following the later of: (a) the Rider Effective Date; or (b) the most recent date that we reset the Roll-up Period;
  the Benefit Election Date; or
  the date the SecurePay rider terminates (see "Terminating the SecurePay Rider").

If the Roll-up Period ends, the SecurePay R72 Benefit may not terminate. The SecurePay R72 Benefit will only end upon termination of the SecurePay rider. We will continue to assess the increased SecurePay Fee until the SecurePay rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.

Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the increased SecurePay Fee until termination of the SecurePay Rider. We also will assess the increased SecurePay Fee during times when the Roll-up Period has expired.

Note: Once you establish your Benefit Election Date, you will no longer receive any additional value from the SecurePay R72 Benefit. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See "Beginning Your SecurePay Withdrawals." You should carefully weigh the advantages of the SecurePay R72 Benefit with the disadvantages of delaying taking SecurePay Withdrawals.

If at any time before the Benefit Election Date we increase the Benefit Base to equal the SecurePay Anniversary Value, we will reset the Roll-up Period. This is true even if the previous Roll-up Period has expired. We will reset the Roll-up Period for an additional ten years, although any reset will end on the Benefit Election Date (or upon termination of the SecurePay Rider).

Example: Assume you purchase a Contract on May 1, 2008. If you do not establish the Benefit Election Date during the next 10 years, the Roll-up Period would expire on May 1, 2018. If, however, at any time during the Roll-up Period we increase the Benefit Base to equal the SecurePay Anniversary Value, the Roll-up Period will be reset. In this example, if the Roll-up Period is reset on May 1, 2012, the new Roll-up Period would expire on May 1, 2022. Similarly, if you have still not established the Benefit Election Date and the Benefit Base is again increased to equal the SecurePay Anniversary Value on May 1, 2025, we would once again reset the Roll-up Period to begin on May 1, 2025 and expire on May 1, 2035.

In this example, because there is no Roll-up Period between May 1, 2022 and May 1, 2025, we would not include the SecurePay Roll-up Value in the calculation of the Benefit Base during this time.

APPENDIX F

EXAMPLE OF SECUREPAY RIDER (WITHOUT THE SECUREPAY R72 BENEFIT)FOR CONTRACT OWNERS WHO PURCHASED THE RIDER BEFORE MAY 1, 2009

The purpose of the following example is to demonstrate the operation of SecurePay ("SecurePay Rider") without the SecurePay R72 Benefit for Contract Owners who purchased the rider before May 1, 2009. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

ASSUMPTIONS:

  Joe, 55 years old on the Effective Date
  Purchased the SecurePay Rider at time of Contract Purchase and prior to May 1, 2009
  Elected Single Life Coverage
  Began making SecurePay Withdrawals 11 years after the Rider Effective Date
  Because the Benefit Election Date was 11 years after the Rider Effective Date and Joe was 66 on that date, he received the 6% Maximum Withdrawal Percentage
Contract Year	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	Benefit Base	Annual Withdrawal Amount	Annual Withdrawal Amount Balance
At issue	100,000	N/A	100,000	100,000(A)	0	0
1	50,000(B)	0	153,975	153,975(C)	0	0
2	0	0	161,676	161,676(D)	0	0
3	25,000(E)	0	210,964	185,964(F)	0	0
4	0	0	208,164	185,964(G)	0	0
5	0	0	246,037	221,037(H)	0	0
6	15,000(I)	0	249,536	221,037(J)	0	0
7	0	0	290,987	250,987(K)	0	0
8	0	10,000(L)	288,172	248,172(M)	0	0
9	0	0	312,085	272,085(N)	0	0
10	0	0	337,317	297,317(O)	0	0
11	0	17,839(P)	313,603	297,317	17,839	0
12	0	17,839(P)	329,576	297,317	17,839	0
13	0	17,839(P)	333,375	297,317	17,839	0
14	0	5,000(Q)	359,462	319,462(Q)	17,839	12,839(Q)
15	0	19,167(R)	355,423	319,462	19,167	0
16	0	19,167(R)	348,558	319,462	19,167	0
17	0	19,167(R)	334,053	319,462	19,167	0

(A) The initial Benefit Base is equal to the initial Purchase Payment of $100,000.

(B) The $50,000 Purchase Payment is added to the current Benefit Base of $100,000. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

(C) The Benefit Base of $150,000 is compared to the Anniversary Value of $153,975. The Benefit Base steps up to $153,975.

(D) The Benefit Base steps up to the Anniversary Value of $161,676.

(E) The $25,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Effective Date.

(F) The Anniversary Value equals $185,964 ($210,964 – $25,000). The Benefit Base steps up to $185,964, since that is greater than the current Benefit Base of $161,676.

(G) The Benefit Base remains at $185,964 since the Anniversary Value is less ($208,164 – $25,000 = 183,164).

(H) The Benefit Base steps up to the Anniversary Value of $221,037 ($246,037 – $25,000).

(I) The $15,000 Purchase Payment does not get added to the current Benefit Base, because it is made more than 2 years after the Rider Effective Date.

(J) The Benefit Base remains at $221,037 since the Anniversary Value is less ($249,536 – $40,000 = $209,536).

(K) The Benefit Base steps up to the Anniversary Value of $250,987 ($290,987 – $40,000).

(L) The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal] /$298,172 [Contract Value before withdrawal] = 0.034). The new Benefit Base is $242,569 ($250,987 – ($250,987 * ($10,000/$298,172))).

(M) The Benefit Base steps up to the Anniversary Value of $248,172 ($288,172 – $40,000).

(N) The Benefit Base steps up to the Anniversary Value of $272,085 ($312,085 – $40,000).

(O) The Benefit Base steps up to the Anniversary Value of $297,317 ($337,317 – $40,000).

(P) For the next three years, Joe takes the full Annual Withdrawal Amount of $17,839 (.06 x $297,317).

(Q) In year 14, Joe only takes $5,000 of the available $17,839. Please note that the $12,839 is not carried over to the next year. The Benefit Base steps up to the Anniversary Value of $319,462 ($359,462 – $40,000).

(R) For the last three years, Joe takes the full Annual Withdrawal Amount of $19,167 (.06 x $319,462).

APPENDIX G

EXAMPLE OF SECUREPAY RIDER WITH THE SECUREPAY R72 BENEFITFOR CONTRACT OWNERS WHO PURCHASED THE RIDER BEFORE MAY 1, 2009

The purpose of the following example is to demonstrate the operation of the SecurePay Rider with the SecurePay R72 Benefit ("SecurePay Rider") for Contract Owners who purchased the rider before May 1, 2009. The example is based on hypothetical Contract Values and transactions and assumes hypothetical positive and negative investment performance of the Separate Account. The example is not representative of past or future performance and is not intended to project or predict performance. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges.

ASSUMPTIONS:

  Joe, 55 years old on the Effective Date
  Purchased the SecurePay Rider with the SecurePay R72 Benefit at time of Contract Purchase and prior to May 1, 2009
  Elected Single Life Coverage
  Began making SecurePay Withdrawals 11 years after the Rider Effective Date
  Because Joe was 66 on the Benefit Election Date, he received the 5% Maximum Withdrawal Percentage
Contract Year	Purchase Payments	Net Withdrawals	Hypothetical Contract Value	SecurePay Roll-Up Value	Benefit Base	Annual Withdrawal Amount	Annual Withdrawal Amount Balance
At issue	100,000	N/A	100,000	100,000(A)	100,000(A)	—	—
1	50,000(B)	—	153,975	157,200(C)	157,200(D)	—	—
2	—	—	161,676	168,518(E)	168,518(F)	—	—
3	25,000(G)	—	209,964	180,651(H)	184,964(I)	—	—
4	—	—	208,164	198,281	198,281(J)	—	—
5	—	—	246,037	212,557	221,037(K)	—	—
6	15,000	—	249,536	236,951	236,951(L)	—	—
7	—	—	290,987	248,798	250,987(M)	—	—
8	—	10,000	288,172(N)	260,026(O)	260,026(P)	—	—
9	—	—	312,085	278,748	278,748(Q)	—	—
10	—	—	337,317	298,818	298,818(R)	—	—
11	—	14,941(S)	313,603	N/A(T)	298,818	14,941	—
12	—	14,941(S)	329,576	N/A	298,818	14,941	—
13	—	14,941(S)	333,375	N/A	298,818	14,941	—
14	—	5,000(U)	359,462	N/A	319,462(U)	14,941	9,941
15	—	15,973(V)	355,423	N/A	319,462	15,973	—
16	—	15,973(V)	348,558	N/A	319,462	15,973	—
17	—	15,973(V)	334,053	N/A	319,462	15,973	—

(A) The initial Benefit Base is equal to the initial Purchase Payment of $100,000

(B) The $50,000 Purchase Payment is added to the current Benefit Base of $100,000. The new Benefit Base is $150,000. Keep in mind Purchase Payments made more than two years after the date the SecurePay Rider is issued (the Rider Effective Date) will not be included in the calculation of the Benefit Base.

(C) The SecurePay Roll-up Value is equal to the most recently calculated Benefit Base ($150,000) plus 7.2% of the Benefit Base on the previous Contract Anniversary (7.2% of $100,000).

(D) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-up Value (max of $150,000, $153,975, and $157,200, respectively).

(E) The SecurePay Roll-up Value is equal to the most recently calculated Benefit Base ($157,200) plus 7.2% of the Benefit Base on the previous Contract Anniversary (7.2% of $157,200).

(F) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value, and the SecurePay Roll-up Value (max of $155,000, $161,676, and $168,518, respectively).

(G) The $25,000 Purchase Payment is not added to the current Benefit Base because it is made more than 2 years after the Rider Effective Date.

(H) The SecurePay Roll-up Value is equal to the most recently calculated Benefit Base ($168,518) plus 7.2% of the Benefit Base on the previous Contract Anniversary (7.2% of $168,518).

(I) The SecurePay Roll-up Value ($180,651) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($209,964 – $25,000). Note that the Roll-Up Period is reset since the Benefit Base is set equal to the SecurePay Anniversary Value.

(J) The recalculated Benefit Base is equal to the SecurePay Roll-up Value since it is higher than the SecurePay Anniversary Value of $183,164 ($208,164 – $25,000).

(K) The SecurePay Roll-up Value ($212,557) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($246,037 – $25,000). Note that the Roll-Up Period is reset since the Benefit Base is set equal to the SecurePay Anniversary Value.

(L) The recalculated Benefit Base is equal to the SecurePay Roll-up Value since it is higher than the SecurePay Anniversary Value of $209,536 ($249,536 – $40,000).

(M) The SecurePay Roll-Up Value ($248,798) is compared to the Contract Value reduced by Purchase Payments made two years after the Rider Effective Date ($290,987 – $40,000). Note that the Roll-Up period is reset since the Benefit Base is set equal to the SecurePay Anniversary Value.

(N) The Benefit Base is reduced proportionally due to the $10,000 withdrawal. The Benefit Base is reduced by 3.4% ($10,000 [amount of withdrawal]/$298,172 [Contract Value before withdrawal] = 0.034. The new Benefit Base is $242,569 ($250,987 – ($250,987 * ($10,000/$298,172))).

(O) The Roll-Up Guaranteed increase is also reduced in the same proportion of the Benefit Base (.072 * $250,987 * (1 – .034)) to $17,457. The Roll-Up Value is then calculated by adding the adjusted Roll-Up Guaranteed amount to the adjusted Benefit Base ($242,569 + $17,457).

(P) The recalculated Benefit Base is equal to the greatest of the Benefit Base on that anniversary, the SecurePay Anniversary Value ($288,172 – $40,000) and the SecurePay Roll-Up Value ($260,026).

(Q) The recalculated Benefit Base is equal to the SecurePay Roll-up Value since it is higher than the SecurePay Anniversary Value of $272,085 ($312,085 – $40,000).

(R) The recalculated Benefit Base is equal to the SecurePay Roll-up Value since it is higher than the SecurePay Anniversary Value of $297,317 ($337,317 – $40,000).

(S) For the next three years, Joe takes the full Annual Withdrawal Amount of $14,941 (.05 * $298,818)

(T) Since the withdrawals under the rider begin, the Roll-Up Period stops.

(U) In year 14, Joe only takes $5,000 of the available $14,941. Please note that the $9,941 is not carried over to the next year. The Benefit Base steps up to the Anniversary Value of $319,462 ($359,462 – $40,000)

(V) For the last three years, Joe takes the full Annual Withdrawal Amount of $15,973 (.05 * $319,462)

APPENDIX H

PRINCIPALBACK ANNUITIZATION BENEFITAVAILABLE IN CONTRACTS PURCHASED BEFORE MAY 1, 2007

If your Annuity Commencement Date is on or within 90 days after your 7th Contract Anniversary, and you elect to receive fixed income payments for either of the following payment periods, the total amount of the payments we make will not be less than your adjusted aggregate Purchase Payments. Under the PrincipalBack Annuitization Benefit, your Annuity Value is the greater of (i) the Contract Value on the Annuity Commencement Date, or (ii) your aggregate Purchase Payments less an adjustment for each partial surrender as of the Annuity Commencement Date, each reduced by any applicable fees, charges and premium tax. The adjustment for each partial surrender is the amount that reduces your aggregate Purchase Payments at the time of surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than your aggregate Purchase Payments at the time of the partial surrender, the adjustment will be larger than the amount surrendered.

You may elect PrincipalBack payments either (i) under Annuity Option A, with payments for a certain period of 10 years or more; or (ii) under Annuity Option B, with payments for life with an installment refund of Purchase Payments. If you elect PrincipalBack payments for life with an installment refund of Purchase Payments, the payments will be based on the life of the named Annuitant(s). We will make payments for the lifetime of the Annuitant(s), with payments guaranteed to continue until the amount of the payments equals your adjusted aggregate Purchase Payments. We will stop making payments when the amount of the payments equals your adjusted aggregate Purchase Payments or when the Annuitant(s) dies, whichever is later.

Please tear off, complete and return this form to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to Protective Life's Life and Annuity Division, customer service center at the address shown on the cover.

Please send me a free copy of the Statement of Additional Information for the ProtectiveValues Advantage Variable Annuity.

Name

Address

City, State, Zip

Daytime Telephone Number

PART B

INFORMATION REQUIRED TO BE IN
THE STATEMENT OF ADDITIONAL INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY

P.O. Box 10648
Birmingham, Alabama 35202-0648
Telephone: 1-800-456-6330

STATEMENT OF ADDITIONAL INFORMATION
PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
PROTECTIVEVALUES ADVANTAGE VARIABLE ANNUITY
A FLEXIBLE PREMIUM
DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the ProtectiveValues Advantage Variable Annuity, a group and individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2015.

STATEMENT OF ADDITIONAL INFORMATION

Page
SAFEKEEPING OF ACCOUNT ASSETS	1
STATE REGULATION	1
RECORDS AND REPORTS	1
LEGAL MATTERS	1
EXPERTS	1
OTHER INFORMATION	2
FINANCIAL STATEMENTS	2

SAFEKEEPING OF ACCOUNT ASSETS

Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Where required, a copy of the Contract form has been filed with, and, if applicable, approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

LEGAL MATTERS

Sutherland, Asbill & Brennan LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The statement of assets and liabilities of Protective Variable Annuity Separate Account as of December 31, 2014 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2014 and 2013 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of Protective Life Insurance Company as of December 31, 2014, and 2013 and for each of the three years in the period ended December 31, 2014 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The principal business address of PricewaterhouseCoopers LLP is 569 Brookwood Village, Suite 851, Birmingham, Alabama 35209.

1

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, D.C. 20549.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of the Protective Variable Annuity Separate Account as of December 31, 2014 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2014 and 2013 as well as the Report of Independent Registered Public Accounting Firm are contained herein.

The audited consolidated balance sheets for Protective Life as of December 31, 2014 and 2013 and the related consolidated statements of income, share-owner's equity, and cash flows for each of the three years in the period ended December 31, 2014 as well as the Report of Independent Registered Public Accounting Firm are contained herein. Protective Life's financial statements should be considered only as bearing on its ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Protective Variable Annuity Separate Account.

Financial Statements follow this page.

2

All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

Report of Independent Registered Public Accounting Firm

To the Contract Owners of the Protective Variable Annuity Separate Account
and the Board of Directors of Protective Life Insurance Company:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the Protective Variable Annuity Separate Account (the "Separate Account") at December 31, 2014, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Protective Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2014 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Birmingham, Alabama
April 24, 2015

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2014
($ in thousands, except Fair Value per Share)

	Goldman Sachs Variable Insurance Trust
	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs US Equity Insights	Goldman Sachs Small Cap Equity Insights	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC	Goldman Sachs Small Cap Equity Insights SC
Assets
Investments in subaccounts at fair value	$64,135	$35,658	$37,543	$31,752	$40,290	$9,660	$176,080	$170,959	$51,151	$23,079
Receivable from Protective Life Insurance Company	—	—	—	—	—	—	—	—	—	—
Total Assets	64,135	35,658	37,543	31,752	40,290	9,660	176,080	170,959	51,151	23,079
Liabilities
Payable to Protective Life Insurance Company	3	1	1	1	1	1	—	—	—	—
Net Assets	$64,132	$35,657	$37,542	$31,751	$40,289	$9,659	$176,080	$170,959	$51,151	$23,079
Analysis of Net Assets
Accumulation period	63,940	35,607	37,377	31,657	40,205	9,638	176,080	170,959	51,149	23,079
Annuity period	192	50	165	94	84	21	—	—	2	—
Net Assets	$64,132	$35,657	$37,542	$31,751	$40,289	$9,659	$176,080	$170,959	$51,151	$23,079
Units Outstanding	2,440,566	2,381,368	1,009,502	839,069	1,565,446	356,694	9,759,771	10,962,796	5,048,703	1,226,943
Shares Owned in each Portfolio	5,630,835	3,850,791	2,071,894	2,322,717	2,493,205	554,215	10,916,277	15,022,762	5,511,915	1,696,979
Fair Value per Share	$11.39	$9.26	$18.12	$13.67	$16.16	$17.43	$16.13	$11.38	$9.28	$13.60
Investment in Portfolio shares, at Cost	$55,773	$46,817	$19,169	$29,455	$26,430	$8,507	$146,291	$146,282	$40,313	$13,825

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2014
($ in thousands, except Fair Value per Share)

	Goldman Sachs Variable Insurance Trust				Calvert Variable Series, Inc.	MFS Variable Insurance Trust
	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Growth Opportunities SC	Goldman Sachs Mid Cap Value SC	Goldman Sachs Global Markets Navigator SC	Calvert VP SRI Balanced	MFS Growth Series IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC	MFS New Discovery IC
Assets
Investments in subaccounts at fair value	$852	$75,575	$152,268	$4,444	$1,498	$5,404	$7,558	$8,995	$29,781	$2,594
Receivable from Protective Life Insurance Company	—	—	—	—	—	—	—	—	—	—
Total Assets	852	75,575	152,268	4,444	1,498	5,404	7,558	8,995	29,781	2,594
Liabilities
Payable to Protective Life Insurance Company	—	—	—	—	—	—	—	—	1	—
Net Assets	$852	$75,575	$152,268	$4,444	$1,498	$5,404	$7,558	$8,995	$29,780	$2,594
Analysis of Net Assets
Accumulation period	852	75,575	152,266	4,444	1,498	5,404	7,558	8,980	29,773	2,594
Annuity period	—	—	2	—	—	—	—	15	7	—
Net Assets	$852	$75,575	$152,268	$4,444	$1,498	$5,404	$7,558	$8,995	$29,780	$2,594
Units Outstanding	38,469	3,885,048	9,077,737	398,848	75,769	207,221	328,062	408,110	1,211,711	75,900
Shares Owned in each Portfolio	46,868	9,827,726	8,725,947	375,973	730,571	135,947	259,640	295,797	1,225,064	158,948
Fair Value per Share	$18.17	$7.69	$17.45	$11.82	$2.05	$39.75	$29.11	$30.41	$24.31	$16.32
Investment in Portfolio shares, at Cost	$431	$67,088	$138,269	$4,269	$1,532	$2,897	$4,875	$5,570	$22,052	$2,232

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2014
($ in thousands, except Fair Value per Share)

	MFS Variable Insurance Trust
	MFS Utilities IC	MFS Investors Growth Stock IC	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC	MFS Investors Growth Stock SC
Assets
Investments in subaccounts at fair value	$5,090	$2,420	$130,103	$7,680	$191,030	$102,488	$94,951	$78,284	$68,200
Receivable from Protective Life Insurance Company	—	—	—	—	—	—	—	—	—
Total Assets	5,090	2,420	130,103	7,680	191,030	102,488	94,951	78,284	68,200
Liabilities
Payable to Protective Life Insurance Company	—	—	—	—	—	—	—	—	—
Net Assets	$5,090	$2,420	$130,103	$7,680	$191,030	$102,488	$94,951	$78,284	$68,200
Analysis of Net Assets
Accumulation period	5,090	2,420	130,103	7,680	191,030	102,472	94,951	78,284	68,200
Annuity period	—	—	—	—	—	16	—	—	—
Net Assets	$5,090	$2,420	$130,103	$7,680	$191,030	$102,488	$94,951	$78,284	$68,200
Units Outstanding	136,849	215,410	7,240,406	398,717	10,843,756	5,577,887	3,853,082	3,800,744	5,397,733
Shares Owned in each Portfolio	149,888	150,861	3,355,755	266,285	6,340,194	4,279,229	6,205,936	2,338,243	4,363,416
Fair Value per Share	$33.96	$16.04	$38.77	$28.84	$30.13	$23.95	$15.30	$33.48	$15.63
Investment in Portfolio shares, at Cost	$3,261	$2,111	$100,654	$5,579	$150,855	$83,015	$90,390	$61,721	$43,578

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2014
($ in thousands, except Fair Value per Share)

	MFS Variable Insurance Trust		MFS Variable Insurance Trust II		Oppenheimer Variable Account Funds
	MFS VIT Research Bond SC	MFS VIT Value SC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	Oppenheimer Money Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Fund/VA
Assets
Investments in subaccounts at fair value	$741,457	$516,769	$1,241	$89,173	$447,993	$2,907	$9,817	$12,204	$16,069	$10,207
Receivable from Protective Life Insurance Company	—	—	—	—	1	—	—	—	—	—
Total Assets	741,457	516,769	1,241	89,173	447,994	2,907	9,817	12,204	16,069	10,207
Liabilities
Payable to Protective Life Insurance Company	—	—	—	—	—	—	—	1	1	—
Net Assets	$741,457	$516,769	$1,241	$89,173	$447,994	$2,907	$9,817	$12,203	$16,068	$10,207
Analysis of Net Assets
Accumulation period	741,457	516,769	1,241	89,173	447,989	2,907	9,817	12,191	16,037	10,193
Annuity period	—	—	—	—	5	—	—	12	31	14
Net Assets	$741,457	$516,769	$1,241	$89,173	$447,994	$2,907	$9,817	$12,203	$16,068	$10,207
Units Outstanding	64,833,653	29,435,829	142,709	6,676,539	116,202,677	139,338	397,092	585,795	752,163	305,684
Shares Owned in each Portfolio	55,832,620	25,774,010	93,721	4,159,192	447,993,086	36,884	151,338	363,115	3,031,807	258,398
Fair Value per Share	$13.28	$20.05	$13.24	$21.44	$1.00	$78.82	$64.87	$33.61	$5.30	$39.50
Investment in Portfolio shares, at Cost	$722,595	$373,575	$1,356	$79,099	$447,993	$1,860	$6,027	$7,800	$14,992	$6,887

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2014
($ in thousands, except Fair Value per Share)

	Oppenheimer Variable Account Funds					Van Eck Worldwide Insurance Trust	Invesco Variable Insurance Funds
	Oppenheimer Discovery Mid Cap Growth Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Fund/VA SC	Van Eck Global Hard Asset	Invesco VI American Franchise I	Invesco VI Comstock I	Invesco VI Growth & Income I	Invesco VI Mid-Cap Growth II
Assets
Investments in subaccounts at fair value	$1,012	$40,005	$19,448	$425,726	$362,251	$241	$6,276	$38,138	$41,654	$40,027
Receivable from Protective Life Insurance Company	—	—	—	—	—	—	—	—	—	—
Total Assets	1,012	40,005	19,448	425,726	362,251	241	6,276	38,138	41,654	40,027
Liabilities
Payable to Protective Life Insurance Company	—	—	—	—	—	—	—	1	1	—
Net Assets	$1,012	$40,005	$19,448	$425,726	$362,251	$241	$6,276	$38,137	$41,653	$40,027
Analysis of Net Assets
Accumulation period	1,012	39,995	19,448	425,689	362,207	241	6,276	38,023	41,601	40,014
Annuity period	—	10	—	37	44	—	—	114	52	13
Net Assets	$1,012	$40,005	$19,448	$425,726	$362,251	$241	$6,276	$38,137	$41,653	$40,027
Units Outstanding	53,976	2,119,070	1,046,746	28,044,720	16,066,859	6,738	756,365	1,439,307	1,819,331	2,328,612
Shares Owned in each Portfolio	13,278	622,159	583,490	78,547,284	9,262,362	9,513	114,351	1,990,483	1,656,217	6,973,283
Fair Value per Share	$76.21	$64.30	$33.33	$5.42	$39.11	$25.37	$54.88	$19.16	$25.15	$5.74
Investment in Portfolio shares, at Cost	$545	$22,175	$13,279	$430,154	$283,244	$134	$5,495	$22,010	$28,340	$25,526

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2014
($ in thousands, except Fair Value per Share)

	Invesco Variable Insurance Funds										The Universal Institutional Funds, Inc.
	Invesco VI Equity and Income II	Invesco VI American Franchise II	Invesco VI Comstock II	Invesco VI Growth & Income II	Invesco VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II	Invesco VI International Growth II	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II	UIF Global Real Estate II
Assets
Investments in subaccounts at fair value	$239,404	$3,775	$208,968	$636,165	$78,129	$69,261	$98,609	$59,535	$12,807	$16,478	$10,471
Receivable from Protective Life Insurance Company	—	—	—	—	—	—	—	—	—	—	—
Total Assets	239,404	3,775	208,968	636,165	78,129	69,261	98,609	59,535	12,807	16,478	10,471
Liabilities
Payable to Protective Life Insurance Company	—	—	—	—	—	—	—	—	—	—	—
Net Assets	$239,404	$3,775	$208,968	$636,165	$78,129	$69,261	$98,609	$59,535	$12,807	$16,478	$10,471
Analysis of Net Assets
Accumulation period	239,351	3,774	208,941	636,163	78,129	69,261	98,609	59,530	12,807	16,478	10,471
Annuity period	53	1	27	2	—	—	—	5	—	—	—
Net Assets	$239,404	$3,775	$208,968	$636,165	$78,129	$69,261	$98,609	$59,535	$12,807	$16,478	$10,471
Units Outstanding	13,004,946	338,196	8,914,744	33,462,146	4,498,032	5,478,340	9,174,473	4,942,531	1,013,010	1,196,980	749,931
Shares Owned in each Portfolio	12,693,737	70,398	10,952,223	25,355,316	3,955,916	5,691,098	8,471,573	1,729,668	762,768	717,366	990,615
Fair Value per Share	$18.86	$53.63	$19.08	$25.09	$19.75	$12.17	$11.64	$34.42	$16.79	$22.97	$10.57
Investment in Portfolio shares, at Cost	$184,953	$1,707	$132,827	$510,316	$66,955	$70,327	$98,716	$52,320	$11,865	$15,043	$7,922

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2014
($ in thousands, except Fair Value per Share)

	Lord Abbett Series Fund, Inc.								Fidelity Variable Insurance Products
	Lord Abbett Growth & Income VC	Lord Abbett Bond Debenture VC	Lord Abbett Mid Cap Stock VC	Lord Abbett Growth Opportunities VC	Lord Abbett Calibrated Dividend Growth VC	Lord Abbett International Opportunities VC	Lord Abbett Classic Stock VC	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2
Assets
Investments in subaccounts at fair value	$111,741	$574,288	$83,067	$28,558	$49,857	$27,249	$25,074	$223,533	$135,088	$3,191	$261,613
Receivable from Protective Life Insurance Company	—	—	—	—	—	—	—	—	—	—	—
Total Assets	111,741	574,288	83,067	28,558	49,857	27,249	25,074	223,533	135,088	3,191	261,613
Liabilities
Payable to Protective Life Insurance Company	1	—	3	—	2	—	—	—	—	—	—
Net Assets	$111,740	$574,288	$83,064	$28,558	$49,855	$27,249	$25,074	$223,533	$135,088	$3,191	$261,613
Analysis of Net Assets
Accumulation period	111,699	574,257	82,968	28,557	49,822	27,249	25,074	223,533	135,088	3,191	261,600
Annuity period	41	31	96	1	33	—	—	—	—	—	13
Net Assets	$111,740	$574,288	$83,064	$28,558	$49,855	$27,249	$25,074	$223,533	$135,088	$3,191	$261,613
Units Outstanding	6,107,653	35,673,889	3,911,389	1,169,326	2,239,852	2,105,576	1,597,138	13,828,537	7,798,191	168,878	14,617,184
Shares Owned in each Portfolio	3,144,085	48,300,087	3,192,422	2,212,072	3,206,229	3,376,580	1,772,006	12,011,438	655,702	50,818	7,128,411
Fair Value per Share	$35.54	$11.89	$26.02	$12.91	$15.55	$8.07	$14.15	$18.61	$206.02	$62.80	$36.70
Investment in Portfolio shares, at Cost	$70,455	$586,741	$58,114	$28,066	$44,426	$22,296	$22,190	$220,180	$112,402	$1,880	$191,624

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2014
($ in thousands, except Fair Value per Share)

	Fidelity Variable Insurance Products					Franklin Templeton Variable Insurance Products Trust
	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth VIP CL 2	Franklin Income VIP CL 2	Franklin Rising Dividend VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2	Franklin Small Cap Value VIP CL 2
Assets
Investments in subaccounts at fair value	$324,649	$9,403	$159,057	$889	$1,963	$20,782	$175,787	$374,563	$27,779	$47,346
Receivable from Protective Life Insurance Company	—	—	—	—	—	—	—	—	—	—
Total Assets	324,649	9,403	159,057	889	1,963	20,782	175,787	374,563	27,779	47,346
Liabilities
Payable to Protective Life Insurance Company	—	—	—	—	—	—	2	—	—	—
Net Assets	$324,649	$9,403	$159,057	$889	$1,963	$20,782	$175,785	$374,563	$27,779	$47,346
Analysis of Net Assets
Accumulation period	324,649	9,403	159,054	889	1,963	20,781	175,739	374,562	27,778	47,346
Annuity period	—	—	3	—	—	1	46	1	1	—
Net Assets	$324,649	$9,403	$159,057	$889	$1,963	$20,782	$175,785	$374,563	$27,779	$47,346
Units Outstanding	19,006,134	510,850	12,716,296	60,378	123,345	1,262,688	11,175,307	21,974,555	1,612,189	2,608,339
Shares Owned in each Portfolio	8,812,406	394,601	12,714,375	70,993	154,547	1,251,150	10,986,669	12,889,289	1,179,075	2,121,239
Fair Value per Share	$36.84	$23.83	$12.51	$12.52	$12.70	$16.61	$16.00	$29.06	$23.56	$22.32
Investment in Portfolio shares, at Cost	$289,117	$7,690	$160,797	$732	$1,514	$15,993	$169,212	$263,398	$24,501	$34,182

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2014
($ in thousands, except Fair Value per Share)

	Franklin Templeton Variable Insurance Products Trust						American Funds Insurance Series	Legg Mason Partners Variable Equity Trust
	Franklin US Government Securities VIP CL 2	Templeton Growth VIP CL 2	Templeton Foreign VIP CL 2	Templeton Global Bond VIP Fund CL 2	Templeton Developing Markets VIP CL 2	Franklin Mutual Shares VIP CL 2	American Asset Allocation Fund Class 2	ClearBridge Variable Mid Cap Core II	ClearBridge Variable Small Cap Growth II	QS Legg Mason Dynamic Multi-Strategy VIT II
Assets
Investments in subaccounts at fair value	$623,015	$141,370	$107,207	$347,037	$1,265	$728,539	$66,817	$59,161	$11,731	$38,387
Receivable from Protective Life Insurance Company	—	—	—	—	—	—	—	—	—	—
Total Assets	623,015	141,370	107,207	347,037	1,265	728,539	66,817	59,161	11,731	38,387
Liabilities
Payable to Protective Life Insurance Company	—	1	—	—	—	2	—	—	—	—
Net Assets	$623,015	$141,369	$107,207	$347,037	$1,265	$728,537	$66,817	$59,161	$11,731	$38,387
Analysis of Net Assets
Accumulation period	622,985	141,347	107,206	347,025	1,265	728,491	66,817	59,161	11,731	38,387
Annuity period	30	22	1	12	—	46	—	—	—	—
Net Assets	$623,015	$141,369	$107,207	$347,037	$1,265	$728,537	$66,817	$59,161	$11,731	$38,387
Units Outstanding	57,003,107	10,521,400	8,482,737	26,715,112	143,377	47,438,151	3,927,808	3,376,462	600,054	3,118,743
Shares Owned in each Portfolio	48,940,710	9,676,217	7,123,365	19,290,549	137,479	32,236,237	3,028,887	3,172,165	538,598	2,939,270
Fair Value per Share	$12.73	$14.61	$15.05	$17.99	$9.20	$22.60	$22.06	$18.65	$21.78	$13.06
Investment in Portfolio shares, at Cost	$639,693	$111,384	$103,236	$360,582	$1,340	$557,907	$46,806	$51,053	$10,744	$34,218

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2014
($ in thousands, except Fair Value per Share)

	PIMCO Variable Insurance Trust							Royce Capital Fund
	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	PIMCO VIT All Asset Advisor	PIMCO VIT Global Diversified Allocation Portfolio	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
Assets
Investments in subaccounts at fair value	$13,894	$83,935	$336,945	$79,774	$838,594	$887	$1,299	$17,916	$198,116
Receivable from Protective Life Insurance Company	—	—	—	—	—	—	—	—	—
Total Assets	13,894	83,935	336,945	79,774	838,594	887	1,299	17,916	198,116
Liabilities
Payable to Protective Life Insurance Company	—	—	—	—	—	—	—	—	—
Net Assets	$13,894	$83,935	$336,945	$79,774	$838,594	$887	$1,299	$17,916	$198,116
Analysis of Net Assets
Accumulation period	13,894	83,935	336,945	79,774	838,594	887	1,299	17,916	198,116
Annuity period	—	—	—	—	—	—	—	—	—
Net Assets	$13,894	$83,935	$336,945	$79,774	$838,594	$887	$1,299	$17,916	$198,116
Units Outstanding	1,050,201	8,041,878	31,406,233	7,992,650	73,680,034	83,959	117,592	1,367,226	12,633,243
Shares Owned in each Portfolio	1,153,065	7,933,380	26,303,263	7,775,226	74,874,429	84,690	124,873	1,595,334	15,925,699
Fair Value per Share	$12.05	$10.58	$12.81	$10.26	$11.20	$10.47	$10.40	$11.23	$12.44
Investment in Portfolio shares, at Cost	$14,220	$83,729	$363,583	$79,584	$846,390	$950	$1,320	$17,624	$185,628

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2014
($ in thousands, except Fair Value per Share)

	Guggenheim Variable Fund					Rydex Variable Trust
	Guggenheim Floating Rate Strategies (Series F)	Guggenheim Macro Opportunities Strategies (Series M)	Guggenheim Multi-Hedge Strategies	Guggenheim Global Managed Futures Strategy	Guggenheim Long Short Equity	Rydex Inverse S&P 500 Strategy	Rydex Inverse Government Long Bond	Rydex Commodities Strategy
Assets
Investments in subaccounts at fair value	$547	$4	$182	$165	$52	$—	$6	$9
Receivable from Protective Life Insurance Company	—	—	—	—	—	—	—	—
Total Assets	547	4	182	165	52	—	6	9
Liabilities
Payable to Protective Life Insurance Company	—	—	—	—	—	—	—	—
Net Assets	$547	$4	$182	$165	$52	$—	$6	$9
Analysis of Net Assets
Accumulation period	547	4	182	165	52	—	6	9
Annuity period	—	—	—	—	—	—	—	—
Net Assets	$547	$4	$182	$165	$52	$—	$6	$9
Units Outstanding	53,224	377	17,306	14,112	4,855	—	841	1,340
Shares Owned in each Portfolio	20,849	151	7,629	7,926	3,466	—	177	1,197
Fair Value per Share	$26.23	$26.59	$23.81	$20.87	$15.08	$16.69	$36.15	$7.16
Investment in Portfolio shares, at Cost	$543	$4	$175	$151	$50	$—	$8	$12

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2014
($ in thousands)

	Goldman Sachs Variable Insurance Trust
	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs US Equity Insights	Goldman Sachs Small Cap Equity Insights	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC	Goldman Sachs Small Cap Equity Insights SC
Investment Income
Dividend income	$879	$1,422	$509	$241	$145	$94	$203	$1,874	$1,883	$117
Expenses
Mortality and expense risk and administrative charges	797	445	503	401	468	99	2,061	1,874	524	194
Net investment income (loss)	82	977	6	(160)	(323)	(5)	(1,858)	—	1,359	(77)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investment shares	2,190	(904)	3,155	436	3,189	372	5,894	5,567	1,930	556
Capital gain distributions	11,610	—	1,618	4,518	7,550	1,567	32,890	30,969	—	3,293
Net realized gain (loss) on investments	13,800	(904)	4,773	4,954	10,739	1,939	38,784	36,536	1,930	3,849
Net unrealized appreciation (depreciation) on investments	(6,393)	(3,473)	449	(3,089)	(5,672)	(753)	(17,879)	(17,794)	(8,126)	(2,491)
Net realized and unrealized gain (loss) on investments	7,407	(4,377)	5,222	1,865	5,067	1,186	20,905	18,742	(6,196)	1,358
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,489	$(3,400)	$5,228	$1,705	$4,744	$1,181	$19,047	$18,742	$(4,837)	$1,281

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	Goldman Sachs Variable Insurance Trust				Calvert Variable Series, Inc.	MFS Variable Insurance Trust
	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Growth Opportunities SC	Goldman Sachs Mid Cap Value SC	Goldman Sachs Global Markets Navigator SC	Calvert VP SRI Balanced	MFS Growth Series IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC	MFS New Discovery IC
Investment Income
Dividend income	$9	$—	$1,132	$2	$23	$6	$61	$84	$582	$—
Expenses
Mortality and expense risk and administrative charges	11	848	1,699	58	23	75	102	123	404	41
Net investment income (loss)	(2)	(848)	(567)	(56)	—	(69)	(41)	(39)	178	(41)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investment shares	89	2,071	2,687	16	18	331	311	458	1,380	210
Capital gain distributions	36	14,261	24,691	36	100	355	555	685	809	571
Net realized gain (loss) on investments	125	16,332	27,378	52	118	686	866	1,143	2,189	781
Net unrealized appreciation (depreciation) on investments	(2)	(8,577)	(12,690)	128	8	(223)	(192)	(290)	(195)	(1,037)
Net realized and unrealized gain (loss) on investments	123	7,755	14,688	180	126	463	674	853	1,994	(256)
Net Increase (Decrease) in Net Assets Resulting from Operations	$121	$6,907	$14,121	$124	$126	$394	$633	$814	$2,172	$(297)
The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	MFS Variable Insurance Trust
	MFS Utilities IC	MFS Investors Growth Stock IC	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC	MFS Investors Growth Stock SC
Investment Income
Dividend income	$112	$13	$—	$42	$1,377	$1,731	$—	$1,537	$197
Expenses
Mortality and expense risk and administrative charges	73	33	1,153	81	1,886	1,085	1,368	951	630
Net investment income (loss)	39	(20)	(1,153)	(39)	(509)	646	(1,368)	586	(433)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investment shares	195	36	(722)	184	201	1,938	5,050	1,285	4,461
Capital gain distributions	197	137	8,262	548	13,985	2,677	20,891	2,963	3,978
Net realized gain (loss) on investments	392	173	7,540	732	14,186	4,615	25,941	4,248	8,439
Net unrealized appreciation (depreciation) on investments	131	77	694	(141)	(336)	1,683	(41,787)	3,195	(1,579)
Net realized and unrealized gain (loss) on investments	523	250	8,234	591	13,850	6,298	(15,846)	7,443	6,860
Net Increase (Decrease) in Net Assets Resulting from Operations	$562	$230	$7,081	$552	$13,341	$6,944	$(17,214)	$8,029	$6,427

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	MFS Variable Insurance Trust		MFS Variable Insurance Trust II		Oppenheimer Variable Account Funds
	MFS VIT Research Bond SC	MFS VIT Value SC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	Oppenheimer Money Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Fund/VA
Investment Income
Dividend income	$19,438	$6,597	$32	$1,960	$27	$—	$43	$106	$740	$122
Expenses
Mortality and expense risk and administrative charges	7,233	5,151	61	890	3,087	43	130	167	237	142
Net investment income (loss)	12,205	1,446	(29)	1,070	(3,060)	(43)	(87)	(61)	503	(20)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investment shares	358	8,836	(403)	63	—	164	478	571	164	483
Capital gain distributions	—	15,478	—	—	—	—	233	255	—	496
Net realized gain (loss) on investments	358	24,314	(403)	63	—	164	711	826	164	979
Net unrealized appreciation (depreciation) on investments	17,795	10,730	58	(3,960)	1	(6)	625	338	(393)	(847)
Net realized and unrealized gain (loss) on investments	18,153	35,044	(345)	(3,897)	1	158	1,336	1,164	(229)	132
Net Increase (Decrease) in Net Assets Resulting from Operations	$30,358	$36,490	$(374)	$(2,827)	$(3,059)	$115	$1,249	$1,103	$274	$112

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	Oppenheimer Variable Account Funds					Van Eck Worldwide Insurance Trust	Invesco Variable Insurance Funds
	Oppenheimer Discovery Mid Cap Growth Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Fund/VA SC	Van Eck Global Hard Asset	Invesco VI American Franchise I	Invesco VI Comstock I	Invesco VI Growth & Income I	Invesco VI Mid-Cap Growth II
Investment Income
Dividend income	$—	$71	$107	$17,126	$3,382	$—	$3	$517	$758	$—
Expenses
Mortality and expense risk and administrative charges	10	354	225	4,778	4,278	5	78	493	542	450
Net investment income (loss)	(10)	(283)	(118)	12,348	(896)	(5)	(75)	24	216	(450)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investment shares	38	3,849	814	300	13,567	6	201	2,977	2,707	2,013
Capital gain distributions	—	949	376	—	17,795	—	—	—	4,928	—
Net realized gain (loss) on investments	38	4,798	1,190	300	31,362	6	201	2,977	7,635	2,013
Net unrealized appreciation (depreciation) on investments	20	570	375	(6,553)	(30,976)	(63)	300	92	(4,121)	828
Net realized and unrealized gain (loss) on investments	58	5,368	1,565	(6,253)	386	(57)	501	3,069	3,514	2,841
Net Increase (Decrease) in Net Assets Resulting from Operations	$48	$5,085	$1,447	$6,095	$(510)	$(62)	$426	$3,093	$3,730	$2,391

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	Invesco Variable Insurance Funds										The Universal Institutional Funds, Inc.
	Invesco VI Equity and Income II	Invesco VI American Franchise II	Invesco VI Comstock II	Invesco VI Growth & Income II	Invesco VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II	Invesco VI International Growth II	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II	UIF Global Real Estate II
Investment Income
Dividend income	$3,749	$—	$2,300	$9,345	$142	$—	$2,935	$1,440	$159	$—	$79
Expenses
Mortality and expense risk and administrative charges	2,577	40	2,195	6,768	626	1,003	901	800	129	119	137
Net investment income (loss)	1,172	(40)	105	2,577	(484)	(1,003)	2,034	640	30	(119)	(58)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investment shares	5,215	442	11,306	9,019	(1,548)	(108)	23	(32)	(62)	(644)	316
Capital gain distributions	11,562	—	—	73,019	5,947	4,068	—	—	—	1,257	—
Net realized gain (loss) on investments	16,777	442	11,306	82,038	4,399	3,960	23	(32)	(62)	613	316
Net unrealized appreciation (depreciation) on investments	(1,841)	(140)	4,239	(39,501)	64	(1)	994	(3,358)	1,100	(888)	983
Net realized and unrealized gain (loss) on investments	14,936	302	15,545	42,537	4,463	3,959	1,017	(3,390)	1,038	(275)	1,299
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,108	$262	$15,650	$45,114	$3,979	$2,956	$3,051	$(2,750)	$1,068	$(394)	$1,241

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	Lord Abbett Series Fund, Inc.								Fidelity Variable Insurance Products
	Lord Abbett Growth & Income VC	Lord Abbett Bond Debenture VC	Lord Abbett Mid Cap Stock VC	Lord Abbett Growth Opportunities VC	Lord Abbett Calibrated Dividend Growth VC	Lord Abbett International Opportunities VC	Lord Abbett Classic Stock VC	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2
Investment Income
Dividend income	$772	$27,424	$357	$—	$831	$382	$173	$990	$1,871	$—	$1,868
Expenses
Mortality and expense risk and administrative charges	1,281	6,650	843	281	518	279	290	2,599	1,049	34	2,848
Net investment income (loss)	(509)	20,774	(486)	(281)	313	103	(117)	(1,609)	822	(34)	(980)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investment shares	8,400	2,038	5,002	176	1,098	320	150	247	2,004	383	9,817
Capital gain distributions	—	15,328	—	5,998	6,539	3,921	3,001	39,004	118	—	5,201
Net realized gain (loss) on investments	8,400	17,366	5,002	6,174	7,637	4,241	3,151	39,251	2,122	383	15,018
Net unrealized appreciation (depreciation) on investments	(675)	(20,764)	3,807	(4,538)	(3,061)	(6,244)	(1,455)	(27,933)	6,761	(26)	9,319
Net realized and unrealized gain (loss) on investments	7,725	(3,398)	8,809	1,636	4,576	(2,003)	1,696	11,318	8,883	357	24,337
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,216	$17,376	$8,323	$1,355	$4,889	$(1,900)	$1,579	$9,709	$9,705	$323	$23,357

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	Fidelity Variable Insurance Products					Franklin Templeton Variable Insurance Products Trust
	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth VIP CL 2	Franklin Income VIP CL 2	Franklin Rising Dividend VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2	Franklin Small Cap Value VIP CL 2
Investment Income
Dividend income	$61	$247	$3,152	$13	$28	$—	$12,338	$4,875	$—	$329
Expenses
Mortality and expense risk and administrative charges	3,329	106	1,827	11	23	235	2,721	4,055	312	594
Net investment income (loss)	(3,268)	141	1,325	2	5	(235)	9,617	820	(312)	(265)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investment shares	4,058	249	209	87	50	417	1,661	11,978	(26)	1,590
Capital gain distributions	7,383	136	63	18	35	2,907	—	7,174	5,197	3,971
Net realized gain (loss) on investments	11,441	385	272	105	85	3,324	1,661	19,152	5,171	5,561
Net unrealized appreciation (depreciation) on investments	(1,813)	196	5,105	(74)	(19)	(2,303)	(3,721)	2,665	(3,591)	(6,331)
Net realized and unrealized gain (loss) on investments	9,628	581	5,377	31	66	1,021	(2,060)	21,817	1,580	(770)
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,360	$722	$6,702	$33	$71	$786	$7,557	$22,637	$1,268	$(1,035)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	Franklin Templeton Variable Insurance Products Trust						American Funds Insurance Series	Legg Mason Partners Variable Equity Trust
	Franklin US Government Securities VIP CL 2	Templeton Growth VIP CL 2	Templeton Foreign VIP CL 2	Templeton Global Bond VIP Fund CL 2	Templeton Developing Markets VIP CL 2	Franklin Mutual Shares VIP CL 2	American Asset Allocation Fund Class 2	ClearBridge Variable Mid Cap Core II	ClearBridge Variable Small Cap Growth II	QS Legg Mason Dynamic Multi-Strategy VIT II
Investment Income
Dividend income	$16,000	$2,281	$2,498	$17,157	$103	$15,255	$992	$49	$—	$483
Expenses
Mortality and expense risk and administrative charges	6,356	1,743	1,361	4,014	57	8,125	678	677	116	559
Net investment income (loss)	9,644	538	1,137	13,143	46	7,130	314	(628)	(116)	(76)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investment shares	(169)	7,255	3,714	87	(358)	23,799	2,167	3,542	109	15
Capital gain distributions	—	—	—	—	—	3,966	3,392	4,231	1,187	432
Net realized gain (loss) on investments	(169)	7,255	3,714	87	(358)	27,765	5,559	7,773	1,296	447
Net unrealized appreciation (depreciation) on investments	3,929	(13,897)	(19,858)	(11,293)	(83)	673	(3,006)	(5,275)	(1,583)	1,354
Net realized and unrealized gain (loss) on investments	3,760	(6,642)	(16,144)	(11,206)	(441)	28,438	2,553	2,498	(287)	1,801
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,404	$(6,104)	$(15,007)	$1,937	$(395)	$35,568	$2,867	$1,870	$(403)	$1,725

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	PIMCO Variable Insurance Trust							Royce Capital Fund
	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	PIMCO VIT All Asset Advisor	PIMCO VIT Global Diversified Allocation Portfolio	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
Investment Income
Dividend income	$268	$882	$4,483	$494	$17,745	$249	$45	$—	$—
Expenses
Mortality and expense risk and administrative charges	149	1,060	4,054	1,012	9,773	97	13	283	2,300
Net investment income (loss)	119	(178)	429	(518)	7,972	152	32	(283)	(2,300)
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investment shares	(22)	48	(259)	28	(41)	(310)	1	720	9,259
Capital gain distributions	—	—	—	81	—	—	20	1,415	23,158
Net realized gain (loss) on investments	(22)	48	(259)	109	(41)	(310)	21	2,135	32,417
Net unrealized appreciation (depreciation) on investments	2,380	(280)	5,426	(96)	16,664	227	(11)	(3,565)	(32,863)
Net realized and unrealized gain (loss) on investments	2,358	(232)	5,167	13	16,623	(83)	10	(1,430)	(446)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,477	$(410)	$5,596	$(505)	$24,595	$69	$42	$(1,713)	$(2,746)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	Guggenheim Variable Fund					Rydex Variable Trust
	Guggenheim Floating Rate Strategies (Series F)	Guggenheim Macro Opportunities Strategies (Series M)	Guggenheim Multi-Hedge Strategies	Guggenheim Global Managed Futures Strategy	Guggenheim Long Short Equity	Rydex Inverse S&P 500 Strategy	Rydex Inverse Government Long Bond	Rydex Commodities Strategy
Investment Income
Dividend income	$—	$—	$—	$—	$—	$—	$—	$—
Expenses
Mortality and expense risk and administrative charges	3	—	—	—	—	—	—	—
Net investment income (loss)	(3)	—	—	—	—	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) on redemption of investment shares	—	—	—	—	—	(5)	—	—
Capital gain distributions	—	—	—	—	—	—	1	—
Net realized gain (loss) on investments	—	—	—	—	—	(5)	1	—
Net unrealized appreciation (depreciation) on investments	4	—	7	14	2	—	(4)	(4)
Net realized and unrealized gain (loss) on investments	4	—	7	14	2	(5)	(3)	(4)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1	$—	$7	$14	$2	$(5)	$(3)	$(4)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2014
($ in thousands)

	Goldman Sachs Variable Insurance Trust
	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs US Equity Insights	Goldman Sachs Small Cap Equity Insights	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC	Goldman Sachs Small Cap Equity Insights SC
From Operations
Net investment income (loss)	$82	$977	$6	$(160)	$(323)	$(5)	$(1,858)	$—	$1,359	$(77)
Net realized gain (loss) on investments	13,800	(904)	4,773	4,954	10,739	1,939	38,784	36,536	1,930	3,849
Net unrealized appreciation (depreciation) on investments	(6,393)	(3,473)	449	(3,089)	(5,672)	(753)	(17,879)	(17,794)	(8,126)	(2,491)
Net increase (decrease) in net assets resulting from operations	7,489	(3,400)	5,228	1,705	4,744	1,181	19,047	18,742	(4,837)	1,281
From Variable Annuity Contract Transactions
Contact owners' net payments	195	57	129	41	199	27	5,653	145	921	4
Contract maintenance fees	(85)	(133)	(22)	(58)	(68)	(10)	(1,638)	(1,617)	(553)	(227)
Surrenders	(10,288)	(6,022)	(4,707)	(4,589)	(5,791)	(1,745)	(7,961)	(12,942)	(6,138)	(2,716)
Death benefits	(2,128)	(920)	(982)	(734)	(831)	(189)	(1,787)	(1,596)	(504)	(220)
Transfer (to) from other portfolios	(2,712)	(233)	(1,018)	(778)	(1,669)	(392)	(8,322)	(13,636)	(315)	(382)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(15,018)	(7,251)	(6,600)	(6,118)	(8,160)	(2,309)	(14,055)	(29,646)	(6,589)	(3,541)
Total increase (decrease) in net assets	(7,529)	(10,651)	(1,372)	(4,413)	(3,416)	(1,128)	4,992	(10,904)	(11,426)	(2,260)
Net Assets
Beginning of period	71,661	46,308	38,914	36,164	43,705	10,787	171,088	181,863	62,577	25,339
End of period	$64,132	$35,657	$37,542	$31,751	$40,289	$9,659	$176,080	$170,959	$51,151	$23,079

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	Goldman Sachs Variable Insurance Trust				Calvert Variable Series, Inc.	MFS Variable Insurance Trust
	Goldman Sachs US Equity Insights SC	Goldman Sachs VIT Growth Opportunities SC	Goldman Sachs Mid Cap Value SC	Goldman Sachs Global Markets Navigator SC	Calvert VP SRI Balanced	MFS Growth Series IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC	MFS New Discovery IC
From Operations
Net investment income (loss)	$(2)	$(848)	$(567)	$(56)	$—	$(69)	$(41)	$(39)	$178	$(41)
Net realized gain (loss) on investments	125	16,332	27,378	52	118	686	866	1,143	2,189	781
Net unrealized appreciation (depreciation) on investments	(2)	(8,577)	(12,690)	128	8	(223)	(192)	(290)	(195)	(1,037)
Net increase (decrease) in net assets resulting from operations	121	6,907	14,121	124	126	394	633	814	2,172	(297)
From Variable Annuity Contract Transactions
Contact owners' net payments	1	413	7,966	419	—	23	20	71	23	—
Contract maintenance fees	(7)	(576)	(1,491)	(47)	(1)	(4)	(5)	(5)	(12)	(1)
Surrenders	(64)	(4,011)	(5,621)	(415)	(311)	(671)	(862)	(1,165)	(4,432)	(414)
Death benefits	—	(689)	(1,113)	—	(26)	(141)	(110)	(236)	(897)	(47)
Transfer (to) from other portfolios	(90)	(1,871)	(2,575)	1,097	(20)	123	71	(38)	(622)	(347)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(160)	(6,734)	(2,834)	1,054	(358)	(670)	(886)	(1,373)	(5,940)	(809)
Total increase (decrease) in net assets	(39)	173	11,287	1,178	(232)	(276)	(253)	(559)	(3,768)	(1,106)
Net Assets
Beginning of period	891	75,402	140,981	3,266	1,730	5,680	7,811	9,554	33,548	3,700
End of period	$852	$75,575	$152,268	$4,444	$1,498	$5,404	$7,558	$8,995	$29,780	$2,594

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	MFS Variable Insurance Trust
	MFS Utilities IC	MFS Investors Growth Stock IC	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC	MFS Investors Growth Stock SC
From Operations
Net investment income (loss)	$39	$(20)	$(1,153)	$(39)	$(509)	$646	$(1,368)	$586	$(433)
Net realized gain (loss) on investments	392	173	7,540	732	14,186	4,615	25,941	4,248	8,439
Net unrealized appreciation (depreciation) on investments	131	77	694	(141)	(336)	1,683	(41,787)	3,195	(1,579)
Net increase (decrease) in net assets resulting from operations	562	230	7,081	552	13,341	6,944	(17,214)	8,029	6,427
From Variable Annuity Contract Transactions
Contact owners' net payments	41	13	15,921	369	18,770	3,018	6,929	6,391	598
Contract maintenance fees	(1)	(1)	(1,286)	(51)	(1,918)	(651)	(1,128)	(732)	(645)
Surrenders	(593)	(327)	(3,868)	(687)	(6,277)	(10,240)	(6,595)	(5,427)	(7,605)
Death benefits	(90)	(70)	(803)	(106)	(1,558)	(1,983)	(889)	(709)	(559)
Transfer (to) from other portfolios	48	(15)	5,244	593	5,415	1,354	(44,552)	(4,433)	(907)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(595)	(400)	15,208	118	14,432	(8,502)	(46,235)	(4,910)	(9,118)
Total increase (decrease) in net assets	(33)	(170)	22,289	670	27,773	(1,558)	(63,449)	3,119	(2,691)
Net Assets
Beginning of period	5,123	2,590	107,814	7,010	163,257	104,046	158,400	75,165	70,891
End of period	$5,090	$2,420	$130,103	$7,680	$191,030	$102,488	$94,951	$78,284	$68,200

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	MFS Variable Insurance Trust		MFS Variable Insurance Trust II		Oppenheimer Variable Account Funds
	MFS VIT Research Bond SC	MFS VIT Value SC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	Oppenheimer Money Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Fund/VA
From Operations
Net investment income (loss)	$12,205	$1,446	$(29)	$1,070	$(3,060)	$(43)	$(87)	$(61)	$503	$(20)
Net realized gain (loss) on investments	358	24,314	(403)	63	—	164	711	826	164	979
Net unrealized appreciation (depreciation) on investments	17,795	10,730	58	(3,960)	1	(6)	625	338	(393)	(847)
Net increase (decrease) in net assets resulting from operations	30,358	36,490	(374)	(2,827)	(3,059)	115	1,249	1,103	274	112
From Variable Annuity Contract Transactions
Contact owners' net payments	55,291	33,951	1,051	21,940	5,743	4	52	49	45	29
Contract maintenance fees	(7,315)	(4,958)	(56)	(1,196)	(3,254)	(2)	(6)	(6)	(8)	(4)
Surrenders	(28,864)	(18,827)	(145)	(1,925)	(53,605)	(417)	(1,213)	(1,413)	(1,958)	(1,426)
Death benefits	(6,780)	(4,343)	(20)	(851)	(5,592)	(80)	(252)	(363)	(421)	(210)
Transfer (to) from other portfolios	56,188	2,638	(3,682)	(13,689)	391,573	(56)	(45)	(162)	(45)	(376)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	68,520	8,461	(2,852)	4,279	334,865	(551)	(1,464)	(1,895)	(2,387)	(1,987)
Total increase (decrease) in net assets	98,878	44,951	(3,226)	1,452	331,806	(436)	(215)	(792)	(2,113)	(1,875)
Net Assets
Beginning of period	642,579	471,818	4,467	87,721	116,188	3,343	10,032	12,995	18,181	12,082
End of period	$741,457	$516,769	$1,241	$89,173	$447,994	$2,907	$9,817	$12,203	$16,068	$10,207

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	Oppenheimer Variable Account Funds					Van Eck Worldwide Insurance Trust	Invesco Variable Insurance Funds
	Oppenheimer Discovery Mid Cap Growth Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Fund/VA SC	Van Eck Global Hard Asset	Invesco VI American Franchise I	Invesco VI Comstock I	Invesco VI Growth & Income I	Invesco VI Mid-Cap Growth II
From Operations
Net investment income (loss)	$(10)	$(283)	$(118)	$12,348	$(896)	$(5)	$(75)	$24	$216	$(450)
Net realized gain (loss) on investments	38	4,798	1,190	300	31,362	6	201	2,977	7,635	2,013
Net unrealized appreciation (depreciation) on investments	20	570	375	(6,553)	(30,976)	(63)	300	92	(4,121)	828
Net increase (decrease) in net assets resulting from operations	48	5,085	1,447	6,095	(510)	(62)	426	3,093	3,730	2,391
From Variable Annuity Contract Transactions
Contact owners' net payments	4	598	912	9,093	9,305	—	14	84	75	915
Contract maintenance fees	(4)	(344)	(157)	(4,215)	(3,362)	—	(3)	(15)	(15)	(316)
Surrenders	(89)	(3,917)	(1,530)	(27,667)	(21,747)	(9)	(918)	(5,816)	(6,263)	(2,639)
Death benefits	(16)	(350)	(76)	(4,404)	(3,674)	—	(176)	(1,430)	(1,227)	(401)
Transfer (to) from other portfolios	45	(950)	(92)	19,731	(16,781)	(14)	(57)	(1,004)	(1,099)	(2,562)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(60)	(4,963)	(943)	(7,462)	(36,259)	(23)	(1,140)	(8,181)	(8,529)	(5,003)
Total increase (decrease) in net assets	(12)	122	504	(1,367)	(36,769)	(85)	(714)	(5,088)	(4,799)	(2,612)
Net Assets
Beginning of period	1,024	39,883	18,944	427,093	399,020	326	6,990	43,225	46,452	42,639
End of period	$1,012	$40,005	$19,448	$425,726	$362,251	$241	$6,276	$38,137	$41,653	$40,027

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	Invesco Variable Insurance Funds										The Universal Institutional Funds, Inc.
	Invesco VI Equity and Income II	Invesco VI American Franchise II	Invesco VI Comstock II	Invesco VI Growth & Income II	Invesco VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II	Invesco VI International Growth II	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II	UIF Global Real Estate II
From Operations
Net investment income (loss)	$1,172	$(40)	$105	$2,577	$(484)	$(1,003)	$2,034	$640	$30	$(119)	$(58)
Net realized gain (loss) on investments	16,777	442	11,306	82,038	4,399	3,960	23	(32)	(62)	613	316
Net unrealized appreciation (depreciation) on investments	(1,841)	(140)	4,239	(39,501)	64	(1)	994	(3,358)	1,100	(888)	983
Net increase (decrease) in net assets resulting from operations	16,108	262	15,650	45,114	3,979	2,956	3,051	(2,750)	1,068	(394)	1,241
From Variable Annuity Contract Transactions
Contact owners' net payments	9,535	44	4,210	31,639	13,622	1,712	697	20,350	1,628	3,669	9
Contract maintenance fees	(1,815)	(11)	(1,371)	(5,917)	(806)	(715)	(827)	(1,003)	(111)	(150)	(84)
Surrenders	(19,651)	(666)	(18,657)	(32,714)	(1,764)	(6,811)	(11,693)	(2,257)	(589)	(365)	(1,011)
Death benefits	(3,360)	(116)	(2,999)	(6,035)	(480)	(267)	(1,660)	(646)	(34)	(103)	(96)
Transfer (to) from other portfolios	2,519	(64)	(9,360)	(5,848)	7,396	2,065	3,504	(35,310)	3,004	2,140	162
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(12,772)	(813)	(28,177)	(18,875)	17,968	(4,016)	(9,979)	(18,866)	3,898	5,191	(1,020)
Total increase (decrease) in net assets	3,336	(551)	(12,527)	26,239	21,947	(1,060)	(6,928)	(21,616)	4,966	4,797	221
Net Assets
Beginning of period	236,068	4,326	221,495	609,926	56,182	70,321	105,537	81,151	7,841	11,681	10,250
End of period	$239,404	$3,775	$208,968	$636,165	$78,129	$69,261	$98,609	$59,535	$12,807	$16,478	$10,471
The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	Lord Abbett Series Fund, Inc.								Fidelity Variable Insurance Products
	Lord Abbett Growth & Income VC	Lord Abbett Bond Debenture VC	Lord Abbett Mid Cap Stock VC	Lord Abbett Growth Opportunities VC	Lord Abbett Calibrated Dividend Growth VC	Lord Abbett International Opportunities VC	Lord Abbett Classic Stock VC	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2
From Operations
Net investment income (loss)	$(509)	$20,774	$(486)	$(281)	$313	$103	$(117)	$(1,609)	$822	$(34)	$(980)
Net realized gain (loss) on investments	8,400	17,366	5,002	6,174	7,637	4,241	3,151	39,251	2,122	383	15,018
Net unrealized appreciation (depreciation) on investments	(675)	(20,764)	3,807	(4,538)	(3,061)	(6,244)	(1,455)	(27,933)	6,761	(26)	9,319
Net increase (decrease) in net assets resulting from operations	7,216	17,376	8,323	1,355	4,889	(1,900)	1,579	9,709	9,705	323	23,357
From Variable Annuity Contract Transactions
Contact owners' net payments	236	23,029	1,576	388	1,046	4	1,060	10,032	51,320	2	14,942
Contract maintenance fees	(469)	(5,354)	(348)	(223)	(230)	(266)	(239)	(2,244)	(643)	(9)	(2,209)
Surrenders	(16,782)	(35,191)	(11,805)	(3,719)	(7,528)	(3,012)	(1,469)	(9,621)	(7,560)	(757)	(18,151)
Death benefits	(2,546)	(5,913)	(1,709)	(291)	(1,164)	(303)	(317)	(1,972)	(1,083)	(13)	(1,991)
Transfer (to) from other portfolios	(4,956)	34,003	(2,482)	(1,180)	(2,355)	806	(701)	(4,227)	13,346	350	(2,971)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(24,517)	10,574	(14,768)	(5,025)	(10,231)	(2,771)	(1,666)	(8,032)	55,380	(427)	(10,380)
Total increase (decrease) in net assets	(17,301)	27,950	(6,445)	(3,670)	(5,342)	(4,671)	(87)	1,677	65,085	(104)	12,977
Net Assets
Beginning of period	129,041	546,338	89,509	32,228	55,197	31,920	25,161	221,856	70,003	3,295	248,636
End of period	$111,740	$574,288	$83,064	$28,558	$49,855	$27,249	$25,074	$223,533	$135,088	$3,191	$261,613

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	Fidelity Variable Insurance Products					Franklin Templeton Variable Insurance Products Trust
	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth VIP CL 2	Franklin Income VIP CL 2	Franklin Rising Dividend VIP CL 2	Franklin Small-Mid Cap Growth VIP CL 2	Franklin Small Cap Value VIP CL 2
From Operations
Net investment income (loss)	$(3,268)	$141	$1,325	$2	$5	$(235)	$9,617	$820	$(312)	$(265)
Net realized gain (loss) on investments	11,441	385	272	105	85	3,324	1,661	19,152	5,171	5,561
Net unrealized appreciation (depreciation) on investments	(1,813)	196	5,105	(74)	(19)	(2,303)	(3,721)	2,665	(3,591)	(6,331)
Net increase (decrease) in net assets resulting from operations	6,360	722	6,702	33	71	786	7,557	22,637	1,268	(1,035)
From Variable Annuity Contract Transactions
Contact owners' net payments	27,446	5	4,952	1	4	612	16,807	14,704	1,805	1,327
Contract maintenance fees	(3,086)	(56)	(1,461)	(5)	(14)	(165)	(1,780)	(3,353)	(216)	(421)
Surrenders	(14,409)	(1,102)	(9,648)	(270)	(67)	(2,102)	(22,805)	(23,694)	(1,482)	(2,571)
Death benefits	(2,833)	(201)	(1,722)	—	(57)	(170)	(3,181)	(3,728)	(131)	(639)
Transfer (to) from other portfolios	2,456	(457)	9,090	49	179	(62)	(65,304)	(1,885)	(545)	(5,298)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	9,574	(1,811)	1,211	(225)	45	(1,887)	(76,263)	(17,956)	(569)	(7,602)
Total increase (decrease) in net assets	15,934	(1,089)	7,913	(192)	116	(1,101)	(68,706)	4,681	699	(8,637)
Net Assets
Beginning of period	308,715	10,492	151,144	1,081	1,847	21,883	244,491	369,882	27,080	55,983
End of period	$324,649	$9,403	$159,057	$889	$1,963	$20,782	$175,785	$374,563	$27,779	$47,346

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	Franklin Templeton Variable Insurance Products Trust						American Funds Insurance Series	Legg Mason Partners Variable Equity Trust
	Franklin US Government Securities VIP CL 2	Templeton Growth VIP CL 2	Templeton Foreign VIP CL 2	Templeton Global Bond VIP Fund CL 2	Templeton Developing Markets VIP CL 2	Franklin Mutual Shares VIP CL 2	American Asset Allocation Fund Class 2	ClearBridge Variable Mid Cap Core II	ClearBridge Variable Small Cap Growth II	QS Legg Mason Dynamic Multi-Strategy VIT II
From Operations
Net investment income (loss)	$9,644	$538	$1,137	$13,143	$46	$7,130	$314	$(628)	$(116)	$(76)
Net realized gain (loss) on investments	(169)	7,255	3,714	87	(358)	27,765	5,559	7,773	1,296	447
Net unrealized appreciation (depreciation) on investments	3,929	(13,897)	(19,858)	(11,293)	(83)	673	(3,006)	(5,275)	(1,583)	1,354
Net increase (decrease) in net assets resulting from operations	13,404	(6,104)	(15,007)	1,937	(395)	35,568	2,867	1,870	(403)	1,725
From Variable Annuity Contract Transactions
Contact owners' net payments	41,038	2,380	3,095	28,577	677	33,930	29	3,086	1,089	1,340
Contract maintenance fees	(6,270)	(1,184)	(1,020)	(3,285)	(49)	(6,809)	(433)	(552)	(75)	(409)
Surrenders	(29,273)	(10,944)	(10,126)	(20,193)	(171)	(41,307)	(3,881)	(2,539)	(473)	(904)
Death benefits	(6,399)	(2,111)	(1,202)	(3,486)	(10)	(7,326)	(867)	(508)	(45)	(99)
Transfer (to) from other portfolios	50,285	(17,585)	(8,686)	27,919	(3,001)	(33,056)	(1,268)	903	520	6,133
Net increase (decrease) in net assets resulting from variable annuity contract transactions	49,381	(29,444)	(17,939)	29,532	(2,554)	(54,568)	(6,420)	390	1,016	6,061
Total increase (decrease) in net assets	62,785	(35,548)	(32,946)	31,469	(2,949)	(19,000)	(3,553)	2,260	613	7,786
Net Assets
Beginning of period	560,230	176,917	140,153	315,568	4,214	747,537	70,370	56,901	11,118	30,601
End of period	$623,015	$141,369	$107,207	$347,037	$1,265	$728,537	$66,817	$59,161	$11,731	$38,387

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	PIMCO Variable Insurance Trust							Royce Capital Fund
	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	PIMCO VIT All Asset Advisor	PIMCO VIT Global Diversified Allocation Portfolio	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
From Operations
Net investment income (loss)	$119	$(178)	$429	$(518)	$7,972	$152	$32	$(283)	$(2,300)
Net realized gain (loss) on investments	(22)	48	(259)	109	(41)	(310)	21	2,135	32,417
Net unrealized appreciation (depreciation) on investments	2,380	(280)	5,426	(96)	16,664	227	(11)	(3,565)	(32,863)
Net increase (decrease) in net assets resulting from operations	2,477	(410)	5,596	(505)	24,595	69	42	(1,713)	(2,746)
From Variable Annuity Contract Transactions
Contact owners' net payments	971	3,188	14,306	2,529	23,192	694	185	1,675	11,067
Contract maintenance fees	(123)	(805)	(3,527)	(802)	(8,111)	(77)	(11)	(226)	(1,963)
Surrenders	(494)	(6,897)	(15,930)	(6,391)	(44,209)	(181)	(57)	(1,187)	(8,754)
Death benefits	(248)	(1,073)	(2,808)	(640)	(8,240)	(73)	—	(172)	(1,603)
Transfer (to) from other portfolios	247	3,713	21,348	2,676	32,869	(5,958)	525	(10,452)	(7,371)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	353	(1,874)	13,389	(2,628)	(4,499)	(5,595)	642	(10,362)	(8,624)
Total increase (decrease) in net assets	2,830	(2,284)	18,985	(3,133)	20,096	(5,526)	684	(12,075)	(11,370)
Net Assets
Beginning of period	11,064	86,219	317,960	82,907	818,498	6,413	615	29,991	209,486
End of period	$13,894	$83,935	$336,945	$79,774	$838,594	$887	$1,299	$17,916	$198,116

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2014
($ in thousands)

	Guggenheim Variable Fund					Rydex Variable Trust
	Guggenheim Floating Rate Strategies (Series F)	Guggenheim Macro Opportunities Strategies (Series M)	Guggenheim Multi-Hedge Strategies	Guggenheim Global Managed Futures Strategy	Guggenheim Long Short Equity	Rydex Inverse S&P 500 Strategy	Rydex Inverse Government Long Bond	Rydex Commodities Strategy
From Operations
Net investment income (loss)	$(3)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	—	—	—	—	—	(5)	1	—
Net unrealized appreciation (depreciation) on investments	4	—	7	14	2	—	(4)	(4)
Net increase (decrease) in net assets resulting from operations	1	—	7	14	2	(5)	(3)	(4)
From Variable Annuity Contract Transactions
Contact owners' net payments	336	4	158	110	31	38	—	4
Contract maintenance fees	—	—	—	—	—	—	—	—
Surrenders	(3)	—	(5)	—	(2)	—	—	—
Death benefits	—	—	—	—	—	—	—	—
Transfer (to) from other portfolios	129	—	22	41	21	(33)	2	2
Net increase (decrease) in net assets resulting from variable annuity contract transactions	462	4	175	151	50	5	2	6
Total increase (decrease) in net assets	463	4	182	165	52	—	(1)	2
Net Assets
Beginning of period	84	—	—	—	—	—	7	7
End of period	$547	$4	$182	$165	$52	$—	$6	$9

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2013
($ in thousands)

	Goldman Sachs Variable Insurance Trust
	Goldman Sachs Large Cap Value	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Strategic Growth	Goldman Sachs Mid Cap Value	Goldman Sachs Strategic Growth SC	Goldman Sachs Large Cap Value Fund SC	Goldman Sachs Strategic International Equity SC	Goldman Sachs Structured Small Cap Equity SC
From Operations
Net investment income (loss)	$(5)	$317	$(88)	$(92)	$(307)	$(20)	$(1,566)	$(241)	$404	$(29)
Net realized gain (loss) on investments	10,375	(2,072)	2,281	5,279	4,396	1,061	9,975	27,280	1,693	5,135
Net unrealized appreciation (depreciation) on investments	8,892	11,172	9,077	4,951	7,132	1,897	31,340	20,494	10,097	2,011
Net increase (decrease) in net assets resulting from operations	19,262	9,417	11,270	10,138	11,221	2,938	39,749	47,533	12,194	7,117
From Variable Annuity Contract Transactions
Contact owners' net payments	196	91	137	130	102	17	18,545	373	1,098	8
Contract maintenance fees	(93)	(144)	(25)	(63)	(71)	(11)	(1,350)	(1,511)	(541)	(222)
Surrenders	(9,985)	(5,196)	(4,973)	(4,669)	(5,051)	(2,293)	(5,818)	(7,419)	(3,149)	(1,301)
Death benefits	(1,865)	(1,005)	(1,072)	(720)	(952)	(65)	(999)	(1,344)	(482)	(157)
Transfer (to) from other portfolios	(2,579)	(2,134)	(1,125)	(1,454)	(1,506)	(176)	2,243	(18,020)	(3,697)	(2,327)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(14,326)	(8,388)	(7,058)	(6,776)	(7,478)	(2,528)	12,621	(27,921)	(6,771)	(3,999)
Total increase (decrease) in net assets	4,936	1,029	4,212	3,362	3,743	410	52,370	19,612	5,423	3,118
Net Assets
Beginning of period	66,725	45,279	34,702	32,802	39,962	10,377	118,718	162,251	57,154	22,221
End of period	$71,661	$46,308	$38,914	$36,164	$43,705	$10,787	$171,088	$181,863	$62,577	$25,339

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2013
($ in thousands)

	Goldman Sachs Variable Insurance Trust				Calvert Variable Series, Inc.	MFS Variable Insurance Trust
	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC	Goldman Sachs Mid Cap Value SC	Goldman Sachs Global Markets Navigator SC	Calvert VP SRI Balanced	MFS Growth Series IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC	MFS New Discovery IC
From Operations
Net investment income (loss)	$(3)	$(809)	$(641)	$(11)	$(7)	$(58)	$(79)	$(26)	$162	$(46)
Net realized gain (loss) on investments	54	6,646	13,087	76	148	305	412	479	1,029	80
Net unrealized appreciation (depreciation) on investments	208	13,126	18,741	47	122	1,281	1,660	1,965	4,272	1,067
Net increase (decrease) in net assets resulting from operations	259	18,963	31,187	112	263	1,528	1,993	2,418	5,463	1,101
From Variable Annuity Contract Transactions
Contact owners' net payments	1	1,252	18,691	239	—	46	48	43	62	3
Contract maintenance fees	(7)	(501)	(1,183)	(10)	(1)	(5)	(6)	(5)	(15)	(2)
Surrenders	(34)	(2,317)	(3,400)	(39)	(189)	(652)	(915)	(1,055)	(4,458)	(310)
Death benefits	(19)	(466)	(741)	—	(59)	(138)	(198)	(488)	(973)	(115)
Transfer (to) from other portfolios	(84)	(6,672)	6,090	2,964	6	108	(66)	(173)	(241)	246
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(143)	(8,704)	19,457	3,154	(243)	(641)	(1,137)	(1,678)	(5,625)	(178)
Total increase (decrease) in net assets	116	10,259	50,644	3,266	20	887	856	740	(162)	923
Net Assets
Beginning of period	775	65,143	90,337	0	1,710	4,793	6,955	8,814	33,710	2,777
End of period	$891	$75,402	$140,981	$3,266	$1,730	$5,680	$7,811	$9,554	$33,548	$3,700

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2013
($ in thousands)

	MFS Variable Insurance Trust
	MFS Utilities IC	MFS Investors Growth Stock IC	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC	MFS Total Return SC	MFS New Discovery SC	MFS Utilities SC	MFS Investors Growth Stock SC
From Operations
Net investment income (loss)	$47	$(19)	$(700)	$(51)	$(146)	$601	$(1,524)	$692	$(313)
Net realized gain (loss) on investments	286	92	1,210	211	1,892	1,173	4,130	2,023	5,603
Net unrealized appreciation (depreciation) on investments	561	560	23,739	1,415	31,709	13,941	41,294	8,417	11,661
Net increase (decrease) in net assets resulting from operations	894	633	24,249	1,575	33,455	15,715	43,900	11,132	16,951
From Variable Annuity Contract Transactions
Contact owners' net payments	2	8	20,145	814	30,579	6,617	16,796	9,545	1,096
Contract maintenance fees	(2)	(1)	(856)	(37)	(1,384)	(551)	(1,280)	(597)	(587)
Surrenders	(558)	(377)	(2,123)	(339)	(4,472)	(10,054)	(4,334)	(3,140)	(3,976)
Death benefits	(183)	(122)	(556)	(151)	(867)	(1,506)	(954)	(463)	(682)
Transfer (to) from other portfolios	(161)	(24)	14,834	152	17,100	4,123	1,849	3,895	(4,215)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(902)	(516)	31,444	439	40,956	(1,371)	12,077	9,240	(8,364)
Total increase (decrease) in net assets	(8)	117	55,693	2,014	74,411	14,344	55,977	20,372	8,587
Net Assets
Beginning of period	5,131	2,473	52,121	4,996	88,846	89,702	102,423	54,793	62,304
End of period	$5,123	$2,590	$107,814	$7,010	$163,257	$104,046	$158,400	$75,165	$70,891

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2013
($ in thousands)

	MFS Variable Insurance Trust		MFS Variable Insurance Trust II		Oppenheimer Variable Account Funds
	MFS VIT Research Bond SC	MFS VIT Value SC	MFS VIT II Emerging Markets Equity SC	MFS VIT II International Value SC	Oppenheimer Money Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Global Fund/VA
From Operations
Net investment income (loss)	$622	$(204)	$14	$354	$(1,328)	$(43)	$(34)	$(29)	$729	$9
Net realized gain (loss) on investments	2,646	8,643	(26)	17	—	55	338	405	190	440
Net unrealized appreciation (depreciation) on investments	(15,738)	104,539	(302)	12,756	(1)	884	2,042	2,862	(1,216)	2,214
Net increase (decrease) in net assets resulting from operations	(12,470)	112,978	(314)	13,127	(1,329)	896	2,346	3,238	(297)	2,663
From Variable Annuity Contract Transactions
Contact owners' net payments	72,574	58,117	2,752	26,868	11,716	9	21	73	104	7
Contract maintenance fees	(5,391)	(3,826)	(54)	(803)	(895)	(3)	(6)	(7)	(11)	(5)
Surrenders	(17,435)	(11,787)	(111)	(989)	(33,769)	(304)	(1,077)	(1,478)	(2,402)	(1,297)
Death benefits	(4,065)	(2,554)	(30)	(376)	(2,988)	(83)	(172)	(476)	(856)	(198)
Transfer (to) from other portfolios	132,069	18,489	(145)	19,753	45,865	(3)	(219)	(242)	(264)	(517)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	177,752	58,439	2,412	44,453	19,929	(384)	(1,453)	(2,130)	(3,429)	(2,010)
Total increase (decrease) in net assets	165,282	171,417	2,098	57,580	18,600	512	893	1,108	(3,726)	653
Net Assets
Beginning of period	477,297	300,401	2,369	30,141	97,588	2,831	9,139	11,887	21,907	11,429
End of period	$642,579	$471,818	$4,467	$87,721	$116,188	$3,343	$10,032	$12,995	$18,181	$12,082

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2013
($ in thousands)

	Oppenheimer Variable Account Funds					Van Eck Worldwide Insurance Trust	Invesco Variable Insurance Funds
	Oppenheimer Discovery Mid Cap Growth Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC	Oppenheimer Global Strategic Income Fund/VA SC	Oppenheimer Global Fund/VA SC	Van Eck Global Hard Asset	Invesco VI American Franchise	Invesco VI Comstock	Invesco VI Growth & Income	Invesco VI Mid-Cap Growth II
From Operations
Net investment income (loss)	$(10)	$(56)	$(58)	$13,901	$202	$(3)	$(50)	$166	$97	$(339)
Net realized gain (loss) on investments	48	1,954	407	313	8,395	15	(37)	1,906	2,893	1,329
Net unrealized appreciation (depreciation) on investments	236	7,388	3,912	(20,004)	74,213	14	2,203	10,151	9,634	10,501
Net increase (decrease) in net assets resulting from operations	274	9,286	4,261	(5,790)	82,810	26	2,116	12,223	12,624	11,491
From Variable Annuity Contract Transactions
Contact owners' net payments	4	1,063	1,688	35,251	21,590	—	20	49	61	1,109
Contract maintenance fees	(4)	(312)	(129)	(3,523)	(2,977)	—	(3)	(17)	(17)	(269)
Surrenders	(84)	(2,446)	(826)	(17,857)	(14,005)	(25)	(957)	(5,272)	(5,986)	(1,839)
Death benefits	—	(372)	(167)	(3,371)	(2,900)	—	(73)	(1,099)	(1,291)	(316)
Transfer (to) from other portfolios	(42)	(1,335)	1,195	67,962	(11,393)	15	(190)	(1,573)	(1,617)	(919)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(126)	(3,402)	1,761	78,462	(9,685)	(10)	(1,203)	(7,912)	(8,850)	(2,234)
Total increase (decrease) in net assets	148	5,884	6,022	72,672	73,125	16	913	4,311	3,774	9,257
Net Assets
Beginning of period	876	33,999	12,922	354,421	325,895	310	6,077	38,914	42,678	33,382
End of period	$1,024	$39,883	$18,944	$427,093	$399,020	$326	$6,990	$43,225	$46,452	$42,639

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2013
($ in thousands)

	Invesco Variable Insurance Funds										The Universal Institutional Funds, Inc.
	Invesco VI Equity and Income II	Invesco VI American Franchise II	Invesco VI Comstock II	Invesco VI Growth & Income II	Invesco VI American Value II	Invesco VI Balanced Risk Allocation II	Invesco VI Government Securities II	Invesco VI International Growth II	Invesco VI Global Real Estate II	Invesco VI Small Cap Equity II	UIF Global Real Estate II
From Operations
Net investment income (loss)	$955	$(30)	$814	$1,089	$(118)	$204	$2,608	$186	$233	$(70)	$264
Net realized gain (loss) on investments	4,269	242	7,288	18,032	102	1,856	23	31	(131)	95	122
Net unrealized appreciation (depreciation) on investments	38,473	1,060	52,468	125,672	10,126	(2,364)	(6,674)	9,563	(330)	2,162	(249)
Net increase (decrease) in net assets resulting from operations	43,697	1,272	60,570	144,793	10,110	(304)	(4,043)	9,780	(228)	2,187	137
From Variable Annuity Contract Transactions
Contact owners' net payments	20,311	3	5,336	63,313	15,368	22,391	720	23,375	3,893	3,984	18
Contract maintenance fees	(1,430)	(11)	(1,202)	(4,781)	(482)	(603)	(791)	(679)	(82)	(92)	(81)
Surrenders	(14,296)	(385)	(15,500)	(22,211)	(843)	(1,991)	(8,465)	(1,363)	(190)	(116)	(695)
Death benefits	(2,996)	(13)	(2,672)	(4,685)	(224)	(374)	(1,773)	(413)	(16)	(45)	(78)
Transfer (to) from other portfolios	12,454	(144)	(12,876)	9,559	12,295	17,993	10,673	19,868	1,224	2,272	(118)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	14,043	(550)	(26,914)	41,195	26,114	37,416	364	40,788	4,829	6,003	(954)
Total increase (decrease) in net assets	57,740	722	33,656	185,988	36,224	37,112	(3,679)	50,568	4,601	8,190	(817)
Net Assets
Beginning of period	178,328	3,604	187,839	423,938	19,958	33,209	109,216	30,583	3,240	3,491	11,067
End of period	$236,068	$4,326	$221,495	$609,926	$56,182	$70,321	$105,537	$81,151	$7,841	$11,681	$10,250

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2013
($ in thousands)

	Lord Abbett Series Fund, Inc.								Fidelity Variable Insurance Products
	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Stock	Lord Abbett Growth Opportunities	Lord Abbett Calibrated Dividend Growth	Lord Abbett International Opportunities	Lord Abbett Classic Stock	Lord Abbett Series Fundamental Equity VC	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2
From Operations
Net investment income (loss)	$(670)	$21,016	$(517)	$(278)	$334	$267	$(22)	$(1,772)	$306	$(29)	$(585)
Net realized gain (loss) on investments	5,355	11,607	3,201	5,934	5,975	4,152	2,833	28,231	1,886	134	4,110
Net unrealized appreciation (depreciation) on investments	32,128	(317)	19,587	3,501	5,540	3,586	2,531	26,452	13,577	769	52,128
Net increase (decrease) in net assets resulting from operations	36,813	32,306	22,271	9,157	11,849	8,005	5,342	52,911	15,769	874	55,653
From Variable Annuity Contract Transactions
Contact owners' net payments	226	55,389	1,199	504	2,419	32	3,215	27,178	8,855	3	28,193
Contract maintenance fees	(452)	(4,095)	(329)	(208)	(183)	(257)	(204)	(1,825)	(511)	(9)	(1,795)
Surrenders	(12,818)	(26,087)	(9,845)	(2,365)	(5,674)	(1,663)	(1,021)	(6,261)	(4,117)	(188)	(10,609)
Death benefits	(2,451)	(4,835)	(1,512)	(280)	(884)	(241)	(172)	(1,271)	(811)	(7)	(1,999)
Transfer (to) from other portfolios	(9,015)	74,429	(5,276)	(1,604)	1,612	(2,371)	1,283	12,696	3,127	46	7,120
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(24,510)	94,801	(15,763)	(3,953)	(2,710)	(4,500)	3,101	30,517	6,543	(155)	20,910
Total increase (decrease) in net assets	12,303	127,107	6,508	5,204	9,139	3,505	8,443	83,428	22,312	719	76,563
Net Assets
Beginning of period	116,738	419,231	83,001	27,024	46,058	28,415	16,718	138,428	47,691	2,576	172,073
End of period	$129,041	$546,338	$89,509	$32,228	$55,197	$31,920	$25,161	$221,856	$70,003	$3,295	$248,636

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2013
($ in thousands)

	Fidelity Variable Insurance Products					Franklin Templeton Variable Insurance Products Trust
	Fidelity Mid Cap SC2	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity SC2	Fidelity Freedom Fund - 2020 Maturity SC2	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2
From Operations
Net investment income (loss)	$(2,100)	$118	$1,646	$4	$5	$(208)	$11,872	$1,530	$(276)	$88
Net realized gain (loss) on investments	38,754	864	1,849	45	76	399	975	8,966	1,883	2,549
Net unrealized appreciation (depreciation) on investments	38,693	1,411	(8,262)	68	166	5,536	13,568	68,830	5,547	12,267
Net increase (decrease) in net assets resulting from operations	75,347	2,393	(4,767)	117	247	5,727	26,415	79,326	7,154	14,904
From Variable Annuity Contract Transactions
Contact owners' net payments	41,646	14	12,735	1	5	1,285	24,961	35,676	2,499	1,949
Contract maintenance fees	(2,492)	(52)	(1,254)	(4)	(12)	(132)	(1,582)	(2,849)	(180)	(384)
Surrenders	(9,785)	(801)	(6,661)	(32)	(144)	(830)	(14,492)	(14,927)	(1,189)	(1,538)
Death benefits	(1,836)	(115)	(1,886)	(94)	(11)	(183)	(2,421)	(3,257)	(121)	(322)
Transfer (to) from other portfolios	11,516	(652)	19,697	88	(41)	868	18,111	9,941	443	(3,013)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	39,049	(1,606)	22,631	(41)	(203)	1,008	24,577	24,584	1,452	(3,308)
Total increase (decrease) in net assets	114,396	787	17,864	76	44	6,735	50,992	103,910	8,606	11,596
Net Assets
Beginning of period	194,319	9,705	133,280	1,005	1,803	15,148	193,499	265,972	18,474	44,387
End of period	$308,715	$10,492	$151,144	$1,081	$1,847	$21,883	$244,491	$369,882	$27,080	$55,983
The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2013
($ in thousands)

	Franklin Templeton Variable Insurance Products Trust						American Funds Insurance Series	Legg Mason Partners Variable Equity Trust
	Franklin US Government Fund	Templeton Growth Securities	Templeton Foreign Securities	Templeton Global Bond Securities Fund II	Templeton Developing Markets Sec CL2	Mutual Shares Securities	American Asset Allocation Fund Class 2	ClearBridge Variable Mid Cap Core II	ClearBridge Variable Small Cap Growth II	Legg Mason Dynamic Multi-Strategy VIT II
From Operations
Net investment income (loss)	$8,546	$2,767	$1,727	$10,037	$42	$6,931	$302	$(573)	$(100)	$(67)
Net realized gain (loss) on investments	(121)	3,523	3,163	3,477	(55)	11,371	1,892	4,880	824	35
Net unrealized appreciation (depreciation) on investments	(24,870)	37,088	20,856	(12,795)	(161)	137,304	11,498	10,077	2,221	2,753
Net increase (decrease) in net assets resulting from operations	(16,445)	43,378	25,746	719	(174)	155,606	13,692	14,384	2,945	2,721
From Variable Annuity Contract Transactions
Contact owners' net payments	65,457	3,264	3,729	51,718	2,482	62,575	114	7,905	1,382	7,511
Contract maintenance fees	(4,849)	(1,142)	(963)	(2,477)	(51)	(5,651)	(396)	(469)	(70)	(243)
Surrenders	(19,668)	(8,234)	(6,557)	(12,013)	(67)	(27,283)	(3,484)	(1,807)	(296)	(321)
Death benefits	(4,172)	(1,912)	(958)	(2,417)	(19)	(5,873)	(949)	(336)	(119)	(13)
Transfer (to) from other portfolios	105,807	(16,199)	(1,130)	53,261	(571)	10,646	(2,809)	1,405	2,503	14,007
Net increase (decrease) in net assets resulting from variable annuity contract transactions	142,575	(24,223)	(5,879)	88,072	1,774	34,414	(7,524)	6,698	3,400	20,941
Total increase (decrease) in net assets	126,130	19,155	19,867	88,791	1,600	190,020	6,168	21,082	6,345	23,662
Net Assets
Beginning of period	434,100	157,762	120,286	226,777	2,614	557,517	64,202	35,819	4,773	6,939
End of period	$560,230	$176,917	$140,153	$315,568	$4,214	$747,537	$70,370	$56,901	$11,118	$30,601

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2013
($ in thousands)

	PIMCO Variable Insurance Trust							Royce Capital Fund
	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	PIMCO VIT All Asset Advisor	PIMCO VIT Global Diversified Allocation Portfolio	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
From Operations
Net investment income (loss)	$134	$56	$1,879	$(372)	$7,330	$262	$18	$(208)	$(270)
Net realized gain (loss) on investments	248	39	2,192	17	6,896	(189)	17	943	13,625
Net unrealized appreciation (depreciation) on investments	(2,396)	(1,227)	(36,589)	(84)	(39,680)	(311)	(11)	4,104	37,072
Net increase (decrease) in net assets resulting from operations	(2,014)	(1,132)	(32,518)	(439)	(25,454)	(238)	24	4,839	50,427
From Variable Annuity Contract Transactions
Contact owners' net payments	2,338	8,674	44,560	7,655	71,327	5,246	91	3,575	27,144
Contract maintenance fees	(123)	(680)	(2,839)	(555)	(6,862)	(100)	(3)	(247)	(1,722)
Surrenders	(516)	(5,170)	(9,800)	(3,846)	(27,833)	(219)	(8)	(1,015)	(5,539)
Death benefits	(230)	(769)	(2,121)	(491)	(5,810)	(44)	—	(173)	(1,192)
Transfer (to) from other portfolios	(949)	16,724	70,691	32,858	120,700	(2,632)	511	1,394	6,118
Net increase (decrease) in net assets resulting from variable annuity contract transactions	520	18,779	100,491	35,621	151,522	2,251	591	3,534	24,809
Total increase (decrease) in net assets	(1,494)	17,647	67,973	35,182	126,068	2,013	615	8,373	75,236
Net Assets
Beginning of period	12,558	68,572	249,987	47,725	692,430	4,400	—	21,618	134,250
End of period	$11,064	$86,219	$317,960	$82,907	$818,498	$6,413	$615	$29,991	$209,486

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
For the Year Ended December 31, 2013
($ in thousands)

	Guggenheim Variable Fund	Rydex Variable Trust
	Guggenheim Floating Rate Strategies (Series F)	Rydex Inverse Government Long Bond	Rydex Commodities Strategy
From Operations
Net investment income (loss)	$—	$—	$—
Net realized gain (loss) on investments	—	—	—
Net unrealized appreciation (depreciation) on investments	1	—	—
Net increase (decrease) in net assets resulting from operations	1	—	—
From Variable Annuity Contract Transactions
Contact owners' net payments	83	7	7
Contract maintenance fees	—	—	—
Surrenders	—	—	—
Death benefits	—	—	—
Transfer (to) from other portfolios	—	—	—
Net increase (decrease) in net assets resulting from variable annuity contract transactions	83	7	7
Total increase (decrease) in net assets	84	7	7
Net Assets
Beginning of period	—	—	—
End of period	$84	$7	$7

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

1.  ORGANIZATION

The Protective Variable Annuity Separate Account ("Separate Account") was established by Protective Life Insurance Company ("Protective Life") under the provisions of Tennessee law and commenced operations on March 14, 1994. Protective Life is a wholly owned subsidiary of Protective Life Corporation ("PLC"). On February 1, 2015, PLC and its subsidiaries became wholly owned subsidiaries of The Dai-ichi Life Insurance Company, Limited, a kabushiki kaisha organized under the laws of Japan. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts ("Contracts") issued by Protective Life are allocated until maturity or termination of the Contracts. The following is a list of each variable annuity product funded by the Separate Account:

Protective Variable Annuity	Protective Values Access
Elements Classic	Protective Rewards B2A
Elements Access	Protective Rewards II
Elements Plus	Protective Access
Protective Advantage	Protective Rewards Elite
Protective Variable Annuity II	Protective Access XL
Mileage Credit	Protective Dimensions
Protective Values	Protective Variable Annuity (2012) L,B,C Series
Protective Values Advantage	Protective Investors Series

Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. The Separate Account follows the accounting and reporting guidance in ASC Topic 946, "Financial Services — Investment Companies".

During the years ended December 31, 2014 and 2013, assets were invested in one hundred eight subaccounts.

Subaccounts

Goldman Sachs Large Cap Value

Goldman Sachs Strategic International Equity

Goldman Sachs US Equity Insights(b)

Goldman Sachs Small Cap Equity Insights(b)

Goldman Sachs Strategic Growth

Goldman Sachs Mid Cap Value(a)

Goldman Sachs Strategic Growth SC

Goldman Sachs Large Cap Value Fund SC(a)

Goldman Sachs Strategic International Equity SC

Goldman Sachs Small Cap Equity Insights SC(b)

Goldman Sachs US Equity Insights SC(b)

Goldman Sachs VIT Growth Opportunities SC

Goldman Sachs Mid Cap Value SC

Goldman Sachs Global Markets Navigator SC

Calvert VP SRI Balanced(a)

MFS Growth Series IC

MFS Research IC

MFS Investors Trust IC

MFS Total Return IC

MFS New Discovery IC

MFS Utilities IC

MFS Investors Growth Stock IC

MFS Growth Series SC

MFS Research SC

MFS Investors Trust SC

MFS Total Return SC

MFS New Discovery SC

MFS Utilities SC

MFS Investors Growth Stock SC

MFS VIT Research Bond SC

MFS VIT Value SC

MFS VIT II Emerging Markets Equity SC

MFS VIT II International Value SC

Oppenheimer Money Fund/VA

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

1.  ORGANIZATION — (Continued)

Subaccounts — continued

Oppenheimer Discovery Mid Cap Growth Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Fund/VA

Oppenheimer Discovery Mid Cap Growth Fund/VA SC

Oppenheimer Capital Appreciation Fund/VA SC

Oppenheimer Main Street Fund/VA SC

Oppenheimer Global Strategic Income Fund/VA SC

Oppenheimer Global Fund/VA SC

Van Eck Global Hard Asset(a)

Invesco VI American Franchise I

Invesco VI Comstock I

Invesco VI Growth & Income I

Invesco VI Mid-Cap Growth II(a)

Invesco VI Equity and Income II

Invesco VI American Franchise II

Invesco VI Comstock II

Invesco VI Growth & Income II

Invesco VI American Value II

Invesco VI Balanced Risk Allocation II

Invesco VI Government Securities II

Invesco VI International Growth II

Invesco VI Global Real Estate II

Invesco VI Small Cap Equity II

UIF Global Real Estate II

Lord Abbett Growth & Income VC

Lord Abbett Bond Debenture VC

Lord Abbett Mid Cap Stock VC

Lord Abbett Growth Opportunities VC(a)

Lord Abbett Calibrated Dividend Growth VC(a)

Lord Abbett International Opportunities VC

Lord Abbett Classic Stock VC

Lord Abbett Series Fundamental Equity VC

Fidelity Index 500 Portfolio SC2

Fidelity Growth Portfolio SC2(a)

Fidelity Contrafund Portfolio SC2

Fidelity Mid Cap SC2

Fidelity Equity Income SC2

Fidelity Investment Grade Bonds SC2

Fidelity Freedom Fund - 2015 Maturity SC2

Fidelity Freedom Fund - 2020 Maturity SC2

Franklin Flex Cap Growth VIP CL 2(b)

Franklin Income VIP CL 2(b)

Franklin Rising Dividend VIP CL 2(b)

Franklin Small-Mid Cap Growth VIP CL 2(b)

Franklin Small Cap Value VIP CL 2(b)

Franklin US Government Securities VIP CL 2(b)

Templeton Growth VIP CL 2(b)

Templeton Foreign VIP CL 2(b)

Templeton Global Bond VIP Fund CL 2(b)

Templeton Developing Markets VIP CL 2(b)

Franklin Mutual Shares VIP CL 2(b)

American Asset Allocation Fund Class 2(a)

ClearBridge Variable Mid Cap Core II

ClearBridge Variable Small Cap Growth II

QS Legg Mason Dynamic Multi-Strategy VIT II(b)

PIMCO VIT Long-Term US Government Advisor

PIMCO VIT Low Duration Advisor

PIMCO VIT Real Return Advisor

PIMCO VIT Short-Term Advisor

PIMCO VIT Total Return Advisor

PIMCO VIT All Asset Advisor

PIMCO VIT Global Diversified Allocation Portfolio

Royce Capital Fund Micro-Cap SC

Royce Capital Fund Small-Cap SC

Guggenheim Floating Rate Strategies (Series F)

Guggenheim Macro Opportunities Strategies (Series M)(c)

Guggenheim Multi-Hedge Strategies(c)

Guggenheim Global Managed Futures Strategy(c)

Guggenheim Long Short Equity(c)

Rydex Inverse S&P 500 Strategy(c)

Rydex Inverse Government Long Bond

Rydex Commodities Strategy

(a)  Not available for new contracts.

(b)  Subaccounts name changed. See below.

(c)  New subaccounts added November 4, 2013 but no investment activity until 2014.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

1.  ORGANIZATION — (Continued)

Subaccount Name Changes in 2014

Old Subaccounts Name	New Subaccounts Name
Goldman Sachs Structured US Equity	Goldman Sachs US Equity Insights
Goldman Sachs Structured Small Cap Equity	Goldman Sachs Small Cap Equity Insights
Goldman Sachs Structured Small Cap	Goldman Sachs Small Cap Equity Insights SC Equity SC
Goldman Sachs Structured US Equity SC	Goldman Sachs US Equity Insights SC
Franklin Flex Cap Growth Securities	Franklin Flex Cap Growth VIP CL 2
Franklin Income Securities	Franklin Income VIP CL 2
Franklin Rising Dividend Securities	Franklin Rising Dividend VIP CL 2
Franklin Small-Mid Cap Growth Securities	Franklin Small-Mid Cap Growth VIP CL 2
Franklin Small Cap Value Securities CL 2	Franklin Small Cap Value VIP CL 2
Franklin US Government Fund	Franklin US Government Securities VIP CL 2
Templeton Growth Securities	Templeton Growth VIP CL 2
Templeton Foreign Securities	Templeton Foreign VIP CL 2
Templeton Global Bond Securities Fund II	Templeton Global Bond VIP Fund CL 2
Templeton Developing Markets Sec CL 2	Templeton Developing Markets VIP CL 2
Franklin Mutual Shares Securities	Franklin Mutual Shares VIP CL 2
Legg Mason Dynamic Multi-Strategy VIT II	QS Legg Mason Dynamic Multi-Strategy VIT II

Gross premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. The Separate Account's assets are the property of Protective Life and are segregated from Protective Life's other assets.

Contract owners may allocate some or all of applicable gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account's balance as of December 31, 2014 was approximately $223.8 million.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios ("Funds"), whose investments are stated at fair value. The net assets of each subaccount of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds' shares (determined for each product using the last-in-first-out (LIFO) basis) and capital gain distributions from the Funds.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

2.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the portfolio. Ordinary dividend and capital gain distributions are from net investment income and net realized gains, respectively, as recorded in the financial statements of the underlying investment company.

Accumulation Unit Value

The Accumulation Unit Value for each class of Accumulation Units in a subaccount at the end of every Valuation Date is the Accumulation Unit value for that class at the end of the previous Valuation Date times the net investment factor as defined in the underlying product prospectuses.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owner's interest to or from another subaccount or to the general account of Protective Life.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The results of the operations of the Separate Account are included in the federal income tax return of PLC. Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2014. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 5%. The mortality risk is fully borne by Protective Life and may result in additional amounts being transferred into the Separate Account by Protective Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Protective Life for the calculated or excess differential. As of December 31, 2014, there are 23 contracts in the annuity payout phase with net assets of approximately $1.4 million.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit and liquidity risks of the underlying

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

2.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets and Liabilities and the amounts reported in the Statements of Changes in Net Assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds identified in Note 1.

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Unadjusted quoted prices for identical assets in an active market.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

  a) Quoted prices for similar assets in active markets

  b) Quoted prices for identical or similar assets in non-active markets

  c) Inputs other than quoted market prices that are observable

  d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

4.  CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the years ended December 31, 2014 and 2013 were as follows:

(in thousands)	2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Large Cap Value	5	(641)	(636)	9	(742)	(733)
Goldman Sachs Strategic International Equity	14	(463)	(449)	1	(580)	(579)
Goldman Sachs US Equity Insights	4	(218)	(214)	—	(269)	(269)
Goldman Sachs Small Cap Equity Insights	3	(177)	(174)	2	(234)	(232)
Goldman Sachs Strategic Growth	4	(380)	(376)	7	(405)	(398)
Goldman Sachs Mid Cap Value	6	(96)	(90)	14	(134)	(120)
Goldman Sachs Strategic Growth SC	452	(1,229)	(777)	1,598	(416)	1,182
Goldman Sachs Large Cap Value Fund SC	207	(2,250)	(2,043)	1	(2,246)	(2,245)
Goldman Sachs Strategic International Equity SC	207	(799)	(592)	33	(748)	(715)
Goldman Sachs Small Cap Equity Insights SC	4	(203)	(199)	—	(253)	(253)
Goldman Sachs US Equity Insights SC	2	(10)	(8)	1	(8)	(7)
Goldman Sachs VIT Growth Opportunities SC	202	(562)	(360)	40	(563)	(523)
Goldman Sachs Mid Cap Value SC	1,977	(2,273)	(296)	1,688	(109)	1,579
Goldman Sachs Global Markets Navigator SC	173	(74)	99	308	(8)	300
Calvert VP SRI Balanced	—	(18)	(18)	—	(15)	(15)
MFS Growth Series IC	20	(44)	(24)	10	(43)	(33)
MFS Research IC	14	(53)	(39)	23	(82)	(59)
MFS Investors Trust IC	7	(73)	(66)	5	(101)	(96)
MFS Total Return IC	10	(261)	(251)	16	(279)	(263)
MFS New Discovery IC	3	(26)	(23)	12	(17)	(5)
MFS Utilities IC	16	(32)	(16)	4	(33)	(29)
MFS Investors Growth Stock IC	5	(43)	(38)	1	(59)	(58)
MFS Growth Series SC	2,491	(1,601)	890	2,460	(81)	2,379
MFS Research SC	117	(111)	6	106	(63)	43

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS Investors Trust SC	3,197	(2,406)	791	3,260	(24)	3,236
MFS Total Return SC	376	(734)	(358)	517	(345)	172
MFS New Discovery SC	3,748	(6,984)	(3,236)	1,527	(150)	1,377
MFS Utilities SC	538	(772)	(234)	1,049	(113)	936
MFS Investors Growth Stock SC	356	(1,175)	(819)	23	(873)	(850)
MFS VIT Research Bond SC	6,821	(348)	6,473	16,634	(23)	16,611
MFS VIT Value SC	6,292	(6,046)	246	4,909	(257)	4,652
MFS VIT II Emerging Markets Equity SC	618	(951)	(333)	481	(241)	240
MFS VIT II International Value SC	6,887	(6,782)	105	3,753	(36)	3,717
Oppenheimer Money Fund/VA	277,903	(226,477)	51,426	42,162	(41,861)	301
Oppenheimer Discovery Mid Cap Growth Fund/VA	6	(34)	(28)	4	(27)	(23)
Oppenheimer Capital Appreciation Fund/VA	11	(78)	(67)	2	(80)	(78)
Oppenheimer Main Street Fund/VA	6	(100)	(94)	5	(133)	(128)
Oppenheimer Global Strategic Income Fund/VA	15	(126)	(111)	7	(168)	(161)
Oppenheimer Global Fund/VA	5	(64)	(59)	4	(74)	(70)
Oppenheimer Discovery Mid Cap Growth Fund/VA SC	8	(11)	(3)	4	(11)	(7)
Oppenheimer Capital Appreciation Fund/VA SC	129	(405)	(276)	63	(266)	(203)
Oppenheimer Main Street Fund/VA SC	248	(298)	(50)	248	(85)	163
Oppenheimer Global Strategic Income Fund/VA SC	1,052	(1,000)	52	6,715	(149)	6,566
Oppenheimer Global Fund/VA SC	5,203	(7,076)	(1,873)	1,139	(504)	635
Van Eck Global Hard Asset	1	(1)	—	1	(1)	—
Invesco VI American Franchise I	2	(148)	(146)	10	(195)	(185)
Invesco VI Comstock I	9	(332)	(323)	3	(372)	(369)
Invesco VI Growth & Income I	11	(399)	(388)	13	(491)	(478)
Invesco VI Mid-Cap Growth II	198	(496)	(298)	215	(352)	(137)
Invesco VI Equity and Income II	1,960	(2,442)	(482)	1,724	(161)	1,563
Invesco VI American Franchise II	14	(91)	(77)	8	(71)	(63)
Invesco VI Comstock II	619	(1,795)	(1,176)	194	(1,372)	(1,178)
Invesco VI Growth & Income II	6,433	(7,354)	(921)	4,531	(277)	4,254
Invesco VI American Value II	2,216	(1,217)	999	1,863	(2)	1,861
Invesco VI Balanced Risk Allocation II	825	(1,123)	(298)	3,676	(610)	3,066
Invesco VI Government Securities II	352	(1,283)	(931)	636	(601)	35
Invesco VI International Growth II	4,686	(6,420)	(1,734)	3,707	(1)	3,706
Invesco VI Global Real Estate II	851	(527)	324	689	(288)	401

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco VI Small Cap Equity II	1,256	(916)	340	510	—	510
UIF Global Real Estate II	105	(183)	(78)	122	(205)	(83)
Lord Abbett Growth & Income VC	20	(1,431)	(1,411)	33	(1,668)	(1,635)
Lord Abbett Bond Debenture VC	2,372	(878)	1,494	8,401	(241)	8,160
Lord Abbett Mid Cap Stock VC	99	(812)	(713)	15	(882)	(867)
Lord Abbett Growth Opportunities VC	107	(309)	(202)	43	(199)	(156)
Lord Abbett Calibrated Dividend Growth VC	167	(634)	(467)	256	(275)	(19)
Lord Abbett International Opportunities VC	78	(284)	(206)	35	(411)	(376)
Lord Abbett Classic Stock VC	354	(484)	(130)	355	(73)	282
Lord Abbett Series Fundamental Equity VC	3,312	(3,946)	(634)	2,771	(160)	2,611
Fidelity Index 500 Portfolio SC2	3,850	(508)	3,342	1,025	(439)	586
Fidelity Growth Portfolio SC2	28	(46)	(18)	27	(38)	(11)
Fidelity Contrafund Portfolio SC2	1,702	(2,294)	(592)	2,550	(510)	2,040
Fidelity Mid Cap SC2	9,673	(9,412)	261	3,981	(216)	3,765
Fidelity Equity Income SC2	4	(109)	(105)	16	(123)	(107)
Fidelity Investment Grade Bonds SC2	772	(562)	210	2,435	(305)	2,130
Fidelity Freedom Fund - 2015 Maturity SC2	16	(33)	(17)	6	(12)	(6)
Fidelity Freedom Fund - 2020 Maturity SC2	30	(25)	5	1	(17)	(16)
Franklin Flex Cap Growth VIP CL 2	306	(438)	(132)	209	(103)	106
Franklin Income VIP CL 2	2,978	(8,487)	(5,509)	2,650	(346)	2,304
Franklin Rising Dividend VIP CL 2	3,856	(5,103)	(1,247)	2,754	(443)	2,311
Franklin Small-Mid Cap Growth VIP CL 2	439	(483)	(44)	331	(171)	160
Franklin Small Cap Value VIP CL 2	621	(1,116)	(495)	199	(379)	(180)
Franklin US Government Securities VIP CL 2	5,777	(643)	5,134	14,290	(273)	14,017
Templeton Growth VIP CL 2	254	(2,315)	(2,061)	58	(2,002)	(1,944)
Templeton Foreign VIP CL 2	437	(1,802)	(1,365)	381	(775)	(394)
Templeton Global Bond VIP Fund CL 2	3,054	(262)	2,792	8,143	(319)	7,824
Templeton Developing Markets VIP CL 2	540	(831)	(291)	470	(300)	170
Franklin Mutual Shares VIP CL 2	9,512	(13,719)	(4,207)	3,568	(596)	2,972
American Asset Allocation Fund Class 2	330	(708)	(378)	96	(588)	(492)
ClearBridge Variable Mid Cap Core II	1,646	(1,721)	(75)	725	(118)	607
ClearBridge Variable Small Cap Growth II	729	(714)	15	295	(60)	235
QS Legg Mason Dynamic Multi-Strategy VIT II	670	(155)	515	1,944	(27)	1,917
PIMCO VIT Long-Term US Government Advisor	218	(192)	26	345	(302)	43
PIMCO VIT Low Duration Advisor	847	(1,011)	(164)	2,277	(470)	1,807
PIMCO VIT Real Return Advisor	2,105	(694)	1,411	9,729	(438)	9,291
PIMCO VIT Short-Term Advisor	853	(1,124)	(271)	4,177	(632)	3,545

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO VIT Total Return Advisor	3,126	(3,350)	(224)	14,917	(1,053)	13,864
PIMCO VIT All Asset Advisor	622	(1,144)	(522)	831	(636)	195
PIMCO VIT Global Diversified Allocation Portfolio	76	(16)	60	67	(9)	58
Royce Capital Fund Micro-Cap SC	686	(1,623)	(937)	519	(135)	384
Royce Capital Fund Small-Cap SC	7,195	(8,154)	(959)	2,620	(314)	2,306
Guggenheim Floating Rate Strategies (Series F)	54	(9)	45	—	—	—
Guggenheim Macro Opportunities Strategies (Series M)	—	—	— (a)	—	—	—
Guggenheim Multi-Hedge Strategies	18	(1)	17	—	—	—
Guggenheim Global Managed Futures Strategy	14	—	14	—	—	—
Guggenheim Long Short Equity	5	—	5	—	—	—
Rydex Inverse S&P 500 Strategy	4	(4)	—	—	—	—
Rydex Inverse Government Long Bond	—	—	— (a)	1	—	1
Rydex Commodities Strategy	1	(1)	—	1	—	1

(a)  Less than 500 units — does not round up to 1,000

5.  INVESTMENTS

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2014 are as follows:

(in thousands)	2014
Subaccount	Purchases	Sales
Goldman Sachs Large Cap Value	$13,043	$16,380
Goldman Sachs Strategic International Equity	2,042	8,334
Goldman Sachs US Equity Insights	2,379	7,371
Goldman Sachs Small Cap Equity Insights	5,006	6,764
Goldman Sachs Strategic Growth	8,067	9,000
Goldman Sachs Mid Cap Value	1,912	2,656
Goldman Sachs Strategic Growth SC	46,576	29,599
Goldman Sachs Large Cap Value Fund SC	37,808	36,486
Goldman Sachs Strategic International Equity SC	5,893	11,123
Goldman Sachs Small Cap Equity Insights SC	3,528	3,854
Goldman Sachs US Equity Insights SC	81	206
Goldman Sachs VIT Growth Opportunities SC	19,376	12,696
Goldman Sachs Mid Cap Value SC	63,011	41,721

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

5.  INVESTMENTS — (Continued)

(in thousands)	2014
Subaccount	Purchases	Sales
Goldman Sachs Global Markets Navigator SC	$1,952	$918
Calvert VP SRI Balanced	130	388
MFS Growth Series IC	779	1,164
MFS Research IC	893	1,266
MFS Investors Trust IC	959	1,686
MFS Total Return IC	1,783	6,736
MFS New Discovery IC	704	983
MFS Utilities IC	958	1,317
MFS Investors Growth Stock IC	201	484
MFS Growth Series SC	53,374	31,055
MFS Research SC	3,180	2,553
MFS Investors Trust SC	74,625	46,717
MFS Total Return SC	15,513	20,693
MFS New Discovery SC	87,745	114,457
MFS Utilities SC	20,054	21,414
MFS Investors Growth Stock SC	11,023	16,596
MFS VIT Research Bond SC	113,702	32,976
MFS VIT Value SC	147,170	121,785
MFS VIT II Emerging Markets Equity SC	6,311	9,192
MFS VIT II International Value SC	95,390	90,041
Oppenheimer Money Fund/VA	1,578,663	1,246,858
Oppenheimer Discovery Mid Cap Growth Fund/VA	116	710
Oppenheimer Capital Appreciation Fund/VA	578	1,896
Oppenheimer Main Street Fund/VA	515	2,218
Oppenheimer Global Strategic Income Fund/VA	1,246	3,128
Oppenheimer Global Fund/VA SC	111,912	131,271
Van Eck Global Hard Asset	—	29
Invesco VI American Franchise I	34	1,251
Invesco VI Comstock I	993	9,145
Invesco VI Growth & Income I	6,156	9,540
Invesco VI Mid-Cap Growth II	4,364	9,815
Invesco VI Equity and Income II	57,037	57,075
Invesco VI American Franchise II	134	986
Invesco VI Comstock II	19,320	47,390
Invesco VI Growth & Income II	214,895	158,171
Invesco VI American Value II	44,730	21,298
Invesco VI Balanced Risk Allocation II	18,120	19,070
Invesco VI Government Securities II	8,295	16,240
Invesco VI International Growth II	59,978	78,204
Invesco VI Global Real Estate II	10,730	6,802
Invesco VI Small Cap Equity II	18,319	11,990

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

5.  INVESTMENTS — (Continued)

(in thousands)	2014
Subaccount	Purchases	Sales
UIF Global Real Estate II	$1,986	$3,063
Lord Abbett Growth & Income VC	2,372	27,395
Lord Abbett Bond Debenture VC	99,452	52,776
Lord Abbett Mid Cap Stock VC	4,701	19,951
Lord Abbett Growth Opportunities VC	8,887	8,194
Lord Abbett Calibrated Dividend Growth VC	12,092	15,466
Lord Abbett International Opportunities VC	6,249	4,995
Lord Abbett Classic Stock VC	9,384	8,166
Lord Abbett Series Fundamental Equity VC	98,563	69,199
Fidelity Index 500 Portfolio SC2	76,875	20,555
Fidelity Growth Portfolio SC2	496	957
Fidelity Contrafund Portfolio SC2	49,114	55,272
Fidelity Mid Cap SC2	166,163	152,473
Fidelity Equity Income SC2	504	2,039
Fidelity Investment Grade Bonds SC2	18,712	16,112
Fidelity Freedom Fund - 2015 Maturity SC2	244	449
Fidelity Freedom Fund - 2020 Maturity SC2	471	385
Franklin Flex Cap Growth VIP CL 2	8,557	7,772
Franklin Income VIP CL 2	68,840	135,480
Franklin Rising Dividend VIP CL 2	88,900	98,861
Franklin Small-Mid Cap Growth VIP CL 2	13,332	9,016
Franklin Small Cap Value VIP CL 2	16,842	20,738
Franklin US Government Securities VIP CL 2	94,354	35,329
Templeton Growth VIP CL 2	9,783	38,686
Templeton Foreign VIP CL 2	13,554	30,355
Templeton Global Bond VIP Fund CL 2	72,697	30,019
Templeton Developing Markets VIP CL 2	5,466	7,975
Franklin Mutual Shares VIP CL 2	197,401	240,868
American Asset Allocation Fund Class 2	10,661	13,375
ClearBridge Variable Mid Cap Core II	33,639	29,646
ClearBridge Variable Small Cap Growth II	15,052	12,966
QS Legg Mason Dynamic Multi-Strategy VIT II	9,369	2,952
PIMCO VIT Long-Term US Government Advisor	3,690	3,218
PIMCO VIT Low Duration Advisor	14,872	16,926
PIMCO VIT Real Return Advisor	38,422	24,603
PIMCO VIT Short-Term Advisor	13,285	16,350
PIMCO VIT Total Return Advisor	75,210	71,737
PIMCO VIT All Asset Advisor	7,167	12,611
PIMCO VIT Global Diversified Allocation Portfolio	887	193
Royce Capital Fund Micro-Cap SC	10,737	19,967
Royce Capital Fund Small-Cap SC	135,037	122,802

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

5.  INVESTMENTS — (Continued)

(in thousands)	2014
Subaccount	Purchases	Sales
Guggenheim Floating Rate Strategies (Series F)	$550	$91
Guggenheim Macro Opportunities Strategies (Series M)	4	—
Guggenheim Multi-Hedge Strategies	182	7
Guggenheim Global Managed Futures Strategy	152	1
Guggenheim Long Short Equity	52	2
Rydex Inverse S&P 500 Strategy	38	33
Rydex Inverse Government Long Bond	8	6
Rydex Commodities Strategy	6	—

6.  FINANCIAL HIGHLIGHTS

Protective Life sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner's account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by Protective Life and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum contract charges offered by Protective Life, as contract owners may not have selected all available and applicable contract options for or during the periods presented.

	As of December 31, 2014				For the Year Ended December 31, 2014
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	2,441	$18.20	$35.04	$64,132	1.29%	0.60%	1.80%	10.91%	12.26%
Goldman Sachs Strategic International Equity	2,381	$11.77	$19.75	$35,657	3.41%	0.60%	1.80%	–9.20%	–8.10%
Goldman Sachs US Equity Insights	1,010	$17.22	$45.46	$37,542	1.34%	0.60%	1.80%	14.27%	15.67%
Goldman Sachs Small Cap Equity Insights	839	$17.44	$43.95	$31,751	0.73%	0.60%	1.80%	5.01%	6.29%
Goldman Sachs Strategic Growth	1,565	$16.99	$38.55	$40,289	0.35%	0.60%	1.80%	11.60%	12.96%
Goldman Sachs Mid Cap Value	357	$25.19	$28.49	$9,659	0.94%	0.60%	1.80%	11.53%	12.89%
Goldman Sachs Strategic Growth SC	9,760	$12.12	$25.33	$176,080	0.12%	0.70%	1.75%	11.40%	12.59%
Goldman Sachs Large Cap Value Fund SC	10,963	$13.51	$22.63	$170,959	1.07%	0.70%	1.75%	10.64%	11.82%
Goldman Sachs Strategic International Equity SC	5,049	$9.14	$16.89	$51,151	3.23%	0.70%	1.75%	–9.31%	–8.35%
Goldman Sachs Small Cap Equity Insights SC	1,227	$17.64	$28.14	$23,079	0.50%	0.70%	1.65%	4.93%	5.94%
Goldman Sachs US Equity Insights SC	38	$15.98	$26.40	$852	1.08%	0.70%	1.65%	14.27%	15.37%
Goldman Sachs VIT Growth Opportunities SC	3,885	$15.62	$21.26	$75,575	0.00%	0.60%	1.75%	9.16%	10.43%
Goldman Sachs Mid Cap Value SC	9,078	$11.82	$17.90	$152,268	0.79%	0.70%	1.75%	11.31%	12.49%
Goldman Sachs Global Markets Navigator SC	399	$10.59	$11.17	$4,444	0.04%	1.00%	1.75%	2.13%	2.91%
Calvert VP SRI Balanced	76	$16.79	$20.37	$1,498	1.40%	0.70%	1.80%	7.63%	8.83%
MFS Growth Series IC	207	$17.31	$27.96	$5,404	0.10%	0.70%	1.80%	6.99%	8.18%
MFS Research IC	328	$18.93	$24.32	$7,558	0.81%	0.70%	1.80%	8.22%	9.43%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2014				For the Year Ended December 31, 2014
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
MFS Investors Trust IC	408	$17.50	$23.31	$8,995	0.92%	0.70%	1.80%	9.01%	10.23%
MFS Total Return IC	1,212	$21.64	$26.18	$29,780	1.84%	0.70%	1.80%	6.55%	7.74%
MFS New Discovery IC	76	$27.62	$36.15	$2,594	0.00%	0.70%	1.80%	–8.93%	–7.91%
MFS Utilities IC	137	$35.15	$38.51	$5,090	2.09%	0.70%	1.65%	10.88%	11.94%
MFS Investors Growth Stock IC	215	$10.53	$12.38	$2,420	0.52%	0.70%	1.80%	9.45%	10.67%
MFS Growth Series SC	7,240	$15.54	$27.16	$130,103	0.00%	0.60%	1.80%	6.73%	8.03%
MFS Research SC	399	$15.27	$24.73	$7,680	0.58%	0.60%	1.75%	8.01%	9.28%
MFS Investors Trust SC	10,844	$15.28	$23.48	$191,030	0.80%	0.60%	1.80%	8.72%	10.05%
MFS Total Return SC	5,578	$13.22	$25.42	$102,488	1.69%	0.60%	1.80%	6.29%	7.59%
MFS New Discovery SC	3,853	$12.57	$35.11	$94,951	0.00%	0.60%	1.80%	–9.16%	–8.05%
MFS Utilities SC	3,801	$13.96	$37.40	$78,284	1.92%	0.60%	1.80%	10.44%	11.79%
MFS Investors Growth Stock SC	5,398	$10.23	$24.62	$68,200	0.29%	0.60%	1.80%	9.12%	10.45%
MFS VIT Research Bond SC	64,834	$10.77	$12.42	$741,457	2.76%	0.60%	1.75%	3.77%	4.99%
MFS VIT Value SC	29,436	$15.75	$19.44	$516,769	1.37%	0.60%	1.75%	8.28%	9.54%
MFS VIT II Emerging Markets Equity SC	143	$8.53	$8.92	$1,241	0.65%	0.90%	1.65%	–8.52%	–7.82%
MFS VIT II International Value SC	6,677	$10.50	$13.38	$89,173	2.05%	0.90%	1.75%	–0.63%	0.22%
Oppenheimer Money Fund/VA	116,203	$0.94	$11.02	$447,994	0.01%	0.60%	1.80%	–1.79%	–0.59%
Oppenheimer Discovery Mid Cap Growth Fund/VA	139	$15.27	$21.65	$2,907	0.00%	0.70%	1.80%	3.88%	5.04%
Oppenheimer Capital Appreciation Fund/VA	397	$18.16	$26.71	$9,817	0.44%	0.70%	1.80%	13.33%	14.60	%(a)
Oppenheimer Main Street Fund/VA	586	$16.91	$22.24	$12,203	0.84%	0.70%	1.80%	8.71%	9.93%
Oppenheimer Global Strategic Income Fund/VA	752	$20.06	$22.96	$16,068	4.25%	0.70%	1.80%	0.99%	2.12%
Oppenheimer Global Fund/VA	306	$28.45	$35.90	$10,207	1.10%	0.70%	1.80%	0.45%	1.58%
Oppenheimer Discovery Mid Cap Growth Fund/VA SC	54	$14.31	$26.87	$1,012	0.00%	0.60%	1.80%	3.63%	4.89%
Oppenheimer Capital Appreciation Fund/VA SC	2,119	$15.05	$25.96	$40,005	0.18%	0.60%	1.80%	13.06%	14.44%
Oppenheimer Main Street Fund/VA SC	1,047	$15.62	$24.41	$19,448	0.58%	0.60%	1.80%	8.42%	9.74%
Oppenheimer Global Strategic Income Fund/VA SC	28,045	$10.38	$22.27	$425,726	3.91%	0.60%	1.80%	0.65%	1.88%
Oppenheimer Global Fund/VA SC	16,067	$12.98	$34.92	$362,251	0.88%	0.60%	1.80%	0.22%	1.44%
Van Eck Global Hard Asset	7	$35.05	$38.05	$241	0.09%	1.25%	1.80%	–20.56%	–20.11%
Invesco VI American Franchise I	756	$7.79	$8.95	$6,276	0.04%	0.70%	1.65%	6.65%	7.68%
Invesco VI Comstock I	1,439	$24.36	$28.64	$38,137	1.28%	0.70%	1.80%	7.42%	8.62%
Invesco VI Growth & Income I	1,819	$21.09	$24.79	$41,653	1.72%	0.70%	1.80%	8.30%	9.51%
Invesco VI Mid-Cap Growth II	2,329	$8.47	$26.72	$40,027	0.00%	0.60%	1.80%	5.76%	7.05%
Invesco VI Equity and Income II	13,005	$13.85	$23.43	$239,404	1.59%	0.60%	1.80%	6.81%	8.12%
Invesco VI American Franchise II	338	$7.57	$26.65	$3,775	0.00%	0.60%	1.70%	6.33%	7.52%
Invesco VI Comstock II	8,915	$15.64	$27.81	$208,968	1.08%	0.60%	1.80%	7.14%	8.45%
Invesco VI Growth & Income II	33,462	$15.13	$24.06	$636,165	1.52%	0.60%	1.80%	7.99%	9.31%
Invesco VI American Value II	4,498	$15.56	$21.41	$78,129	0.22%	0.60%	1.75%	7.56%	8.82%
Invesco VI Balanced Risk Allocation II	5,478	$11.60	$14.23	$69,261	0.00%	0.60%	1.75%	3.86%	5.08%
Invesco VI Government Securities II	9,174	$10.20	$10.87	$98,609	2.84%	0.60%	1.80%	2.01%	3.26%
Invesco VI International Growth II	4,943	$11.33	$12.10	$59,535	1.66%	0.60%	1.65%	–1.56%	–0.51%
Invesco VI Global Real Estate II	1,013	$10.91	$12.99	$12,807	1.55%	0.90%	1.75%	12.35%	13.31%
Invesco VI Small Cap Equity II	1,197	$10.86	$13.82	$16,478	0.00%	0.90%	1.75%	0.30%	1.17%
UIF Global Real Estate II	750	$12.24	$23.81	$10,471	0.74%	0.60%	1.75%	11.86%	13.17%
Lord Abbett Growth & Income VC	6,108	$14.39	$22.15	$111,740	0.65%	0.60%	1.80%	5.72%	7.01%
Lord Abbett Bond Debenture VC	35,674	$11.81	$23.53	$574,288	4.77%	0.60%	1.80%	2.47%	3.72%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2014				For the Year Ended December 31, 2014
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Lord Abbett Mid Cap Stock VC	3,911	$14.27	$25.71	$83,064	0.42%	0.60%	1.80%	9.52%	10.86%
Lord Abbett Growth Opportunities VC	1,169	$13.58	$27.08	$28,558	0.00%	0.60%	1.75%	4.22%	5.43%
Lord Abbett Calibrated Dividend Growth VC	2,240	$14.53	$26.46	$49,855	1.62%	0.60%	1.80%	9.54%	10.87%
Lord Abbett International Opportunities VC	2,106	$11.30	$22.14	$27,249	1.29%	0.60%	1.75%	–7.41%	–6.32%
Lord Abbett Classic Stock VC	1,597	$14.07	$20.98	$25,074	0.70%	0.60%	1.75%	7.23%	8.49%
Lord Abbett Series Fundamental Equity VC	13,829	$14.01	$18.62	$223,533	0.45%	0.60%	1.75%	5.27%	6.50%
Fidelity Index 500 Portfolio SC2	7,798	$15.82	$25.59	$135,088	2.18%	0.60%	1.75%	11.31%	12.61%
Fidelity Growth Portfolio SC2	169	$16.24	$26.69	$3,191	0.00%	0.60%	1.65%	9.18%	10.35%
Fidelity Contrafund Portfolio SC2	14,617	$14.91	$25.30	$261,613	0.75%	0.60%	1.75%	9.70%	10.99%
Fidelity Mid Cap SC2	19,006	$13.87	$27.71	$324,649	0.02%	0.60%	1.75%	4.18%	5.40%
Fidelity Equity Income SC2	511	$14.01	$24.42	$9,403	2.46%	0.60%	1.65%	6.69%	7.83%
Fidelity Investment Grade Bonds SC2	12,716	$10.60	$14.65	$159,057	2.01%	0.60%	1.75%	3.77%	4.98%
Fidelity Freedom Fund - 2015 Maturity SC2	60	$12.84	$17.95	$889	1.26%	0.60%	1.65%	2.73%	3.83%
Fidelity Freedom Fund - 2020 Maturity SC2	123	$12.76	$19.14	$1,963	1.37%	0.60%	1.65%	2.87%	3.97%
Franklin Flex Cap Growth VIP CL 2	1,263	$13.99	$22.45	$20,782	0.00%	0.60%	1.75%	4.25%	5.47%
Franklin Income VIP CL 2	11,175	$12.27	$19.98	$175,785	5.08%	0.60%	1.75%	2.79%	3.99%
Franklin Rising Dividend VIP CL 2	21,975	$15.15	$24.54	$374,563	1.34%	0.60%	1.75%	6.82%	8.07%
Franklin Small-Mid Cap Growth VIP CL 2	1,612	$14.34	$26.40	$27,779	0.00%	0.60%	1.75%	5.59%	6.83%
Franklin Small Cap Value VIP CL 2	2,608	$14.87	$19.80	$47,346	0.63%	0.60%	1.75%	–1.19%	–0.03%
Franklin US Government Securities VIP CL 2	57,003	$9.96	$12.78	$623,015	2.66%	0.60%	1.75%	1.58%	2.76%
Templeton Growth VIP CL 2	10,521	$11.89	$20.78	$141,369	1.38%	0.60%	1.75%	–4.51%	–3.40%
Templeton Foreign VIP CL 2	8,483	$10.38	$17.11	$107,207	1.92%	0.60%	1.75%	–12.69%	–11.66%
Templeton Global Bond VIP Fund CL 2	26,715	$10.41	$17.51	$347,037	5.09%	0.60%	1.75%	0.05%	1.22%
Templeton Developing Markets VIP CL 2	143	$8.66	$8.94	$1,265	2.19%	0.90%	1.75%	–9.99%	–9.22%
Franklin Mutual Shares VIP CL 2	47,438	$13.71	$21.87	$728,537	2.04%	0.60%	1.75%	5.25%	6.48%
American Asset Allocation Fund Class 2	3,928	$14.81	$20.56	$66,817	1.45%	0.60%	1.70%	3.61%	4.76%
ClearBridge Variable Mid Cap Core II	3,376	$14.99	$20.61	$59,161	0.09%	0.60%	1.75%	5.94%	7.18%
ClearBridge Variable Small Cap Growth II	600	$16.34	$23.46	$11,731	0.00%	0.60%	1.75%	1.97%	3.16%
QS Legg Mason Dynamic Multi-Strategy VIT II	3,119	$10.92	$12.39	$38,387	1.33%	1.00%	1.75%	4.51%	5.31%
PIMCO VIT Long-Term US Government Advisor	1,050	$11.59	$15.11	$13,894	2.19%	0.60%	1.75%	21.73%	23.15%
PIMCO VIT Low Duration Advisor	8,042	$9.92	$11.06	$83,935	1.03%	0.60%	1.75%	–1.01%	0.15%
PIMCO VIT Real Return Advisor	31,406	$9.96	$12.03	$336,945	1.32%	0.60%	1.75%	1.19%	2.37%
PIMCO VIT Short-Term Advisor	7,993	$9.72	$10.34	$79,774	0.60%	0.60%	1.75%	–1.15%	0.00%
PIMCO VIT Total Return Advisor	73,680	$10.52	$12.14	$838,594	2.10%	0.60%	1.75%	2.35%	3.55%
PIMCO VIT All Asset Advisor	84	$10.37	$10.62	$887	3.44%	0.90%	1.75%	–1.30%	–0.45%
PIMCO VIT Global Diversified Allocation Portfolio	118	$10.97	$11.06	$1,299	4.61%	1.30%	1.75%	3.81%	4.28%
Royce Capital Fund Micro-Cap SC	1,367	$10.07	$14.65	$17,916	0.00%	0.60%	1.75%	–5.52%	–4.42%
Royce Capital Fund Small-Cap SC	12,633	$13.82	$18.02	$198,116	0.00%	0.60%	1.75%	1.13%	2.31%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2014				For the Year Ended December 31, 2014
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Guggenheim Floating Rate Strategies (Series F)	53	$10.28	$10.28	$547	0.00%	1.00%	1.00%	1.36%	1.36%
Guggenheim Macro Opportunities Strategies (Series M)	—	$10.64	$10.64	$4	0.00%	1.00%	1.00%	4.30%	4.30	%(a)
Guggenheim Multi-Hedge Strategies	17	$10.50	$10.50	$182	0.00%	1.00%	1.00%	3.61%	3.61%
Guggenheim Global Managed Futures Strategy	14	$11.72	$11.72	$165	0.00%	1.00%	1.00%	10.96%	10.96%
Guggenheim Long Short Equity	5	$10.76	$10.76	$52	0.00%	1.00%	1.00%	1.77%	1.77%
Rydex Inverse S&P 500 Strategy	—	$7.79	$7.79	$—	0.00%	1.00%	1.00%	–15.31%	–15.31	%(b)
Rydex Inverse Government Long Bond	1	$7.62	$7.62	$6	0.00%	1.00%	1.00%	–25.66%	–25.66%
Rydex Commodities Strategy	1	$6.40	$6.40	$9	0.00%	1.00%	1.00%	–34.67%	–34.67%

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average of net assets. These ratios exclude those expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividend by the underlying fund in which the subaccount invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying funds are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a) Less than 500 units — does not round up to 1,000

(b) Subaccount with investment activity in 2014 but no outstanding units or shares at 12/31/2014

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2013				For the Year Ended December 31, 2013
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	3,077	$16.29	$31.42	$71,661	1.15%	0.60%	1.80%	30.84%	32.43%
Goldman Sachs Strategic International Equity	2,830	$12.87	$21.63	$46,308	1.76%	0.60%	1.80%	21.97%	23.46%
Goldman Sachs Structured US Equity	1,224	$14.96	$39.56	$38,914	1.08%	0.60%	1.80%	35.05%	36.69%
Goldman Sachs Structured Small Cap Equity	1,013	$16.59	$41.63	$36,164	0.94%	0.60%	1.80%	33.19%	34.81%
Goldman Sachs Strategic Growth	1,941	$15.12	$34.35	$43,705	0.39%	0.60%	1.80%	30.04%	31.63%
Goldman Sachs Mid Cap Value	447	$22.59	$25.27	$10,787	0.78%	0.60%	1.80%	30.51%	32.10%
Goldman Sachs Strategic Growth SC	10,537	$10.80	$22.52	$171,088	0.17%	0.70%	1.75%	29.69%	31.08%
Goldman Sachs Large Cap Value Fund SC	13,006	$12.19	$20.26	$181,863	0.93%	0.70%	1.75%	30.61%	32.00%
Goldman Sachs Strategic International Equity SC	5,641	$10.06	$18.44	$62,577	1.57%	0.70%	1.75%	21.56%	22.86%
Goldman Sachs Structured Small Cap Equity SC	1,426	$16.79	$26.59	$25,339	0.70%	0.70%	1.65%	33.15%	34.44%
Goldman Sachs Structured US Equity SC	46	$13.97	$22.91	$891	0.84%	0.70%	1.65%	34.97%	36.27%
Goldman Sachs VIT Growth Opportunities SC	4,245	$14.31	$19.25	$75,402	0.00%	0.60%	1.75%	29.89%	31.40%
Goldman Sachs Mid Cap Value SC	9,374	$10.54	$15.91	$140,981	0.66%	0.70%	1.75%	30.24%	31.63%
Goldman Sachs Global Markets Navigator SC	300	$10.85	$10.89	$3,266	0.11%	1.30%	1.75%	3.73%	4.04	%(a)
Calvert VP SRI Balanced	94	$15.45	$18.82	$1,730	1.00%	0.70%	1.80%	15.88%	17.18%
MFS Growth Series IC	231	$16.07	$25.98	$5,680	0.23%	0.70%	1.80%	34.39%	35.90%
MFS Research IC	367	$16.77	$22.35	$7,811	0.33%	0.70%	1.80%	29.91%	31.36%
MFS Investors Trust IC	474	$15.94	$21.26	$9,554	1.08%	0.70%	1.80%	29.68%	31.13%
MFS Total Return IC	1,463	$20.17	$24.43	$33,548	1.75%	0.70%	1.80%	16.91%	18.21%
MFS New Discovery IC	99	$30.11	$39.47	$3,700	0.00%	0.70%	1.80%	38.98%	40.53%
MFS Utilities IC	153	$31.53	$34.59	$5,123	2.26%	0.70%	1.80%	18.35%	19.67%
MFS Investors Growth Stock IC	253	$9.62	$11.18	$2,590	0.61%	0.70%	1.80%	27.95%	29.38%
MFS Growth Series SC	6,350	$14.55	$25.30	$107,814	0.13%	0.60%	1.80%	34.04%	35.68%
MFS Research SC	393	$14.14	$22.68	$7,010	0.30%	0.60%	1.75%	29.69%	31.21%
MFS Investors Trust SC	10,053	$14.05	$21.38	$163,257	1.03%	0.60%	1.80%	29.37%	30.95%
MFS Total Return SC	5,936	$12.43	$23.78	$104,046	1.66%	0.60%	1.80%	16.60%	18.03%
MFS New Discovery SC	7,089	$13.83	$38.43	$158,400	0.00%	0.60%	1.80%	38.68%	40.37%
MFS Utilities SC	4,035	$12.64	$33.67	$75,165	2.21%	0.60%	1.80%	18.05%	19.49%
MFS Investors Growth Stock SC	6,217	$9.37	$22.33	$70,891	0.42%	0.60%	1.80%	27.72%	29.27%
MFS VIT Research Bond SC	58,361	$10.38	$11.83	$642,579	1.16%	0.60%	1.75%	–3.01%	–1.88%
MFS VIT Value SC	29,190	$14.54	$17.75	$471,818	1.03%	0.60%	1.75%	33.23%	34.78%
MFS VIT II Emerging Markets Equity SC	476	$9.31	$9.45	$4,467	1.61%	0.90%	1.75%	–7.06%	–6.25%
MFS VIT II International Value SC	6,572	$13.16	$13.35	$87,721	1.53%	0.90%	1.75%	25.41%	26.49%
Oppenheimer Money Fund/VA	64,777	$0.95	$11.09	$116,188	0.01%	0.60%	1.80%	–1.78%	–0.59%
Oppenheimer Discovery Mid Cap Growth Fund/VA	167	$14.56	$20.72	$3,343	0.01%	0.70%	1.80%	33.54%	35.03%
Oppenheimer Capital Appreciation Fund/VA	464	$15.91	$23.44	$10,032	0.99%	0.70%	1.80%	27.41%	28.83%
Oppenheimer Main Street Fund/VA	680	$15.45	$20.34	$12,995	1.10%	0.70%	1.80%	29.41%	30.85%
Oppenheimer Global Strategic Income Fund/VA	863	$19.86	$22.49	$18,181	5.03%	0.70%	1.80%	–1.93%	–0.83%
Oppenheimer Global Fund/VA	365	$28.12	$35.54	$12,082	1.36%	0.70%	1.80%	25.02%	26.42%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2013				For the Year Ended December 31, 2013
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Discovery Mid Cap Growth Fund/VA SC	57	$13.71	$25.67	$1,024	0.00%	0.60%	1.80%	33.19%	34.81%
Oppenheimer Capital Appreciation Fund/VA SC	2,395	$13.30	$22.83	$39,883	0.75%	0.60%	1.80%	27.10%	28.65%
Oppenheimer Main Street Fund/VA SC	1,097	$14.40	$22.29	$18,944	0.87%	0.60%	1.80%	29.08%	30.65%
Oppenheimer Global Strategic Income Fund/VA SC	27,993	$10.31	$21.88	$427,093	4.62%	0.60%	1.80%	–2.16%	–0.96%
Oppenheimer Global Fund/VA SC	17,940	$12.95	$34.65	$399,020	1.17%	0.60%	1.80%	24.71%	26.23%
Van Eck Global Hard Asset	7	$44.12	$47.63	$326	0.67%	1.25%	1.80%	8.55%	9.15%
Invesco VI American Franchise	902	$7.15	$8.32	$6,990	0.43%	0.70%	1.80%	37.62%	39.16%
Invesco VI Comstock	1,762	$22.68	$26.37	$43,225	1.62%	0.70%	1.80%	33.53%	35.02%
Invesco VI Growth & Income	2,207	$19.47	$22.64	$46,452	1.44%	0.70%	1.80%	31.67%	33.14%
Invesco VI Mid-Cap Growth II	2,627	$8.01	$25.02	$42,639	0.22%	0.60%	1.80%	34.15%	35.78%
Invesco VI Equity and Income II	13,487	$12.96	$21.70	$236,068	1.54%	0.60%	1.80%	22.64%	24.14%
Invesco VI American Franchise II	415	$7.11	$24.83	$4,326	0.25%	0.60%	1.70%	37.42%	38.96%
Invesco VI Comstock II	10,091	$14.59	$25.67	$221,495	1.41%	0.60%	1.80%	33.22%	34.84%
Invesco VI Growth & Income II	34,383	$14.00	$22.04	$609,926	1.31%	0.60%	1.80%	31.36%	32.97%
Invesco VI American Value II	3,499	$14.46	$19.67	$56,182	0.65%	0.60%	1.75%	31.59%	33.13%
Invesco VI Balanced Risk Allocation II	5,776	$11.17	$13.54	$70,321	1.77%	0.60%	1.75%	–0.35%	0.81%
Invesco VI Government Securities II	10,105	$9.90	$10.53	$105,537	3.31%	0.60%	1.80%	–4.60%	–3.44%
Invesco VI International Growth II	6,677	$11.51	$12.20	$81,151	1.26%	0.60%	1.75%	16.64%	18.01%
Invesco VI Global Real Estate II	689	$9.64	$11.46	$7,841	4.56%	0.90%	1.75%	0.65%	1.52%
Invesco VI Small Cap Equity II	857	$10.75	$13.66	$11,681	0.00%	0.90%	1.75%	34.69%	35.85%
UIF Global Real Estate II	828	$10.94	$21.08	$10,250	3.69%	0.60%	1.75%	0.84%	2.02%
Lord Abbett Growth & Income	7,519	$13.60	$20.74	$129,041	0.54%	0.60%	1.80%	33.46%	35.08%
Lord Abbett Bond Debenture	34,180	$11.52	$22.71	$546,338	5.45%	0.60%	1.80%	6.23%	7.52%
Lord Abbett Mid Cap Stock	4,624	$13.02	$23.24	$89,509	0.40%	0.60%	1.80%	27.98%	29.54%
Lord Abbett Growth Opportunities	1,371	$13.03	$25.71	$32,228	0.00%	0.60%	1.75%	34.68%	36.26%
Lord Abbett Calibrated Dividend Growth	2,707	$13.26	$23.89	$55,197	1.64%	0.60%	1.80%	25.63%	27.16%
Lord Abbett International Opportunities	2,312	$12.19	$23.68	$31,920	1.82%	0.60%	1.75%	29.40%	30.91%
Lord Abbett Classic Stock	1,727	$13.11	$19.38	$25,161	1.07%	0.60%	1.75%	27.58%	29.07%
Lord Abbett Series Fundamental Equity VC	14,463	$13.31	$17.49	$221,856	0.26%	0.60%	1.75%	33.39%	34.94%
Fidelity Index 500 Portfolio SC2	4,456	$14.21	$22.77	$70,003	1.75%	0.60%	1.75%	29.60%	31.12%
Fidelity Growth Portfolio SC2	187	$14.87	$24.24	$3,295	0.05%	0.70%	1.65%	33.76%	35.05%
Fidelity Contrafund Portfolio SC2	15,209	$13.59	$22.84	$248,636	0.87%	0.60%	1.75%	28.67%	30.17%
Fidelity Mid Cap SC2	18,745	$13.31	$26.41	$308,715	0.30%	0.60%	1.75%	33.50%	35.06%
Fidelity Equity Income SC2	616	$13.13	$22.70	$10,492	2.21%	0.60%	1.65%	25.72%	27.06%
Fidelity Investment Grade Bonds SC2	12,506	$10.22	$14.02	$151,144	2.30%	0.60%	1.75%	–3.78%	–2.65%
Fidelity Freedom Fund - 2015 Maturity SC2	77	$12.50	$17.32	$1,081	1.59%	0.70%	1.65%	12.22%	13.31%
Fidelity Freedom Fund - 2020 Maturity SC2	118	$12.41	$18.45	$1,847	1.48%	0.60%	1.65%	13.73%	14.94%
Franklin Flex Cap Growth Securities	1,395	$13.42	$21.33	$21,883	0.00%	0.60%	1.75%	35.08%	36.66%
Franklin Income Securities	16,684	$11.94	$19.25	$244,491	6.40%	0.60%	1.75%	11.95%	13.26%
Franklin Rising Dividend Securities	23,222	$14.18	$22.76	$369,882	1.58%	0.60%	1.75%	27.42%	28.91%
Franklin Small-Mid Cap Growth Securities	1,656	$13.58	$24.77	$27,080	0.00%	0.60%	1.75%	35.74%	37.33%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2013				For the Year Ended December 31, 2013
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Franklin Small Cap Value Securities CL 2	3,103	$15.05	$19.81	$55,983	1.31%	0.60%	1.75%	33.86%	35.42%
Franklin US Government Fund	51,869	$9.81	$12.44	$560,230	2.77%	0.60%	1.75%	–3.95%	–2.82%
Templeton Growth Securities	12,582	$12.44	$21.55	$176,917	2.69%	0.60%	1.75%	28.54%	30.04%
Templeton Foreign Securities	9,848	$11.89	$19.41	$140,153	2.38%	0.60%	1.75%	20.82%	22.23%
Templeton Global Bond Securities Fund II	23,923	$10.40	$17.30	$315,568	4.80%	0.60%	1.75%	–0.15%	1.02%
Templeton Developing Markets Sec CL2	434	$9.62	$9.85	$4,214	2.19%	0.90%	1.75%	–2.65%	–1.81%
Mutual Shares Securities	51,645	$13.01	$20.58	$747,537	2.13%	0.60%	1.75%	26.02%	27.49%
American Asset Allocation Fund Class 2	4,306	$14.18	$19.67	$70,370	1.43%	0.60%	1.70%	21.59%	22.95%
ClearBridge Variable Mid Cap Core II	3,451	$14.15	$19.23	$56,901	0.06%	0.60%	1.75%	34.66%	36.23%
ClearBridge Variable Small Cap Growth II	585	$16.02	$22.74	$11,118	0.05%	0.60%	1.75%	44.06%	45.74%
Legg Mason Dynamic Multi-Strategy VIT II	2,604	$11.71	$11.80	$30,601	1.19%	1.30%	1.75%	16.06%	16.59%
PIMCO VIT Long-Term US Government Advisor	1,024	$9.44	$12.30	$11,064	2.29%	0.60%	1.75%	–14.56%	–13.56%
PIMCO VIT Low Duration Advisor	8,206	$10.02	$11.04	$86,219	1.33%	0.60%	1.75%	–1.98%	–0.83%
PIMCO VIT Real Return Advisor	29,995	$9.82	$11.75	$317,960	1.86%	0.60%	1.75%	–10.89%	–9.85%
PIMCO VIT Short-Term Advisor	8,264	$9.83	$10.34	$82,907	0.65%	0.60%	1.75%	–1.29%	–0.14%
PIMCO VIT Total Return Advisor	73,904	$10.28	$11.72	$818,498	2.12%	0.60%	1.75%	–3.77%	–2.65%
PIMCO VIT All Asset Advisor	606	$10.51	$10.67	$6,413	4.48%	0.90%	1.75%	–1.64%	–0.79%
PIMCO VIT Global Diversified Allocation Portfolio	58	$10.57	$10.60	$615	5.42%	1.30%	1.75%	4.11%	4.43	%(a)
Royce Capital Fund Micro-Cap SC	2,304	$10.66	$15.33	$29,991	0.37%	0.60%	1.75%	18.55%	19.93%
Royce Capital Fund Small-Cap SC	13,592	$13.66	$17.61	$209,486	1.05%	0.60%	1.75%	32.09%	33.63%
Guggenheim Floating Rate Strategies (Series F)	8	$10.14	$10.14	$84	0.00%	1.00%	1.00%	0.71%	0.71	%(b)
Rydex Inverse Government Long Bond	1	$10.25	$10.25	$7	0.00%	1.00%	1.00%	3.24%	3.24	%(b)
Rydex Commodities Strategy	1	$9.79	$9.79	$7	0.00%	1.00%	1.00%	3.07%	3.07	%(b)

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average of net assets. These ratios exclude those expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividend by the underlying fund in which the subaccount invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying funds are excluded.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 1, 2013

(b)  Start date November 4, 2013. Total return range includes new product designs as subaccount is only offered in the new product designs.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2012				For the Year Ended December 31, 2012
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	3,810	$12.36	$23.88	$66,725	1.32%	0.60%	1.80%	16.98%	18.41%
Goldman Sachs Strategic International Equity	3,409	$10.48	$17.64	$45,279	2.03%	0.60%	1.80%	19.05%	20.51%
Goldman Sachs Structured US Equity	1,493	$11.00	$29.13	$34,702	1.70%	0.60%	1.80%	12.40%	13.77%
Goldman Sachs Structured Small Cap Equity	1,245	$12.44	$31.08	$32,802	1.10%	0.60%	1.80%	10.80%	12.15%
Goldman Sachs Strategic Growth	2,339	$11.54	$26.27	$39,962	0.64%	0.60%	1.80%	17.73%	19.17%
Goldman Sachs Mid Cap Value	567	$17.31	$19.15	$10,377	1.06%	0.60%	1.80%	16.33%	17.76%
Goldman Sachs Strategic Growth SC	9,355	$11.05	$17.20	$118,718	0.54%	0.70%	1.75%	17.53%	18.79%
Goldman Sachs Large Cap Value Fund SC	15,251	$9.31	$15.36	$162,251	1.18%	0.70%	1.75%	16.74%	17.99%
Goldman Sachs Strategic International Equity SC	6,356	$8.26	$15.03	$57,154	1.91%	0.70%	1.75%	18.77%	20.04%
Goldman Sachs Structured Small Cap Equity SC	1,679	$12.60	$19.80	$22,221	0.91%	0.70%	1.65%	10.65%	11.72%
Goldman Sachs Structured US Equity SC	53	$10.34	$16.83	$775	1.49%	0.70%	1.65%	12.26%	13.34%
Goldman Sachs VIT Growth Opportunities SC	4,768	$11.02	$14.65	$65,143	0.00%	0.60%	1.75%	17.34%	18.71%
Goldman Sachs Mid Cap Value SC	7,795	$10.50	$12.09	$90,337	1.27%	0.70%	1.75%	16.12%	17.36%
Calvert VP SRI Balanced	109	$13.20	$16.15	$1,710	1.11%	0.70%	1.80%	8.52%	9.74%
MFS Growth Series IC	264	$11.87	$19.23	$4,793	0.00%	0.70%	1.80%	15.27%	16.56%
MFS Research IC	426	$12.82	$17.11	$6,955	0.80%	0.70%	1.80%	15.16%	16.45%
MFS Investors Trust IC	570	$12.21	$16.31	$8,814	0.87%	0.70%	1.80%	17.04%	18.35%
MFS Total Return IC	1,726	$17.13	$20.78	$33,710	2.71%	0.70%	1.80%	9.25%	10.48%
MFS New Discovery IC	104	$21.51	$28.24	$2,777	0.00%	0.70%	1.80%	19.04%	20.37%
MFS Utilities IC	182	$26.45	$29.07	$5,131	6.51%	0.70%	1.80%	11.44%	12.69%
MFS Investors Growth Stock IC	311	$7.52	$8.64	$2,473	0.44%	0.70%	1.80%	14.87%	16.15%
MFS Growth Series SC	3,971	$10.85	$18.77	$52,121	0.00%	0.60%	1.80%	14.97%	16.37%
MFS Research SC	350	$10.90	$17.32	$4,996	0.62%	0.60%	1.75%	14.86%	16.20%
MFS Investors Trust SC	6,817	$10.86	$16.36	$88,846	0.77%	0.60%	1.80%	16.69%	18.12%
MFS Total Return SC	5,764	$10.65	$20.28	$89,702	2.54%	0.60%	1.80%	8.94%	10.27%
MFS New Discovery SC	5,712	$9.97	$27.56	$102,423	0.00%	0.60%	1.80%	18.72%	20.17%
MFS Utilities SC	3,099	$10.70	$28.36	$54,793	6.67%	0.60%	1.80%	11.17%	12.53%
MFS Investors Growth Stock SC	7,067	$7.34	$17.31	$62,304	0.22%	0.60%	1.80%	14.58%	15.98%
MFS VIT Research Bond SC	41,750	$10.71	$12.05	$477,297	2.76%	0.60%	1.75%	5.18%	6.41%
MFS VIT Value SC	24,538	$10.92	$13.17	$300,401	1.48%	0.60%	1.75%	13.85%	15.19%
MFS VIT II Emerging Markets Equity SC	236	$10.02	$10.08	$2,369	0.55%	0.90%	1.75%	2.95%	2.95	%(a)
MFS VIT II International Value SC	2,855	$10.49	$10.56	$30,141	0.82%	0.90%	1.75%	5.91%	5.91	%(a)
Oppenheimer Money Fund/VA	64,476	$0.96	$11.15	$97,588	0.01%	0.60%	1.80%	–1.79%	–0.59%
Oppenheimer Small & Mid Cap Fund/VA	190	$10.80	$15.43	$2,831	0.00%	0.70%	1.80%	14.35%	15.63%
Oppenheimer Capital Appreciation Fund/VA	542	$12.40	$18.29	$9,139	0.66%	0.70%	1.80%	12.06%	13.32%
Oppenheimer Main Street Fund/VA	808	$11.85	$15.63	$11,887	0.95%	0.70%	1.80%	14.77%	16.05%
Oppenheimer Global Strategic Income Fund/VA	1,024	$20.25	$22.68	$21,907	5.82%	0.70%	1.80%	11.49%	12.74%
Oppenheimer Global Securites Fund/VA	435	$22.34	$28.27	$11,429	2.15%	0.70%	1.80%	19.08%	20.42%
Oppenheimer High Income Fund/VA	—	$—	$—	$—	16.67%	0.70%	1.80%	11.18%	12.20	%(b)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2012				For the Year Ended December 31, 2012
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Small & Mid Cap Fund/VA SC	64	$10.22	$19.08	$876	0.00%	0.60%	1.80%	14.07%	15.47%
Oppenheimer Capital Appreciation Fund/VA SC	2,598	$10.46	$17.86	$33,999	0.39%	0.60%	1.80%	11.76%	13.12%
Oppenheimer Main Street Fund/VA SC	934	$11.15	$17.10	$12,922	0.64%	0.60%	1.80%	14.51%	15.91%
Oppenheimer Global Strategic Income Fund/VA SC	21,427	$10.53	$22.12	$354,421	5.56%	0.60%	1.80%	11.11%	12.47%
Oppenheimer Global Securites Fund/VA SC	17,305	$10.38	$27.63	$325,895	1.92%	0.60%	1.80%	18.77%	20.22%
Oppenheimer High Income Fund/VA SC	—	$—	$—	$—	16.23%	0.60%	1.80%	10.93%	12.04	%(b)
Van Eck Global Hard Asset	7	$40.64	$43.64	$310	0.60%	1.25%	1.80%	1.52%	2.09%
Invesco Van Kampen VI American Franchise	1,087	$5.20	$5.98	$6,077	0.00%	0.70%	1.80%	11.68%	12.93%
Invesco Van Kampen VI Comstock	2,131	$16.98	$19.53	$38,914	1.67%	0.70%	1.80%	17.08%	18.40%
Invesco Van Kampen VI Growth & Income	2,685	$14.79	$17.00	$42,678	1.47%	0.70%	1.80%	12.57%	13.83%
Invesco Van Kampen VI Mid-Cap Growth II	2,764	$5.97	$18.46	$33,382	0.00%	0.60%	1.80%	9.62%	10.96%
Invesco Van Kampen VI Equity and Income II	11,924	$10.56	$17.50	$178,328	1.87%	0.60%	1.80%	10.36%	11.71%
Invesco Van Kampen VI American Franchise II	478	$5.17	$17.91	$3,604	0.00%	0.60%	1.70%	11.47%	12.72%
Invesco Van Kampen VI Comstock II	11,269	$10.95	$19.05	$187,839	1.54%	0.60%	1.80%	16.78%	18.21%
Invesco Van Kampen VI Growth & Income II	30,129	$10.65	$16.59	$423,938	1.42%	0.60%	1.80%	12.29%	13.66%
Invesco Van Kampen VI American Value II	1,638	$10.99	$14.78	$19,958	0.99%	0.60%	1.75%	15.03%	16.37%
Invesco VI Balanced Risk Allocation II	2,710	$11.21	$13.43	$33,209	1.13%	0.60%	1.75%	8.70%	9.97%
Invesco VI Government Securities II	10,070	$10.29	$10.91	$109,216	2.96%	0.60%	1.80%	0.38%	1.60%
Invesco VI International Growth II	2,971	$9.86	$10.37	$30,583	1.88%	0.60%	1.75%	13.35%	14.56%
Invesco VI Global Real Estate II	288	$11.22	$11.29	$3,240	0.52%	0.90%	1.75%	10.27%	10.27	%(a)
Invesco VI Small Cap Equity II	347	$10.00	$10.05	$3,491	0.00%	0.90%	1.65%	1.85%	1.85	%(a)
UIF Global Real Estate II	911	$10.85	$20.70	$11,067	0.55%	0.60%	1.75%	27.67%	29.16%
Lord Abbett Growth & Income	9,154	$10.19	$15.39	$116,738	0.94%	0.60%	1.80%	10.07%	11.41%
Lord Abbett Bond Debenture	26,020	$10.84	$21.14	$419,231	6.46%	0.60%	1.80%	10.51%	11.86%
Lord Abbett Mid Cap Stock	5,491	$10.17	$17.98	$83,001	0.64%	0.60%	1.80%	12.48%	13.86%
Lord Abbett Growth Opportunities	1,527	$9.67	$18.89	$27,024	0.00%	0.60%	1.75%	12.10%	13.42%
Lord Abbett Calibrated Dividend Growth	2,726	$10.55	$18.81	$46,058	2.88%	0.60%	1.80%	10.43%	11.78%
Lord Abbett International Opportunities	2,688	$9.41	$18.13	$28,415	1.99%	0.60%	1.75%	18.27%	19.66%
Lord Abbett Classic Stock	1,445	$10.26	$15.04	$16,718	1.36%	0.60%	1.75%	13.07%	14.40%
Lord Abbett Series Fundamental Equity VC	11,852	$9.98	$12.96	$138,428	0.72%	0.60%	1.75%	8.64%	9.92%
Fidelity Index 500 Portfolio SC2	3,870	$10.96	$17.40	$47,691	2.07%	0.60%	1.75%	13.61%	14.94%
Fidelity Growth Portfolio SC2	198	$11.12	$17.97	$2,576	0.35%	0.60%	1.65%	12.51%	13.71%
Fidelity Contrafund Portfolio SC2	13,169	$10.56	$17.59	$172,073	1.29%	0.60%	1.75%	14.11%	15.44%
Fidelity Mid Cap SC2	14,980	$9.97	$19.65	$194,319	0.53%	0.60%	1.75%	12.56%	13.87%
Fidelity Equity Income SC2	723	$10.44	$17.90	$9,705	2.81%	0.60%	1.65%	15.12%	16.35%
Fidelity Investment Grade Bonds SC2	10,376	$10.60	$14.47	$133,280	2.44%	0.60%	1.75%	3.75%	4.97%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2012				For the Year Ended December 31, 2012
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Fidelity Freedom Fund - 2015 Maturity SC2	83	$11.14	$15.30	$1,005	1.69%	0.70%	1.65%	10.06%	11.12%
Fidelity Freedom Fund - 2020 Maturity SC2	134	$10.91	$16.09	$1,803	1.82%	0.60%	1.65%	11.20%	12.39%
Franklin Flex Cap Growth Securities	1,289	$9.93	$15.64	$15,148	0.00%	0.60%	1.75%	7.35%	8.61%
Franklin Income Securities	14,380	$10.66	$17.03	$193,499	6.33%	0.60%	1.75%	10.68%	11.98%
Franklin Rising Dividend Securities	20,911	$11.13	$17.69	$265,972	1.58%	0.60%	1.75%	10.00%	11.29%
Franklin Small-Mid Cap Growth Securities	1,496	$10.00	$18.07	$18,474	0.00%	0.60%	1.75%	8.91%	10.19%
Franklin Small Cap Value Securities CL 2	3,283	$11.24	$14.63	$44,387	0.78%	0.60%	1.75%	16.31%	17.68%
Franklin US Government Fund	37,852	$10.19	$12.80	$434,100	2.55%	0.60%	1.75%	0.10%	1.27%
Templeton Growth Securities	14,526	$9.67	$16.61	$157,762	2.08%	0.60%	1.75%	18.95%	20.34%
Templeton Foreign Securities	10,242	$9.84	$15.91	$120,286	3.01%	0.60%	1.75%	16.16%	17.52%
Templeton Global Bond Securities Fund II	16,099	$10.42	$17.13	$226,777	6.17%	0.60%	1.75%	13.05%	14.37%
Templeton Developing Markets Sec CL2	264	$9.88	$9.94	$2,614	0.19%	0.90%	1.75%	1.88%	1.88	%(a)
Mutual Shares Securities	48,673	$10.32	$16.18	$557,517	2.18%	0.60%	1.75%	12.24%	13.56%
American Asset Allocation Fund Class 2	4,798	$11.57	$16.03	$64,202	1.94%	0.60%	1.70%	14.21%	15.49%
Legg Mason ClearBridge Variable Mid Cap Core II	2,844	$10.51	$14.12	$35,819	0.88%	0.60%	1.75%	15.55%	16.90%
Legg Mason ClearBridge Variable Small Cap Growth II	350	$11.12	$15.55	$4,773	0.14%	0.70%	1.75%	16.88%	18.13%
Legg Mason Dynamic Multi-Strategy VIT Portfolio II	687	$10.09	$10.12	$6,939	3.90%	1.30%	1.75%	1.11%	1.42	%(a)(c)
PIMCO VIT Long-Term US Government Advisor	981	$10.95	$14.27	$12,558	2.05%	0.60%	1.75%	2.50%	3.70%
PIMCO VIT Low Duration Advisor	6,399	$10.22	$11.14	$68,572	1.79%	0.60%	1.75%	3.89%	5.11%
PIMCO VIT Real Return Advisor	20,704	$10.92	$13.03	$249,987	0.93%	0.60%	1.75%	6.74%	7.99%
PIMCO VIT Short-Term Advisor	4,719	$9.95	$10.36	$47,725	0.77%	0.60%	1.75%	0.88%	2.06%
PIMCO VIT Total Return Advisor	60,040	$10.68	$12.04	$692,430	2.47%	0.60%	1.75%	7.57%	8.83%
PIMCO VIT All Asset Advisor	411	$10.68	$10.75	$4,400	7.58%	0.90%	1.75%	6.53%	6.53	%(a)
Royce Capital Fund Micro-Cap SC	1,920	$8.99	$12.74	$21,618	0.00%	0.70%	1.75%	5.57%	6.70%
Royce Capital Fund Small-Cap SC	11,286	$10.34	$13.18	$134,250	0.04%	0.60%	1.75%	10.25%	11.54%

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average of net assets. These ratios exclude those expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividend by the underlying fund in which the subaccount invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through redemption of units; inclusion of these expenses in

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 1, 2012

(b)  Closed October 26, 2012

(c)  Total return range includes new product designs as subaccount is only offered in the new product designs.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2011				For the Year Ended December 31, 2011
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	4,851	$10.49	$20.30	$71,380	1.13%	0.60%	1.80%	–8.72%	–7.61%
Goldman Sachs Strategic International Equity	4,086	$8.74	$14.73	$45,166	3.15%	0.60%	1.80%	–16.57%	–15.56%
Goldman Sachs Structured US Equity	1,831	$9.72	$25.77	$37,339	1.61%	0.60%	1.80%	2.18%	3.42%
Goldman Sachs Structured Small Cap Equity	1,524	$11.22	$27.90	$35,850	0.75%	0.60%	1.80%	–1.13%	0.07%
Goldman Sachs Strategic Growth	2,989	$9.74	$22.19	$42,343	0.42%	0.60%	1.80%	–4.36%	–3.20%
Goldman Sachs Mid Cap Value	748	$14.88	$16.28	$11,673	0.71%	0.60%	1.80%	–8.06%	–6.94%
Goldman Sachs Strategic Growth SC	6,533	$9.40	$14.49	$72,429	0.29%	0.70%	1.75%	–4.51%	–3.54%
Goldman Sachs Large Cap Value Fund SC	14,330	$7.96	$13.03	$128,115	1.30%	0.70%	1.75%	–8.84%	–7.91%
Goldman Sachs Strategic International Equity SC	6,613	$6.94	$12.53	$49,408	3.26%	0.70%	1.75%	–16.56%	–15.76%
Goldman Sachs Structured Small Cap Equity SC	1,906	$11.37	$17.74	$22,611	0.54%	0.70%	1.65%	–1.24%	–0.29%
Goldman Sachs Structured US Equity SC	61	$9.20	$14.86	$786	1.50%	0.70%	1.65%	2.19%	3.17%
Goldman Sachs VIT Growth Opportunities SC	4,755	$9.41	$12.34	$55,346	0.00%	0.60%	1.70%	–5.60%	–4.54%
Goldman Sachs Mid Cap Value SC	4,180	$9.05	$10.30	$42,503	0.90%	0.70%	1.75%	–8.18%	–7.25%
Calvert VP SRI Balanced	136	$11.72	$14.80	$1,948	1.17%	0.70%	1.80%	2.69%	3.84%
MFS Growth Series IC	317	$10.23	$16.59	$4,957	0.19%	0.70%	1.80%	–2.11%	–1.02%
MFS Research IC	530	$11.05	$14.77	$7,498	0.85%	0.70%	1.80%	–2.24%	–1.15%
MFS Investors Trust IC	683	$10.36	$13.86	$8,958	0.90%	0.70%	1.80%	–3.94%	–2.86%
MFS Total Return IC	2,112	$15.57	$18.92	$37,517	2.53%	0.70%	1.80%	–0.05%	1.06%
MFS New Discovery IC	132	$17.94	$23.59	$2,938	0.00%	0.70%	1.80%	–11.88%	–10.89%
MFS Utilities IC	232	$23.57	$25.94	$5,840	3.20%	0.70%	1.80%	4.87%	6.04%
MFS Investors Growth Stock IC	379	$6.54	$7.44	$2,612	0.54%	0.70%	1.80%	–1.23%	–0.12%
MFS Growth Series SC	1,117	$9.43	$16.24	$15,716	0.02%	0.60%	1.80%	–2.34%	–1.15%
MFS Research SC	252	$9.49	$14.93	$3,279	0.66%	0.60%	1.75%	–2.37%	–1.28%
MFS Investors Trust SC	2,944	$9.30	$13.88	$36,771	0.84%	0.60%	1.80%	–4.17%	–3.00%
MFS Total Return SC	5,387	$9.78	$18.51	$80,275	2.40%	0.60%	1.80%	–0.24%	0.98%
MFS New Discovery SC	3,072	$8.39	$23.08	$59,039	0.00%	0.60%	1.80%	–12.10%	–11.03%
MFS Utilities SC	1,662	$9.62	$25.37	$34,035	3.16%	0.60%	1.80%	4.60%	5.87%
MFS Investors Growth Stock SC	7,725	$6.40	$14.96	$58,494	0.26%	0.60%	1.80%	–1.43%	–0.23%
MFS VIT Research Bond SC	24,788	$10.10	$11.33	$275,699	2.88%	0.60%	1.75%	4.68%	5.84%
MFS VIT Value SC	14,747	$9.59	$11.43	$162,861	1.41%	0.60%	1.75%	–2.15%	–1.06%
Oppenheimer Money Fund/VA	57,856	$0.97	$11.22	$75,329	0.01%	0.60%	1.80%	–1.78%	–0.59%
Oppenheimer Small & Mid Cap Fund/VA	221	$9.35	$13.42	$2,878	0.00%	0.70%	1.80%	–0.72%	0.39%
Oppenheimer Capital Appreciation Fund/VA	675	$10.98	$16.23	$10,037	0.38%	0.70%	1.80%	–2.92%	–1.84%
Oppenheimer Main Street Fund/VA	974	$10.25	$13.55	$12,467	0.88%	0.70%	1.80%	–1.81%	–0.71%
Oppenheimer Global Strategic Income Fund/VA	1,198	$18.16	$20.11	$22,886	3.43%	0.70%	1.80%	–0.95%	0.15%
Oppenheimer Global Securites Fund/VA	546	$18.62	$23.60	$11,939	1.29%	0.70%	1.80%	–9.94%	–8.93%
Oppenheimer High Income Fund/VA	339	$3.77	$4.03	$1,338	9.28%	0.70%	1.80%	–4.09%	–3.02%
Oppenheimer Small & Mid Cap Fund/VA SC	79	$8.90	$16.56	$951	0.00%	0.60%	1.80%	–0.97%	0.23%
Oppenheimer Capital Appreciation Fund/VA SC	2,762	$9.37	$15.90	$32,178	0.11%	0.60%	1.80%	–3.14%	–1.96%
Oppenheimer Main Street Fund/VA SC	721	$9.75	$14.78	$9,079	0.52%	0.60%	1.80%	–2.10%	–0.91%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2011				For the Year Ended December 31, 2011
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Global Strategic Income Fund/VA SC	14,618	$9.48	$19.68	$244,206	2.44%	0.60%	1.80%	–1.16%	0.05%
Oppenheimer Global Securites Fund/VA SC	11,057	$8.73	$23.13	$205,559	0.82%	0.60%	1.80%	–10.17%	–9.07%
Oppenheimer High Income Fund/VA SC	369	$3.21	$14.57	$1,555	9.93%	0.60%	1.80%	–4.30%	–3.14%
Van Eck Global Hard Asset	7	$40.03	$42.74	$304	1.24%	1.25%	1.80%	–17.95%	–17.49%
Invesco Van Kampen VI Capital Growth	1,327	$4.65	$5.29	$6,599	0.00%	0.70%	1.80%	–7.86%	–6.83%
Invesco Van Kampen VI Comstock	2,679	$14.50	$16.49	$41,576	1.68%	0.70%	1.80%	–3.60%	–2.53%
Invesco Van Kampen VI Growth & Income	3,264	$13.14	$14.94	$45,833	1.20%	0.70%	1.80%	–3.77%	–2.69%
Invesco Van Kampen VI Mid-Cap Growth II	2,587	$5.45	$16.67	$28,681	0.00%	0.60%	1.80%	–10.99%	–9.90%
Invesco Van Kampen VI Equity and Income II	9,741	$9.56	$15.68	$141,743	1.71%	0.60%	1.80%	–3.07%	–1.89%
Invesco Van Kampen VI Government II	—	$—	$—	$—	13.06%	0.60%	1.80%	0.46%	0.86	%(b)
Invesco Van Kampen VI Capital Growth II	579	$4.56	$15.92	$3,856	0.00%	0.60%	1.80%	–8.07%	–6.95%
Invesco Van Kampen VI Comstock II	10,576	$9.37	$16.14	$156,807	1.27%	0.60%	1.80%	–3.86%	–2.69%
Invesco Van Kampen VI Growth & Income II	19,913	$9.48	$14.61	$272,251	1.19%	0.60%	1.80%	–4.01%	–2.85%
Invesco Van Kampen VI Global Tactical Asset Alloc II	—	$—	$—	$—	1.41%	0.60%	1.70%	3.01%	3.38	%(b)
Invesco Van Kampen VI International Growth Equity II	—	$—	$—	$—	10.41%	0.60%	1.65%	8.88%	9.26	%(b)
Invesco Van Kampen VI Mid Cap Value II	177	$9.56	$12.70	$2,171	0.72%	0.60%	1.75%	–0.83%	0.22%
Invesco VI Balanced Risk Allocation II	542	$10.31	$12.21	$6,410	0.00%	0.60%	1.75%	5.58%	6.36	%(a)
Invesco VI Government Securities II	10,539	$10.16	$10.73	$112,899	0.00%	0.60%	1.80%	5.35%	6.20	%(a)
Invesco VI International Growth II	613	$8.70	$8.77	$5,353	0.00%	0.60%	1.65%	–16.04%	–15.44	%(a)
UIF Global Real Estate II	751	$8.50	$16.06	$7,311	3.29%	0.60%	1.75%	–11.68%	–10.69%
Lord Abbett Growth & Income	10,172	$9.25	$13.84	$117,661	0.72%	0.60%	1.80%	–7.77%	–6.64%
Lord Abbett Bond Debenture	17,605	$9.80	$18.92	$291,184	6.48%	0.60%	1.80%	2.51%	3.76%
Lord Abbett Mid Cap Value	6,435	$9.04	$15.82	$86,373	0.20%	0.60%	1.80%	–5.73%	–4.59%
Lord Abbett Growth Opportunities	1,614	$8.65	$16.67	$25,880	0.00%	0.60%	1.70%	–11.57%	–10.59%
Lord Abbett Capital Structure	3,127	$9.54	$16.84	$48,403	2.64%	0.60%	1.80%	–1.60%	–0.40%
Lord Abbett International Opportunities	2,783	$7.95	$15.18	$24,685	0.98%	0.60%	1.75%	–17.11%	–16.22%
Lord Abbett Classic Stock	910	$9.07	$13.18	$9,655	0.81%	0.60%	1.65%	–9.66%	–8.70%
Lord Abbett Series Fundamental Equity VC	6,277	$9.18	$11.79	$71,068	0.29%	0.60%	1.75%	–6.11%	–5.06%
Fidelity Index 500 Portfolio SC2	3,075	$9.65	$15.17	$34,615	1.92%	0.60%	1.75%	0.06%	1.18%
Fidelity Growth Portfolio SC2	239	$9.88	$15.83	$2,727	0.12%	0.60%	1.65%	–1.68%	–0.63%
Fidelity Contrafund Portfolio SC2	9,977	$9.26	$15.26	$119,890	0.88%	0.60%	1.75%	–4.43%	–3.37%
Fidelity Mid Cap SC2	6,959	$8.86	$17.33	$93,489	0.03%	0.60%	1.75%	–12.36%	–11.39%
Fidelity Equity Income SC2	848	$9.07	$15.41	$9,782	2.29%	0.60%	1.65%	–1.00%	0.05%
Fidelity Investment Grade Bonds SC2	7,383	$10.13	$13.85	$95,617	3.39%	0.60%	1.75%	5.22%	6.40%
Fidelity Freedom Fund - 2015 Maturity SC2	91	$10.12	$13.79	$996	1.84%	0.70%	1.65%	–2.15%	–1.21%
Fidelity Freedom Fund - 2020 Maturity SC2	139	$9.81	$14.34	$1,670	1.95%	0.60%	1.65%	–2.87%	–1.83%
Franklin Flex Cap Growth Securities	1,022	$9.25	$14.43	$11,462	0.00%	0.60%	1.75%	–6.42%	–5.37%
Franklin Income Securities	11,892	$9.64	$15.24	$150,680	5.65%	0.60%	1.75%	0.65%	1.77%
Franklin Rising Dividend Securities	15,496	$10.12	$15.93	$185,418	1.50%	0.60%	1.75%	4.20%	5.36%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2011				For the Year Ended December 31, 2011
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Franklin Small-Mid Cap Growth Securities	1,210	$9.19	$16.43	$14,220	0.00%	0.60%	1.75%	–6.44%	–5.40%
Franklin Small Cap Value Securities CL 2	2,636	$9.66	$12.43	$31,288	0.67%	0.60%	1.75%	–5.39%	–4.34%
Franklin US Government Fund	22,659	$10.10	$12.64	$270,669	3.14%	0.60%	1.75%	3.89%	5.05%
Templeton Growth Securities	12,715	$8.12	$13.83	$115,070	1.30%	0.60%	1.75%	–8.55%	–7.53%
Templeton Foreign Securities	9,254	$8.47	$13.56	$93,795	1.70%	0.60%	1.75%	–12.15%	–11.17%
Templeton Global Bond Securities Fund II	9,357	$9.21	$14.97	$130,435	5.43%	0.60%	1.75%	–2.55%	–1.46%
Mutual Shares Securities	37,146	$9.18	$14.27	$380,902	2.58%	0.60%	1.75%	–2.72%	–1.63%
American Asset Allocation Fund Class 2	4,795	$10.04	$13.91	$56,603	2.03%	0.60%	1.70%	–0.42%	0.69%
Legg Mason ClearBridge Variable Mid Cap Core II	1,524	$9.10	$12.08	$17,750	0.00%	0.60%	1.75%	–5.77%	–4.72%
Legg Mason ClearBridge Variable Small Cap Growth II	169	$9.53	$13.17	$2,110	0.00%	0.70%	1.65%	–0.65%	0.30%
PIMCO VIT Long-Term US Government Advisor	547	$10.59	$13.79	$7,144	2.54%	0.60%	1.75%	25.55%	26.94%
PIMCO VIT Low Duration Advisor	3,962	$9.84	$10.60	$41,152	1.56%	0.60%	1.75%	–0.70%	0.40%
PIMCO VIT Real Return Advisor	11,142	$10.15	$12.07	$131,420	1.86%	0.60%	1.75%	9.67%	10.89%
PIMCO VIT Short-Term Advisor	2,725	$9.86	$10.15	$27,210	0.85%	0.60%	1.75%	–1.29%	–0.19%
PIMCO VIT Total Return Advisor	39,540	$9.93	$11.06	$429,278	2.55%	0.60%	1.75%	1.75%	2.88%
Royce Capital Fund Micro-Cap SC	1,124	$8.52	$11.96	$12,807	3.55%	0.60%	1.75%	–13.74%	–12.78%
Royce Capital Fund Small-Cap SC	6,047	$9.38	$11.81	$68,884	0.42%	0.60%	1.75%	–5.19%	–4.13%

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average of net assets. These ratios exclude those expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividend by the underlying fund in which the subaccount invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 2, 2011

(b)  Closed April 29, 2011

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Large Cap Value	5,955	$11.41	$22.11	$95,354	0.77%	0.60%	1.80%	9.20%	10.53%
Goldman Sachs Strategic International Equity	4,726	$10.40	$17.56	$62,541	1.48%	0.60%	1.80%	8.38%	9.70%
Goldman Sachs Structured US Equity	2,229	$9.44	$25.08	$44,113	1.41%	0.60%	1.80%	10.82%	12.17%
Goldman Sachs Structured Small Cap Equity	1,918	$11.33	$28.06	$45,185	0.53%	0.60%	1.80%	27.78%	29.34%
Goldman Sachs Strategic Growth	3,559	$10.11	$23.07	$52,655	0.41%	0.60%	1.80%	8.75%	10.07%
Goldman Sachs Mid Cap Value	916	$16.18	$17.51	$15,415	0.66%	0.60%	1.80%	22.76%	24.25%
Goldman Sachs Strategic Growth SC	2,907	$10.03	$15.04	$34,837	0.35%	0.70%	1.70%	8.68%	9.72%
Goldman Sachs Large Cap Value Fund SC	9,323	$8.72	$14.17	$88,482	0.76%	0.70%	1.70%	9.06%	10.11%
Goldman Sachs Strategic International Equity SC	6,375	$8.30	$14.89	$56,109	1.35%	0.70%	1.65%	8.27%	9.32%
Goldman Sachs Structured Small Cap Equity SC	2,223	$11.51	$17.81	$26,462	0.32%	0.70%	1.65%	27.73%	28.96%
Goldman Sachs Structured US Equity SC	66	$9.00	$14.42	$827	1.38%	0.70%	1.65%	10.75%	11.81%
Goldman Sachs VIT Growth Opportunities SC	1,404	$11.01	$12.93	$17,346	0.00%	0.60%	1.70%	17.40%	18.65%
Goldman Sachs Mid Cap Value SC	1,068	$11.02	$11.11	$11,820	1.13%	0.70%	1.70%	7.45%	8.14	%(a)
Calvert VP SRI Balanced	175	$11.34	$14.33	$2,435	1.37%	0.70%	1.80%	9.58%	10.81%
MFS Growth Series IC	360	$10.37	$16.85	$5,745	0.12%	0.70%	1.80%	13.27%	14.53%
MFS Research IC	609	$11.22	$15.03	$8,787	0.95%	0.70%	1.80%	13.82%	15.09%
MFS Investors Trust IC	871	$10.70	$14.34	$11,833	1.22%	0.70%	1.80%	9.10%	10.32%
MFS Total Return IC	2,602	$15.47	$18.82	$46,005	2.82%	0.70%	1.80%	7.95%	9.16%
MFS New Discovery IC	145	$20.22	$26.62	$3,647	0.00%	0.70%	1.80%	33.89%	35.38%
MFS Utilities IC	268	$22.32	$24.59	$6,398	3.36%	0.70%	1.80%	11.76%	13.01%
MFS Investors Growth Stock IC	451	$6.63	$7.45	$3,124	0.48%	0.70%	1.80%	10.45%	11.69%
MFS Growth Series SC	448	$10.18	$16.54	$6,377	0.00%	0.60%	1.80%	12.96%	14.33%
MFS Research SC	205	$11.01	$15.16	$2,721	0.63%	0.60%	1.80%	13.57%	14.95%
MFS Investors Trust SC	1,345	$10.51	$14.33	$17,655	0.72%	0.60%	1.80%	8.89%	10.22%
MFS Total Return SC	5,583	$12.13	$18.45	$81,959	2.52%	0.60%	1.80%	7.66%	8.98%
MFS New Discovery SC	1,964	$15.65	$26.11	$41,808	0.00%	0.60%	1.80%	33.50%	35.13%
MFS Utilities SC	1,190	$15.08	$24.12	$23,103	2.77%	0.60%	1.80%	11.47%	12.83%
MFS Investors Growth Stock SC	8,583	$6.50	$15.02	$65,193	0.28%	0.60%	1.80%	10.14%	11.48%
MFS VIT Research Bond SC	10,863	$10.34	$10.70	$115,145	1.62%	0.60%	1.70%	5.44%	6.56%
MFS VIT Value SC	6,297	$10.42	$11.55	$71,364	0.69%	0.60%	1.70%	9.38%	10.55%
Oppenheimer Money Fund/VA	32,570	$0.98	$11.28	$48,336	0.03%	0.60%	1.80%	–1.77%	–0.57%
Oppenheimer Small & Mid Cap Fund/VA	258	$9.33	$13.44	$3,367	0.00%	0.70%	1.80%	25.18%	26.57%
Oppenheimer Capital Appreciation Fund/VA	825	$11.24	$16.63	$12,572	0.19%	0.70%	1.80%	7.45%	8.65%
Oppenheimer Main Street Fund/VA	1,195	$10.37	$13.72	$15,501	1.15%	0.70%	1.80%	14.02%	15.30%
Oppenheimer Global Strategic Income Fund/VA	1,556	$18.34	$20.08	$29,884	8.72%	0.70%	1.80%	12.90%	14.16%
Oppenheimer Global Securites Fund/VA	635	$20.53	$26.06	$15,359	1.48%	0.70%	1.80%	13.88%	15.15%
Oppenheimer High Income Fund/VA	413	$3.94	$4.18	$1,692	6.61%	0.70%	1.80%	12.75%	14.01%
Oppenheimer Small & Mid Cap Fund/VA SC	92	$8.92	$16.55	$1,098	0.00%	0.60%	1.80%	24.88%	26.40%
Oppenheimer Capital Appreciation Fund/VA SC	2,976	$10.83	$16.32	$35,135	0.00%	0.60%	1.80%	7.18%	8.49%
Oppenheimer Main Street Fund/VA SC	567	$10.23	$14.95	$7,180	0.82%	0.60%	1.80%	13.75%	15.13%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Oppenheimer Global Strategic Income Fund/VA SC	10,112	$12.33	$19.69	$168,404	7.14%	0.60%	1.80%	12.71%	14.08%
Oppenheimer Global Securites Fund/VA SC	6,064	$15.02	$25.61	$115,021	0.76%	0.60%	1.80%	13.63%	15.01%
Oppenheimer High Income Fund/VA SC	519	$3.35	$15.08	$2,207	6.13%	0.60%	1.80%	12.39%	13.76%
Van Eck Global Hard Asset	8	$48.79	$51.80	$413	0.40%	1.25%	1.80%	26.91%	27.62%
Invesco Van Kampen VI Capital Growth	1,649	$5.05	$5.68	$8,845	0.00%	0.70%	1.80%	17.69%	19.01%
Invesco Van Kampen VI Comstock	3,296	$15.05	$16.92	$52,709	0.14%	0.70%	1.80%	13.89%	15.17%
Invesco Van Kampen VI Growth & Income	3,985	$13.65	$15.35	$57,789	0.11%	0.70%	1.80%	10.49%	11.73%
Invesco Van Kampen VI Mid-Cap Growth II	2,525	$6.12	$18.54	$32,256	0.00%	0.60%	1.80%	24.99%	26.51%
Invesco Van Kampen VI Equity and Income II	8,390	$13.02	$16.00	$126,004	1.95%	0.60%	1.80%	10.02%	11.36%
Invesco Van Kampen VI Government II	10,283	$10.33	$12.36	$121,331	0.20%	0.60%	1.80%	3.00%	4.26%
Invesco Van Kampen VI Capital Growth II	712	$4.96	$17.14	$4,957	0.00%	0.60%	1.80%	17.42%	18.85%
Invesco Van Kampen VI Comstock II	8,739	$12.20	$16.60	$132,160	0.12%	0.60%	1.80%	13.62%	15.00%
Invesco Van Kampen VI Growth & Income II	12,090	$12.72	$15.05	$173,470	0.08%	0.60%	1.80%	10.18%	11.52%
Invesco Van Kampen VI Global Tactical Asset Alloc II	265	$10.61	$11.11	$2,909	0.07%	0.60%	1.70%	7.52%	8.67%
Invesco Van Kampen VI International Growth Equity II	524	$8.11	$15.71	$6,235	1.45%	0.60%	1.65%	8.09%	9.24%
Invesco Van Kampen VI Mid Cap Value II	56	$10.88	$12.66	$708	0.59%	0.70%	1.65%	20.17%	21.33%
UIF Global Real Estate II	322	$9.70	$18.02	$3,662	9.30%	0.60%	1.65%	20.30%	21.58%
Lord Abbett Growth & Income	10,732	$11.47	$14.85	$133,652	0.57%	0.60%	1.80%	15.30%	16.71%
Lord Abbett Bond Debenture	13,248	$13.79	$18.25	$212,055	6.91%	0.60%	1.80%	10.30%	11.64%
Lord Abbett Mid Cap Value	7,525	$13.20	$16.61	$106,259	0.39%	0.60%	1.80%	23.18%	24.68%
Lord Abbett Growth Opportunities	1,759	$15.30	$18.66	$31,709	0.00%	0.60%	1.70%	20.84%	22.19%
Lord Abbett Capital Structure	3,552	$13.74	$16.93	$55,469	2.80%	0.60%	1.80%	12.71%	14.08%
Lord Abbett International Opportunities	2,681	$9.59	$18.15	$28,689	0.85%	0.60%	1.65%	19.23%	20.49%
Lord Abbett Classic Stock	700	$10.04	$14.46	$8,372	0.52%	0.60%	1.65%	12.24%	13.43%
Lord Abbett Series Fundamental Equity VC	2,432	$10.84	$12.42	$29,582	0.62%	0.60%	1.70%	17.07%	18.31%
Fidelity Index 500 Portfolio SC2	2,659	$9.86	$15.02	$29,411	1.87%	0.60%	1.70%	12.84%	14.04%
Fidelity Growth Portfolio SC2	264	$10.05	$15.96	$3,060	0.03%	0.60%	1.65%	21.82%	23.12%
Fidelity Contrafund Portfolio SC2	8,209	$10.43	$15.83	$100,516	1.13%	0.60%	1.70%	15.00%	16.23%
Fidelity Mid Cap SC2	3,915	$11.60	$19.65	$59,281	0.16%	0.60%	1.70%	26.45%	27.80%
Fidelity Equity Income SC2	897	$9.16	$15.44	$10,375	1.62%	0.60%	1.65%	13.03%	14.23%
Fidelity Investment Grade Bonds SC2	5,791	$10.38	$13.07	$71,030	3.78%	0.60%	1.70%	5.78%	6.90%
Fidelity Freedom Fund - 2015 Maturity SC2	91	$10.34	$13.97	$1,019	2.08%	0.70%	1.65%	10.93%	12.00%
Fidelity Freedom Fund - 2020 Maturity SC2	144	$10.10	$14.64	$1,755	2.11%	0.60%	1.65%	12.45%	13.64%
Franklin Flex Cap Growth Securities	667	$10.64	$15.28	$8,296	0.00%	0.60%	1.65%	14.28%	15.50%
Franklin Income Securities	10,473	$10.69	$15.00	$131,216	6.61%	0.60%	1.70%	10.82%	12.00%
Franklin Rising Dividend Securities	11,557	$10.28	$15.15	$134,159	1.57%	0.60%	1.70%	18.66%	19.92%
Franklin Small-Mid Cap Growth Securities	889	$10.87	$17.41	$11,368	0.00%	0.60%	1.70%	25.52%	26.86%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2010				For the Year Ended December 31, 2010
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Subaccount	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Franklin Small Cap Value Securities CL 2	1,049	$11.16	$12.99	$13,258	0.58%	0.60%	1.70%	26.11%	27.45%
Franklin US Government Fund	14,678	$10.25	$12.03	$166,068	3.10%	0.60%	1.70%	3.55%	4.65%
Templeton Growth Securities	7,507	$8.87	$14.98	$77,256	1.30%	0.60%	1.70%	5.63%	6.75%
Templeton Foreign Securities	6,895	$10.56	$15.30	$79,883	1.86%	0.60%	1.70%	6.62%	7.76%
Templeton Global Bond Securities Fund II	5,210	$10.45	$15.20	$74,467	1.35%	0.60%	1.70%	12.26%	13.46%
Mutual Shares Securities	21,814	$9.43	$14.54	$238,074	1.75%	0.60%	1.70%	9.36%	10.53%
American Asset Allocation Fund Class 2	3,823	$10.17	$13.84	$46,593	2.32%	0.60%	1.70%	10.99%	11.83%
Legg Mason ClearBridge Variable Mid Cap Core II	569	$11.24	$12.68	$7,107	0.00%	0.60%	1.70%	20.05%	21.33%
Legg Mason ClearBridge Variable Small Cap Growth II	69	$11.52	$13.13	$886	0.00%	0.70%	1.65%	22.68%	23.86%
PIMCO VIT Long-Term US Government Advisor	255	$10.31	$10.89	$2,652	3.32%	0.60%	1.65%	9.66%	10.83%
PIMCO VIT Low Duration Advisor	1,665	$10.18	$10.55	$17,384	1.64%	0.60%	1.70%	3.45%	4.55%
PIMCO VIT Real Return Advisor	4,217	$10.48	$10.88	$45,415	1.23%	0.60%	1.70%	6.22%	7.35%
PIMCO VIT Short-Term Advisor	1,351	$9.99	$10.17	$13,615	0.78%	0.60%	1.70%	0.33%	1.40%
PIMCO VIT Total Return Advisor	17,262	$10.40	$10.75	$183,821	2.32%	0.60%	1.70%	6.22%	7.35%
Royce Capital Fund Micro-Cap SC	379	$11.84	$13.72	$5,087	3.38%	0.60%	1.70%	27.76%	29.12%
Royce Capital Fund Small-Cap SC	2,343	$10.97	$12.32	$28,364	0.23%	0.60%	1.70%	18.28%	19.54%

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average of net assets. These ratios exclude those expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividend by the underlying fund in which the subaccount invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns for periods of less than one year are not annualized. Product designs within a subaccount with an effective date during the year were excluded from the range of total return for that period unless the subaccount is only offered within the new product design.

(a)  Start date May 3, 2010

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

7.  EXPENSES

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range
Mortality and Expense Risk Charge
To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is deducted through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.	0.50% - 1.65%
Administrative Charge
An annual fee is assessed to reimburse Protective Life for expenses incurred in the administration of the contract and the Separate Account. The charge is assessed through the reduction of unit values.	0.10% - 0.15%
Contract Maintenance Fee
This annual charge is assessed through the redemption of units and is waived when the account value or purchase payments less surrenders and associated surrender charges equals or exceeds $50,000 - $100,000, depending on the product.	$0 - $50
Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.	0.00% - 8.50%
Transfer Fee Currently there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year as a redemption of units.	$25
Deferred Sales Charge
This charge is assessed as a percentage of cumulative purchase payments and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The fees are deducted quarterly and assessed through redemption of units.	0.00% - 0.70%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2014

7.  EXPENSES — (Continued)

Expense Type	Range
Optional Benefit Fee
Optional benefits may be elected by contract owners. These benefits include death benefits and living benefits. The fees for such benefits are deducted monthly and assessed through redemption of units. These fees are calculated on either a "Benefit Base" basis, an "Asset Base" basis, a "Floored Asset Base" basis or a "Net Amount at Risk" basis.	0.10% - 2.20% on Benefit Base 0.15% - 0.45% on Asset Base 1.0% - 2.2% on Floored Asset Base $0.25 per $1000 - $18.94 per $1000 on Net Amount at Risk.

8.  RELATED PARTY TRANSACTIONS

Contract owners' net payments represent premiums received from contract owners less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the Contract.

Protective Life offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. There were no loans outstanding as of December 31, 2014.

Investment Distributors, Inc., a wholly owned subsidiary of PLC, is the principal underwriter for the Separate Account.

9.  SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2014, and through the financial statement issuance date. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareowner of
Protective Life Insurance Company

In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Protective Life Insurance Company and its subsidiaries at December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. The Company's management is responsible for these financial statements and financial statement schedules. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audits of the financial statements included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our audits also included performing such other procedures as we considered necessary in the circumstances. We believe that our audits provide a reasonable basis for our opinions.

As discussed in Note 5 to the consolidated financial statements, the Company's parent, Protective Life Corporation, was acquired on February 1, 2015 by The Dai-ichi Life Insurance Company, Limited. After completion of the acquisition, the Company is an ultimate wholly owned subsidiary of The Dai-ichi Life Insurance Company, Limited.

/s/ PricewaterhouseCoopers LLP

Birmingham, Alabama
March 24, 2015

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Revenues
Premiums and policy fees	$3,283,069	$2,967,322	$2,799,390
Reinsurance ceded	(1,395,743)	(1,387,437)	(1,310,097)
Net of reinsurance ceded	1,887,326	1,579,885	1,489,293
Net investment income	2,098,013	1,836,188	1,789,338
Realized investment gains (losses):
Derivative financial instruments	(13,492)	82,161	(227,816)
All other investments	205,302	(121,537)	232,836
Other-than-temporary impairment losses	(2,589)	(10,941)	(67,130)
Portion recognized in other comprehensive income (before taxes)	(4,686)	(11,506)	8,986
Net impairment losses recognized in earnings	(7,275)	(22,447)	(58,144)
Other income	294,333	250,420	230,553
Total revenues	4,464,207	3,604,670	3,456,060
Benefits and expenses
Benefits and settlement expenses, net of reinsurance ceded: (2014 — $1,223,804; 2013 — $1,207,781; 2012 — $1,228,897)	2,786,463	2,473,988	2,317,121
Amortization of deferred policy acquisition costs and value of business acquired	308,320	154,660	192,183
Other operating expenses, net of reinsurance ceded: (2014 — $199,824; 2013 — $199,079; 2012 — $200,442)	630,635	553,523	487,177
Total benefits and expenses	3,725,418	3,182,171	2,996,481
Income before income tax	738,789	422,499	459,579
Income tax (benefit) expense
Current	181,763	(18,298)	81,006
Deferred	65,075	149,195	70,037
Total income tax expense	246,838	130,897	151,043
Net income	$491,951	$291,602	$308,536

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Net income	$491,951	$291,602	$308,536
Other comprehensive income (loss):
Change in net unrealized gains (losses) on investments, net of income tax: (2014 — $529,838; 2013 — $(673,302); 2012 — $392,372)	983,985	(1,250,416)	728,692
Reclassification adjustment for investment amounts included in net income, net of income tax: (2014 — $(23,903); 2013 — $(15,396); 2012 — $(3,317))	(44,391)	(28,594)	(6,163)
Change in net unrealized gains (losses) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2014 — $1,883; 2013 — $2,472; 2012 — $16,227)	3,498	4,591	30,136
Change in accumulated (loss) gain — derivatives, net of income tax: (2014 — $(1); 2013 — $395; 2012 — $1,108)	(2)	734	2,058
Reclassification adjustment for derivative amounts included in net income, net of income tax: (2014 — $622; 2013 — $822; 2012 — $1,120)	1,155	1,527	2,080
Total other comprehensive income (loss)	944,245	(1,272,158)	756,803
Total comprehensive income (loss)	$1,436,196	$(980,556)	$1,065,339

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

	As of December 31,
	2014	2013
	(Dollars In Thousands)
Assets
Fixed maturities, at fair value (amortized cost: 2014 — $33,716,848; 2013 — $33,648,298)	$36,756,240	$34,804,919
Fixed maturities, at amortized cost (fair value: 2014 — $485,422; 2013 — $335,676)	435,000	365,000
Equity securities, at fair value (cost: 2014 — $735,297; 2013 — $632,652)	756,790	602,388
Mortgage loans (2014 and 2013 includes: $455,250 and $627,731 related to securitizations)	5,133,780	5,493,492
Investment real estate, net of accumulated depreciation (2014 — $246; 2013 — $937)	5,918	16,873
Policy loans	1,758,237	1,815,744
Other long-term investments	491,282	424,481
Short-term investments	246,717	133,025
Total investments	45,583,964	43,655,922
Cash	268,286	345,579
Accrued investment income	474,095	461,838
Accounts and premiums receivable, net of allowance for uncollectible amounts (2014 — $3,465; 2013 — $4,211)	81,137	101,324
Reinsurance receivables	5,907,662	6,008,010
Deferred policy acquisition costs and value of business acquired	3,155,046	3,476,622
Goodwill	77,577	80,675
Property and equipment, net of accumulated depreciation (2014 — $116,688; 2013 — $110,080)	51,760	51,071
Other assets	398,574	501,302
Income tax receivable	1,648	12,399
Assets related to separate accounts
Variable annuity	13,157,429	12,791,438
Variable universal life	834,940	783,618
Total assets	$69,992,118	$68,269,798
Liabilities
Future policy benefits and claims	$29,944,477	$29,771,958
Unearned premiums	1,515,001	1,500,394
Total policy liabilities and accruals	31,459,478	31,272,352
Stable value product account balances	1,959,488	2,559,552
Annuity account balances	10,950,729	11,125,253
Other policyholders' funds	1,430,325	1,214,380
Other liabilities	1,178,962	945,911
Deferred income taxes	1,611,864	1,041,420
Non-recourse funding obligations	1,527,752	1,495,448
Repurchase program borrowings	50,000	350,000
Liabilities related to separate accounts
Variable annuity	13,157,429	12,791,438
Variable universal life	834,940	783,618
Total liabilities	64,160,967	63,579,372
Commitments and contingencies — Note 13
Shareowner's equity
Preferred Stock; $1 par value, shares authorized: 2,000; Liquidation preference: $2,000	2	2
Common Stock, $1 par value, shares authorized and issued: 2014 and 2013 — 5,000,000	5,000	5,000
Additional paid-in-capital	1,437,787	1,433,258
Retained earnings	2,905,151	2,713,200
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on investments, net of income tax: (2014 — $796,488; 2013 — $290,553)	1,479,192	539,598
Net unrealized (losses) gains relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2014 — $2,208; 2013 — $325)	4,101	603
Accumulated loss — derivatives, net of income tax: (2014 — $(45); 2013 — $(666))	(82)	(1,235)
Total shareowner's equity	5,831,151	4,690,426
Total liabilities and shareowner's equity	$69,992,118	$68,269,798

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHAREOWNER'S EQUITY

	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Shareowner's Equity
	(Dollars In Thousands)
Balance, December 31, 2011	$2	$5,000	$1,361,734	$2,456,293	$1,054,321	$4,877,350
Net income for 2012				308,536		308,536
Other comprehensive income					756,803	756,803
Comprehensive income for 2012						1,065,339
Capital contributions			1,524			1,524
Dividends paid to the parent company				(257,000)		(257,000)
Balance, December 31, 2012	$2	$5,000	$1,363,258	$2,507,829	$1,811,124	$5,687,213
Net income for 2013				291,602		291,602
Other comprehensive loss					(1,272,158)	(1,272,158)
Comprehensive loss for 2013						(980,556)
Capital contributions			70,000			70,000
Dividends paid to the parent company				(86,231)		(86,231)
Balance, December 31, 2013	$2	$5,000	$1,433,258	$2,713,200	$538,966	$4,690,426
Net income for 2014				491,951		491,951
Other comprehensive income					944,245	944,245
Comprehensive income for 2014						1,436,196
Capital contributions			4,529			4,529
Dividends paid to the parent company				(300,000)		(300,000)
Balance, December 31, 2014	$2	$5,000	$1,437,787	$2,905,151	$1,483,211	$5,831,151

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$491,951	$291,602	$308,536
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment losses (gains)	(184,535)	61,823	53,124
Amortization of deferred policy acquisition costs and value of business acquired	308,320	154,660	192,183
Capitalization of deferred policy acquisition costs	(293,612)	(345,885)	(311,960)
Depreciation expense	7,401	6,595	7,378
Deferred income tax	65,075	149,195	70,037
Accrued income tax	10,751	70,749	359
Interest credited to universal life and investment products	824,418	875,180	962,678
Policy fees assessed on universal life and investment products	(1,038,180)	(894,176)	(794,825)
Change in reinsurance receivables	100,348	97,523	(140,424)
Change in accrued investment income and other receivables	14,332	(34,551)	580
Change in policy liabilities and other policyholders' funds of traditional life and health products	92,823	95,421	300,523
Trading securities:
Maturities and principal reductions of investments	114,793	179,180	276,659
Sale of investments	353,250	256,938	454,150
Cost of investments acquired	(320,928)	(380,836)	(585,618)
Other net change in trading securities	(69,641)	38,999	(56,615)
Change in other liabilities	197,442	(78,240)	(22,009)
Other income — gains on repurchase of non-recourse funding obligations	(7,393)	(15,379)	(29,344)
Other, net	(22,961)	13,679	11,220
Net cash provided by operating activities	643,654	542,477	696,632
Cash flows from investing activities
Maturities and principal reductions of investments, available-for-sale	1,198,690	1,094,862	1,169,563
Sale of investments, available-for-sale	2,273,909	3,241,559	2,535,708
Cost of investments acquired, available-for-sale	(3,602,600)	(5,079,971)	(4,228,755)
Change in investments, held-to-maturity	(70,000)	(65,000)	(300,000)
Mortgage loans:
New lendings	(925,910)	(583,697)	(346,435)
Repayments	1,285,489	861,562	739,402
Change in investment real estate, net	13,032	(10,356)	4,927
Change in policy loans, net	57,507	17,181	14,428
Change in other long-term investments, net	(87,522)	(231,653)	(123,401)
Change in short-term investments, net	(71,015)	147,477	(82,282)
Net unsettled security transactions	30,212	7,373	37,169
Purchase of property and equipment	(8,088)	(10,275)	(6,157)
Payments for business acquisitions, net of cash acquired	(906)	(471,714)	—
Net cash provided by (used in) investing activities	92,798	(1,082,652)	(585,833)
Cash flows from financing activities
Issuance (repayment) of non-recourse funding obligations	32,348	46,000	198,300
Repurchase program borrowings	(300,000)	200,000	150,000
Capital contributions from PLC	4,529	70,000	—
Dividends paid to the parent company	(300,000)	(44,963)	(257,000)
Investment product deposits and change in universal life deposits	2,576,727	3,219,561	3,716,553
Investment product withdrawals	(2,827,305)	(2,874,426)	(3,818,845)
Other financing activities, net	(44)	—	—
Net cash (used in) provided by financing activities	(813,745)	616,172	(10,992)
Change in cash	(77,293)	75,997	99,807
Cash at beginning of period	345,579	269,582	169,775
Cash at end of period	$268,286	$345,579	$269,582

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BASIS OF PRESENTATION

Basis of Presentation

Protective Life Insurance Company (the "Company"), a stock life insurance company, was founded in 1907. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company. On February 1, 2015, PLC became a wholly owned subsidiary of The Dai-ichi Life Insurance Company, Limited, a kabushiki kaisha organized under the laws of Japan ("Dai-ichi Life"), when DL Investment (Delaware), Inc. a wholly owned subsidiary of Dai-ichi Life, merged with and into PLC. Prior to February 1, 2015, and for the periods this report presents, PLC's stock was publicly traded on the New York Stock Exchange. PLC is a holding company with subsidiaries that provide financial services through the production, distribution, and administration of insurance and investment products.

The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. The Company also maintains a separate segment devoted to the acquisition of insurance policies from other companies.

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 21, Statutory Reporting Practices and Other Regulatory Matters).

The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

Reclassifications

Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or shareowners' equity.

Entities Included

The consolidated financial statements include the accounts of Protective Life Insurance Company and its affiliate companies in which the Company holds a majority voting or economic interest. Intercompany balances and transactions have been eliminated.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs ("DAC") and related amortization periods, goodwill recoverability, value of business acquired ("VOBA"), investment and certain derivatives fair values, other-than-temporary impairments, future policy benefits, pension and other postretirement benefits, provisions for income taxes, reserves for contingent liabilities, reinsurance risk transfer assessments, and reserves for losses in connection with unresolved legal matters.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Significant Accounting Policies

Valuation of Investment Securities

The Company determines the appropriate classification of investment securities at the time of purchase and periodically re-evaluates such designations. Investment securities are classified as either trading, available-for-sale, or held-to-maturity securities. Investment securities classified as trading are recorded at fair value with changes in fair value recorded in realized gains (losses). Investment securities purchased for long term investment purposes are classified as available-for-sale and are recorded at fair value with changes in unrealized gains and losses, net of taxes, reported as a component of other comprehensive income (loss). Investment securities are classified as held-to-maturity when the Company has the intent and ability to hold the securities to maturity and are reported at amortized cost. Interest income on available-for-sale and held-to-maturity securities includes the amortization of premiums and accretion of discounts and are recorded in investment income.

The fair value of fixed maturity, short-term, and equity securities is determined by management after considering one of three primary sources of information: third party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for non-binding prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Based on the typical trading volumes and the lack of quoted market prices for available-for-sale and trading fixed maturities, third party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations, which are considered to have no significant unobservable inputs. When using non- binding independent broker quotations, the Company obtains one quote per security, typically from the broker from which the Company purchased the security. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third party service or an independent broker quotation. Included in the pricing of other asset-backed securities, collateralized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") are estimates of the rate of future prepayments of principal and underlying collateral support over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and rates of prepayments previously experienced at the interest rate levels projected for the underlying collateral. The basis for the cost of securities sold was determined at the Committee on Uniform Securities Identification Procedures ("CUSIP") level. The committee supplies a unique nine-character identification, called a CUSIP number, for each class of security approved for trading in the U.S., to facilitate clearing and settlement. These numbers are used when any buy and sell orders are recorded.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company's intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cost, 5) the duration of the decline, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance, collateral position, and continued viability of the issuer are significant measures considered, and in some cases, an analysis regarding the Company's expectations for recovery of the security's entire amortized cost basis through the receipt of future cash flows is performed. Once a determination has been made that a specific other-than-temporary impairment exists, the security's basis is adjusted and an other-than-temporary impairment is recognized. Equity securities that are other-than-temporarily impaired are written down to fair value with a realized loss recognized in earnings. Other-than- temporary impairments to debt securities that the Company does not intend to sell and does not expect to be required to sell before recovering the security's amortized cost are written down to discounted expected future cash flows ("post impairment cost") and credit losses are recorded in earnings. The difference between the securities' discounted expected future cash flows and the fair value of the securities on the impairment date is recognized in other comprehensive income (loss) as a non-credit portion impairment. When calculating the post impairment cost for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"), the Company considers all known market data related to cash flows to estimate future cash flows. When calculating the post impairment cost for corporate debt securities, the Company considers all contractual cash flows to estimate expected future cash flows. To calculate the post impairment cost, the expected future cash flows are discounted at the original purchase yield. Debt securities that the Company intends to sell or expects to be required to sell before recovery are written down to fair value with the change recognized in earnings.

Cash

Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. As a result of the Company's cash management system, checks issued from a particular bank but not yet presented for payment may create negative book cash balances with the bank. Such negative balances are included in other liabilities and were immaterial as of December 31, 2014 and $41.3 million as of December 31, 2013, respectively. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.

Deferred Policy Acquisition Costs

The incremental direct costs associated with successfully acquired insurance policies, are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products. DAC are subject to recoverability testing at the end of each accounting

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

period. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization.

The Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits, currently 1.0% to 6.65%) the Company expects to experience in future periods when determining the present value of estimated gross profits. These assumptions are best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with our universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

Value of Businesses Acquired

In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is allocated to the right to receive future gross profits from cash flow and earnings of the acquired insurance policies or investment contracts. This intangible asset, called VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The estimated present value of future cash flows used in the calculation of the VOBA is based on certain assumptions, including mortality, persistency, expenses, and interest rates that the Company expects to experience in future years. These assumptions are best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. The Company amortizes VOBA in proportion to gross premiums for traditional life products, in proportion to expected gross profits ("EGPs") for interest sensitive products, including accrued interest credited to account balances of up to approximately 8.75% and in proportion to estimated gross margin for policies within the Closed Block that was acquired as part of the MONY acquisition. VOBA is subject to annual recoverability testing.

Property and Equipment

The Company reports land, buildings, improvements, and equipment at cost, including interest capitalized during any acquisition or development period, less accumulated depreciation. The Company depreciates its assets using the straight-line method over the estimated useful lives of the assets. The Company's home office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Property and equipment consisted of the following:

	As of December 31,
	2014	2013
	(Dollars In Thousands)
Home office building	$75,109	$74,313
Data processing equipment	40,568	35,789
Other, principally furniture and equipment	52,771	51,049
	168,448	161,151
Accumulated depreciation	(116,688)	(110,080)
Total property and equipment	$51,760	$51,071

Separate Accounts

The separate account assets represent funds for which the Company does not bear the investment risk. These assets are carried at fair value and are equal to the separate account liabilities, which represent the policyholder's equity in those assets. The investment income and investment gains and losses on the separate account assets accrue directly to the policyholder. These amounts are reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying consolidated statements of income.

Stable Value Product Account Balances

The Stable Value Products segment sells fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, money market funds, bank trust departments, and other institutional investors. The segment also issues funding agreements to the Federal Home Loan Bank ("FHLB"), and markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans. GICs are contracts which specify a return on deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Additionally, the Company has contracts outstanding pursuant to a funding agreement-backed notes program registered with the United States Securities and Exchange Commission (the "SEC") which offered notes to both institutional and retail investors.

The segment's products complement the Company's overall asset/liability management in that the terms may be tailored to the needs of the Company as the seller of the contracts. Stable value product account balances include GICs and funding agreements the Company has issued. As of December 31, 2014 and 2013, the Company had $39.8 million and $0.2 billion, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements the Company has written have maturities of one to ten years.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

As of December 31, 2014, future maturities of stable value products were as follows:

Year of Maturity	Amount
(Dollars In Millions)
2015	$624.3
2016-2017	791.4
2018-2019	488.0
Thereafter	55.8

Derivative Financial Instruments

The Company records its derivative financial instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The change in the fair value of derivative financial instruments is reported either in the statement of income or in the other comprehensive income (loss), depending upon whether the derivative instrument qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists. For cash flow hedges, the effective portion of their gain or loss is reported as a component of other comprehensive income (loss) and reclassified into earnings in the period during which the hedged item impacts earnings. Any remaining gain or loss, the ineffective portion, is recognized in current earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis. The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship in earnings. Changes in the fair value of derivatives that are recognized in current earnings are reported in "Realized investment gains (losses) — Derivative financial instruments". For additional information, see Note 23, Derivative Financial Instruments.

Insurance Liabilities and Reserves

Establishing an adequate liability for the Company's obligations to policyholders requires the use of certain assumptions. Estimating liabilities for future policy benefits on life and health insurance products requires the use of assumptions relative to future investment yields, mortality, morbidity, persistency, and other assumptions based on the Company's historical experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Determining liabilities for the Company's property and casualty insurance products also requires the use of assumptions, including the projected levels of used vehicle prices, the frequency and severity of claims, and the effectiveness of internal processes designed to reduce the level of claims. The Company's results depend significantly upon the extent to which its actual claims experience is consistent with the assumptions the Company used in determining its reserves and pricing its products. The Company's reserve assumptions and estimates require significant judgment and, therefore, are inherently uncertain. The Company cannot determine with precision the ultimate amounts that it will pay for actual claims or the timing of those payments.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Guaranteed Minimum Withdrawal Benefits

The Company also establishes reserves for guaranteed minimum withdrawal benefits ("GMWB") on its variable annuity ("VA") products. The GMWB is valued in accordance with FASB guidance under the ASC Derivatives and Hedging Topic which utilizes the valuation technique prescribed by the ASC Fair Value Measurements and Disclosures Topic, which requires the liability to be recorded at fair value using current implied volatilities for the equity indices. The methods used to estimate the liabilities employ assumptions about mortality, lapses, policyholder behavior, equity market returns, interest rates, and market volatility. The Company assumes age-based mortality from the National Association of Insurance Commissioners 1994 Variable Annuity MGDB Mortality Table for company experience, with attained age factors varying from 44.5% to 100%. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. The Company reinsures certain risks associated with the GMWB to Shades Creek Captive Insurance ("Shades Creek"), a direct wholly owned insurance subsidiary of PLC. As of December 31, 2014, the Company's net GMWB liability held, including the impact of reinsurance was $25.9 million.

Goodwill

Accounting for goodwill requires an estimate of the future profitability of the associated lines of business to assess the recoverability of the capitalized acquisition goodwill. The Company evaluates the carrying value of goodwill at the segment (or reporting unit) level at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: 1) a significant adverse change in legal factors or in business climate, 2) unanticipated competition, or 3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company first determines through qualitative analysis whether relevant events and circumstances indicate that it is more likely than not that segment goodwill balances are impaired as of the testing date. If it is determined that it is more likely than not that impairment exists, the Company compares its estimate of the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The Company utilizes a fair value measurement (which includes a discounted cash flows analysis) to assess the carrying value of the reporting units in consideration of the recoverability of the goodwill balance assigned to each reporting unit as of the measurement date. The Company's material goodwill balances are attributable to certain of its operating segments (which are each considered to be reporting units). The cash flows used to determine the fair value of the Company's reporting units are dependent on a number of significant assumptions. The Company's estimates, which consider a market participant view of fair value, are subject to change given the inherent uncertainty in predicting future results and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, capital limitations, new product introductions, and specific industry and market conditions. As of December 31, 2014, the Company performed its annual evaluation of goodwill and determined that no adjustment to impair goodwill was necessary. As of December 31, 2014, the Company had goodwill of $77.6 million.

Income Taxes

The Company is included in the consolidated federal income tax return of PLC. The Company utilizes the asset and liability method of accounting for income taxes in accordance with FASB ASC Topic 740.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

The method of allocation of current income taxes between the affiliates is subject to a written agreement under which the Company incurs a liability to PLC to the extent that a separate return calculation indicates that the Company has a federal income tax liability. If the Company has an income tax benefit, the benefit is recorded currently to the extent it can be carried back against prior years' separate company income tax expense. Any amount not carried back is carried forward on a separate company basis (generally without a time limit), and the tax benefit is reflected in future periods when the Company generates taxable income. Income taxes recoverable (payable) are recorded in income taxes receivable (payable), respectively, and are settled periodically, per the tax sharing agreement. In general, income tax provisions are based on the income reported for financial statement purposes. Deferred income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to net unrealized gains (losses), deferred policy acquisition costs and value of business acquired, and future policy benefits and claims.

The Company analyzes whether it needs to establish a valuation allowance on each of its deferred tax assets. In performing this analysis, the Company first considers the need for a valuation allowance on each separate deferred tax asset. Ultimately, it analyzes this need in the aggregate in order to prevent the double-counting of expected future taxable income in each of the foregoing separate analyses.

Variable Interest Entities

The Company holds certain investments in entities in which its ownership interests could possibly be considered variable interests under Topic 810 of the FASB ASC (excluding debt and equity securities held as trading, available-for-sale, or held-to-maturity). The Company reviews the characteristics of each of these applicable entities and compares those characteristics to applicable criteria to determine whether the entity is a Variable Interest Entity ("VIE"). If the entity is determined to be a VIE, the Company then performs a detailed review to determine whether the interest would be considered a variable interest under the guidance. The Company then performs a qualitative review of all variable interests with the entity and determines whether the Company is the primary beneficiary. ASC 810 provides that an entity is the primary beneficiary of a VIE if the entity has 1) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, and 2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. For more information on the Company's investment in a VIE refer to Note 6, Investment Operations, to the consolidated financial statements.

Policyholder Liabilities, Revenues, and Benefits Expense

Traditional Life, Health, and Credit Insurance Products

Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance policies, limited payment life insurance policies, and certain annuities with life contingencies. Traditional life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

means of the provision for liabilities for future policy benefits and the amortization of DAC and VOBA. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2014, range from approximately 2.0% to 7.5%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to us and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

Activity in the liability for unpaid claims for life and health insurance is summarized as follows:

	As of December 31,
	2014	2013		2012
	(Dollars In Thousands)
Balance beginning of year	$334,450	$326,633		$312,799
Less: reinsurance	117,502	155,341		161,450
Net balance beginning of year	216,948	171,292		151,349
Incurred related to:
Current year	1,075,005	698,028		702,555
Prior year	102,936	68,396		62,926
Total incurred	1,177,941	766,424		765,481
Paid related to:
Current year	1,017,193	682,877		664,744
Prior year	121,966	85,146		80,794
Total paid	1,139,159	768,023		745,538
Other changes:
Acquisition and reserve transfers	—	47,255	(1)	—
Net balance end of year	255,730	216,948		171,292
Add: reinsurance	163,671	117,502		155,341
Balance end of year	$419,401	$334,450		$326,633

(1)  This amount represents the net liability, before reinsurance, for unpaid claims as of December 31, 2013 for MONY Life Insurance Company. The claims activity from the acquisition date of October 1, 2013 through December 31, 2013 for MONY Life Insurance Company is not reflected in this chart.

Universal Life and Investment Products

Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 1.0% to 8.75% and investment products ranged from 0.2% to 10% in 2014.

The Company establishes liabilities for fixed indexed annuity ("FIA") products. These products are deferred fixed annuities with a guaranteed minimum interest rate plus a contingent return based on equity market performance. The FIA product is considered a hybrid financial instrument under the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC" or "Codification") Topic 815 — Derivatives and Hedging which allows the Company to make the election to value the liabilities of these FIA products at fair value. This election was made for the FIA products issued prior to 2010 as the policies were issued. These products are no longer being marketed. The changes in the fair value of the liability for these FIA products are recorded in Benefit and settlement expenses with the liability being recorded in Annuity account balances. For more information regarding the determination of fair value of annuity account balances please refer to Note 22, Fair Value of Financial Instruments. Premiums and policy fees for these FIA products consist of fees that have been assessed against the policy account balances for surrenders. Such fees are recognized when assessed and earned.

During 2013, the Company began marketing a new FIA product. These products are also deferred fixed annuities with a guaranteed minimum interest rate plus a contingent return based on equity market performance and are considered hybrid financial instruments under the FASB's ASC Topic 815 — Derivatives and Hedging. The Company did not elect to value these FIA products at fair value. As a result the Company accounts for the provision that provides for a contingent return based on equity market performance as an embedded derivative. The embedded derivative is bifurcated from the host contract and recorded at fair value in Other liabilities. Changes in the fair value of the embedded derivative are recorded in Realized investment gains (losses) — Derivative financial instruments. For more information regarding the determination of fair value of the FIA embedded derivative refer to Note 22, Fair Value of Financial Instruments. The host contract is accounted for as a debt instrument in accordance with ASC Topic 944 — Financial Services — Insurance and is recorded in Annuity account balances with any discount to the minimum account value being accreted using the effective yield method. Benefits and settlement expenses include accreted interest and benefit claims incurred during the period.

During 2014, the Company began marketing a new indexed universal life ("IUL") product. These products are universal life products with a guaranteed minimum interest rate plus a contingent return based on equity market performance and are considered hybrid financial instruments under the FASB's ASC Topic 815 — Derivatives and Hedging. The Company did not elect to value these IUL products at fair value. As a result the Company accounts for the provision that provides for a contingent return based on equity market performance as an embedded derivative. The embedded derivative is bifurcated from the host contract and recorded at fair value in Other liabilities. Changes in the fair value of the embedded derivative are recorded in Realized investment gains (losses) — Derivative financial instruments. For more information regarding the determination of fair value of the IUL embedded derivative refer to Note 22, Fair Value of Financial Instruments. The host contract is accounted for as a

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

debt instrument in accordance with ASC Topic 944 — Financial Services — Insurance and is recorded in Future policy benefits and claims with any discount to the minimum account value being accreted using the effective yield method. Benefits and settlement expenses include accreted interest and benefit claims incurred during the period.

The Company's accounting policies with respect to variable universal life ("VUL") and VA are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at fair value and reported as components of assets and liabilities related to separate accounts.

The Company establishes liabilities for guaranteed minimum death benefits ("GMDB") on its VA products. The methods used to estimate the liabilities employ assumptions about mortality and the performance of equity markets. The Company assumes age-based mortality from the National Association of Insurance Commissioners 1994 Variable Annuity MGDB Mortality Table for company experience, with attained age factors varying from 49% — 80%. Future declines in the equity market would increase the Company's GMDB liability. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. Our GMDB as of December 31, 2014, are subject to a dollar for dollar reduction upon withdrawal of related annuity deposits on contracts issued prior to January 1, 2003. The Company reinsures certain risks associated with the GMDB to Shades Creek. As of December 31, 2014, the GMDB reserve, including the impact of reinsurance was $21.7 million.

Property and Casualty Insurance Products

Property and casualty insurance products include service contract business, surety bonds, and guaranteed asset protection ("GAP). Premiums for service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of the contract on a pro-rata basis. Fee income from providing administrative services is recognized as earned when the related services are performed. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date. The case basis reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

Reinsurance

The Company uses reinsurance extensively in certain of its segments and accounts for reinsurance and the recognition of the impact of reinsurance costs in accordance with the ASC Financial Services — Insurance Topic. The following summarizes some of the key aspects of the Company's accounting policies for reinsurance.

Reinsurance Accounting Methodology — Ceded premiums of the Company's traditional life insurance products are treated as an offset to direct premium and policy fee revenue and are recognized when due to the assuming company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable financial reporting period. Expense allowances paid by the assuming companies which are allocable to the current period are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances representing recovery of acquisition costs is treated as an offset to direct amortization of DAC or VOBA. Amortization of deferred expense allowances is calculated as a level percentage of expected premiums in all durations given expected future lapses and mortality and accretion due to interest.

The Company utilizes reinsurance on certain short duration insurance contracts (primarily issued through the Asset Protection segment). As part of these reinsurance transactions the Company receives reinsurance allowances which reimburse the Company for acquisition costs such as commissions and premium taxes. A ceding fee is also collected to cover other administrative costs and profits for the Company. As a component of reinsurance costs, reinsurance allowances are accounted for in accordance with the relevant provisions of ASC Financial Services — Insurance Topic, which state that reinsurance costs should be amortized over the contract period of the reinsurance if the contract is short-duration. Accordingly, reinsurance allowances received related to short-duration contracts are capitalized and charged to expense in proportion to premiums earned. Ceded unamortized acquisition costs are netted with direct unamortized acquisition costs in the balance sheet.

Ceded premiums and policy fees on the Company's fixed universal life ("UL"), VUL, bank-owned life insurance ("BOLI"), and annuity products reduce premiums and policy fees recognized by the Company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable valuation period.

Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances are amortized based on future expected gross profits. Assumptions regarding mortality, lapses, and interest rates are continuously reviewed and may be periodically changed. These changes will result in "unlocking" that changes the balance in the ceded deferred acquisition cost and can affect the amortization of DAC and VOBA. Ceded unearned revenue liabilities are also amortized based on expected gross profits. Assumptions are based on the best current estimate of expected mortality, lapses and interest spread.

The Company has also assumed certain policy risks written by other insurance companies through reinsurance agreements. Premiums and policy fees as well as Benefits and settlement expenses include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Assumed reinsurance is accounted for in accordance with ASC Financial Services — Insurance Topic.

Reinsurance Allowances — Long-Duration Contracts — Reinsurance allowances are intended to reimburse the ceding company for some portion of the ceding company's commissions, expenses, and taxes. The amount and timing of reinsurance allowances (both first year and renewal allowances) are contractually determined by the applicable reinsurance contract and do not necessarily bear a relationship to the amount and incidence of expenses actually paid by the ceding company in any given year.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Ultimate reinsurance allowances are defined as the lowest allowance percentage paid by the reinsurer in any policy duration over the lifetime of a universal life policy (or through the end of the level term period for a traditional life policy). Ultimate reinsurance allowances are determined during the negotiation of each reinsurance agreement and will differ between agreements.

The Company determines its "cost of reinsurance" to include amounts paid to the reinsurer (ceded premiums) net of amounts reimbursed by the reinsurer (in the form of allowances). As noted within ASC Financial Services — Insurance Topic, "The difference, if any, between amounts paid for a reinsurance contract and the amount of the liabilities for policy benefits relating to the underlying reinsured contracts is part of the estimated cost to be amortized." The Company's policy is to amortize the cost of reinsurance over the life of the underlying reinsured contracts (for long-duration policies) in a manner consistent with the way in which benefits and expenses on the underlying contracts are recognized. For the Company's long-duration contracts, it is the Company's practice to defer reinsurance allowances as a component of the cost of reinsurance and recognize the portion related to the recovery of acquisition costs as a reduction of applicable unamortized acquisition costs in such a manner that net acquisition costs are capitalized and charged to expense in proportion to net revenue recognized. The remaining balance of reinsurance allowances are included as a component of the cost of reinsurance and those allowances which are allocable to the current period are recorded as an offset to operating expenses in the current period consistent with the recognition of benefits and expenses on the underlying reinsured contracts. This practice is consistent with the Company's practice of capitalizing direct expenses (e.g. commissions), and results in the recognition of reinsurance allowances on a systematic basis over the life of the reinsured policies on a basis consistent with the way in which acquisition costs on the underlying reinsured contracts would be recognized. In some cases reinsurance allowances allocable to the current period may exceed non-deferred direct costs, which may cause net other operating expenses (related to specific contracts) to be negative.

Amortization of Reinsurance Allowances — Reinsurance allowances do not affect the methodology used to amortize DAC and VOBA, or the period over which such DAC and VOBA are amortized. Reinsurance allowances offset the direct expenses capitalized, reducing the net amount that is capitalized. DAC and VOBA on traditional life policies are amortized based on the pattern of estimated gross premiums of the policies in force. Reinsurance allowances do not affect the gross premiums, so therefore they do not impact traditional life amortization patterns. DAC and VOBA on universal life products are amortized based on the pattern of estimated gross profits of the policies in force. Reinsurance allowances are considered in the determination of estimated gross profits, and therefore do impact amortization patterns.

Reinsurance Assets and Liabilities — Claim liabilities and policy benefits are calculated consistently for all policies in accordance with GAAP, regardless of whether or not the policy is reinsured. Once the claim liabilities and policy benefits for the underlying policies are estimated, the amounts recoverable from the reinsurers are estimated based on a number of factors including the terms of the reinsurance contracts, historical payment patterns of reinsurance partners, and the financial strength and credit worthiness of reinsurance partners and recorded as Reinsurance receivables on the balance sheet. Liabilities for unpaid reinsurance claims are produced from claims and reinsurance system records, which contain the relevant terms of the individual reinsurance contracts. The Company monitors claims due from reinsurers to ensure that balances are settled on a timely basis. Incurred but not reported claims are reviewed by the Company's actuarial staff to ensure that appropriate amounts are ceded.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

The Company analyzes and monitors the credit worthiness of each of its reinsurance partners to minimize collection issues. For newly executed reinsurance contracts with reinsurance companies that do not meet predetermined standards, the Company requires collateral such as assets held in trusts or letters of credit.

Components of Reinsurance Cost — The following income statement lines are affected by reinsurance cost:

Premiums and policy fees ("reinsurance ceded" on the Company's financial statements) represent consideration paid to the assuming company for accepting the ceding company's risks. Ceded premiums and policy fees increase reinsurance cost.

Benefits and settlement expenses include incurred claim amounts ceded and changes in ceded policy reserves. Ceded benefits and settlement expenses decrease reinsurance cost.

Amortization of deferred policy acquisition cost and VOBA reflects the amortization of capitalized reinsurance allowances representing recovery of acquisition costs. Ceded amortization decreases reinsurance cost.

Other expenses include reinsurance allowances paid by assuming companies to the Company less amounts representing recovery of acquisition costs. Reinsurance allowances decrease reinsurance cost.

The Company's reinsurance programs do not materially impact the other income line of the Company's income statement. In addition, net investment income generally has no direct impact on the Company's reinsurance cost. However, it should be noted that by ceding business to the assuming companies, the Company forgoes investment income on the reserves ceded to the assuming companies. Conversely, the assuming companies will receive investment income on the reserves assumed which will increase the assuming companies' profitability on business assumed from the Company.

Accounting Pronouncements Not Yet Adopted

Accounting Standards Update ("ASU") No. 2014-08 — Reporting Discontinued Operations and Disclosure of Disposals of Components of an Entity. This Update changes the requirements for reporting discontinued operations and related disclosures. The Update limits the definition of a discontinued operation to disposals that represent "strategic shifts" that will have a major effect on an entity's operation and financial results. Additionally, the Update requires enhanced disclosures about the components of discontinued operations and the financial effects of the disposal. The amendments in this Update are effective for annual and interim periods beginning after December 15, 2014. The Company is reviewing the additional disclosures required by the Update, and will apply the revised guidance to any disposals occurring after the effective date.

ASU No. 2014-09 — Revenue from Contracts with Customers (Topic 606). This Update provides for significant revisions to the recognition of revenue from contracts with customers across various industries. Under the new guidance, entities are required to apply a prescribed 5-step process to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The accounting for revenues associated with insurance products is not within the scope of this Update. The Update is effective for annual and interim periods beginning after December 15, 2016. The Company is reviewing its policies and processes to ensure compliance with the requirements in this Update, upon adoption.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

ASU No. 2014-11 — Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. This Update changes the requirements for classification of certain repurchase agreements, and will expand the use of secured borrowing accounting for repurchase-to-maturity transactions. In addition, the Update requires additional disclosures for repurchase agreements accounted for both as sales and as secured borrowings. The amendments in this Update are effective for annual and interim periods beginning after December 15, 2014. The Update is not expected to impact the Company's financial position or results of operations, and the Company has reviewed its policies and processes to ensure compliance with the additional disclosure requirements.

ASU No. 2014-15 — Presentation of Financial Statements — Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. This Update will require management to assess an entity's ability to continue as a going concern, and will require footnote disclosures in certain circumstances. Under the updated guidance, management should consider relevant conditions and evaluate whether it is probable that the entity will be unable to meet its obligations within one year after the issuance date of the financial statements. The Update is effective for annual periods ending December 31, 2016 and interim periods thereafter, with early adoption is permitted. The amendments in this Update will not impact the Company's financial position or results of operations. However, the new guidance will require a formal assessment of going concern by management based on criteria prescribed in the new guidance. The Company is reviewing its policies and processes to ensure compliance with the new guidance.

ASU No. 2014-17 — Business Combinations (Topic 805). This Update relates to "pushdown accounting", which refers to pushing down the acquirer's accounting and reporting basis (which is recognized in conjunction with its accounting for a business combination) to the acquiree's standalone financial statements. The new guidance makes pushdown accounting optional for an acquiree that is a business or nonprofit activity when there is a change-in- control event (e.g., the acquirer in a business combination obtains control over the acquiree). In addition, the staff of the SEC released Staff Accounting Bulletin ("SAB") No. 115, which rescinds SAB Topic 5J, "New Basis of Accounting Required in Certain Circumstances" (the SEC staff's pre-existing guidance on pushdown accounting) and conforms SEC guidance on pushdown accounting to the FASB's new guidance. The new pushdown accounting guidance became effective upon its issuance on November 18, 2014. Although now optional, the Company expects to apply pushdown accounting to its standalone financial statements effective with the Company becoming a wholly owned subsidiary of Dai-ichi Life on February 1, 2015.

ASU No. 2015-02 — Consolidation — Amendments to the Consolidation Analysis. This Update makes several targeted changes to generally accepted accounting principles, including a) eliminating the presumption that a general partner should consolidate a limited partnership and b) eliminating the consolidation model specific to limited partnerships. The amendments also clarify when fees and related party relationships should be considered in the consolidation of variable interest entities. The amendments in this Update are effective for annual and interim periods beginning after December 15, 2015. The Company is reviewing its policies and processes to ensure compliance with the requirements in this Update, upon adoption.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  SIGNIFICANT ACQUISITIONS

On October 1, 2013 the Company completed the acquisition contemplated by the master agreement (the "Master Agreement") dated April 10, 2013. Pursuant to that Master Agreement with AXA Financial, Inc. ("AXA") and AXA Equitable Financial Services, LLC ("AEFS"), the Company acquired the stock of MONY Life Insurance Company ("MONY") from AEFS and entered into a reinsurance agreement (the "Reinsurance Agreement") pursuant to which it reinsured on a 100% indemnity reinsurance basis certain business (the "MLOA Business") of MONY Life Insurance Company of America ("MLOA"). The final aggregate purchase price of MONY was $689 million. The ceding commission for the reinsurance of the MLOA Business was $370 million. Together, the purchase of MONY and reinsurance of the MLOA Business are hereto referred to as (the "MONY acquisition"). The MONY acquisition allowed the Company to invest its capital and increase the scale of its Acquisitions segment. The MONY acquisition business is comprised of traditional and universal life insurance policies and fixed and variable annuities, most of which were written prior to 2004.

The MONY acquisition was accounted for under the acquisition method of accounting under ASC Topic 805. In accordance with ASC 805-20-30, all identifiable assets acquired and liabilities assumed were measured at fair value as of the acquisition date. Within one year of the acquisition date, as a result of new information obtained about facts and circumstances that existed as of the acquisition date, the Company recorded certain measurement period adjustments to fixed maturities, mortgage loans, cash, accounts and premiums receivable, VOBA, other assets, deferred income taxes, future policy benefits and claims, other policyholders' funds, and other liabilities. These were customary adjustments that occurred during the normal course of reviewing and integrating the MONY acquisition. The net result on the amount of VOBA recorded by the Company in relation to the MONY acquisition was to decrease VOBA by approximately $14.0 million. This impact has been revised in the comparative consolidated balance sheet presented as of December 31, 2013. The Company has determined that the impact on amortization and other related amounts within the comparative interim and annual periods from that previously presented in the annual or interim consolidated condensed statements of income is immaterial. The amounts presented in the following table related to the MONY acquisition (presented as of the acquisition date of October 1, 2013) have been retrospectively revised for the aforementioned measurement period adjustments.

The following table summarizes the consideration paid for the acquisition and the determination of the fair value of assets acquired and liabilities assumed at the acquisition date:

Fair Value As of October 1, 2013
(Dollars In Thousands)
Assets
Fixed maturities, at fair value	$6,557,853
Equity securities, at fair value	108,413
Mortgage loans	830,415
Policy loans	967,534
Short-term investments	130,963
Total investments	8,595,178

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  SIGNIFICANT ACQUISITIONS — (Continued)

Fair Value As of October 1, 2013
(Dollars In Thousands)
Cash	$216,164
Accrued investment income	114,695
Accounts and premiums receivable, net of allowance for uncollectible amounts	26,055
Reinsurance receivables	422,692
Value of business acquired	205,767
Other assets	5,104
Income tax receivable	21,197
Deferred income taxes	188,142
Separate account assets	195,452
Total assets	$9,990,446
Liabilities
Future policy benefits and claims	$7,645,969
Unearned premiums	3,066
Total policy liabilities and accruals	7,649,035
Annuity account balances	752,163
Other policyholders' funds	636,448
Other liabilities	66,124
Non-recourse funding obligation	2,548
Separate account liabilities	195,344
Total liabilities	9,301,662
Net assets acquired	$688,784

The following (unaudited) pro forma condensed consolidated results of operations assumes that the aforementioned acquisition was completed as of January 1, 2012:

	Unaudited For The Year Ended December 31,
	2013		2012
	(Dollars In Thousands)
Revenue	$4,245,388	(1)	$4,330,935
Net income	325,783	(2)	365,204

(1)  Includes $203.8 million of revenue recognized in the Company's net income for the year ended December 31, 2013.

(2)  Includes $27.9 million of pre-tax net income recognized by the Company for the year ended December 31, 2013.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  MONY CLOSED BLOCK OF BUSINESS

In 1998, MONY converted from a mutual insurance company to a stock corporation ("demutualization"). In connection with its demutualization, an accounting mechanism known as a closed block (the "Closed Block") was established for certain individuals' participating policies in force as of the date of demutualization. Assets, liabilities, and earnings of the Closed Block are specifically identified to support its participating policyholders. The Company acquired the Closed Block in conjunction with the MONY acquisition as discussed in Note 3, Significant Acquisitions.

Assets allocated to the Closed Block inure solely to the benefit of each Closed Block's policyholders and will not revert to the benefit of MONY or the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of MONY's general account, any of MONY's separate accounts or any affiliate of MONY without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the general account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income (loss) ("AOCI")) at the acquisition date represented the estimated maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. In connection with the acquisition of MONY, the Company has developed an actuarial calculation of the expected timing of MONY's Closed Block's earnings as of October 1, 2013.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in the Company's net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of VOBA, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  MONY CLOSED BLOCK OF BUSINESS — (Continued)

Summarized financial information for the Closed Block as of December 31, 2013 and December 31, 2014 is as follows:

	As of December 31,
	2014	2013
	(Dollars In Thousands)
Closed block liabilities
Future policy benefits, policyholders' account balances and other	$6,138,505	$6,261,819
Policyholder dividend obligation	366,745	190,494
Other liabilities	53,838	1,259
Total closed block liabilities	6,559,088	6,453,572
Closed block assets
Fixed maturities, available-for-sale, at fair value	4,524,037	4,113,829
Equity securities, available-for-sale, at fair value	5,387	5,223
Mortgage loans on real estate	448,855	601,959
Policy loans	771,120	802,013
Cash and other invested assets	30,984	140,577
Other assets	221,270	206,938
Total closed block assets	6,001,653	5,870,539
Excess of reported closed block liabilities over closed block assets	557,435	583,033
Portion of above representing accumulated other comprehensive income:
Net unrealized investments gains (losses) net of deferred tax benefit of $0 and $1,074 net of policyholder dividend obligation of $106,886 and $12,720	—	(1,994)
Future earnings to be recognized from closed block assets and closed block liabilities	$557,435	$581,039

Reconciliation of the policyholder dividend obligation for the years ending December 31, 2013 and 2014 is as follows:

	For The Year Ended December 31,
	2014	2013
	(Dollars In Thousands)
Policyholder dividend obligation, beginning balance	$190,494	$213,350
Applicable to net revenue (losses)	(910)	(10,136)
Change in net unrealized investment gains (losses) allocated to policyholder dividend obligation	177,161	(12,720)
Policyholder dividend obligation, end of period	$366,745	$190,494

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  MONY CLOSED BLOCK OF BUSINESS — (Continued)

Closed Block revenues and expenses were as follows:

	For The Year Ended December 31,
	2014	2013
	(Dollars In Thousands)
Revenues
Premiums and other income	$212,765	$64,171
Net investment income	239,028	51,141
Net investment gains	10,528	9,252
Total revenues	462,321	124,564
Benefits and other deductions
Benefits and settlement expenses	417,667	113,564
Other operating expenses	674	548
Total benefits and other deductions	418,341	114,112
Net revenues before income taxes	43,980	10,452
Income tax expense	20,377	3,658
Net revenues	$23,603	$6,794

5.  DAI-ICHI MERGER

On February 1, 2015 PLC, subsequent to required approvals from PLC's shareholders and relevant regulatory authorities, became a wholly owned subsidiary as contemplated by the Agreement and Plan of Merger (the "Merger Agreement") with Dai-ichi Life and DL Investment (Delaware), Inc., a Delaware corporation and wholly owned subsidiary of Dai-ichi Life, which provides for the merger of DL Investment (Delaware), Inc. with and into PLC (the "Merger"), with PLC surviving the Merger as a wholly owned subsidiary of Dai-ichi Life. On February 1, 2015 each share of PLC's common stock outstanding was converted into the right to receive $70 per share, without interest, (the "Per Share Merger Consideration"). The aggregate cash consideration to be paid in connection with the Merger for the outstanding shares of common stock was approximately $5.6 billion.

The Merger resulted in the Company recognizing certain contingent or transaction related costs. Subsequent to the Merger, the Company will apply "pushdown" accounting by applying the guidance allowed by ASC 805, Business Combinations, including the initial recognition of most of the Company's assets and liabilities at fair value as of the acquisition date, and similarly goodwill calculated and recognized based on the terms of the transaction and the new basis of net assets of the Company. The new basis of accounting will be the basis of the accounting records in the preparation of future financial statements and related disclosures.

Treatment of Benefit Plans

At or immediately prior to the Merger, each stock appreciation right with respect to shares of PLC's Common Stock granted under any Stock Plan (each, a "SAR") that was outstanding and unexercised immediately prior to the Merger and that had a base price per share of Common Stock underlying such SAR (the "Base Price") that was less than the Per Share Merger Consideration (each such SAR, an

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  DAI-ICHI MERGER — (Continued)

"In-the-Money SAR"), whether or not exercisable or vested, was cancelled and converted into the right to receive an amount in cash less any applicable withholding taxes, determined by multiplying (i) the excess of the Per Share Merger Consideration over the Base Price of such In-the-Money SAR by (ii) the number of shares of PLC's Common Stock subject to such In- the-Money SAR (such amount, the "SAR Consideration").

At or immediately prior to the effective time of the merger, each restricted stock unit with respect to a share of Common Stock granted under any Stock Plan (each, a "RSU") that was outstanding immediately prior to the Merger, whether or not vested, was cancelled and converted into the right to receive an amount in cash, without interest, less any applicable withholding taxes, determined by multiplying (i) the Per Share Merger Consideration by (ii) the number of RSUs.

The number of performance shares earned for each award of performance shares granted under any Stock Plan will be calculated by determining the number of performance shares that would have been paid if the subject award period had ended on the December 31 immediately preceding the Merger (based on the conditions set for payment of performance share awards for the subject award period), provided that the number of performance shares earned for each award were not less than the aggregate number of performance shares at the target performance level. Each performance share earned that was outstanding immediately prior to the Merger, whether or not vested, was cancelled and converted into the right to receive an amount in cash, without interest, less any applicable withholding taxes, determined by multiplying (i) the Per Share Merger Consideration by (ii) the number of Performance Shares.

6.  INVESTMENT OPERATIONS

Major categories of net investment income are summarized as follows:

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Fixed maturities	$1,711,722	$1,508,924	$1,453,018
Equity securities	41,533	26,735	20,740
Mortgage loans	360,778	333,093	349,845
Investment real estate	4,483	3,555	3,289
Short-term investments	109,592	72,433	62,887
	2,228,108	1,944,740	1,889,779
Other investment expenses	130,095	108,552	100,441
Net investment income	$2,098,013	$1,836,188	$1,789,338

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT OPERATIONS — (Continued)

Net realized investment gains (losses) for all other investments are summarized as follows:

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Fixed maturities	$75,074	$63,161	$67,669
Equity securities	495	3,276	(45)
Impairments on fixed maturity securities	(7,275)	(19,100)	(58,144)
Impairments on equity securities	—	(3,347)	—
Modco trading portfolio	142,016	(178,134)	177,986
Other investments	(12,283)	(9,840)	(12,774)
Total realized gains (losses) — investments	$198,027	$(143,984)	$174,692

For the year ended December 31, 2014, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $76.7 million and gross realized losses were $8.1 million, including $6.9 million of impairment losses. For the year ended December 31, 2013, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $72.6 million and gross realized losses were $27.9 million, including $21.7 million of impairment losses. For the year ended December 31, 2012, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $73.2 million and gross realized losses were $60.3 million, including $54.7 million of impairment losses.

For the year ended December 31, 2014, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $1.7 billion. The gain realized on the sale of these securities was $76.7 million. For the year ended December 31, 2013, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $2.3 billion. The gain realized on the sale of these securities was $72.6 million. For the year ended December 31, 2012, the Company sold securities in an unrealized gain position with a fair value (proceeds) of $1.6 billion. The gain realized on the sale of these securities was $73.2 million.

For the year ended December 31, 2014, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $22.9 million. The loss realized on the sale of these securities was $1.2 million. The Company made the decision to exit these holdings in conjunction with our overall asset liability management process.

For the year ended December 31, 2013, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $398.2 million. The loss realized on the sale of these securities was $6.2 million. The Company made the decision to exit these holdings in conjunction with our overall asset liability management process.

For the year ended December 31, 2012, the Company sold securities in an unrealized loss position with a fair value (proceeds) of $38.0 million. The loss realized on the sale of these securities was $5.6 million. The Company made the decision to exit these holdings in order to reduce its European financial exposure.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT OPERATIONS — (Continued)

The amortized cost and fair value of the Company's investments classified as available-for-sale as of December 31, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Total OTTI Recognized in OCI(1)
	(Dollars In Thousands)
2014
Fixed maturities:
Bonds
Residential mortgage-backed securities	$1,374,141	$56,381	$(12,264)	$1,418,258	$6,404
Commercial mortgage-backed securities	1,119,979	59,637	(2,364)	1,177,252	—
Other asset-backed securities	857,365	17,961	(35,950)	839,376	(95)
U.S. government-related securities	1,394,028	44,149	(9,282)	1,428,895	—
Other government-related securities	16,939	3,233	—	20,172	—
States, municipals, and political subdivisions	1,391,526	296,594	(431)	1,687,689	—
Corporate bonds	24,744,050	2,760,703	(138,975)	27,365,778	—
	30,898,028	3,238,658	(199,266)	33,937,420	6,309
Equity securities	713,813	35,646	(14,153)	735,306	—
Short-term investments	151,572	—	—	151,572	—
	$31,763,413	$3,274,304	$(213,419)	$34,824,298	$6,309
2013
Fixed maturities:
Bonds
Residential mortgage-backed securities	$1,435,349	$34,255	$(24,536)	$1,445,068	$979
Commercial mortgage-backed securities	963,461	26,900	(19,705)	970,656	—
Other asset-backed securities	926,396	15,135	(69,548)	871,983	(51)
U.S. government-related securities	1,529,818	32,150	(54,078)	1,507,890	—
Other government-related securities	49,171	2,257	(1)	51,427	—
States, municipals, and political subdivisions	1,315,457	103,663	(8,291)	1,410,829	—
Corporate bonds	24,630,156	1,510,233	(391,813)	25,748,576	—
	30,849,808	1,724,593	(567,972)	32,006,429	928
Equity securities	611,473	6,068	(36,332)	581,209	—
Short-term investments	80,582	—	—	80,582	—
	$31,541,863	$1,730,661	$(604,304)	$32,668,220	$928

(1)  These amounts are included in the gross unrealized gains and gross unrealized losses columns above.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT OPERATIONS — (Continued)

The amortized cost and fair value of the Company's investments classified as held-to-maturity as of December 31, 2014 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Total OTTI Recognized in OCI
2014
Fixed maturities:
Other	$435,000	$50,422	$—	$485,422	$—
	$435,000	$50,422	$—	$485,422	$—
2013
Fixed maturities:
Other	$365,000	$—	$(29,324)	$335,676	$—
	$365,000	$—	$(29,324)	$335,676	$—

During the year ended December 31, 2014 and 2013, the Company did not record any other-than-temporary impairments on held-to-maturity securities. The Company's held-to-maturity securities did not have any gross unrecognized holding losses for the year ended December 31, 2014 and $29.3 million for the year ended December 31, 2013. The Company does not consider these unrecognized holding losses to be other-than-temporary based on certain positive factors associated with the securities which include credit ratings, financial health of the issuer, continued access of the issuer to capital markets and other pertinent information.

As of December 31, 2014 and 2013, the Company had an additional $2.8 billion and $2.8 billion of fixed maturities, $21.5 million and $21.2 million of equity securities, and $95.1 million and $52.4 million of short-term investments classified as trading securities, respectively.

The amortized cost and fair value of available-for-sale and held-to-maturity fixed maturities as of December 31, 2014, by expected maturity, are shown below. Expected maturities of securities without a single maturity date are allocated based on estimated rates of prepayment that may differ from actual rates of prepayment.

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars In Thousands)		(Dollars In Thousands)
Due in one year or less	$1,033,959	$1,045,159	$—	$—
Due after one year through five years	7,084,156	7,547,483	—	—
Due after five years through ten years	6,203,383	6,519,436	—	—
Due after ten years	16,576,530	18,825,342	435,000	485,422
	$30,898,028	$33,937,420	$435,000	$485,422

During the year ended December 31, 2014, the Company recorded pre-tax other-than-temporary impairments of investments of $2.6 million, all of which were related to fixed maturities. Credit impairments recorded in earnings during the year ended December 31, 2014, were $7.3 million. During the year ended December 31, 2014, $4.7 million of non-credit losses previously recorded in other comprehensive income were recorded in earnings as credit losses. There were no other-than-temporary

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT OPERATIONS — (Continued)

impairments related to fixed maturities or equity securities that the Company intended to sell or expected to be required to sell for the year ended December 31, 2014.

During the year ended December 31, 2013, the Company recorded pre-tax other-than-temporary impairments of investments of $10.9 million, of which $7.6 million were related to fixed maturities and $3.3 million were related to equity securities. Credit impairments recorded in earnings during the year ended December 31, 2013, were $22.4 million. During the year ended December 31, 2013, $11.5 million of non-credit losses previously recorded in other comprehensive income were recorded in earnings as credit losses. There were no other-than-temporary impairments related to fixed maturities or equity securities that the Company intended to sell or expected to be required to sell for the year ended December 31, 2013.

During the year ended December 31, 2012, the Company recorded pre-tax other-than-temporary impairments of investments of $67.1 million all of which were related to fixed maturities. Of the $67.1 million of impairments for the year ended December 31, 2012, $58.1 million were recorded in earnings and $9.0 million were recorded in other comprehensive income (loss). There were no impairments related to equity securities. For the year ended December 31, 2012, there were no other-than-temporary impairments related to fixed maturities or equity securities that the Company intended to sell or expected to be required to sell.

The following chart is a rollforward of available-for-sale credit losses on fixed maturities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss):

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Beginning balance	$41,674	$121,237	$69,476
Additions for newly impaired securities	—	3,516	26,544
Additions for previously impaired securities	2,263	12,066	25,217
Reductions for previously impaired securities due to a change in expected cash flows	(28,474)	(87,908)	—
Reductions for previously impaired securities that were sold in the current period	—	(7,237)	—
Other	—	—	—
Ending balance	$15,463	$41,674	$121,237

The following table includes the gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT OPERATIONS — (Continued)

length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2014:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage- backed securities	$165,877	$(9,547)	$67,301	$(2,717)	$233,178	$(12,264)
Commercial mortgage- backed securities	49,908	(334)	102,529	(2,030)	152,437	(2,364)
Other asset-backed securities	108,665	(6,473)	537,488	(29,477)	646,153	(35,950)
U.S. government-related securities	231,917	(3,868)	280,803	(5,414)	512,720	(9,282)
Other government-related securities	—	—	—	—	—	—
States, municipalities, and political subdivisions	1,905	(134)	10,481	(297)	12,386	(431)
Corporate bonds	1,657,103	(76,285)	776,863	(62,690)	2,433,966	(138,975)
Equities	17,430	(218)	129,509	(13,935)	146,939	(14,153)
	$2,232,805	$(96,859)	$1,904,974	$(116,560)	$4,137,779	$(213,419)

RMBS have a gross unrealized loss greater than twelve months of $2.7 million as of December 31, 2014. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

CMBS have a gross unrealized loss greater than twelve months of $2.0 million as of December 31, 2014. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

The other asset-backed securities have a gross unrealized loss greater than twelve months of $29.5 million as of December 31, 2014. This category predominately includes student-loan backed auction rate securities, the underlying collateral, of which is at least 97% guaranteed by the Federal Family Education Loan Program ("FFELP"). These unrealized losses have occurred within the Company's auction rate securities ("ARS") portfolio since the market collapse during 2008. At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary.

The U.S. government-related category has gross unrealized losses greater than twelve months of $5.4 million as of December 31, 2014. These declines were entirely related to changes in interest rates.

The corporate bonds category has gross unrealized losses greater than twelve months of $62.7 million as of December 31, 2014. The aggregate decline in market value of these securities was deemed

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT OPERATIONS — (Continued)

temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information.

The equities category has a gross unrealized loss greater than twelve months of $14.0 million as of December 31, 2014. The aggregate decline in market value of these securities was deemed temporary due to factors supporting the recoverability of the respective investments. Positive factors include credit ratings, the financial health of the issuer, the continued access of the issuer to the capital markets, and other pertinent information.

The Company does not consider these unrealized loss positions to be other-than-temporary, based on the aggregate factors discussed previously and because the Company has the ability and intent to hold these investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of the securities.

The following table includes the gross unrealized losses and fair value of the Company's investments that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2013:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage- backed securities	$332,812	$(14,050)	$209,818	$(10,486)	$542,630	$(24,536)
Commercial mortgage- backed securities	429,228	(18,467)	13,840	(1,238)	443,068	(19,705)
Other asset-backed securities	175,846	(14,555)	497,512	(54,993)	673,358	(69,548)
U.S. government-related securities	891,698	(53,508)	6,038	(570)	897,736	(54,078)
Other government-related securities	10,161	(1)	—	—	10,161	(1)
States, municipalities, and political subdivisions	172,157	(8,113)	335	(178)	172,492	(8,291)
Corporate bonds	7,480,163	(353,069)	271,535	(38,744)	7,751,698	(391,813)
Equities	376,776	(27,861)	21,764	(8,471)	398,540	(36,332)
	$9,868,841	$(489,624)	$1,020,842	$(114,680)	$10,889,683	$(604,304)

RMBS had a gross unrealized loss greater than twelve months of $10.5 million as of December 31, 2013. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of these investments.

CMBS had a gross unrealized loss greater than twelve months of $1.2 million as of December 31, 2013. Factors such as the credit enhancement within the deal structure, the average life of the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT OPERATIONS — (Continued)

securities, and the performance of the underlying collateral support the recoverability of these investments.

The other asset-backed securities had a gross unrealized loss greater than twelve months of $55.0 million as of December 31, 2013. This category predominately includes student-loan backed auction rate securities, the underlying collateral, of which is at least 97% guaranteed by the FFELP. These unrealized losses have occurred within the Company's ARS portfolio since the market collapse during 2008. At this time, the Company has no reason to believe that the U.S. Department of Education would not honor the FFELP guarantee, if it were necessary.

The corporate bonds category had gross unrealized losses less than and greater than twelve months of $353.1 million and $38.7 million, respectively, as of December 31, 2013. The aggregate decline in market value of these securities was deemed temporary due to positive factor supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information.

The equities category had a gross unrealized loss greater than twelve months of $8.5 million as of December 31, 2013. The aggregate decline in market value of these securities was deemed temporary due to factors supporting the recoverability of the respective investments. Positive factors include credit ratings, the financial health of the issuer, the continued access of the issuer to the capital markets, and other pertinent information.

The Company does not consider these unrealized loss positions to be other-than-temporary, based on the aggregate factors discussed previously and because the Company has the ability and intent to hold these investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of the securities.

As of December 31, 2014, the Company had securities in its available-for-sale portfolio which were rated below investment grade of $1.6 billion and had an amortized cost of $1.6 billion. In addition, included in the Company's trading portfolio, the Company held $315.1 million of securities which were rated below investment grade. Approximately $360.1 million of the below investment grade securities were not publicly traded.

The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available-for-sale is summarized as follows:

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Fixed maturities	$1,224,248	$(1,269,277)	$819,152
Equity securities	33,642	(20,899)	8,484

The Company held $9.0 million of non-income producing securities for the year ended December 31, 2014.

Included in the Company's invested assets are $1.8 billion of policy loans as of December 31, 2014. The interest rates on standard policy loans range from 3.0% to 13.64%. The collateral loans on life insurance policies have an interest rate of 13.64%.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT OPERATIONS — (Continued)

Variable Interest Entities

The Company holds certain investments in entities in which its ownership interests could possibly be considered variable interests under Topic 810 of the FASB ASC (excluding debt and equity securities held as trading, available-for-sale, or held-to-maturity). The Company reviews the characteristics of each of these applicable entities and compares those characteristics to applicable criteria to determine whether the entity is a Variable Interest Entity ("VIE"). If the entity is determined to be a VIE, the Company then performs a detailed review to determine whether the interest would be considered a variable interest under the guidance. The Company then performs a qualitative review of all variable interests with the entity and determines whether the Company is the primary beneficiary. ASC 810 provides that an entity is the primary beneficiary of a VIE if the entity has 1) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, and 2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE.

Based on this analysis, the Company had an interest in one wholly owned subsidiary, Red Mountain, LLC ("Red Mountain"), that continued to be classified as a VIE as of December 31, 2014 and December 31, 2013. The activity most significant to Red Mountain is the issuance of a note in connection with a financing transaction involving Golden Gate V Vermont Captive Insurance Company ("Golden Gate V") and the Company in which Golden Gate V issued non-recourse funding obligations to Red Mountain and Red Mountain issued the note to Golden Gate V. Credit enhancement on the Red Mountain Note is provided by an unrelated third party. For details of this transaction, see Note 9, Debt and Other Obligations. The Company had the power, via its 100% ownership through an affiliate, to direct the activities of the VIE, but did not have the obligation to absorb losses related to the primary risks or sources of variability to the VIE. The variability of loss would be borne primarily by the third party in its function as provider of credit enhancement on the Red Mountain Note. Accordingly, it was determined that the Company is not the primary beneficiary of the VIE. The Company's risk of loss related to the VIE is limited to its investment of $10,000. Additionally, PLC has guaranteed the VIE's payment obligation for the credit enhancement fee to the unrelated third party provider. As of December 31, 2014 no payments have been made or required related to this guarantee.

7.  MORTGAGE LOANS

Mortgage Loans

The Company invests a portion of its investment portfolio in commercial mortgage loans. As of December 31, 2014, the Company's mortgage loan holdings were approximately $5.1 billion. The Company has specialized in making loans on either credit-oriented commercial properties or credit-anchored strip shopping centers and apartments. The Company's underwriting procedures relative to its commercial loan portfolio are based, in the Company's view, on a conservative and disciplined approach. The Company concentrates on a small number of commercial real estate asset types associated with the necessities of life (retail, multi-family, senior living, professional office buildings, and warehouses). The Company believes that these asset types tend to weather economic downturns better than other commercial asset classes in which it has chosen not to participate. The Company believes that this disciplined approach has helped to maintain a relatively low delinquency and foreclosure rate throughout its history. The majority of the Company's mortgage loans portfolio was underwritten and funded by the Company. From time to time, the Company may acquire loans in conjunction with an acquisition.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  MORTGAGE LOANS — (Continued)

The Company's commercial mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income.

The following table includes a breakdown of the Company's commercial mortgage loan portfolio by property type as of December 31, 2014:

Type	Percentage of Mortgage Loans on Real Estate
Retail	61.7%
Office Buildings	13.3
Apartments	9.6
Warehouses	7.8
Other	7.6
100.0%

The Company specializes in originating mortgage loans on either credit-oriented or credit-anchored commercial properties. No single tenant's exposure represents more than 2.2% of mortgage loans. Approximately 71.8% of the mortgage loans are on properties located in the following states:

State	Percentage of Mortgage Loans on Real Estate
Texas	10.1%
Alabama	8.2
Georgia	8.0
Florida	7.3
Tennessee	6.6
South Carolina	4.8
North Carolina	4.5
Utah	4.2
New York	4.2
Ohio	4.0
California	4.0
Virginia	3.0
Michigan	2.9
71.8%

During 2014, the Company funded approximately $869.7 million of new loans, with an average loan size of $5.8 million. The average size mortgage loan in the portfolio as of December 31, 2014, was $2.8 million, and the weighted-average interest rate was 5.72%. The largest single mortgage loan was $50.0 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  MORTGAGE LOANS — (Continued)

Many of the mortgage loans have call options or interest rate reset options between 3 and 10 years. However, if interest rates were to significantly increase, we may be unable to exercise the call options or increase the interest rates on our existing mortgage loans commensurate with the significantly increased market rates. Assuming the loans are called at their next call dates, approximately $243.6 million would become due in 2015, $961.8 million in 2016 through 2020, $392.6 million in 2021 through 2025, and $120.8 million thereafter.

The Company offers a type of commercial mortgage loan under which the Company will permit a loan-to-value ratio of up to 85% in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2014 and December 31, 2013, approximately $553.6 million and $666.6 million, respectively, of the Company's mortgage loans have this participation feature. Cash flows received as a result of this participation feature are recorded as interest income. During the year ended December 31, 2014 and 2013, the Company recognized $16.7 million and $17.9 million of participating mortgage loan income, respectively.

As of December 31, 2014, approximately $24.5 million, or 0.05%, of invested assets consisted of nonperforming, restructured or mortgage loans that were foreclosed and were converted to real estate properties. The Company does not expect these investments to adversely affect its liquidity or ability to maintain proper matching of assets and liabilities. During the year ended December 31, 2014, certain mortgage loan transactions occurred that were accounted for as troubled debt restructurings under Topic 310 of the FASB ASC. For all mortgage loans, the impact of troubled debt restructurings is generally reflected in our investment balance and in the allowance for mortgage loan credit losses. Transactions accounted for as troubled debt restructurings during the year ended December 31, 2014 included either the acceptance of assets in satisfaction of principal at a future date or the recognition of permanent impairments to principal, and were the result of agreements between the creditor and the debtor. During the year ended December 31, 2014, the Company accepted or agreed to accept assets of $33.0 million in satisfaction of $41.7 million of principal. The Company also identified one loan whose principal of $12.6 million was permanently impaired to a value of $7.3 million. These transactions resulted in realized losses of $10.3 million and a decrease in the Company's investment in mortgage loans net of existing allowances for mortgage loans losses. Of the mortgage loan transactions accounted for as troubled debt restructurings, $23.3 million remain on the Company's balance sheet as of December 31, 2014.

The Company's mortgage loan portfolio consists of two categories of loans: 1) those not subject to a pooling and servicing agreement and 2) those subject to a contractual pooling and servicing agreement. As of December 31, 2014, $24.5 million of mortgage loans not subject to a pooling and servicing agreement were nonperforming, restructured, or foreclosed and converted to real estate. Of the restructured loans, $1.5 million were nonperforming during the year ended December 31, 2014. The Company foreclosed on $1.2 million of nonperforming loans not subject to a pooling and servicing agreement during the year ended December 31, 2014.

As of December 31, 2014, none of the loans subject to a pooling and servicing agreement were nonperforming. The Company did not foreclose on any nonperforming loans subject to pooling and servicing agreement during the year ended December 31, 2014.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  MORTGAGE LOANS — (Continued)

As of December 31, 2014 and 2013, the Company had an allowance for mortgage loan credit losses of $5.7 million and $3.1 million, respectively. Due to the Company's loss experience and nature of the loan portfolio, the Company believes that a collectively evaluated allowance would be inappropriate. The Company believes an allowance calculated through an analysis of specific loans that are believed to have a higher risk of credit impairment provides a more accurate presentation of expected losses in the portfolio and is consistent with the applicable guidance for loan impairments in ASC Subtopic 310. Since the Company uses the specific identification method for calculating the allowance, it is necessary to review the economic situation of each borrower to determine those that have higher risk of credit impairment. The Company has a team of professionals that monitors borrower conditions such as payment practices, borrower credit, operating performance, and property conditions, as well as ensuring the timely payment of property taxes and insurance. Through this monitoring process, the Company assesses the risk of each loan. When issues are identified, the severity of the issues are assessed and reviewed for possible credit impairment. If a loss is probable, an expected loss calculation is performed and an allowance is established for that loan based on the expected loss. The expected loss is calculated as the excess carrying value of a loan over either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the current estimated fair value of the loan's underlying collateral. A loan may be subsequently charged off at such point that the Company no longer expects to receive cash payments, the present value of future expected payments of the renegotiated loan is less than the current principal balance, or at such time that the Company is party to foreclosure or bankruptcy proceedings associated with the borrower and does not expect to recover the principal balance of the loan.

A charge off is recorded by eliminating the allowance against the mortgage loan and recording the renegotiated loan or the collateral property related to the loan as investment real estate on the balance sheet, which is carried at the lower of the appraised fair value of the property or the unpaid principal balance of the loan, less estimated selling costs associated with the property:

	As of December 31,
	2014	2013
	(Dollars In Thousands)
Beginning balance	$3,130	$2,875
Charge offs	(675)	(6,838)
Recoveries	(2,600)	(1,016)
Provision	5,865	8,109
Ending balance	$5,720	$3,130

It is the Company's policy to cease to carry accrued interest on loans that are over 90 days delinquent. For loans less than 90 days delinquent, interest is accrued unless it is determined that the accrued interest is not collectible. If a loan becomes over 90 days delinquent, it is the Company's general policy to initiate foreclosure proceedings unless a workout arrangement to bring the loan current is in place. For loans subject to a pooling and servicing agreement, there are certain additional restrictions and/or requirements related to workout proceedings, and as such, these loans may have different attributes and/or circumstances affecting the status of delinquency or

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  MORTGAGE LOANS — (Continued)

categorization of those in nonperforming status. An analysis of the delinquent loans is shown in the following chart as of December 31:

	30-59 Days Delinquent	60-89 Days Delinquent	Greater than 90 Days Delinquent	Total Delinquent
	(Dollars In Thousands)
2014
Commercial mortgage loans	$8,972	$—	$1,484	$10,456
Number of delinquent commercial mortgage loans	4	—	1	5
2013
Commercial mortgage loans	$14,368	$—	$2,208	$16,576
Number of delinquent commercial mortgage loans	8	—	1	9

The Company's commercial mortgage loan portfolio consists of mortgage loans that are collateralized by real estate. Due to the collateralized nature of the loans, any assessment of impairment and ultimate loss given a default on the loans is based upon a consideration of the estimated fair value of the real estate. The Company limits accrued interest income on impaired loans to ninety days of interest. Once accrued interest on the impaired loan is received, interest income is recognized on a cash basis. For information regarding impaired loans, please refer to the following chart as of December 31:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
	(Dollars In Thousands)
2014
Commercial mortgage loans:
With no related allowance recorded	$—	$—	$—	$—	$—	$—
With an allowance recorded	19,632	20,603	5,720	3,272	1,224	1,280
2013
Commercial mortgage loans:
With no related allowance recorded	$2,208	$2,208	$—	$2,208	$31	$—
With an allowance recorded	21,288	21,281	3,130	5,322	304	304

Mortgage loans that were modified in a troubled debt restructuring were as follows:

	Number of contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Dollars In Thousands)
2014
Troubled debt restructuring:
Commercial mortgage loans	6	$28,648	$19,593

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred policy acquisition costs

The balances and changes in DAC are as follows:

	As of December 31,
	2014	2013
	(Dollars In Thousands)
Balance, beginning of period	$2,720,604	$2,493,729
Capitalization of commissions, sales, and issue expenses	293,672	345,885
Amortization	(194,517)	(112,117)
Change in unrealized investment gains and losses	(166,694)	(6,893)
Balance, end of period	$2,653,065	$2,720,604

Value of Business Acquired

The balances and changes in VOBA are as follows:

	As of December 31,
	2014	2013
	(Dollars In Thousands)
Balance, beginning of period	$756,018	$731,627
Acquisitions(1)	—	49,643
Amortization	(113,803)	(42,543)
Change in unrealized gains and losses	(140,234)	17,291
Balance, end of period	$501,981	$756,018

(1)  Includes VOBA associated with the MONY acquisition of $205.7 million, offset by $156.1 million ceded to reinsurers.

As of February 1, 2015, the existing DAC and VOBA balance was written off in conjunction with the merger previously disclosed in Note 5, Dai-ichi Merger and in accordance with ASC Topic 805 — Business Combinations. Therefore, the disclosure of the expected amortization of VOBA over the next five years was excluded.

9.  GOODWILL

The changes in the carrying amount of goodwill by segment are as follows:

	Acquisitions	Asset Protection	Total Consolidated
	(Dollars In Thousands)
Balance as of December 31, 2012	$35,615	$48,158	$83,773
Tax benefit of excess tax goodwill	(3,098)	—	(3,098)
Balance as of December 31, 2013	32,517	48,158	80,675
Tax benefit of excess tax goodwill	(3,098)	—	(3,098)
Balance as of December 31, 2014	$29,419	$48,158	$77,577

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  GOODWILL — (Continued)

During the year ended December 31, 2014 and 2013, the Company decreased its goodwill balance by approximately $3.1 million and $3.1 million, respectively. The decreases were due to an adjustment in the Acquisitions segment related to tax benefits realized during 2014 and 2013 on the portion of tax goodwill in excess of GAAP basis goodwill. See Note 2, Summary of Significant Accounting Policies for additional information.

10.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues variable universal life and VA products through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company also offers, for our VA products, certain GMDB. The most significant of these guarantees involve 1) return of the highest anniversary date account value, or 2) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest or 3) return of premium. The GMWB rider provides the contract holder with protection against certain adverse market impacts on the amount they can withdrawal and is classified as an embedded derivative and is carried at fair value on the Company's balance sheet. The VA separate account balances subject to GMWB were $9.7 billion as of December 31, 2014. For more information regarding the valuation of and income impact of GMWB, please refer to Note 2, Summary of Significant Accounting Policies, Note 22, Fair Value of Financial Instruments, and Note 23, Derivative Financial Instruments.

The GMDB reserve is calculated by applying a benefit ratio, equal to the present value of total expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 6.18%, age-based mortality from the National Association of Insurance Commissioners 1994 Variable Annuity MGDB Mortality Table for company experience with attained age factors varying from 49% — 80%, lapse rates ranging from 2.2% — 33% (depending on product type and duration), and an average discount rate of 6.0%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying consolidated statements of income.

The VA separate account balances subject to GMDB were $13.0 billion as of December 31, 2014. The total GMDB amount payable based on VA account balances as of December 31, 2014, was $108.6 million (including $93.1 million in the Annuities segment and $15.5 million in the Acquisitions segment) with a GMDB reserve of $21.4 million and $0.3 million in the Annuities and Acquisitions segment, respectively. The average attained age of contract holders as of December 31, 2014 for the Company was 69.

These amounts exclude certain VA business which has been 100% reinsured to Commonwealth Annuity and Life Insurance Company (formerly known as Allmerica Financial Life Insurance and Annuity Company) ("CALIC"), under a Modco agreement. The guaranteed amount payable associated with the annuities reinsured to CALIC was $11.6 million and is included in the Acquisitions segment. The average attained age of contract holders as of December 31, 2014, was 65.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS — (Continued)

Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement) is as follows:

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Beginning balance	$13,608	$19,606	$9,798
Incurred guarantee benefits	10,130	(3,133)	14,087
Less: Paid guarantee benefits	2,043	2,865	4,279
Ending balance	$21,695	$13,608	$19,606

Account balances of variable annuities with guarantees invested in variable annuity separate accounts are as follows:

	As of December 31,
	2014	2013
	(Dollars In Thousands)
Equity mutual funds	$7,834,480	$7,984,198
Fixed income mutual funds	5,137,312	4,606,093
Total	$12,971,792	$12,590,291

Certain of the Company's fixed annuities and universal life products have a sales inducement in the form of a retroactive interest credit ("RIC"). In addition, certain annuity contracts provide a sales inducement in the form of a bonus interest credit. The Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC.

Activity in the Company's deferred sales inducement asset was as follows:

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Deferred asset, beginning of period	$146,651	$143,949	$125,527
Amounts deferred	18,302	15,274	23,362
Amortization	(9,803)	(12,572)	(4,940)
Deferred asset, end of period	$155,150	$146,651	$143,949

11.  REINSURANCE

The Company reinsures certain of its risks with (cedes), and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term agreements, the Company reinsures only the mortality risk, while under coinsurance the Company reinsures a proportionate share of all risks arising under the reinsured policy. Under coinsurance, the reinsurer receives a proportionate share of the premiums less commissions and is liable for a corresponding share of all benefit payments. Modified coinsurance is accounted for in a

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  REINSURANCE — (Continued)

manner similar to coinsurance except that the liability for future policy benefits is held by the ceding company, and settlements are made on a net basis between the companies.

Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to us under the terms of the reinsurance agreements. The Company monitors the concentration of credit risk the Company has with any reinsurer, as well as the financial condition of its reinsurers. As of December 31, 2014, the Company had reinsured approximately 51% of the face value of its life insurance in-force. The Company has reinsured approximately 22% of the face value of its life insurance in-force with the following three reinsurers:

•  Security Life of Denver Insurance Co. (currently administered by Hanover Re)

•  Swiss Re Life & Health America Inc.

•  The Lincoln National Life Insurance Co. (currently administered by Swiss Re Life & Health America Inc.)

The Company has not experienced any credit losses for the years ended December 31, 2014, 2013, or 2012 related to these reinsurers. The Company has set limits on the amount of insurance retained on the life of any one person. In 2005, the Company increased its retention for certain newly issued traditional life products from $500,000 to $1,000,000 on any one life. During 2008, the Company increased its retention limit to $2,000,000 on certain of its traditional and universal life products.

Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short-and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with reinsured policies.

The following table presents the net life insurance in-force:

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Millions)
Direct life insurance in-force	$721,036	$726,697	$706,416
Amounts assumed from other companies	43,237	46,752	30,470
Amounts ceded to other companies	(388,890)	(416,809)	(444,951)
Net life insurance in-force	$375,383	$356,640	$291,935
Percentage of amount assumed to net	12%	13%	10%

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  REINSURANCE — (Continued)

The following table reflects the effect of reinsurance on life, accident/health, and property and liability insurance premiums written and earned:

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount		Percentage of Amount Assumed to Net
	(Dollars In Thousands)
For The Year Ended December 31, 2014:
Premiums and policy fees:
Life insurance	$2,603,956	$1,279,908	$349,934	$1,673,982	(1)	20.9
Accident/health insurance	81,037	42,741	20,804	59,100		35.2
Property and liability insurance	218,663	73,094	8,675	154,244		5.6
Total	$2,903,656	$1,395,743	$379,413	$1,887,326
For The Year Ended December 31, 2013:
Premiums and policy fees:
Life insurance	$2,371,871	$1,299,631	$306,921	$1,379,161	(1)	22.3
Accident/health insurance	45,262	20,011	24,291	49,542		49.0
Property and liability insurance	211,000	67,795	7,977	151,182		5.3
Total	$2,628,133	$1,387,437	$339,189	$1,579,885
For The Year Ended December 31, 2012:
Premiums and policy fees:
Life insurance	$2,226,614	$1,228,444	$281,711	$1,279,881	(1)	22.0
Accident/health insurance	38,873	12,065	29,413	56,221		52.3
Property and liability insurance	216,014	69,588	6,765	153,191		4.4
Total	$2,481,501	$1,310,097	$317,889	$1,489,293

(1)  Includes annuity policy fees of $92.8 million, $88.7 million, and $103.8 million for the years ended December 31, 2014, 2013, and 2012, respectively.

As of December 31, 2014 and 2013, policy and claim reserves relating to insurance ceded of $5.9 billion and $6.0 billion, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, the Company would be obligated to pay such claims. As of December 31, 2014 and 2013, the Company had paid $120.5 million and $79.7 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, as of December 31, 2014 and 2013, the Company had receivables of $65.8 million and $66.1 million, respectively, related to insurance assumed.

The Company's third party reinsurance receivables amounted to $5.9 billion and $6.0 billion as of December 31, 2014 and 2013, respectively. These amounts include ceded reserve balances and

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  REINSURANCE — (Continued)

ceded benefit payments. The ceded benefit payments are recoverable from reinsurers. The following table sets forth the receivables attributable to our more significant reinsurance partners:

	As of December 31,
	2014		2013
	Reinsurance Receivable	A.M. Best Rating	Reinsurance Receivable	A.M. Best Rating
	(Dollars In Millions)
Security Life of Denver Insurance Company	$842.1	A	$819.3	A
Swiss Re Life & Health America, Inc.	820.9	A+	823.0	A+
Lincoln National Life Insurance Co.	556.3	A+	553.7	A+
Transamerica Life Insurance Co.	497.7	A+	531.1	A+
RGA Reinsurance Company	412.4	A+	419.1	A+
SCOR Global Life USA Reinsurance Company	411.8	A	402.7	A
American United Life Insurance Company	336.1	A+	342.2	A+
Scottish Re (U.S.), Inc.	298.0	NR	305.1	NR
Centre Reinsurance (Bermuda) Ltd	260.9	NR	281.6	NR
Employers Reassurance Corporation	254.3	A-	289.2	A-

The Company's reinsurance contracts typically do not have a fixed term. In general, the reinsurers' ability to terminate coverage for existing cessions is limited to such circumstances as material breach of contract or non-payment of premiums by the ceding company. The reinsurance contracts generally contain provisions intended to provide the ceding company with the ability to cede future business on a basis consistent with historical terms. However, either party may terminate any of the contracts with respect to future business upon appropriate notice to the other party.

Generally, the reinsurance contracts do not limit the overall amount of the loss that can be incurred by the reinsurer. The amount of liabilities ceded under contracts that provide for the payment of experience refunds is immaterial.

12.  DEBT AND OTHER OBLIGATIONS

Under a revolving line of credit arrangement that was in effect until February 2, 2015 (the "Credit Facility"), the Company and PLC had the ability to borrow on an unsecured basis up to an aggregate principal amount of $750 million. The Company had the right in certain circumstances to request that the commitment under the Credit Facility be increased up to a maximum principal amount of $1.0 billion. Balances outstanding under the Credit Facility accrued interest at a rate equal to, at the option of the Borrowers, (i) LIBOR plus a spread based on the ratings of PLC's senior unsecured long-term debt ("Senior Debt"), or (ii) the sum of (A) a rate equal to the highest of (x) the Administrative Agent's prime rate, (y) 0.50% above the Federal Funds rate, or (z) the one-month LIBOR plus 1.00% and (B) a spread based on the ratings of PLC's Senior Debt. The Credit Facility also provided for a facility fee at a rate, 0.175%, that could vary with the ratings of PLC's Senior Debt and that was calculated on the aggregate amount of commitments under the Credit Facility, whether used or unused. The Credit Facility provided that PLC was liable for the full amount of any obligations for

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  DEBT AND OTHER OBLIGATIONS — (Continued)

borrowings or letters of credit, including those of the Company, under the Credit Facility. The maturity date of the Credit Facility was July 17, 2017. The Company is not aware of any non-compliance with the financial debt covenants of the Credit Facility as of December 31, 2014. The Company did not have an outstanding balance under the Credit Facility as of December 31, 2014. PLC had an outstanding balance of $450.0 million bearing interest at a rate of LIBOR plus 1.20% under the Credit Facility as of December 31, 2014. As of December 31, 2014, the Company had used $55.0 million of borrowing capacity by executing a Letter of Credit under the Credit Facility for the benefit of an affiliated captive reinsurance subsidiary of the Company. This Letter of Credit had not been drawn upon as of December 31, 2014.

On February 2, 2015, the Company and PLC amended and restated the Credit Facility (the "2015 Credit Facility"). Under the 2015 Credit Facility, the Company has the ability to borrow on an unsecured basis up to an aggregate principal amount of $1.0 billion. The Company has the right in certain circumstances to request that the commitment under the 2015 Credit Facility be increased up to a maximum principal amount of $1.25 billion. Balances outstanding under the 2015 Credit Facility accrue interest at a rate equal to, at the option of the Borrowers, (i) LIBOR plus a spread based on the ratings of PLC's Senior Debt, or (ii) the sum of (A) a rate equal to the highest of (x) the Administrative Agent's prime rate, (y) 0.50% above the Federal Funds rate, or (z) the one-month LIBOR plus 1.00% and (B) a spread based on the ratings of PLC's Senior Debt. The 2015 Credit Facility also provided for a facility fee at a rate that varies with the ratings of PLC's Senior Debt and that is calculated on the aggregate amount of commitments under the 2015 Credit Facility, whether used or unused. The facility fee rate was 0.15% on February 2, 2015, and was adjusted to 0.125% upon our subsequent ratings upgrade on February 2, 2015. The 2015 Credit Facility provides that PLC is liable for the full amount of any obligations for borrowings or letters of credit, including those of the Company, under the 2015 Credit Facility. The maturity date of the 2015 Credit Facility is February 2, 2020. The Company is not aware of any non-compliance with the financial debt covenants of the Credit Facility or the 2015 Credit Facility as of February 2, 2015. PLC had an outstanding balance of $390.0 million bearing interest at a rate of LIBOR plus 1.20% when the Credit Facility was amended and restated by the 2015 Credit Facility on February 2, 2015. The $55.0 million Letter of Credit, which the Company executed under the Credit Facility for the benefit of an affiliated captive reinsurance subsidiary of the Company, remained undrawn as of February 2, 2015.

Non-Recourse Funding Obligations

Golden Gate Captive Insurance Company

Golden Gate Captive Insurance Company ("Golden Gate"), a South Carolina special purpose financial captive insurance company and wholly owned subsidiary, had three series of non-recourse funding obligations with a total outstanding balance of $800 million as of December 31, 2014. PLC holds the entire outstanding balance of non-recourse funding obligations. The Series A1 non-recourse funding obligations have a balance of $400 million and accrue interest at a fixed rate of 7.375%, the Series A2 non-recourse funding obligations have a balance of $100 million and accrue interest at a fixed rate of 8%, and the Series A3 non-recourse funding obligations have a balance of $300 million and accrue interest at a fixed rate of 8.45%.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  DEBT AND OTHER OBLIGATIONS — (Continued)

Golden Gate II Captive Insurance Company

Golden Gate II Captive Insurance Company ("Golden Gate II"), a South Carolina special purpose financial captive insurance company and wholly owned subsidiary, had $575 million of non-recourse funding obligations outstanding as of December 31, 2014. These outstanding non-recourse funding obligations were issued to special purpose trusts, which in turn issued securities to third parties. Certain of our affiliates own a portion of these securities. As of December 31, 2014, securities related to $144.9 million of the outstanding balance of the non-recourse funding obligations were held by external parties, securities related to $145.3 million of the non-recourse funding obligations were held by nonconsolidated affiliates, and $284.8 million were held by consolidated subsidiaries of the Company. PLC has entered into certain support agreements with Golden Gate II obligating it to make capital contributions or provide support related to certain of Golden Gate II's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate II. These support agreements provide that amounts would become payable by PLC to Golden Gate II if its annual general corporate expenses were higher than modeled amounts or if Golden Gate II's investment income on certain investments or premium income was below certain actuarially determined amounts. As of December 31, 2014, no payments have been made under these agreements and no amounts are collateralized by PLC under these agreements. Re-evaluation and, if necessary, adjustments of any support agreement collateralization amounts occurs annually during the first quarter pursuant to the terms on the support agreement. There are no support agreements between the Company and Golden Gate II.

Golden Gate V Vermont Captive Insurance Company

On October 10, 2012, Golden Gate V Vermont Captive Insurance Company ("Golden Gate V"), a Vermont special purpose financial insurance company and Red Mountain, LLC ("Red Mountain"), both wholly owned subsidiaries, entered into a 20-year transaction to finance up to $945 million of "AXXX" reserves related to a block of universal life insurance policies with secondary guarantees issued by the Company and its subsidiary, West Coast Life Insurance Company ("WCL"). Golden Gate V issued non-recourse funding obligations to Red Mountain, and Red Mountain issued a note with an initial principal amount of $275 million, increasing to a maximum of $945 million in 2027, to Golden Gate V for deposit to a reinsurance trust supporting Golden Gate V's obligations under a reinsurance agreement with WCL, pursuant to which WCL cedes liabilities relating to the policies of WCL and retrocedes liabilities relating to the policies of the Company. Through the structure, Hannover Life Reassurance Company of America ("Hannover Re"), the ultimate risk taker in the transaction, provides credit enhancement to the Red Mountain note for the 20-year term in exchange for a fee. The transaction is "non-recourse" to Golden Gate V, Red Mountain, WCL, PLC, and the Company, meaning that none of these companies are liable for the reimbursement of any credit enhancement payments required to be made. As of December 31, 2014, the principal balance of the Red Mountain note was $435 million. In connection with the transaction, PLC has entered into certain support agreements under which PLC guarantees or otherwise supports certain obligations of Golden Gate V or Red Mountain. Future scheduled capital contributions to prefund credit enhancement fees amount to approximately $139.6 million and will be paid in annual installments through 2031. The support agreements provide that amounts would become payable by PLC if Golden Gate V's annual general corporate expenses were higher than modeled amounts or in the event write-downs due to other-than-temporary impairments on assets held in certain accounts exceed defined threshold levels. Additionally, PLC has entered into separate

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  DEBT AND OTHER OBLIGATIONS — (Continued)

agreements to indemnify Golden Gate V with respect to material adverse changes in non-guaranteed elements of insurance policies reinsured by Golden Gate V, and to guarantee payment of certain fee amounts in connection with the credit enhancement of the Red Mountain note. As of December 31, 2014, no payments have been made under these agreements.

In connection with the transaction outlined above, Golden Gate V had a $435 million outstanding non-recourse funding obligation as of December 31, 2014. This non-recourse funding obligation matures in 2037, has scheduled increases in principal to a maximum of $945 million, and accrues interest at a fixed annual rate of 6.25%.

Non-recourse funding obligations outstanding as of December 31, 2014, on a consolidated basis, are shown in the following table:

Issuer	Balance	Maturity Year	Year-to-Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
Golden Gate Captive Insurance Company(1)	$800,000	2037	7.86%
Golden Gate II Captive Insurance Company	290,248	2052	1.13%
Golden Gate V Vermont Captive Insurance Company(1)	435,000	2037	6.25%
MONY Life Insurance Company(1)	2,504	2024	6.63%
Total	$1,527,752

(1)  Fixed rate obligations

During 2014, consolidated subsidiaries of the Company repurchased $37.7 million of its outstanding non-recourse funding obligations, at a discount. These repurchases resulted in a $7.4 million pre-tax gain for the Company. For the year ended December 31, 2013, consolidated subsidiaries of the Company repurchased $68.5 million of its outstanding non-recourse funding obligations, at a discount. These repurchases resulted in a $15.4 million pre-tax gain for the Company. These gains are recorded in other income in the consolidated statements of income.

Letters of Credit

Golden Gate III Vermont Captive Insurance Company ("Golden Gate III"), a Vermont special purpose financial insurance company and wholly owned subsidiary, is party to a Reimbursement Agreement (the "Reimbursement Agreement") with UBS AG, Stamford Branch ("UBS"), as issuing lender. Under the original Reimbursement Agreement, dated April 23, 2010, UBS issued a letter of credit (the "LOC") in the initial amount of $505 million to a trust for the benefit of WCL. The Reimbursement Agreement was subsequently amended and restated effective November 21, 2011 (the "First Amended and Restated Reimbursement Agreement"), to replace the existing LOC with one or more letters of credit from UBS, and to extend the maturity date from April 1, 2018, to April 1, 2022. On August 7, 2013, Golden Gate III entered into a Second Amended and Restated Reimbursement Agreement with UBS (the "Second Amended and Restated Reimbursement Agreement"), which amended and restated the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  DEBT AND OTHER OBLIGATIONS — (Continued)

First Amended and Restated Reimbursement Agreement. Under the Second and Amended and Restated Reimbursement Agreement a new LOC in an initial amount of $710 million was issued by UBS in replacement of the existing LOC issued under the First Amended and Restated Reimbursement Agreement. The term of the LOC was extended from April 1, 2022 to October 1, 2023, subject to certain conditions being satisfied including scheduled capital contributions being made to Golden Gate III by one of its affiliates. The maximum stated amount of the LOC was increased from $610 million to $720 million in 2015 if certain conditions are met. On June 25, 2014, PLC entered into a Third Amended and Restated Reimbursement Agreement with UBS (the "Third Amended and Restated Reimbursement Agreement"), which amended and restated the Second Amended and Restated Reimbursement Agreement. Under the Third Amended and Restated Reimbursement Agreement, a new LOC in an initial amount of $915 million was issued by UBS in replacement of the existing LOC issued under the Second Amended and Restated Reimbursement Agreement. The term of the LOC was extended from October 1, 2023 to April 1, 2025, subject to certain conditions being satisfied including scheduled capital contributions being made to Golden Gate III by one of its affiliates. The maximum stated amount of the LOC was increased from $720 million to $935 million in 2015 if certain conditions are met. The LOC is held in trust for the benefit of WCL, and supports certain obligations of Golden Gate III to WCL under an indemnity reinsurance agreement originally effective April 1, 2010, as amended and restated on November 21, 2011, and as further amended and restated on August 7, 2013 and on June 25, 2014 to include additional blocks of policies, and pursuant to which WCL cedes liabilities relating to the policies of WCL and retrocedes liabilities relating to the policies of the Company. The LOC balance was $930 million as of December 31, 2014. Subject to certain conditions, the amount of the LOC will be periodically increased up to a maximum of $935 million in 2015. The term of the LOC is expected to be approximately 15 years from the original issuance date. This transaction is "non-recourse" to WCL, PLC, and the Company, meaning that none of these companies other than Golden Gate III are liable for reimbursement on a draw of the LOC. PLC has entered into certain support agreements with Golden Gate III obligating PLC to make capital contributions or provide support related to certain of Golden Gate III's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate III. Future scheduled capital contributions amount to approximately $122.5 million and will be paid in three installments with the last payment occurring in 2021, and these contributions may be subject to potential offset against dividend payments as permitted under the terms of the Third Amended and Restated Reimbursement Agreement. The support agreements provide that amounts would become payable by PLC to Golden Gate III if its annual general corporate expenses were higher than modeled amounts or if specified catastrophic losses occur during defined time periods with respect to the policies reinsured by Golden Gate III. Pursuant to the terms of an amended and restated letter agreement with UBS, PLC has continued to guarantee the payment of fees to UBS as specified in the Third Amended and Restated Reimbursement Agreement. As of December 31, 2014, no payments have been made under these agreements.

Golden Gate IV Vermont Captive Insurance Company ("Golden Gate IV"), a Vermont special purpose financial insurance company and wholly owned subsidiary, is party to a Reimbursement Agreement with UBS AG, Stamford Branch, as issuing lender. Under the Reimbursement Agreement, dated December 10, 2010, UBS issued an LOC in the initial amount of $270 million to a trust for the benefit of WCL. The LOC balance increased, in accordance with the terms of the Reimbursement Agreement, during each quarter of 2014 and was $750 million as of December 31, 2014. Subject to certain

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  DEBT AND OTHER OBLIGATIONS — (Continued)

conditions, the amount of the LOC will be periodically increased up to a maximum of $790 million in 2016. The term of the LOC is expected to be 12 years from the original issuance date (stated maturity of December 30, 2022). The LOC was issued to support certain obligations of Golden Gate IV to WCL under an indemnity reinsurance agreement, pursuant to which WCL cedes liabilities relating to the policies of WCL and retrocedes liabilities relating to the policies of the Company. This transaction is "non-recourse" to WCL, PLC, and the Company, meaning that none of these companies other than Golden Gate IV are liable for reimbursement on a draw of the LOC. PLC has entered into certain support agreements with Golden Gate IV obligating PLC to make capital contributions or provide support related to certain of Golden Gate IV's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate IV. The support agreements provide that amounts would become payable by PLC to Golden Gate IV if Golden Gate IV's annual general corporate expenses were higher than modeled amounts or if specified catastrophic losses occur during defined time periods with respect to the policies reinsured by Golden Gate IV. PLC has also entered into a separate agreement to guarantee the payments of LOC fees under the terms of the Reimbursement Agreement. As of December 31, 2014, no payments have been made under these agreements.

Repurchase Program Borrowings

While the Company anticipates that the cash flows of its operations and its operating subsidiaries will be sufficient to meet its investment commitments and operating cash needs in a normal credit market environment, the Company recognizes that investment commitments scheduled to be funded may, from time to time, exceed the funds then available. Therefore, the Company has established repurchase agreement programs for certain of its insurance subsidiaries to provide liquidity when needed. The Company expects that the rate received on its investments will equal or exceed its borrowing rate. Under this program, the Company may, from time to time, sell an investment security at a specific price and agree to repurchase that security at another specified price at a later date. These borrowings are for a term less than 90 days. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities, and the agreements provided for net settlement in the event of default or on termination of the agreements. As of December 31, 2014, the fair value of securities pledged under the repurchase program was $55.1 million and the repurchase obligation of $50.0 million was included in the Company's consolidated balance sheets (at an average borrowing rate of 16 basis points). During the year ended December 31, 2014, the maximum balance outstanding at any one point in time related to these programs was $633.7 million. The average daily balance was $470.4 million (at an average borrowing rate of 11 basis points) during the year ended December 31, 2014. As of December 31, 2013, the Company had a $350.0 million outstanding balance related to such borrowings. During 2013, the maximum balance outstanding at any one point in time related to these programs was $815.0 million. The average daily balance was $496.9 million (at an average borrowing rate of 11 basis points) during the year ended December 31, 2013.

Other Obligations

The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  DEBT AND OTHER OBLIGATIONS — (Continued)

Interest Expense

Interest expense on non-recourse funding obligations, letters of credit, and other temporary borrowings was $118.6 million, $111.4 million, and $92.9 million in 2014, 2013, and 2012, respectively. The $7.2 million unfavorable variance was primarily due to increased interest expense on the Golden Gate V non-recourse funding obligation of $4.2 million and $3.0 million increased interest expense primarily on Golden Gate III and Golden Gate IV letters of credit.

13.  COMMITMENTS AND CONTINGENCIES

The Company leases administrative and marketing office space in approximately 19 cities including 24,090 square feet in Birmingham (excluding the home office building), with most leases being for periods of three to ten years. The Company had rental expense of $10.8 million, $11.2 million, and $11.2 million for the years ended December 31, 2014, 2013, and 2012, respectively. The aggregate annualized rent was approximately $6.5 million for the year ended December 31, 2014. The following is a schedule by year of future minimum rental payments required under these leases:

Year	Amount
(Dollars In Thousands)
2015	$5,911
2016	4,942
2017	2,750
2018	2,111
2019	1,879
Thereafter	7,488

Additionally, the Company leases a building contiguous to its home office. The lease was renewed in December 2013 and was extended to December 2018. At the end of the lease term the Company may purchase the building for approximately $75 million. Monthly rental payments are based on the current LIBOR rate plus a spread. The following is a schedule by year of future minimum rental payments required under this lease:

Year	Amount
(Dollars In Thousands)
2015	$1,233
2016	1,236
2017	1,233
2018	76,208

As of December 31, 2014 and 2013, the Company had outstanding mortgage loan commitments of $537.7 million at an average rate of 4.61% and $322.8 million at an average rate of 4.93%, respectively.

Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. In addition, from time to time, companies may be asked to contribute amounts beyond prescribed limits. Most insurance guaranty fund laws provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. The Company does not believe its insurance guaranty

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  COMMITMENTS AND CONTINGENCIES — (Continued)

fund assessments will be materially different from amounts already provided for in the financial statements.

A number of civil jury verdicts have been returned against insurers, broker dealers and other providers of financial services involving sales, refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, and other matters. Often these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration awards are subject to very limited appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. Publicly held companies in general and the financial services and insurance industries in particular are also sometimes the target of law enforcement and regulatory investigations relating to the numerous laws and regulations that govern such companies. Some companies have been the subject of law enforcement or regulatory actions or other actions resulting from such investigations. The Company, in the ordinary course of business, is involved in such matters.

The Company establishes liabilities for litigation and regulatory actions when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. For matters where a loss is believed to be reasonably possible, but not probable, no liability is established. For such matters, the Company may provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. The Company reviews relevant information with respect to litigation and regulatory matters on a quarterly and annual basis and updates its established liabilities, disclosures and estimates of reasonably possible losses or range of loss based on such reviews.

Although the Company cannot predict the outcome of any litigation or regulatory action, the Company does not believe that any such outcome will have an impact, either individually or in the aggregate, on its financial condition or results of operations that differs materially from the Company's established liabilities. Given the inherent difficulty in predicting the outcome of such matters, however, it is possible that an adverse outcome in certain such matters could be material to the Company's financial condition or results of operations for any particular reporting period.

The Company was audited by the IRS and the IRS proposed favorable and unfavorable adjustments to the Company's 2003 through 2007 reported taxable income. The Company protested certain unfavorable adjustments and sought resolution at the IRS' Appeals Division. The case has followed normal procedure and is now under review at Congress' Joint Committee on Taxation. The Company believes the matter will conclude within the next twelve months. If the IRS prevails on every issue that it identified in this audit, and the Company does not litigate these issues, then the Company will make an income tax payment of approximately $136,000. However, this payment, if it were to occur, would not materially impact the Company or its effective tax rate.

Through the acquisition of MONY by the Company certain income tax credit carryforwards, which arose in MONY's pre-acquisition tax years, transferred to the Company. This transfer was in accordance with the applicable rules of the Internal Revenue Code and the related Regulations. In spite of this transfer, AXA, the former parent of the consolidated income tax return group in which

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  COMMITMENTS AND CONTINGENCIES — (Continued)

MONY was a member, retains the right to utilize these credits in the future to offset future increases in its 2010 through 2013 tax liabilities. The Company had determined that, based on all information known as of the acquisition date and through the March 31, 2014 reporting date, it was probable that a loss of the utilization of these carryforwards had been incurred. Due to indemnification received from AXA during the quarter ending June 30, 2014, the probability of loss of these carryforwards has been eliminated. Accordingly, in the table summarizing the fair value of net assets acquired from the Acquisition, the amount of the deferred tax asset from the credit carryforwards is no longer offset by a liability.

Certain of the Company's insurance subsidiaries, as well as certain other insurance companies for which the Company has coinsured blocks of life insurance and annuity policies, are under audit for compliance with the unclaimed property laws of a number of states. The audits are being conducted on behalf of the treasury departments or unclaimed property administrators in such states. The focus of the audits is on whether there have been unreported deaths, maturities, or policies that have exceeded limiting age with respect to which death benefits or other payments under life insurance or annuity policies should be treated as unclaimed property that should be escheated to the state. The Company is presently unable to estimate the reasonably possible loss or range of loss that may result from the audits due to a number of factors, including uncertainty as to the legal theory or theories that may give rise to liability, the early stages of the audits being conducted, and, with respect to one block of life insurance policies that is co-insured by a subsidiary of the Company, uncertainty as to whether the Company or other companies are responsible for the liabilities, if any, arising in connection with such policies. The Company will continue to monitor the matter for any developments that would make the loss contingency associated with the audits probable or reasonably estimable.

Certain of the Company's subsidiaries are under a targeted multi-state examination with respect to their claims paying practices and their use of the U.S. Social Security Administration's Death Master File or similar databases (a "Death Database") to identify unreported deaths in their life insurance policies, annuity contracts and retained asset accounts. There is no clear basis in previously existing law for requiring a life insurer to search for unreported deaths in order to determine whether a benefit is owed, and substantial legal authority exists to support the position that the prevailing industry practice was lawful. A number of life insurers, however, have entered into settlement or consent agreements with state insurance regulators under which the life insurers agreed to implement procedures for periodically comparing their life insurance and annuity contracts and retained asset accounts against a Death Database, treating confirmed deaths as giving rise to a death benefit under their policies, locating beneficiaries and paying them the benefits and interest, and escheating the benefits and interest as well as penalties to the state if the beneficiary could not be found. It has been publicly reported that the life insurers have paid administrative and/or examination fees to the insurance regulators in connection with the settlement or consent agreements. The Company believes it is reasonably possible that insurance regulators could demand from the Company administrative and/or examination fees relating to the targeted multi-state examination. Based on publicly reported payments by other life insurers, the Company estimates the range of such fees to be from $0 to $3.5 million.

14.  SHAREOWNER'S EQUITY

PLC owns all of the 2,000 shares of non-voting preferred stock issued by the Company's subsidiary, Protective Life and Annuity Insurance Company ("PL&A"). The stock pays, when and if declared,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SHAREOWNER'S EQUITY — (Continued)

noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1.0 million. In 2014, 2013, and 2012, PL&A paid no dividends to PLC on its preferred stock.

15.  STOCK-BASED COMPENSATION

Since 1973, PLC has had stock-based incentive plans to motivate management to focus on its long-range performance through the awarding of stock-based compensation. Under plans approved by shareowners in 1997, 2003, 2008, and 2012, up to 9.5 million shares may be issued in payment of awards. Due to an existing change in control provision, the awards outstanding immediately prior to the Merger will be cancelled and converted into the right to receive an amount in cash. For more information refer to Note 5, Dai-ichi Merger.

Performance Shares

The criteria for payment of the 2014 performance awards is based on PLC's average operating return on average equity ("ROE") over a three- year period. If PLC's ROE is below 10.5%, no award is earned. If PLC's ROE is at or above 12.0%, the award maximum is earned.

The criteria for payment of the 2013 performance awards is based on PLC's average operating ROE over a three-year period. If PLC's ROE is below 10.0%, no award is earned. If PLC's ROE is at or above 11.5%, the award maximum is earned.

Performance shares are equivalent in value to one share of PLC's common stock times the award earned percentage payout. Performance share awards of 203,295 were issued during the year ended December 31, 2014 and 298,500 performance share awards were issued during the year ended December 31, 2013.

Performance share awards and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	Estimated Fair Value
		(Dollars In Thousands)
2014	203,295	$10,484
2013	298,500	9,328
2012	306,100	8,608
2011	191,100	5,433

Stock Appreciation Rights

Stock appreciation rights ("SARs") of PLC have been granted to certain officers to provide long-term incentive compensation based solely on the performance of PLC's common stock. The SARs are exercisable either five years after the date of grant or in three or four equal annual installments beginning one year after the date of grant (earlier upon the death, disability, or retirement of the officer,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  STOCK-BASED COMPENSATION — (Continued)

or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. The SARs activity as well as weighted-average base price is as follows:

	Weighted-Average Base Price per share	No. of SARs
Balance at December 31, 2011	$22.27	2,274,229
SARs exercised / forfeited	22.60	(633,062)
Balance at December 31, 2012	$22.15	1,641,167
SARs exercised / forfeited	18.54	(336,066)
Balance at December 31, 2013	$23.08	1,305,101
SARs exercised / forfeited / expired	22.07	(1,147,473)
Balance at December 31, 2014	$30.41	157,628

The outstanding SARs as of December 31, 2014, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$41.05	10,000	1	10,000
43.46	22,300	3	22,300
38.59	52,000	4	52,000
3.50	46,110	5	46,110
18.36	27,218	6	27,218

There were no SARs issued for the years ended December 31, 2014, 2013, and 2012. These fair values were estimated using a Black-Scholes option pricing model. The assumptions used in this pricing model varied depending on the vesting period of awards. Assumptions used in the model for the 2010 SARs granted (the simplified method under the ASC Compensation-Stock Compensation Topic was used for the 2010 awards) were as follows: an expected volatility of 69.4%, a risk-free interest rate of 2.6%, a dividend rate of 2.4%, a zero percent forfeiture rate, and expected exercise date of 2016.

Restricted Stock Units

Restricted stock units are awarded to participants and include certain restrictions relating to vesting periods. PLC issued 98,700 restricted stock units for the year ended December 31, 2014 and 166,850 restricted stock units for the year ended December 31, 2013. These awards had a total fair value at grant date of $5.1 million and $5.5 million, respectively. Approximately half of these restricted stock units vest after three years from grant date and the remainder vest after four years.

PLC recognizes all stock-based compensation expense over the related service period of the award, or earlier for retirement eligible employees. The expense recorded by PLC for its stock-based compensation plans was $25.9 million, $15.7 million, and $10.3 million in 2014, 2013, and 2012, respectively. The Company recognized expense associated with PLC's stock-based compensation plans for compensations awarded to its employees of $6.5 million, $4.5 million, and $3.9 million in 2014, 2013, and 2012, respectively. PLC's obligations of its stock-based compensation plans that are expected to be settled in shares of PLC's common stock are reported as a component of shareowners'

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  STOCK-BASED COMPENSATION — (Continued)

equity, net of deferred taxes. As of December 31, 2014, the total compensation cost related to non-vested stock-based compensation not yet recognized was $27.0 million. Due to the Merger, the unrecognized stock compensation expense will be accelerated as of the date of the merger due to an existing change in control provision.

The following table provides information as of December 31, 2014, about equity compensation plans under which PLC's common stock is authorized for issuance:

Securities Authorized for Issuance under Equity Compensation Plans

Plan category	Number of securities to be issued upon exercise of outstanding options, warrants and rights as of December 31, 2014(a)		Weighted-average exercise price of outstanding options, warrants and rights as of December 31, 2014(b)	Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a)) as of of December 31, 2014(c)
Equity compensation plans approved by shareowners	1,960,959	(1)	$22.07 (3)	4,092,546 (4)
Equity compensation plans not approved by shareowners	193,720	(2)	Not applicable	Not applicable(5)
Total	2,154,679		$22.07	4,092,546

(1)  Includes the following number of shares: (a) 102,458 shares issuable with respect to outstanding SARs (assuming for this purpose that one share of common stock will be payable with respect to each outstanding SAR); (b) 907,487 shares issuable with respect to outstanding performance share awards (assuming for this purpose that the awards are payable based on estimated performance under the awards as of September 30, 2014); (c) 313,199 shares issuable with respect to outstanding restricted stock units (assuming for this purpose that shares will be payable with respect to all outstanding restricted stock units); (d) 475,386 shares issuable with respect to stock equivalents representing previously earned awards under the LTIP that the recipient deferred under PLC's Deferred Compensation Plan for Officers; and (e) 162,429 shares issuable with respect to stock equivalents representing previous awards under PLC's Stock Plan for Non-Employee Directors that the recipient deferred under PLC's Deferred Compensation Plan for Directors Who Are Not Employees of PLC.

(2)  Includes the following number of shares of common stock: (a) 152,709 shares issuable with respect to stock equivalents representing (i) stock awards to PLC's Directors before June 1, 2004 that the recipient deferred pursuant to PLC's Deferred Compensation Plan for Directors Who Are Not Employees of PLC and (ii) cash retainers and fees that PLC's Directors deferred under PLC's Deferred Compensation Plan for Directors Who Are Not Employees of PLC, and (b) 41,011 shares issuable with respect to stock equivalents pursuant to PLCs Deferred Compensation Plan for Officers.

(3)  Based on exercise prices of outstanding SARs.

(4)  Represents shares of common stock available for future issuance under the LTIP and PLC's Stock Plan for Non-Employee Directors.

(5)  The plans listed in Note (2) do not currently have limits on the number of shares of common stock issuable under such plans. The total number of shares of common stock that may be issuable under such plans will depend upon, among other factors, the deferral elections made by the plans' participants.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  EMPLOYEE BENEFIT PLANS

Defined Benefit Pension Plan and Unfunded Excess Benefit Plan

PLC sponsors a defined benefit pension plan covering substantially all of its employees, including those of the Company. Benefits are based on years of service and the employee's compensation.

Effective January 1, 2008, PLC made the following changes to its defined benefit pension plan. These changes have been reflected in the computations within this note.

•  Employees hired after December 31, 2007, will receive benefits under a cash balance plan.

•  Employees active on December 31, 2007, with age plus vesting service less than 55 years will receive a final pay-based pension benefit for service through December 31, 2007, plus a cash balance benefit for service after December 31, 2007.

•  Employees active on December 31, 2007, with age plus vesting service equaling or exceeding 55 years, will receive a final pay-based pension benefit for service both before and after December 31, 2007, with a modest reduction in the formula for benefits earned after December 31, 2007.

•  All participants terminating employment on or after December of 2007 may elect to receive a lump sum benefit.

PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements of the Employee Retirement Income Security Act ("ERISA") plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future.

Under the Pension Protection Act of 2006 ("PPA"), a plan could be subject to certain benefit restrictions if the plan's adjusted funding target attainment percentage ("AFTAP") drops below 80%. Therefore, PLC may make additional contributions in future periods to maintain an AFTAP of at least 80%. In general, the AFTAP is a measure of how well the plan is funded and is obtained by dividing the plan's assets by the plan's funding liabilities. AFTAP is based on participant data, plan provisions, plan methods and assumptions, funding credit balances, and plan assets as of the plan valuation date. Some of the assumptions and methods used to determine the plan's AFTAP may be different from the assumptions and methods used to measure the plan's funded status on a GAAP basis.

In July of 2012, the Moving Ahead for Progress in the 21st Century Act ("MAP-21"), which includes pension funding stabilization provisions, was signed into law. These provisions establish an interest rate corridor which is designed to stabilize the segment rates used to determine funding requirements from the effects of interest rate volatility. In August of 2014, the Highway and Transportation Funding Act of 2014 ("HATFA") was signed into law. HAFTA extends the funding relief provided by MAP-21 by delaying the interest rate corridor expansion. The funding stabilization provisions of MAP-21 and HATFA reduced PLC's minimum required defined benefit plan contributions for the 2013 and 2014 plan years. PLC is evaluating the impact these changes will have on funding requirements in future years. Since the funding stabilization provisions of MAP-21 and HATFA do not apply for Pension Benefit Guaranty Corporation ("PBGC") reporting purposes, PLC may also make additional contributions in future periods to avoid certain PBGC reporting triggers.

During the twelve months ended December 31, 2014, PLC contributed $9.0 million to its defined benefit pension plan for the 2013 plan year and $6.5 million to its defined benefit pension plan for the 2014

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  EMPLOYEE BENEFIT PLANS — (Continued)

plan year. In addition, during January of 2015, PLC made a $2.2 million contribution to the defined benefit pension plan for the 2014 plan year. PLC has not yet determined what amount it will fund for the remainder of 2015, but estimates that the amount will be between $1 million and $10 million.

PLC also sponsors an unfunded excess benefit plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed on qualified plans by federal tax law.

PLC uses a December 31 measurement date for all of its plans. The following table presents the benefit obligation, fair value of plan assets, and the funded status of PLC's defined benefit pension plan and unfunded excess benefit plan as of December 31. This table also includes the amounts not yet recognized as components of net periodic pension costs as of December 31:

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2014	2013	2014	2013
	(Dollars In Thousands)
Accumulated benefit obligation, end of year	$249,453	$207,999	$47,368	$36,306
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$219,152	$223,319	$39,679	$42,971
Service cost	9,411	9,345	954	1,037
Interest cost	10,493	8,985	1,696	1,387
Amendments	—	—	—	—
Actuarial (gain) loss	38,110	(8,172)	9,153	(1,505)
Benefits paid	(9,835)	(14,325)	(1,907)	(4,211)
Projected benefit obligation at end of year	267,331	219,152	49,575	39,679
Change in plan assets:
Fair value of plan assets at beginning of year	180,173	152,187	—	—
Actual return on plan assets	17,921	33,368	—	—
Employer contributions(1)	15,513	8,943	1,907	4,211
Benefits paid	(9,835)	(14,325)	(1,907)	(4,211)
Fair value of plan assets at end of year	203,772	180,173	—	—
After reflecting FASB guidance:
Funded status	(63,559)	(38,979)	(49,575)	(39,679)
Amounts recognized in the balance sheet:
Other liabilities	(63,559)	(38,979)	(49,575)	(39,679)
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss/(gain)	80,430	54,897	20,983	13,346
Prior service cost/(credit)	(1,033)	(1,425)	24	36
Total	$79,397	$53,472	$21,007	$13,382

(1)  Employer contributions disclosed are based on PLC's fiscal filing year

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  EMPLOYEE BENEFIT PLANS — (Continued)

Weighted-average assumptions used to determine benefit obligations as of December 31 are as follows:

	Defined Benefit Pension Plan		Unfunded Excess Benefit Plan
	2014	2013	2014	2013
Discount rate	3.95%	4.86%	3.65%	4.30%
Rate of compensation increase	4.75 3.75% for age 40 and above% prior to age 40	3.0	4.75 3.75% for age 40 and above% prior to age 40	4.0
Expected long-term return on plan assets	7.5	7.5	N/A	N/A

Weighted-average assumptions used to determine the net periodic benefit cost for the year ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefit Plan
	2014	2013	2012	2014	2013	2012
Discount rate	4.86%	4.07%	4.62%	4.30%	3.37%	4.07%
Rates of compensation increase	3.0	3.0	2.5 - 3.0	4.0	4.0	3.5 - 4.0
Expected long-term return on plan assets	7.5	7.5	7.75	N/A	N/A	N/A

The assumed discount rates used to determine the benefit obligations were based on an analysis of future benefits expected to be paid under the plans. The assumed discount rate reflects the interest rate at which an amount that is invested in a portfolio of high-quality debt instruments on the measurement date would provide the future cash flows necessary to pay benefits when they come due.

To determine an appropriate long-term rate of return assumption, PLC obtained 25 year annualized returns for each of the represented asset classes. In addition, PLC received evaluations of market performance based on PLC's asset allocation as provided by external consultants. A combination of these statistical analytics provided results that PLC utilized to determine an appropriate long-term rate of return assumption.

Components of the net periodic benefit cost for the year ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefit Plan
	2014	2013	2012	2014	2013	2012
	(Dollars In Thousands)
Service cost — benefits earned during the period	$9,411	$9,345	$9,145	$954	$1,037	$867
Interest cost on projected benefit obligation	10,493	8,985	8,977	1,696	1,387	1,473
Expected return on plan assets	(12,166)	(11,013)	(10,916)	—	—	—
Amortization of prior service cost/(credit)	(392)	(392)	(392)	12	12	12
Amortization of actuarial losses(1)	6,821	9,631	7,749	1,516	1,792	1,300
Preliminary net periodic benefit cost	14,167	16,556	14,563	4,178	4,228	3,652
Settlement/curtailment expense(2)	—	—	—	—	928	—
Total net periodic benefit cost	$14,167	$16,556	$14,563	$4,178	$5,156	$3,652

(1)  2014 average remaining service period used is 8.10 years and 7.51 years for the defined benefit pension plan and unfunded excess benefit plan, respectively.

(2)  The unfunded excess pension plan triggered settlement accounting for the year ended December 31, 2013 since the total lump sum payments exceeded the settlement threshold of service cost plus interest cost.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  EMPLOYEE BENEFIT PLANS — (Continued)

The estimated net actuarial loss/(gain), prior service cost/(credit), and transition obligation/(asset) for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2015 is as follows:

	Defined Benefit Pension Plan	Unfunded Excess Benefit Plan
	(Dollars In Thousands)
Net actuarial loss/(gain)	$7,603	$1,901
Prior service cost/(credit)	(392)	12
Transition obligation/(asset)	—	—

The amortization of any prior service cost is determined using a straight-line amortization of the cost over the average remaining service period of employees expected to receive benefits under the Plan.

Allocation of plan assets of the defined benefit pension plan by category as of December 31 are as follows:

Asset Category	Target Allocation for 2015	2014	2013
Cash and cash equivalents	2%	4%	2%
Equity securities	60	62	64
Fixed income	38	34	34
Total	100%	100%	100%

PLC's target asset allocation is designed to provide an acceptable level of risk and balance between equity assets and fixed income assets. The weighting towards equity securities is designed to help provide for an increased level of asset growth potential and liquidity.

Prior to July 1999, upon an employee's retirement, a distribution from pension plan assets was used to purchase a single premium annuity from the Company in the retiree's name. Therefore, amounts shown above as plan assets exclude assets relating to such retirees. Since July 1999, retiree obligations have been fulfilled from pension plan assets. The defined benefit pension plan has a target asset allocation of 60% domestic equities, 38% fixed income, and 2% cash. When calculating asset allocation, PLC includes reserves for pre- July 1999 retirees.

PLC's investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits earned by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges (shown above) by major asset categories. The objectives of the target allocations are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans' actuarial assumptions, and achieve asset returns that are competitive with like institutions employing similar investment strategies.

The plan's equity assets are in a Russell 3000 index fund that invests in a domestic equity index collective trust managed by Northern Trust Corporation and in a Spartan 500 index fund managed by Fidelity. The plan's cash is invested in a collective trust managed by Northern Trust Corporation. The plan's fixed income assets are invested in a group deposit administration annuity contract with the Company.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  EMPLOYEE BENEFIT PLANS — (Continued)

Plan assets of the defined benefit pension plan by category as of December 31, are as follows:

	As of December 31,
Asset Category	2014	2013
	(Dollars In Thousands)
Cash and cash equivalents	$7,968	$3,052
Equity securities:
Collective Russell 3000 equity index fund	79,660	74,753
Fidelity Spartan 500 index fund	51,848	45,632
Fixed income	64,296	56,736
Total investments	203,772	180,173
Employer contribution receivable	2,165	2,314
Total	$205,937	$182,487

The valuation methodologies used to determine the fair values reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value. The Plan's group deposit administration annuity contract with the Company is recorded at contract value, which, by utilizing a long-term view, PLC believes approximates fair value. Contract value represents contributions made under the contract, plus interest at the contract rate, less funds used to purchase annuities. Units in collective short-term and collective investment funds are valued at the unit value, which approximates fair value, as reported by the trustee of the collective short-term and collective investment funds on each valuation date. These methods of valuation may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while PLC believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$7,968	$—	$—	$7,968
Collective investment funds:
Equity index funds	51,848	79,660	—	131,508
Group deposit administration annuity contract	—	—	64,296	64,296
Total investments	$59,816	$79,660	$64,296	$203,772

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  EMPLOYEE BENEFIT PLANS — (Continued)

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$3,052	$—	$—	$3,052
Collective investment funds:
Equity index funds	45,632	74,753	—	120,385
Group deposit administration annuity contract	—	—	56,736	56,736
Total investments	$48,684	$74,753	$56,736	$180,173

For the year ended December 31, 2014, $4.5 million was transferred into Level 3 from Level 2. For the year ended December 31, 2013, $4.0 million was transferred into Level 3 from Level 2. These transfers were made to maintain an acceptable asset allocation as set by PLC's investment policy.

For the year ended December 31, 2014 and 2013, there were no transfers between Level 1 and Level 2.

The following table summarizes the Plan investments measured at fair value based on NAV per share as of December 31, 2014 and 2013, respectively:

Name	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
	(Dollars In Thousands)
As of December 31, 2014:
Collective short-term investment fund	$7,968	Not Applicable	Daily	1 day
Collective Russell 3000 index fund(1)	79,660	Not Applicable	Daily	1 day
Fidelity Spartan 500 index fund	51,848	Not Applicable	Daily	1 day
As of December 31, 2013:
Collective short-term investment fund	$3,052	Not Applicable	Daily	1 day
Collective Russell 3000 index fund(1)	74,753	Not Applicable	Daily	1 day
Fidelity Spartan 500 index fund	45,632	Not Applicable	Daily	1 day

(1)  Non-lending collective trust that does not publish a daily NAV but tracks the Russell 3000 index and provides a daily NAV to the Plan.

A reconciliation of the beginning and ending balances for the fair value measurements for which significant unobservable inputs (Level 3) have been used is as follows:

	As of December 31,
	2014	2013
	(Dollars In Thousands)
Balance, beginning of year	$56,736	$50,032
Interest income	3,060	2,704
Transfers from collective short-term investments fund	4,500	4,000
Transfers to collective short-term investments fund	—	—
Balance, end of year	$64,296	$56,736

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  EMPLOYEE BENEFIT PLANS — (Continued)

The following table represents the Plan's Level 3 financial instrument, the valuation technique used, and the significant unobservable input and the ranges of values for that input as of December 31, 2014:

Instrument	Fair Value	Principal Valuation Technique	Significant Unobservable Inputs	Range of Significant Input Values
	(Dollars In Thousands)
Group deposit administration annuity contract	$64,296	Contract Value	Contract Rate	5.28	% - 5.47%

Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect the amounts reported.

Estimated future benefit payments under the defined benefit pension plan are as follows:

Years	Defined Benefit Pension Plan	Unfunded Excess Benefit Plan
	(Dollars In Thousands)
2015	$15,055	$4,016
2016	15,243	4,036
2017	16,957	5,610
2018	16,515	4,005
2019	19,014	4,303
2020-2024	97,137	17,800

Other Postretirement Benefits

In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. This postretirement benefit is provided by an unfunded plan. As of December 31, 2014 and 2013, the accumulated postretirement benefit obligation associated with these benefits was $0.2 million and $0.4 million, respectively.

The change in the benefit obligation for the retiree medical plan is as follows:

	As of December 31,
	2014	2013
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$447	$788
Service cost	2	4
Interest cost	4	5
Actuarial (gain)/loss	30	29
Plan participant contributions	254	289
Benefits paid	(490)	(668)
Benefit obligation, end of year	$247	$447

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  EMPLOYEE BENEFIT PLANS — (Continued)

For the retiree medical plan, PLC's discount rate assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2014, is 1.27% and 1.26%, respectively.

For a closed group of retirees over age 65, PLC provides a prescription drug benefit. As of December 31, 2014 and 2013, PLC's liability related to this benefit was less than $0.1 million. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

PLC also offers life insurance benefits for retirees from $10,000 up to a maximum of $75,000 which are provided through the payment of premiums under a group life insurance policy. This plan is partially funded at a maximum of $50,000 face amount of insurance. The accumulated postretirement benefit obligation associated with these benefits is as follows:

	As of December 31,
	2014	2013
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$8,653	$10,070
Service cost	97	144
Interest cost	416	405
Actuarial (gain)/loss	694	(1,620)
Benefits paid	(572)	(346)
Benefit obligation, end of year	$9,288	$8,653

For the postretirement life insurance plan, PLC's discount rate assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2014, is 4.21% and 5.05%, respectively.

PLC's expected long-term rate of return assumption used to determine benefit obligation and the net periodic benefit cost as of December 31, 2014, is 3.14% and 3.13%, respectively. To determine an appropriate long-term rate of return assumption, PLC utilized 20 year average and annualized return results on the Barclay's short treasury index.

Investments of PLC's group life insurance plan are held by Wells Fargo Bank, N.A. Plan assets held by the Custodian are invested in a money market fund.

The fair value of each major category of plan assets for PLC's postretirement life insurance plan is as follows:

	For The Year Ended December 31,
Category of Investment	2014	2013	2012
	(Dollars In Thousands)
Money Market Fund	$5,925	$6,156	$6,174

Investments are stated at fair value and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The money market funds are valued based on historical cost, which represents fair value, at year end. This method of valuation may produce a fair value calculation that may not be reflective of future fair values. Furthermore, while PLC believes its valuation method is appropriate and consistent with other market participants, the use of

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  EMPLOYEE BENEFIT PLANS — (Continued)

different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$5,925	$—	$—	$5,925

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Fund	$6,156	$—	$—	$6,156

For the year ended December 31, 2014 and 2013, there were no transfers between levels.

Investments are exposed to various risks, such as interest rate and credit risks. Due to the level of risk associated with investments and the level of uncertainty related to credit risks, it is at least reasonably possible that changes in risk in the near term could materially affect the amounts reported.

401(k) Plan

PLC sponsors a 401(k) Plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code or as after-tax "Roth" contributions. Employees may contribute up to 25% of their eligible annual compensation to the 401(k) Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service ($17,500 for 2014). The Plan also provides a "catch-up" contribution provision which permits eligible participants (age 50 or over at the end of the calendar year), to make additional contributions that exceed the regular annual contribution limits up to a limit periodically set by the Internal Revenue Service ($5,500 for 2014). PLC matches the sum of all employee contributions dollar for dollar up to a maximum of 4% of an employee's pay per year per person. All matching contributions vest immediately.

Prior to 2009, employee contributions to PLC's 401(k) Plan were matched through use of an ESOP established by PLC. Beginning in 2009, PLC adopted a cash match for employee contributions to the 401(k) plan. For the year ended December 31, 2014 and 2013, PLC recorded an expense of $6.3 million and $6.0 million, respectively.

Effective as of January 1, 2005, PLC adopted a supplemental matching contribution program, which is a nonqualified plan that provides supplemental matching contributions in excess of the limits imposed on qualified defined contribution plans by federal tax law. The first allocations under this program were made in early 2006, with respect to the 2005 plan year. The expense recorded by PLC for this employee benefit was $0.4 million, $0.5 million, and $0.4 million, respectively, in 2014, 2013, and 2012.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  EMPLOYEE BENEFIT PLANS — (Continued)

Deferred Compensation Plan

PLC has established deferred compensation plans for directors, officers, and others. Compensation deferred is credited to the participants in cash, mutual funds, common stock equivalents, or a combination thereof. PLC may, from time to time, reissue treasury shares or buy in the open market shares of common stock to fulfill its obligation under the plans. As of December 31, 2014, the plans had 1,109,595 common stock equivalents credited to participants. PLC's obligations related to its deferred compensation plans are reported in other liabilities, unless they are to be settled in shares of its common stock, in which case they are reported as a component of shareowners' equity. On February 1, 2015, PLC became a wholly subsidiary of Dai-ichi Life and PLC's stock ceased to be publicly traded. Thus, any common stock equivalents within the plans converted into rights to receive the merger consideration of $70.00 per common stock equivalent.

17.  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in the accumulated balances for each component of accumulated other comprehensive income (loss) ("AOCI") as of December 31, 2014 and 2013.

Changes in Accumulated Other Comprehensive Income (Loss) by Component

	Unrealized Gains and Losses on Investments(2)	Accumulated Gain and Loss Derivatives	Total Accumulated Other Comprehensive Income (Loss)
	(Dollars In Thousands, Net of Tax)
Beginning Balance, December 31, 2013	$540,201	$(1,235)	$538,966
Other comprehensive income (loss) before reclassifications	983,985	(2)	983,983
Other comprehensive income (loss) relating to other- than-temporary impaired investments for which a portion has been recognized in earnings	3,498	—	3,498
Amounts reclassified from accumulated other comprehensive income (loss)(1)	(44,391)	1,155	(43,236)
Net current-period other comprehensive income (loss)	943,092	1,153	944,245
Ending Balance, December 31, 2014	$1,483,293	$(82)	$1,483,211

(1)  See Reclassification table below for details.

(2)  These balances were offset by the impact of DAC and VOBA by $198.1 million and $397.5 million as of December 31, 2013 and 2014, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) — (Continued)

Changes in Accumulated Other Comprehensive Income (Loss) by Component

	Unrealized Gains and Losses on Investments(2)	Accumulated Gain and Loss Derivatives	Total Accumulated Other Comprehensive Income (Loss)
	(Dollars In Thousands, Net of Tax)
Beginning Balance, December 31, 2012	$1,814,620	$(3,496)	$1,811,124
Other comprehensive income (loss) before reclassifications	(1,250,416)	734	(1,249,682)
Other comprehensive income (loss) relating to other- than-temporary impaired investments for which a portion has been recognized in earnings	4,591	—	4,591
Amounts reclassified from accumulated other comprehensive income (loss)(1)	(28,594)	1,527	(27,067)
Net current-period other comprehensive income (loss)	(1,274,419)	2,261	(1,272,158)
Ending Balance, December 31, 2013	$540,201	$(1,235)	$538,966

(1)  See Reclassification table below for details.

(2)  These balances were offset by the impact of DAC and VOBA by $204.9 million and $198.1 million as of December 31, 2012 and 2013, respectively.

The following table summarizes the reclassifications amounts out of AOCI for the year ended December 31, 2014 and 2013.

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)	Affected Line Item in the Consolidated Statements of Income
(Dollars In Thousands)
For The Year Ended December 31, 2014
Gains and losses on derivative instruments
Benefits and settlement expenses, net of
Net settlement (expense)/benefit(1)	$(1,777)	reinsurance ceded
	(1,777)	Total before tax
	622	Tax (expense) or benefit
	$(1,155)	Net of tax
Unrealized gains and losses on available-for-sale securities
Realized investment gains (losses):
Net investment gains/losses	$75,569	All other investments
Impairments recognized in earnings	(7,275)	Net impairment losses recognized in earnings
	68,294	Total before tax
	(23,903)	Tax (expense) or benefit
	$44,391	Net of tax

(1)  See Note 23, Derivative Financial Instruments for additional information.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) — (Continued)

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)	Affected Line Item in the Consolidated Statements of Income
(Dollars In Thousands)
For The Year Ended December 31, 2013
Gains and losses on derivative instruments
Benefits and settlement expenses, net of
Net settlement (expense)/benefit(1)	$(2,349)	reinsurance ceded
	(2,349)	Total before tax
	822	Tax (expense) or benefit
	$(1,527)	Net of tax
Unrealized gains and losses on available-for-sale securities
Net investment gains/losses	$66,437	Realized investment gains (losses): All other investments
Impairments recognized in earnings	(22,447)	Net impairment losses recognized in earnings
	43,990	Total before tax
	(15,396)	Tax (expense) or benefit
	$28,594	Net of tax

(1)  See Note 23, Derivative Financial Instruments for additional information.

18.  INCOME TAXES

The Company's effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	For The Year Ended December 31,
	2014	2013	2012
Statutory federal income tax rate applied to pre-tax income	35.0%	35.0%	35.0%
State income taxes	0.5	0.4	0.4
Investment income not subject to tax	(2.7)	(4.4)	(3.1)
Uncertain tax positions	0.5	0.1	0.2
Other	0.1	(0.1)	0.4
	33.4%	31.0%	32.9%

The annual provision for federal income tax in these financial statements differs from the annual amounts of income tax expense reported in the respective income tax returns. Certain significant revenues and expenses are appropriately reported in different years with respect to the financial statements and the tax returns.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18.  INCOME TAXES — (Continued)

The components of the Company's income tax are as follows:

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Current income tax expense:
Federal	$176,238	$(18,076)	$78,510
State	5,525	(222)	2,496
Total current	$181,763	$(18,298)	$81,006
Deferred income tax expense:
Federal	$65,566	$149,288	$66,375
State	(491)	(93)	3,662
Total deferred	$65,075	$149,195	$70,037

The components of the Company's net deferred income tax liability are as follows:

	As of December 31,
	2014	2013
	(Dollars In Thousands)
Deferred income tax assets:
Premium receivables and policy liabilities	$154,720	$275,355
Loss and credit carryforwards	35,642	104,530
Deferred compensation	104,117	104,062
Invested assets (other than unrealized gains)	2,960	—
Valuation allowance	(791)	(780)
	296,648	483,167
Deferred income tax liabilities:
Deferred policy acquisition costs and value of business acquired	1,073,499	1,034,614
Invested assets (other than unrealized gains)	—	147,446
Net unrealized gains (losses) on investments	798,529	290,062
Other	36,484	52,465
	1,908,512	1,524,587
Net deferred income tax liability	$(1,611,864)	$(1,041,420)

The Company's income tax returns, except for MONY which files separately, are included in PLC's consolidated U.S. income tax return.

The deferred tax assets reported above include certain deferred tax assets related to nonqualified deferred compensation and other employee benefit liabilities. These liabilities were assumed by AXA; they were not acquired by the Company in connection with the acquisition of MONY discussed in Note 3, Significant Acquisitions. The future tax deductions stemming from these liabilities will be claimed by the Company on MONY's tax returns in its post-acquisition periods. These deferred tax assets have been estimated as of the MONY Acquisition date (and through the December 31, 2014

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18.  INCOME TAXES — (Continued)

reporting date) based on all available information. However, it is possible that these estimates may be adjusted in future reporting periods based on actuarial changes to the projected future payments associated with these liabilities. Any such adjustments will be recognized by the Company as an adjustment to income tax expense during the period in which they are realized.

In management's judgment, the gross deferred income tax asset as of December 31, 2014, will more likely than not be fully realized. The Company has recognized a valuation allowance of $1.2 million and $1.2 million as of December 31, 2014 and 2013, respectively, related to state-based loss carryforwards that it has determined are more likely than not to expire unutilized. Since there was no change in the valuation allowance, there were no impact to state income tax expense in 2014.

As of December 31, 2014 and 2013, some of the Company's fixed maturities were reported at an unrealized loss. If the Company were to realize a tax-basis net capital loss for a year, then such loss could not be deducted against that year's other taxable income. However, such a loss could be carried back and forward against prior year or future year tax-basis net capital gains. Therefore, the Company has relied upon a prudent and feasible tax-planning strategy regarding its fixed maturities that were reported at an unrealized loss. The Company has the ability and the intent to either hold such fixed maturities to maturity, thereby avoiding a realized loss, or to generate an offsetting realized gain from unrealized gain fixed maturities if such unrealized loss fixed maturities are sold at a loss prior to maturity. As of December 31, 2014, the Company recorded a net unrealized gain on its fixed maturities.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	As of December 31,
	2014	2013	2012
	(Dollars In Thousands)
Balance, beginning of period	$85,846	$74,335	$4,318
Additions for tax positions of the current year	57,392	7,464	9,465
Additions for tax positions of prior years	34,371	6,787	64,050
Reductions of tax positions of prior years:
Changes in judgment	(9,533)	(2,740)	(3,498)
Settlements during the period	—	—	—
Lapses of applicable statute of limitations	—	—	—
Balance, end of period	$168,076	$85,846	$74,335

Included in the balance above, as of December 31, 2014 and 2013, are approximately $157.3 million and $78.5 million of unrecognized tax benefits, respectively, for which the ultimate deductibility is certain but for which there is uncertainty about the timing of such deductions. Other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective income tax rate but would accelerate to an earlier period the payment of cash to the taxing authority. The total amount of unrecognized tax benefits, if recognized, that would affect the effective income tax rate is approximately $10.7 million and $7.4 million as of December 31, 2014 and as of December 31, 2013, respectively.

Any accrued interest related to the unrecognized tax benefits have been included in income tax expense. There were no amounts included in 2014, 2013 or 2012, as the parent company maintains responsibility for the interest on unrecognized tax benefits. The Company has no accrued interest

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18.  INCOME TAXES — (Continued)

associated with unrecognized tax benefits as of December 31, 2014 and 2013 (before taking into consideration the related income tax benefit that is associated with such an expense).

During 2012, an IRS audit concluded in which the IRS proposed favorable and unfavorable adjustments to the Company's 2003 through 2007 reported taxable incomes. The Company protested certain unfavorable adjustments and sought resolution at the IRS' Appeals Division. In January 2014, the Appeals Division completed its analysis and sent the Company's case to Congress' Joint Committee on Taxation for routine review. Although it cannot be certain, the Company believes this review process may conclude within the next 12 months. In addition, an examination of tax years 2008 through 2011 is currently underway. The Company believes that this examination may conclude within the next 12 months. It is possible, therefore, that in the next 12 months approximately $98.4 million of the unrecognized tax benefits on the above chart will be reduced due to the expected closure of the aforementioned Appeals process, the closing of the 2008 through 2011 examination, and the lapsing of various tax years' statutes of limitations. In general, these reductions would represent the Company's possible successful negotiation of certain issues, coupled with its payment of the assessed taxes on other issues. This possible scenario includes an assumption that the Company would pay the IRS-asserted deficiencies on issues that it loses at Appeals rather than litigating such issues. These assumed tax payments would not materially impact the Company or its effective tax rate.

During the 12 months ended December 31, 2014 and 2013, discussions with the IRS, related to their ongoing examination of tax years 2008 through 2011 prompted the Company overall to revise upward its measurement of unrecognized tax benefits. These changes underlying this overall increase were almost entirely related to timing issues. Therefore, aside from the cost of interest, such changes did not result in any impact on the Company's effective tax rate. In addition, during the 12 months ended December 31, 2013, the Company's uncertain tax position liability decreased in the amount of $2.7 million. This was caused by the interaction of certain limitations regarding the dividends-received deduction and changes to taxable income caused by other uncertain tax positions resulting from new technical guidance, etc. This led the Company to conclude that the full amount of the associated tax benefit was more than 50% likely to be realized.

In general, the Company is no longer subject to U.S. federal, state and local income tax examinations by taxing authorities for tax years that began before 2003.

19.  SUPPLEMENTAL CASH FLOW INFORMATION

The following table sets forth supplemental cash flow information:

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Cash paid / (received) during the year:
Interest expense	$117,776	$110,301	$92,175
Income taxes	159,724	(54,370)	77,665

20.  RELATED PARTY TRANSACTIONS

The Company leases furnished office space and computers to affiliates. Lease revenues were $4.9 million, $4.9 million, and $4.7 million for the years ended December 31, 2014, 2013, and 2012,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  RELATED PARTY TRANSACTIONS — (Continued)

respectively. The Company purchases data processing, legal, investment, and management services from affiliates. The costs of such services were $206.3 million, $170.9 million, and $154.7 million for the years ended December 31, 2014, 2013, and 2012, respectively. In addition, the Company has an intercompany payable with affiliates as of December 31, 2014 and 2013 of $19.5 million and $27.6 million, respectively. There was no intercompany receivable with affiliates balance as of December 31, 2014 or December 31, 2013.

Certain corporations with which PLC's directors were affiliated paid us premiums and policy fees or other amounts for various types of insurance and investment products, interest on bonds we own and commissions on securities underwritings in which our affiliates participated. Such amounts totaled $33.4 million, $40.0 million, and $59.1 million in 2014, 2013, and 2012, respectively. The Company and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $16.5 million, $16.4 million, and $13.0 million in 2014, 2013, and 2012, respectively.

Prior to the Merger, PLC and the Company had no related party transactions with Dai-ichi Life.

PLC has guaranteed the Company's obligations for borrowings or letters of credit under the revolving line of credit arrangement to which PLC is also a party. PLC has also issued guarantees, entered into support agreements and/or assumed a duty to indemnify its indirect wholly owned captive insurance companies in certain respects. In addition, as of December 31, 2014, PLC is the sole holder of the $800 million balance of outstanding surplus notes issued by one such wholly owned captive insurance company, Golden Gate.

As of February 1, 2000, PLC guaranteed the obligations of the Company under a synthetic lease entered into by the Company, as lessee, with a non-affiliated third party, as lessor. Under the terms of the synthetic lease, financing of $75 million was available to the Company for construction of a new office building and parking deck. The synthetic lease was amended and restated as of January 11, 2007, and again on December 19, 2013, wherein as of December 31, 2014, PLC continues to guarantee the obligations of the Company thereunder.

The Company has agreements with certain of its subsidiaries under which it provides administrative services for a fee. These services include but are not limited to accounting, financial reporting, compliance, policy administration, reserve computations, and projections. In addition, the Company and its subsidiaries pay PLC for investment, legal and data processing services.

The Company and/or certain of its affiliates have reinsurance agreements in place with companies owned by PLC. These agreements relate to certain portions of our service contract business which is included within the Asset Protection segment. These transactions are eliminated at the PLC consolidated level.

The Company has reinsured GMWB and GMDB riders related to our variable annuity contracts to Shades Creek, a wholly owned insurance subsidiary of PLC. Also during 2012, PLC entered into an intercompany capital support agreement with Shades Creek which provides through a guarantee that PLC will contribute assets or purchase surplus notes (or cause an affiliate or third party to contribute assets or purchase surplus notes) in amounts necessary for Shades Creek's regulatory capital levels to equal or exceed minimum thresholds as defined by the agreement. Under this support agreement, the Company issued a $55 million Letter of Credit on December 31, 2014. No borrowings under this agreement were outstanding as of December 31, 2014. As of December 31, 2014, Shades Creek

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  RELATED PARTY TRANSACTIONS — (Continued)

maintained capital levels in excess of the required minimum thresholds. The maximum potential future payment amount which could be required under the capital support agreement will be dependent on numerous factors, including the performance of equity markets, the level of interest rates, performance of associated hedges, and related policyholder behavior.

As of December 31, 2012, Shades Creek was a direct wholly owned insurance subsidiary of the Company. On April 1, 2013, the Company paid to its parent, PLC, a dividend that consisted of all outstanding stock of Shades Creek. The Company will continue to reinsure guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum death benefits ("GMDB") riders to Shades Creek, which include a funds withheld account that is considered a derivative. For more information related to the derivative, refer to Note 22, Fair Value of Financial Instruments and Note 23, Derivative Financial Instruments. For cash flow purposes, portions of the dividend were treated as non-cash transactions.

The following balances from Shades Creek's balance sheet as of March 31, 2013 with the exception of cash, were excluded from the Company's cash flow statement for the year ended December 31, 2013:

As of March 31, 2013
(Dollars In Thousands)
Assets
Other long-term investments	$34,093
Short-term investments	745
Total investments	34,838
Cash	44,963
Accounts and premiums receivable	16,036
Deferred policy acquisition cost	123,847
Other assets	48,953
Total assets	$268,637
Liabilities
Future policy benefits and claims	$1,626
Other liabilities	178,321
Deferred income taxes	2,459
Total liabilities	182,406
Total equity	86,231
Total liabilities and equity	$268,637

21.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

The Company's insurance subsidiaries prepare statutory financial statements for regulatory purposes in accordance with accounting practices prescribed by the NAIC and the applicable state insurance department laws and regulations. These financial statements vary materially from GAAP. Statutory accounting practices include publications of the NAIC, state laws, regulations, general administrative rules as well as certain permitted accounting practices granted by the respective state insurance department. Generally, the most significant differences are that statutory financial statements do not reflect 1) deferred acquisition costs, 2) benefit liabilities that are calculated using Company estimates of expected mortality, interest, and withdrawals, 3) deferred income taxes that are not subject to

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS — (Continued)

statutory limits, 4) recognition of realized gains and losses on the sale of securities in the period they are sold, and 5) fixed maturities recorded at fair values, but instead at amortized cost.

Statutory net income for the Company was $554.2 million, $165.5 million, and $376.3 million for the year ended December 31, 2014, 2013 and 2012, respectively. Statutory capital and surplus for the Company was $3.5 billion and $2.9 billion as of December 31, 2014 and 2013, respectively.

The Company's insurance subsidiaries are subject to various state statutory and regulatory restrictions on the insurance subsidiaries' ability to pay dividends to Protective Life Corporation. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to the Company from our insurance subsidiaries in 2015 is approximately $138.4 million. Additionally, as of December 31, 2014, approximately $730.1 million of consolidated shareowner's equity, excluding net unrealized gains on investments, represented restricted net assets of the Company's insurance subsidiaries needed to maintain the minimum capital required by the insurance subsidiaries' respective state insurance departments.

State insurance regulators and the National Association of Insurance Commissioners ("NAIC") have adopted risk-based capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.

A company's risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company's statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2014, the Company's total adjusted capital and company action level RBC was $3.9 billion and $687.8 million, respectively, providing an RBC ratio of approximately 562%.

Additionally, the Company has certain assets that are on deposit with state regulatory authorities and restricted from use. As of December 31, 2014, the Company's insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a fair value of approximately $45.3 million.

The states of domicile of the Company's insurance subsidiaries have adopted prescribed accounting practices that differ from the required accounting outlined in NAIC Statutory Accounting Principles ("SAP"). The insurance subsidiaries also have certain accounting practices permitted by the states of domicile that differ from those found in NAIC SAP.

Certain prescribed and permitted practices impact the statutory surplus of the Company. These practices include the non-admission of goodwill as an asset for statutory reporting and the reporting of Bank Owned Life Insurance ("BOLI") separate account amounts at book value rather than at fair value.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS — (Continued)

The favorable (unfavorable) effects of the Company's statutory surplus, compared to NAIC statutory surplus, from the use of these prescribed and permitted practices were as follows:

	As of December 31,
	2014	2013
	(Dollars In Millions)
Non-admission of goodwill	$(310)	$(311)
Total (net)	$(310)	$(311)

The Company also has certain prescribed and permitted practices which are applied at the subsidiary level and do not have a direct impact on the statutory surplus of the Company. These practices include permission to follow the actuarial guidelines of the domiciliary state of the ceding insurer for certain captive reinsurers, accounting for the face amount of all issued and outstanding letters of credit, and a note issued by an affiliate as an asset in the statutory financial statements of certain wholly owned subsidiaries that are considered "Special Purpose Financial Captives", and a reserve difference related to a captive insurance company.

The favorable (unfavorable) effects on the statutory surplus of the Company's insurance subsidiaries, compared to NAIC statutory surplus, from the use of these prescribed and permitted practices were as follows:

	As of December 31,
	2014	2013
	(Dollars In Millions)
Accounting for Letters of Credit as admitted assets	$1,735	$1,415
Accounting for Red Mountain Note as admitted asset	$435	$365
Reserving based on state specific actuarial practices	$112	$105
Reserving difference related to a captive insurance company	$(87)	$(22)

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company has adopted the provisions from the FASB guidance that is referenced in the Fair Value Measurements and Disclosures Topic for non-financial assets and liabilities (such as property and equipment, goodwill, and other intangible assets) that are required to be measured at fair value on a periodic basis. The effect on the Company's periodic fair value measurements for non-financial assets and liabilities was not material.

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Financial assets and liabilities recorded at fair value on the consolidated balance sheets are categorized as follows:

•  Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•  Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets

b)  Quoted prices for identical or similar assets or liabilities in non-active markets

c)  Inputs other than quoted market prices that are observable

d)  Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•  Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale Residential mortgage-backed securities	$—	$1,418,255	$3	$1,418,258
Commercial mortgage-backed securities	—	1,177,252	—	1,177,252
Other asset-backed securities	—	275,415	563,961	839,376
U.S. government-related securities	1,165,188	263,707	—	1,428,895
State, municipalities, and political subdivisions	—	1,684,014	3,675	1,687,689
Other government-related securities	—	20,172	—	20,172
Corporate bonds	132	26,039,963	1,325,683	27,365,778
Total fixed maturity securities — available-for-sale	1,165,320	30,878,778	1,893,322	33,937,420

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Fixed maturity securities — trading Residential mortgage-backed securities	$—	$288,114	$—	$288,114
Commercial mortgage-backed securities	—	151,111	—	151,111
Other asset-backed securities	—	105,118	169,461	274,579
U.S. government-related securities	245,563	4,898	—	250,461
State, municipalities, and political subdivisions	—	325,446	—	325,446
Other government-related securities	—	57,032	—	57,032
Corporate bonds	—	1,447,333	24,744	1,472,077
Total fixed maturity securities — trading	245,563	2,379,052	194,205	2,818,820
Total fixed maturity securities	1,410,883	33,257,830	2,087,527	36,756,240
Equity securities	590,832	99,267	66,691	756,790
Other long-term investments(1)	119,997	106,079	44,625	270,701
Short-term investments	243,436	3,281	—	246,717
Total investments	2,365,148	33,466,457	2,198,843	38,030,448
Cash	268,286	—	—	268,286
Assets related to separate accounts
Variable annuity	13,157,429	—	—	13,157,429
Variable universal life	834,940	—	—	834,940
Total assets measured at fair value on a recurring basis	$16,625,803	$33,466,457	$2,198,843	$52,291,103
Liabilities:
Annuity account balances(2)	$—	$—	$97,825	$97,825
Other liabilities(1)	62,146	61,046	506,343	629,535
Total liabilities measured at fair value on a recurring basis	$62,146	$61,046	$604,168	$727,360

(1)  Includes certain freestanding and embedded derivatives.

(2)  Represents liabilities related to fixed indexed annuities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale Residential mortgage-backed securities	$—	$1,445,040	$28	$1,445,068
Commercial mortgage-backed securities	—	970,656	—	970,656
Other asset-backed securities	—	326,175	545,808	871,983
U.S. government-related securities	1,211,141	296,749	—	1,507,890
State, municipalities, and political subdivisions	—	1,407,154	3,675	1,410,829
Other government-related securities	—	51,427	—	51,427
Corporate bonds	107	24,198,529	1,549,940	25,748,576
Total fixed maturity securities — available-for-sale	1,211,248	28,695,730	2,099,451	32,006,429
Fixed maturity securities — trading Residential mortgage-backed securities	—	310,877	—	310,877
Commercial mortgage-backed securities	—	158,570	—	158,570
Other asset-backed securities	—	93,278	194,977	288,255
U.S. government-related securities	191,332	4,906	—	196,238
State, municipalities, and political subdivisions	—	260,892	—	260,892
Other government-related securities	—	57,097	—	57,097
Corporate bonds	—	1,497,362	29,199	1,526,561
Total fixed maturity securities — trading	191,332	2,382,982	224,176	2,798,490
Total fixed maturity securities	1,402,580	31,078,712	2,323,627	34,804,919
Equity securities	483,482	50,927	67,979	602,388
Other long-term investments(1)	56,469	54,965	98,886	210,320
Short-term investments	131,422	1,603	—	133,025
Total investments	2,073,953	31,186,207	2,490,492	35,750,652
Cash	345,579	—	—	345,579
Other assets	—	—	—	—
Assets related to separate accounts
Variable annuity	12,791,438	—	—	12,791,438
Variable universal life	783,618	—	—	783,618
Total assets measured at fair value on a recurring basis	$15,994,588	$31,186,207	$2,490,492	$49,671,287
Liabilities:
Annuity account balances(2)	$—	$—	$107,000	$107,000
Other liabilities(1)	30,241	191,182	233,738	455,161
Total liabilities measured at fair value on a recurring basis	$30,241	$191,182	$340,738	$562,161

(1)  Includes certain freestanding and embedded derivatives.

(2)  Represents liabilities related to fixed indexed annuities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines certain fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity, and where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments as listed in the above table.

The fair value of fixed maturity, short-term, and equity securities is determined by management after considering one of three primary sources of information: third party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for non-binding prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Third party pricing services price approximately 90% of the Company's available-for-sale and trading fixed maturity securities. Based on the typical trading volumes and the lack of quoted market prices for available-for-sale and trading fixed maturities, third party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations, which are considered to have no significant unobservable inputs. When using non-binding independent broker quotations, the Company obtains one quote per security, typically from the broker from which we purchased the security. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third party pricing service or an independent broker quotation.

The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, assigned by brokers, incorporate the issuer's credit rating, liquidity discounts, weighted-average of contracted cash flows, risk premium, if warranted, due to the issuer's industry, and the security's time to maturity. The Company uses credit ratings provided by nationally recognized rating agencies.

For securities that are priced via non-binding independent broker quotations, the Company assesses whether prices received from independent brokers represent a reasonable estimate of fair value through an analysis using internal and external cash flow models developed based on spreads and, when available, market indices. The Company uses a market-based cash flow analysis to validate the reasonableness of prices received from independent brokers. These analytics, which are updated daily, incorporate various metrics (yield curves, credit spreads, prepayment rates, etc.) to determine the valuation of such holdings. As a result of this analysis, if the Company determines there is a more

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

appropriate fair value based upon the analytics, the price received from the independent broker is adjusted accordingly. The Company did not adjust any quotes or prices received from brokers during the year ended December 31, 2014.

The Company has analyzed the third party pricing services' valuation methodologies and related inputs and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs that is in accordance with the Fair Value Measurements and Disclosures Topic of the ASC. Based on this evaluation and investment class analysis, each price was classified to Level 1, 2, or 3. Most prices provided by third party pricing services are classified into Level 2 because the significant inputs used in pricing the securities are market observable and the observable inputs are corroborated by the Company. Since the matrix pricing of certain debt securities includes significant non-observable inputs, they are classified as Level 3.

Asset-Backed Securities

This category mainly consists of residential mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"). As of December 31, 2014, the Company held $3.4 billion of ABS classified as Level 2. These securities are priced from information provided by a third party pricing service and independent broker quotes. The third party pricing services and brokers mainly value securities using both a market and income approach to valuation. As part of this valuation process they consider the following characteristics of the item being measured to be relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, and 7) credit ratings of the securities.

After reviewing these characteristics of the ABS, the third party pricing service and brokers use certain inputs to determine the value of the security. For ABS classified as Level 2, the valuation would consist of predominantly market observable inputs such as, but not limited to: 1) monthly principal and interest payments on the underlying assets, 2) average life of the security, 3) prepayment speeds, 4) credit spreads, 5) treasury and swap yield curves, and 6) discount margin. The Company reviews the methodologies and valuation techniques (including the ability to observe inputs) in assessing the information received from external pricing services and in consideration of the fair value presentation.

As of December 31, 2014, the Company held $733.4 million of Level 3 ABS, which included $564.0 million of other asset-backed securities classified as available-for-sale and $169.4 million of other asset-backed securities classified as trading. These securities are predominantly ARS whose underlying collateral is at least 97% guaranteed by the FFELP. As a result of the ARS market collapse during 2008, the Company prices its ARS using an income approach valuation model. As part of the valuation process the Company reviews the following characteristics of the ARS in determining the relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, 7) credit ratings of the securities, 8) liquidity premium, and 9) paydown rate.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Corporate Bonds, U.S. Government-Related Securities, States, Municipals, and Political Subdivisions, and Other Government Related Securities

As of December 31, 2014, the Company classified approximately $29.8 billion of corporate bonds, U.S. government-related securities, states, municipals, and political subdivisions, and other government-related securities as Level 2. The fair value of the Level 2 bonds and securities is predominantly priced by broker quotes and a third party pricing service. The Company has reviewed the valuation techniques of the brokers and third party pricing service and has determined that such techniques used Level 2 market observable inputs. The following characteristics of the bonds and securities are considered to be the primary relevant inputs to the valuation: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) seniority, and 4) credit ratings. The Company reviews the methodologies and valuation techniques (including the ability to observe inputs) in assessing the information received from external pricing services and in consideration of the fair value presentation.

The brokers and third party pricing service utilize valuation models that consist of a hybrid income and market approach to valuation. The pricing models utilize the following inputs: 1) principal and interest payments, 2) treasury yield curve, 3) credit spreads from new issue and secondary trading markets, 4) dealer quotes with adjustments for issues with early redemption features, 5) liquidity premiums present on private placements, and 6) discount margins from dealers in the new issue market.

As of December 31, 2014, the Company classified approximately $1.4 billion of bonds and securities as Level 3 valuations. Level 3 bonds and securities primarily represent investments in illiquid bonds for which no price is readily available. To determine a price, the Company uses a discounted cash flow model with both observable and unobservable inputs. These inputs are entered into an industry standard pricing model to determine the final price of the security. These inputs include: 1) principal and interest payments, 2) coupon rate, 3) sector and issuer level spread over treasury, 4) underlying collateral, 5) credit ratings, 6) maturity, 7) embedded options, 8) recent new issuance, 9) comparative bond analysis, and 10) an illiquidity premium.

Equities

As of December 31, 2014, the Company held approximately $166.0 million of equity securities classified as Level 2 and Level 3. Of this total, $66.0 million represents Federal Home Loan Bank ("FHLB") stock. The Company believes that the cost of the FHLB stock approximates fair value. The remainder of these equity securities is primarily investments in preferred stock.

Other Long-Term Investments and Other Liabilities

Other long-term investments and other liabilities consist entirely of free-standing and embedded derivative financial instruments. Refer to Note 23, Derivative Financial Instruments for additional information related to derivatives. Derivative financial instruments are valued using exchange prices, independent broker quotations, or pricing valuation models, which utilize market data inputs. Excluding embedded derivatives, as of December 31, 2014, 78.8% of derivatives based upon notional values were priced using exchange prices or independent broker quotations. The remaining derivatives were priced by pricing valuation models, which predominantly utilize observable market data inputs. Inputs used to value derivatives include, but are not limited to, interest swap rates, credit spreads, interest rate

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

and equity market volatility indices, equity index levels, and treasury rates. The Company performs monthly analysis on derivative valuations that includes both quantitative and qualitative analyses.

Derivative instruments classified as Level 1 generally include futures and options, which are traded on active exchange markets.

Derivative instruments classified as Level 2 primarily include interest rate and inflation swaps, options, and swaptions. These derivative valuations are determined using independent broker quotations, which are corroborated with observable market inputs.

Derivative instruments classified as Level 3 were embedded derivatives and include at least one significant non-observable input. A derivative instrument containing Level 1 and Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the changes in fair value on derivatives reported in Level 3 may not reflect the offsetting impact of the changes in fair value of the associated assets and liabilities.

The embedded derivatives are carried at fair value in "other long-term investments" and "other liabilities" on the Company's consolidated balance sheet. The changes in fair value are recorded in earnings as "Realized investment gains (losses) — Derivative financial instruments". Refer to Note 23, Derivative Financial Instruments for more information related to each embedded derivatives gains and losses.

The fair value of the GMWB embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using multiple risk neutral stochastic equity scenarios and policyholder behavior assumptions. The risk neutral scenarios are generated using the current swap curve and projected equity volatilities and correlations. The projected equity volatilities are based on a blend of historical volatility and near-term equity market implied volatilities. The equity correlations are based on historical price observations. For policyholder behavior assumptions, expected lapse and utilization assumptions are used and updated for actual experience, as necessary. The Company assumes age-based mortality from the National Association of Insurance Commissioners 1994 Variable Annuity MGDB Mortality Table for company experience, with attained age factors varying from 44.5% — 100%. The present value of the cash flows is determined using the discount rate curve, which is based upon LIBOR plus a credit spread (to represent the Company's non-performance risk). As a result of using significant unobservable inputs, the GMWB embedded derivative is categorized as Level 3. These assumptions are reviewed on a quarterly basis.

The balance of the FIA embedded derivative is impacted by policyholder cash flows associated with the FIA product that are allocated to the embedded derivative in addition to changes in the fair value of the embedded derivative during the reporting period. The fair value of the FIA embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using current index values and volatility, the hedge budget used to price the product, and policyholder assumptions (both elective and non-elective). For policyholder behavior assumptions, expected lapse and withdrawal assumptions are used and updated for actual experience, as necessary. The Company assumes age-based mortality from the 1994 Variable Annuity MGDB mortality table modified for

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

company experience, with attained age factors varying from 49% — 80%. The present value of the cash flows is determined using the discount rate curve, which is based upon LIBOR up to one year and constant maturity treasury rates plus a credit spread (to represent the Company's non-performance risk) thereafter. Policyholder assumptions are reviewed on an annual basis. As a result of using significant unobservable inputs, the FIA embedded derivative is categorized as Level 3.

The balance of the indexed universal life ("IUL") embedded derivative is impacted by policyholder cash flows associated with the IUL product that are allocated to the embedded derivative in addition to changes in the fair value of the embedded derivative during the reporting period. The fair value of the IUL embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using current index values and volatility, the hedge budget used to price the product, and policyholder assumptions (both elective and non-elective). For policyholder behavior assumptions, expected lapse and withdrawal assumptions are used and updated for actual experience, as necessary. The Company assumes age-based mortality from the SOA 2008 VBT Primary Tables modified for company experience, with attained age factors varying from 37% — 74%. The present value of the cash flows is determined using the discount rate curve, which is based upon LIBOR up to one year and constant maturity treasury rates plus a credit spread (to represent the Company's non-performance risk) thereafter. Policyholder assumptions are reviewed on an annual basis. As a result of using significant unobservable inputs, the IUL embedded derivative is categorized as Level 3.

The Company has assumed and ceded certain blocks of policies under modified coinsurance agreements in which the investment results of the underlying portfolios inure directly to the reinsurers. As a result, these agreements contain embedded derivatives that are reported at fair value. Changes in their fair value are reported in earnings. The investments supporting these agreements are designated as "trading securities"; therefore changes in their fair value are also reported in earnings. The fair value of the embedded derivative is the difference between the statutory policy liabilities (net of policy loans) of $2.5 billion and the fair value of the trading securities of $2.8 billion. As a result, changes in the fair value of the embedded derivatives are largely offset by the changes in fair value of the related investments and each are reported in earnings. The fair value of the embedded derivative is considered a Level 3 valuation due to the unobservable nature of the policy liabilities.

Certain of the Company's subsidiaries have entered into interest support, a yearly renewable term ("YRT") premium support, and portfolio maintenance agreements with PLC. These agreements meet the definition of a derivative and are accounted for at fair value and are considered Level 3 valuations. The fair value of these derivatives as of December 31, 2014 was $6.1 million and is included in Other long-term investments. For information regarding realized gains on these derivatives please refer to Note 23, Derivative Financial Instruments.

The Interest Support Agreement provides that PLC will make payments to Golden Gate II if actual investment income on certain of Golden Gate II's asset portfolios falls below a calculated investment income amount as defined in the Interest Support Agreement. The calculated investment income amount is a level of investment income deemed to be sufficient to support certain of Golden Gate II's obligations under a reinsurance agreement with the Company, dated July 1, 2007. The derivative is valued using an internal valuation model that assumes a conservative projection of investment income under an adverse interest rate scenario and the probability that the expectation falls below the calculated investment income amount. This derivative had a fair value of $4.2 million as of December 31, 2014. The

PROTECTIVE LIFE INSURANCE COMPANY

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22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

assessment of required payments from PLC under the Interest Support Agreement occurs annually. As of December 31, 2014, no payments have been triggered under this agreement.

The YRT Premium support agreement provides that PLC will make payments to Golden Gate II in the event that YRT premium rates increase. The derivative is valued using an internal valuation model. The valuation model is a probability weighted discounted cash flow model. The value is primarily a function of the likelihood and severity of future YRT premium increases. The fair value of this derivative as of December 31, 2014 was $1.7 million. As of December 31, 2014, no payments have been triggered under this agreement.

The portfolio maintenance agreements provide that PLC will make payments to Golden Gate V and WCL in the event of other-than-temporary impairments on investments that exceed defined thresholds. The derivatives are valued using an internal discounted cash flow model. The significant unobservable inputs are the projected probability and severity of credit losses used to project future cash flows on the investment portfolios. The fair value of the portfolio maintenance agreements as of December 31, 2014, was approximately $0.1 million. As of December 31, 2014, no payments have been triggered under this agreement.

The Funds Withheld derivative results from a reinsurance agreement with Shades Creek where the economic performance of certain hedging instruments held by the Company is ceded to Shades Creek. The value of the Funds Withheld derivative is directly tied to the value of the hedging instruments held in the funds withheld account. The hedging instruments predominantly consist of derivative instruments the fair values of which are classified as a Level 2 measurement; as such, the fair value of the Funds Withheld derivative has been classified as a Level 2 measurement. The fair value of the Funds Withheld derivative as of December 31, 2014, was a liability of $57.3 million.

Annuity Account Balances

The Company records certain of its FIA reserves at fair value. The fair value is considered a Level 3 valuation. The FIA valuation model calculates the present value of future benefit cash flows less the projected future profits to quantify the net liability that is held as a reserve. This calculation is done using multiple risk neutral stochastic equity scenarios. The cash flows are discounted using LIBOR plus a credit spread. Best estimate assumptions are used for partial withdrawals, lapses, expenses and asset earned rate with a risk margin applied to each. These assumptions are reviewed at least annually as a part of the formal unlocking process. If an event were to occur within a quarter that would make the assumptions unreasonable, the assumptions would be reviewed within the quarter.

The discount rate for the fixed indexed annuities is based on an upward sloping rate curve which is updated each quarter. The discount rates for December 31, 2014, ranged from a one month rate of 0.30%, a 5 year rate of 2.37%, and a 30 year rate of 3.67%. A credit spread component is also included in the calculation to accommodate non-performance risk.

Separate Accounts

Separate account assets are invested in open-ended mutual funds and are included in Level 1.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Valuation of Level 3 Financial Instruments

The following table presents the valuation method for material financial instruments included in Level 3, as well as the unobservable inputs used in the valuation of those financial instruments:

	Fair Value As of December 31, 2014	Valuation Technique	Unobservable Input	Range (Weighted Average)
(Dollars In Thousands)
Assets:
Other asset-backed securities	$ 563,752	Discounted cash flow	Liquidity premium Paydown rate	0.39% - 1.49% (0.69%) 9.70% - 15.80% (12.08%)
Corporate bonds	1,282,864	Discounted cash flow	Spread over treasury	0.33% - 7.50% (2.19%)
Liabilities:
Embedded derivatives — GMWB(1)	$ 25,927	Actuarial cash flow model	Mortality Lapse	44.5% to 100% of 1994 MGDB table 0.25% - 17%, depending on product/duration/funded status of guarantee
			Utilization	97% - 101%
			Nonperformance risk	0.12% - 0.96%
Annuity account balances(2)	97,825	Actuarial cash flow model	Asset earned rate	3.86% - 5.92%
			Expenses	$88 - $102 per policy
			Withdrawal rate	2.20%
			Mortality Lapse	49% to 80% of 1994 MGDB table 2.2% - 33.0%, depending on duration/surrender charge period
			Return on assets	1.50% - 1.85% depending on surrender charge period
			Nonperformance risk	0.12% - 0.96%

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22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

	Fair Value As of December 31, 2014	Valuation Technique	Unobservable Input	Range (Weighted Average)
(Dollars In Thousands)
Embedded derivative — FIA	$ 124,465	Actuarial cash flow model	Expenses	$83 - $97 per policy
			Withdrawal rate	1.1% - 4.5% depending on duration and tax qualification
			Mortality Lapse	49% - 80% of 1994 MGDB table 2.5% - 40.0%, depending on duration/surrender charge period
			Nonperformance risk	0.12% - 0.96%
Embedded derivative — IUL	6,691	Actuarial cash flow model	Mortality Lapse	37% - 74% of 2008 VBT Primary Tables 0.5% - 10.0%, depending on duration/distribution channel and smoking class
			Nonperformance risk	0.12% - 0.96%

(1)  The fair value for the GMWB embedded derivative is presented as a net liability. Excludes modified coinsurance agreements.

(2)  Represents liabilities related to fixed indexed annuities.

The chart above excludes Level 3 financial instruments that are valued using broker quotes and those which book value approximates fair value.

The Company has considered all reasonably available quantitative inputs as of December 31, 2014, but the valuation techniques and inputs used by some brokers in pricing certain financial instruments are not shared with the Company. This resulted in $237.2 million of financial instruments being classified as Level 3 as of December 31, 2014. Of the $237.2 million, $169.7 million are other asset-backed securities and $67.5 million are corporate bonds.

In certain cases the Company has determined that book value materially approximates fair value. As of December 31, 2014, the Company held $70.4 million of financial instruments where book value approximates fair value. Of the $70.4 million, $66.7 million represents equity securities, which are predominantly FHLB stock, and $3.7 million of other fixed maturity securities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents the valuation method for material financial instruments included in Level 3, as well as the unobservable inputs used in the valuation of those financial instruments:

	Fair Value As of December 31, 2013	Valuation Technique	Unobservable Input	Range (Weighted Average)
	(Dollars In Thousands)
Assets:
Other asset-backed securities	$ 545,808	Discounted cash flow	Liquidity premium Paydown rate	1.00% - 1.68%% (1.08%) 8.57% - 16.87% (12.05%)
Corporate bonds	1,555,898	Discounted cash flow	Spread over treasury	0.11% - 6.75% (2.06%)
Embedded derivatives — GMWB(1)	93,939	Actuarial cash flow model	Mortality Lapse	49% to 80% of 1994 MGDB table 0% - 24%, depending on product/duration/funded status of guarantee
			Utilization	97% - 103%
			Nonperformance risk	0.15% - 1.06%
Liabilities:
Annuity account balances(2)	$ 107,000	Actuarial cash flow model	Asset earned rate	5.37%
			Expenses	$88 - $102 per policy
			Withdrawal rate	2.20%
			Mortality Lapse	49% to 80% of 1994 MGDB table 2.2% - 33.0%, depending on duration/surrender charge period
			Return on assets	1.50% - 1.85% depending on surrender charge period
			Nonperformance risk	0.15% - 1.06%

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

	Fair Value As of December 31, 2013	Valuation Technique	Unobservable Input	Range (Weighted Average)
(Dollars In Thousands)
Embedded derivative — FIA	$ 25,324	Actuarial cash flow model	Expenses	$83 - $97 per policy
			Withdrawal rate	1.1% to 4.5% depending on duration and tax qualification
			Mortality Lapse	49% to 80% of 1994 MGDB table 2.5% - 40.0%, depending on duration/surrender charge period
			Nonperformance risk	0.15% - 1.06%

(1)  The fair value for the GMWB embedded derivative is presented as a net asset. Excludes modified coinsurance arrangements.

(2)  Represents liabilities related to fixed indexed annuities.

The chart above excludes Level 3 financial instruments that are valued using broker quotes and those which book value approximates fair value.

The Company has considered all reasonably available quantitative inputs as of December 31, 2013, but the valuation techniques and inputs used by some brokers in pricing certain financial instruments are not shared with the Company. This resulted in $216.0 million of financial instruments being classified as Level 3 as of December 31, 2013. Of the $216.0 million, $195.0 million are other asset backed securities and $21.0 million are corporate bonds.

In certain cases the Company has determined that book value materially approximates fair value. As of December 31, 2013, the Company held $73.9 million of financial instruments where book value approximates fair value. Of the $73.9 million, $68.0 million represents equity securities, which are predominantly FHLB stock, and $3.7 million of other fixed maturity securities, and $2.2 million of other corporate bonds.

The asset-backed securities classified as Level 3 are predominantly ARS. A change in the paydown rate (the projected annual rate of principal reduction) of the ARS can significantly impact the fair value of these securities. A decrease in the paydown rate would increase the projected weighted average life of the ARS and increase the sensitivity of the ARS' fair value to changes in interest rates. An increase in the liquidity premium would result in a decrease in the fair value of the securities, while a decrease in the liquidity premium would increase the fair value of these securities.

The fair value of corporate bonds classified as Level 3 is sensitive to changes in the interest rate spread over the corresponding U.S. Treasury rate. This spread represents a risk premium that is impacted by company specific and market factors. An increase in the spread can be caused by a

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

perceived increase in credit risk of a specific issuer and/or an increase in the overall market risk premium associated with similar securities. The fair values of corporate bonds are sensitive to changes in spread. When holding the treasury rate constant, the fair value of corporate bonds increases when spreads decrease, and decreases when spreads increases.

The fair value of the GMWB embedded derivative is sensitive to changes in the discount rate which includes the Company's nonperformance risk, volatility, lapse, and mortality assumptions. The volatility assumption is an observable input as it is based on market inputs. The Company's nonperformance risk, lapse, and mortality are unobservable. An increase in the three unobservable assumptions would result in a decrease in the fair value and conversely, if there is a decrease in the assumptions the fair value would increase. The fair value is also dependent on the assumed policyholder utilization of the GMWB where an increase in assumed utilization would result in an increase in the liability and conversely, if there is a decrease in the assumption, the liability would decrease.

The fair value of the FIA account balance liability is predominantly impacted by observable inputs such as discount rates and equity returns. However, the fair value of the FIA embedded derivative is sensitive to non-performance risk, which is unobservable. The value of the liability increases with decreases in the discount rate and non-performance risk and decreases with increases in the discount rate and nonperformance risk. The value of the liability increases with increases in equity returns and the liability decreases with a decrease in equity returns.

The fair value of the IUL embedded derivative is predominantly impacted by observable inputs such as discount rates and equity returns. However, the fair value of the IUL embedded derivative is sensitive to non-performance risk, which is unobservable. The value of the liability increases with decreases in the discount rate and non-performance risk and decreases with increases in the discount rate and nonperformance risk. The value of the liability increases with increases in equity returns and the liability decreases with a decrease in equity returns.

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PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2014, for which the Company has used significant unobservable inputs (Level 3):

		Total Realized and Unrealized Gains		Total Realized and Unrealized Losses
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Included in Earnings	Included in Other Comprehensive Income
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$28	$—	$—	$—	$(1)
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	545,808	—	36,395	(248)	(8,033)
U.S. government-related securities	—	—	—	—	—
States, municipals, and political subdivisions	3,675	—	—	—	—
Other government-related securities	—	—	—	—	—
Corporate bonds	1,549,940	1,183	67,955	(2)	(33,553)
Total fixed maturity securities — available-for-sale	2,099,451	1,183	104,350	(250)	(41,587)
Fixed maturity securities — trading
Residential mortgage-backed securities	—	11	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	194,977	9,507	—	(5,508)	—
U.S. government-related securities	—	—	—	—	—
States, municipals and political subdivisions	—	—	—	—	—
Other government-related securities	—	—	—	—	—
Corporate bonds	29,199	1,294	—	(1,098)	—
Total fixed maturity securities — trading	224,176	10,812	—	(6,606)	—
Total fixed maturity securities	2,323,627	11,995	104,350	(6,856)	(41,587)
Equity securities		67,979	—	1,192	—
Other long-term investments(1)	98,886	4,979	—	(59,240)	—
Short-term investments	—	—	—	—	—
Total investments	2,490,492	16,974	105,542	(66,096)	(41,848)
Total assets measured at fair value on a recurring basis	$2,490,492	$16,974	$105,542	$(66,096)	$(41,848)
Liabilities:
Annuity account balances(2)	$107,000	$—	$—	$(4,307)	$—
Other liabilities(1)	233,738	22,547	—	(295,152)	—
Total liabilities measured at fair value on a recurring basis	$340,738	$22,547	$—	$(299,459)	$—

(1)  Represents certain freestanding and embedded derivatives.

(2)  Represents liabilities related to fixed indexed annuities.

For the year ended December 31, 2014, $31.0 million of securities were transferred into Level 3. This amount was transferred from Level 2. These transfers resulted from securities that were priced by independent pricing services or brokers in previous periods, using no significant unobservable inputs, but were priced internally using significant unobservable inputs where market observable inputs were no longer available as of December 31, 2014.

								Total Gains (losses) included in Earnings related to
	Purchases	Sales	Issuances	Settlements	Transfers in/out of Level 3	Other	Ending Balance	Instruments still held at the Reporting Date
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$—	$(24)	$—	$—	$—	$—	$3	$—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	—	(10,064)	—	—	—	103	563,961	—
U.S. government-related securities	—	—	—	—	—	—	—	—
States, municipals, and political subdivisions	—	—	—	—	—	—	3,675	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate bonds	139,029	(226,073)	—	—	(162,236)	(10,560)	1,325,683	—
Total fixed maturity securities — available-for-sale	139,029	(236,161)	—	—	(162,236)	(10,457)	1,893,322	—
Fixed maturity securities — trading
Residential mortgage-backed securities	842	—	—	—	(853)	—	—	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	—	(30,462)	—	—	—	947	169,461	1,083
U.S. government-related securities	—	—	—	—	—	—	—	—
States, municipals and political subdivisions	—	—	—	—	—	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate bonds	5,839	(10,770)	—	—	4	276	24,744	(121)
Total fixed maturity securities — trading	6,681	(41,232)	—	—	(849)	1,223	194,205	962
Total fixed maturity securities	145,710	(277,393)	—	—	(163,085)	(9,234)	2,087,527	962
Equity securities	(261)	9,551	(1,119)	—	—	(10,651)	66,691	—
Other long-term investments(1)	—	—	—	—	—	—	44,625	(54,261)
Short-term investments	—	—	—	—	—	—	—	—
Total investments	155,261	(278,512)	—	—	(173,736)	(9,234)	2,198,843	(53,299)
Total assets measured at fair value on a recurring basis	$155,261	$(278,512)	$—	$—	$(173,736)	$(9,234)	$2,198,843	$(53,299)
Liabilities:
Annuity account balances(2)	$—	$—	$685	$14,167	$—	$—	$97,825	$—
Other liabilities(1)	—	—	—	—	—	—	506,343	(272,605)
Total liabilities measured at fair value on a recurring basis	$—	$—	$685	$14,167	$—	$—	$604,168	$(272,605)

For the year ended December 31, 2014, $204.7 million of securities were transferred out of Level 3. This amount was transferred to Level 2. These transfers resulted from securities that were previously valued using an internal model that utilized significant unobservable inputs but were valued internally or by independent pricing services or brokers, utilizing no significant unobservable inputs. All transfers are recognized as of the end of the reporting period.

For the year ended December 31, 2014, there were no transfers from Level 2 to Level 1.

For the year ended December 31, 2014, there were no transfers from Level 1.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2013, for which the Company has used significant unobservable inputs (Level 3):

		Total Realized and Unrealized Gains		Total Realized and Unrealized Losses
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Included in Earnings	Included in Other Comprehensive Income
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$4	$—	$1,310	$—	$(338)
Commercial mortgage-backed securities		—	—	—	—
Other asset-backed securities		596,143	—	44,620	(58,937)
U.S. government-related securities	—	—	—	—	—
States, municipals, and political subdivisions	4,275	—	—	—	—
Other government-related securities	20,011	—	2	—	(3)
Corporate bonds	167,892	116	8,310	—	(20,118)
Total fixed maturity securities — available-for-sale	788,325	116	54,242	—	(79,396)
Fixed maturity securities — trading	—	—	—	(1)	—
Residential mortgage-backed securities
Commercial mortgage-backed securities	—	—	—	—	—
Other asset-backed securities	70,535	8,785	—	(5,947)	—
U.S. government-related securities	—	—	—	—	—
States, municipals and political subdivisions	—	—	—	(123)	—
Other government-related securities	—	—	—	—	—
Corporate bonds	115	1	—	(102)	—
Total fixed maturity securities — trading	70,650	8,786	—	(6,173)	—
Total fixed maturity securities	858,975	8,902	54,242	(6,173)	(79,396)
Equity securities		65,527	—	—	—
Other long-term investments(1)	48,655	100,441	—	(16,117)	—
Short-term investments	—	—	—	—	—
Total investments	973,157	109,343	54,242	(22,290)	(79,396)
Total assets measured at fair value on a recurring basis	$973,157	$109,343	$54,242	$(22,290)	$(79,396)
Liabilities:
Annuity account balances(2)	$129,468	$—	$—	$(8,029)	$—
Other liabilities(1)	611,437	295,910	—	(52,716)	—
Total liabilities measured at fair value on a recurring basis	$740,905	$295,910	$—	$(60,745)	$—

(1)  Represents certain freestanding and embedded derivatives.

(2)  Represents liabilities related to fixed indexed annuities.

For the year ended December 31, 2013, $771.6 million of securities were transferred into Level 3. This amount was transferred from Level 2. These transfers resulted from securities that were priced by independent pricing services or brokers in previous periods, using no significant unobservable inputs, but were priced internally using significant unobservable inputs where market observable inputs were no longer available as of December 31, 2013.

								Total Gains (losses) included in Earnings related to
	Purchases	Sales	Issuances	Settlements	Transfers in/out of Level 3	Other	Ending Balance	Instruments still held at the Reporting Date
	(Dollars In Thousands)
Assets:
Fixed maturity securities available-for-sale
Residential mortgage-backed securities	$14,349	$(23)	$—	$—	$(15,287)	$13	$28	$—
Commercial mortgage-backed securities	—	—	—	—	—		—	—
Other asset-backed securities	24,931	(62,760)	—	—	1,227	584	545,808	—
U.S. government-related securities	—	—	—	—	—	—	—	—
States, municipals, and political subdivisions	—	(600)	—	—	—	—	3,675	—
Other government-related securities	—	(20,000)	—	—	—	(10)	—	—
Corporate bonds	736,012	(67,431)	—	—	726,760	(1,601)	1,549,940	—
Total fixed maturity securities — available-for-sale	775,292	(150,814)	—	—	712,700	(1,014)	2,099,451	—
Fixed maturity securities — trading	1,582	(72)	—	—	(1,494)	(15)	—	—
Residential mortgage-backed securities
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—
Other asset-backed securities	147,224	(29,344)	—	—	2,210	1,514	194,977	3,588
U.S. government-related securities	—	—	—	—	—		—	—
States, municipals and political subdivisions	3,500	—	—	—	(3,377)	—	—	—
Other government-related securities	—	—	—	—	—	—	—	—
Corporate bonds	4,880	(17)	—	—	24,312	10	29,199	(5)
Total fixed maturity securities — trading	157,186	(29,433)	—	—	21,651	1,509	224,176	3,583
Total fixed maturity securities	932,478	(180,247)	—	—	734,351	495	2,323,627	3,583
Equity securities	—	2,452	—	—	—	—	67,979	—
Other long-term investments(1)	—	—	—	—	—	(34,093)	98,886	84,324
Short-term investments	—	—	—	—	—	—	—	—
Total investments	934,930	(180,247)	—	—	734,351	(33,598)	2,490,492	87,907
Total assets measured at fair value on a recurring basis	$934,930	$(180,247)	$—	$—	$734,351	$(33,598)	$2,490,492	$87,907
Liabilities:
Annuity account balances(2)	$—	$—	$406	$30,903	$—	$—	$107,000	$—
Other liabilities(1)	—	—	—	—	—	134,505	233,738	242,411
Total liabilities measured at fair value on a recurring basis	$—	$—	$406	$30,903	$—	$134,505	$340,738	$242,411

For the year ended December 31, 2013, $37.2 million of securities were transferred out of Level 3. This amount was transferred into Level 2. These transfers resulted from securities that were previously valued using an internal model that utilized significant unobservable inputs but were valued internally or by independent pricing services or brokers, utilizing no significant unobservable inputs. All transfers are recognized as of the end of the reporting period.

For the year ended December 31, 2013, there were no transfers from Level 2 to Level 1.

For the year ended December 31, 2013, there were no transfers from Level 1.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Total realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either realized investment gains (losses) within the consolidated statements of income (loss) or other comprehensive income (loss) within shareowners' equity based on the appropriate accounting treatment for the item.

Purchases, sales, issuances, and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily relates to purchases and sales of fixed maturity securities and issuances and settlements of fixed indexed annuities.

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. The asset transfers in the table(s) above primarily related to positions moved from Level 3 to Level 2 as the Company determined that certain inputs were observable.

The amount of total gains (losses) for assets and liabilities still held as of the reporting date primarily represents changes in fair value of trading securities and certain derivatives that exist as of the reporting date and the change in fair value of fixed indexed annuities.

Estimated Fair Value of Financial Instruments

The carrying amounts and estimated fair values of the Company's financial instruments as of the periods shown below are as follows:

		As of December 31,
		2014		2013
	Fair Value Level	Carrying Amounts	Fair Values	Carrying Amounts	Fair Values
	(Dollars In Thousands)
Assets:
Mortgage loans on real estate	3	$5,133,780	$5,524,059	$5,493,492	$5,956,133
Policy loans	3	1,758,237	1,758,237	1,815,744	1,815,744
Fixed maturities, held-to-maturity(1)	3	435,000	458,422	365,000	335,676
Liabilities:
Stable value product account balances	3	$1,959,488	$1,973,624	$2,559,552	$2,566,209
Annuity account balances	3	10,950,729	10,491,775	11,125,253	10,639,637
Debt:
Non-recourse funding obligations(2)	3	$1,527,752	$1,753,183	$1,495,448	$1,272,425

Except as noted below, fair values were estimated using quoted market prices.

(1)  Security purchased from unconsolidated subsidiary, Red Mountain LLC.

(2)  Of this carrying amount $435.0 million, fair value of $461.4 million, as of December 31, 2014, and $365.0 million, fair value of $321.5 million, as of December 31, 2013, relates to non-recourse funding obligations issued by Golden Gate V.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Fair Value Measurements

Mortgage Loans on Real Estate

The Company estimates the fair value of mortgage loans using an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company's current mortgage loan lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The model also contains the Company's determined representative risk adjustment assumptions related to credit and liquidity risks.

Policy Loans

The Company believes the fair value of policy loans approximates book value. Policy loans are funds provided to policy holders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates carrying value.

Fixed Maturities, Held-to-Maturity

The Company estimates the fair value of its fixed maturity, held-to-maturity using internal discounted cash flow models. The discount rates used in the model were based on a current market yield for similar financial instruments.

Stable Value Product and Annuity Account Balances

The Company estimates the fair value of stable value product account balances and annuity account balances using models based on discounted expected cash flows. The discount rates used in the models were based on a current market rate for similar financial instruments.

Non-Recourse Funding Obligations

The Company estimates the fair value of its non-recourse funding obligations using internal discounted cash flow models. The discount rates used in the model were based on a current market yield for similar financial instruments.

23.  DERIVATIVE FINANCIAL INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce exposure to certain risks, including but not limited to, interest rate risk, inflation risk, currency exchange risk, volatility risk, and equity market risk. These strategies are developed through the Company's analysis of data from financial simulation models and other internal and industry sources, and are then incorporated into the Company's risk management program.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Derivative instruments expose the Company to credit and market risk and could result in material changes from period to period. The Company attempts to minimize its credit risk by entering into transactions with highly rated counterparties. The Company manages the market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and risk management strategies. In addition, all derivative programs are monitored by our risk management department.

Derivatives Related to Interest Rate Risk Management

Derivative instruments that are used as part of the Company's interest rate risk management strategy include interest rate swaps, interest rate futures, interest rate caps, and interest rate swaptions. The Company's inflation risk management strategy involves the use of swaps that requires the Company to pay a fixed rate and receive a floating rate that is based on changes in the Consumer Price Index ("CPI").

Derivatives Related to Risk Mitigation of Variable Annuity Contracts

The Company may use the following types of derivative contracts to mitigate its exposure to certain guaranteed benefits related to VA contracts and fixed indexed annuities:

•  Foreign Currency Futures

•  Variance Swaps

•  Interest Rate Futures

•  Equity Options

•  Equity Futures

•  Credit Derivatives

•  Interest Rate Swaps

•  Interest Rate Swaptions

•  Volatility Futures

•  Volatility Options

•  Funds Withheld Agreement

•  Total Return Swaps

Other Derivatives

The Company and certain of its subsidiaries have derivatives with PLC. These derivatives consist of an interest support agreement, a YRT premium support agreement, and portfolio maintenance agreements with PLC.

The Company has a funds withheld account that consists of various derivative instruments held by us that is used to hedge the GMWB and GMDB riders. The economic performance of derivatives in the funds withheld account is ceded to Shades Creek. The funds withheld account is accounted for as a derivative financial instrument.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Accounting for Derivative Instruments

The Company records its derivative financial instruments in the consolidated condensed balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The change in the fair value of derivative financial instruments is reported either in the statement of income or in other comprehensive income (loss), depending upon whether it qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists.

For a derivative financial instrument to be accounted for as an accounting hedge, it must be identified and documented as such on the date of designation. For cash flow hedges, the effective portion of their realized gain or loss is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged item impacts earnings. Any remaining gain or loss, the ineffective portion, is recognized in current earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain attributable to the hedged risk of the hedged item is recognized in current earnings. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis.

The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "Realized investment gains (losses) — Derivative financial instruments".

Derivative Instruments Designated and Qualifying as Hedging Instruments

Cash-Flow Hedges

•  In connection with the issuance of inflation-adjusted funding agreements, the Company has entered into swaps to essentially convert the floating CPI-linked interest rate on these agreements to a fixed rate. The Company pays a fixed rate on the swap and receives a floating rate primarily determined by the period's change in the CPI. The amounts that are received on the swaps are almost equal to the amounts that are paid on the agreements.

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

The Company uses various other derivative instruments for risk management purposes that do not qualify for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

Derivatives Related to Variable Annuity Contracts

•  The Company uses equity, interest rate, currency, and volatility futures to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within its VA products. In general, the cost of such benefits varies with the level of equity and interest rate markets, foreign currency levels, and overall volatility. No volatility future positions were held as of December 31, 2014.

•  The Company uses equity options, volatility swaps, and volatility options to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within its VA products. In general, the cost of such benefits varies with the level of equity markets and overall volatility. No volatility option positions were held as of December 31, 2014.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

•  The Company uses interest rate swaps and interest rate swaptions to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within its VA products.

•  The Company markets certain VA products with a GMWB rider. The GMWB component is considered an embedded derivative, not considered to be clearly and closely related to the host contract.

•  The Company has a funds withheld account that consists of various derivative instruments held by the Company that are used to hedge the GMWB and GMDB riders. The economic performance of derivatives in the funds withheld account is ceded to Shades Creek. The funds withheld account is accounted for as a derivative financial instrument.

Derivatives Related to Fixed Annuity Contracts

•  The Company uses equity and volatility futures to mitigate the risk within its fixed indexed annuity products. In general, the cost of such benefits varies with the level of equity and overall volatility.

•  The Company uses equity options to mitigate the risk within its fixed indexed annuity products. In general, the cost of such benefits varies with the level of equity markets.

•  The Company markets certain fixed indexed annuity products. The FIA component is considered an embedded derivative, not considered to be clearly and closely related to the host contract.

Derivatives Related to Indexed Universal Life Contracts

•  The Company uses equity futures and options to mitigate the risk within its IUL contracts. In general, the cost of such benefits varies with the level of equity markets.

•  The Company markets certain IUL products. The IUL component is considered an embedded derivative, not considered to be clearly and closely related to the host contract.

Other Derivatives

•  The Company uses certain interest rate swaps to mitigate the price volatility of fixed maturities. None of these positions were held as of December 31, 2014.

•  The Company and certain of its subsidiaries have an interest support agreement, YRT premium support agreement, and two portfolio maintenance agreements with PLC.

•  The Company uses various swaps and other types of derivatives to manage risk related to other exposures.

•  The Company is involved in various modified coinsurance which contain embedded derivatives. Changes in their fair value are recorded in current period earnings. The investment portfolios that support the related modified coinsurance reserves had fair value changes which substantially offset the gains or losses on these embedded derivatives.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

The following table sets forth realized investments gains and losses for the periods shown:

Realized investment gains (losses) — derivative financial instruments

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Derivatives related to variable annuity contracts:
Interest rate futures — VA	$27,801	$(31,216)	$21,138
Equity futures — VA	(26,104)	(52,640)	(50,797)
Currency futures — VA	14,433	(469)	(2,763)
Volatility futures — VA	—	—	(132)
Variance swaps — VA	(744)	(11,310)	(11,792)
Equity options — VA	(41,216)	(95,022)	(37,370)
Volatility options — VA	—	(115)	—
Interest rate swaptions — VA	(22,280)	1,575	(2,260)
Interest rate swaps — VA	214,164	(157,408)	3,264
Embedded derivative — GMWB	(119,844)	162,737	(22,120)
Funds withheld derivative	47,792	71,862	—
Total derivatives related to variable annuity contracts	94,002	(112,006)	(102,832)
Derivatives related to FIA contracts:
Embedded derivative — FIA	(16,932)	(942)	—
Equity futures — FIA	870	173	—
Volatility futures — FIA	20	(5)	—
Equity options — FIA	9,906	1,866	—
Total derivatives related to FIA contracts	(6,136)	1,092	—
Derivatives related to IUL contracts:
Embedded derivative- IUL	(8)	—	—
Equity futures — IUL	15	—	—
Equity options — IUL	150	—	—
Total derivatives related to IUL contracts	157	—	—
Embedded derivative — Modco reinsurance treaties	(105,276)	205,176	(132,816)
Interest rate swaps	—	2,985	(87)
Interest rate caps	—	—	(2,666)
Derivatives with PLC(1)	4,085	(15,072)	10,664
Other derivatives	(324)	(14)	(79)
Total realized gains (losses) — derivatives	$(13,492)	$82,161	$(227,816)

(1)  These derivatives include an interest support, YRT premium support, and portfolio maintenance agreements between certain of the Company's subsidiaries and PLC.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

The following table sets forth realized investments gains and losses for the Modco trading portfolio that is included in realized investment gains (losses) — all other investments:

Realized investment gains (losses) — all other investments

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Modco trading portfolio(1)	$142,016	$(178,134)	$177,986

(1)  The Company elected to include the use of alternate disclosures for trading activities.

The following tables present the components of the gain or loss on derivatives that qualify as a cash flow hedging relationship:

Gain (Loss) on Derivatives in Cash Flow Relationship

	Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives	Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss)	Amount and Location of (Losses) Recognized in Income (Loss) on Derivatives
	(Effective Portion)	(Effective Portion)	(Ineffective Portion)
		Benefits and settlement expenses	Realized investment gains (losses)
	(Dollars In Thousands)
For The Year Ended December 31, 2014
Inflation	$(4)	$(1,777)	$(223)
Total	$(4)	$(1,777)	$(223)
For The Year Ended December 31, 2013
Inflation	$1,130	$(2,349)	$(190)
Total	$1,130	$(2,349)	$(190)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

23.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

The table below presents information about the nature and accounting treatment of the Company's primary derivative financial instruments and the location in and effect on the consolidated financial statements for the periods presented below:

	As of December 31,
	2014		2013
	Notional Amount	Fair Value	Notional Amount	Fair Value
	(Dollars In Thousands)
Other long-term investments
Derivatives not designated as hedging instruments:
Interest rate swaps	$1,550,000	$50,743	$200,000	$1,961
Derivatives with PLC(1)	1,497,010	6,077	1,464,164	1,993
Embedded derivative — Modco reinsurance treaties	25,760	1,051	80,376	1,517
Embedded derivative — GMWB	1,302,895	37,497	1,921,443	95,376
Interest rate futures	27,977	938
Equity futures	26,483	427	3,387	111
Currency futures	197,648	2,384	14,338	321
Equity options	1,921,167	163,212	1,376,205	78,277
Interest rate swaptions	625,000	8,012	625,000	30,291
Other	242	360	425	473
	$7,174,182	$270,701	$5,685,338	$210,320
Other liabilities
Cash flow hedges:
Inflation	$40,469	$142	$182,965	$1,865
Derivatives not designated as hedging instruments:
Interest rate swaps	275,000	3,599	1,230,000	153,322
Variance swaps	—	—	1,500	1,744
Embedded derivative — Modco reinsurance treaties	2,562,848	311,727	2,578,590	206,918
Funds withheld derivative	1,233,424	57,305	991,568	34,251
Embedded derivative — GMWB	1,702,899	63,460	104,180	1,496
Embedded derivative — FIA	749,933	124,465	244,424	25,324
Embedded derivative — IUL	12,019	6,691	—	—
Interest rate futures	—	—	322,902	5,221
Equity futures	385,256	15,069	164,595	6,595
Currency futures	—	—	118,008	840
Equity options	699,295	47,077	257,065	17,558
Other	—	—	230	27
	$7,661,143	$629,535	$6,196,027	$455,161

(1)  These derivatives include an interest support, YRT premium support, and portfolio maintenance agreements between certain of the Company's subsidiaries and PLC.

Based on the expected cash flows of the underlying hedged items, the Company expects to reclassify $0.1 million out of accumulated other comprehensive income (loss) into earnings during the next twelve months.

24.  OFFSETTING OF ASSETS AND LIABILITIES

Certain of the Company's derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and a counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements associated with each master netting arrangement provide that the Company will receive or pledge financial collateral in the event either minimum thresholds, or in certain cases ratings

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

24.  OFFSETTING OF ASSETS AND LIABILITIES — (Continued)

levels, have been reached. Additionally, certain of the Company's repurchase agreements provide for net settlement on termination of the agreement. Refer to Note 12, Debt and Other Obligations for details of the Company's repurchase agreement programs.

The tables below present the derivative instruments by assets and liabilities for the Company as of December 31, 2014:

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amounts Not Offset in the Statement of Financial Position
	Amounts of Recognized Assets	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount
	(Dollars In Thousands)
Offsetting of Derivative Assets
Derivatives:
Free-Standing derivatives	$225,716	$—	$225,716	$53,612	$73,935	$98,169
Total derivatives, subject to a master netting arrangement or similar arrangement	225,716	—	225,716	53,612	73,935	98,169
Derivatives not subject to a master netting arrangement or similar arrangement
Embedded derivative — Modco reinsurance treaties	1,051	—	1,051	—	—	1,051
Embedded derivative — GMWB	37,497	—	37,497	—	—	37,497
Derivatives with PLC	6,077	—	6,077	—	—	6,077
Other	360	—	360	—	—	360
Total derivatives, not subject to a master netting arrangement or similar arrangement	44,985	—	44,985	—	—	44,985
Total derivatives	270,701	—	270,701	53,612	73,935	143,154
Total Assets	$270,701	$—	$270,701	$53,612	$73,935	$143,154

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

24.  OFFSETTING OF ASSETS AND LIABILITIES — (Continued)

	Gross	Gross Amounts Offset in the	Net Amounts of Liabilities Presented in the	Gross Amounts Not Offset in the Statement of Financial Position
	Amounts of Recognized Liabilities	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Cash Collateral Paid	Net Amount
	(Dollars In Thousands)
Offsetting of Derivative Liabilities
Derivatives:
Free-Standing derivatives	$65,887	$—	$65,887	$53,612	$12,258	$17
Total derivatives, subject to a master netting arrangement or similar arrangement	65,887	—	65,887	53,612	12,258	17
Derivatives not subject to a master netting arrangement or similar arrangement
Embedded derivative — Modco reinsurance treaties	311,727	—	311,727	—	—	311,727
Funds withheld derivative	57,305	—	57,305	—	—	57,305
Embedded derivative — GMWB	63,460	—	63,460	—	—	63,460
Embedded derivative — FIA	124,465	—	124,465	—	—	124,465
Embedded derivative — IUL	6,691	—	6,691	—	—	6,691
Total derivatives, not subject to a master netting arrangement or similar arrangement	563,648	—	563,648	—	—	563,648
Total derivatives	629,535	—	629,535	53,612	12,258	563,665
Repurchase agreements(1)	50,000	—	50,000	—	—	50,000
Total Liabilities	$679,535	$—	$679,535	$53,612	$12,258	$613,665

(1)  Borrowings under repurchase agreements are for a term less than 90 days.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

24.  OFFSETTING OF ASSETS AND LIABILITIES — (Continued)

The tables below present the derivative instruments by assets and liabilities for the Company as of December 31, 2013.

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amounts Not Offset in the Statement of Financial Position
	Amounts of Recognized Assets	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount
	(Dollars In Thousands)
Offsetting of Derivative Assets
Derivatives:
Free-Standing derivatives	$110,983	$—	$110,983	$52,487	$10,700	$47,796
Embedded derivative — Modco reinsurance treaties	1,517	—	1,517	—	—	1,517
Embedded derivative — GMWB	95,376	—	95,376	—	—	95,376
Total derivatives, subject to a master netting arrangement or similar arrangement	207,876	—	207,876	52,487	10,700	144,689
Total derivatives, not subject to a master netting arrangement or similar arrangement	2,444	—	2,444	—	—	2,444
Total derivatives	210,320	—	210,320	52,487	10,700	147,133
Total Assets	$210,320	$—	$210,320	$52,487	$10,700	$147,133

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

24.  OFFSETTING OF ASSETS AND LIABILITIES — (Continued)

	Gross	Gross Amounts Offset in the	Net Amounts of Liabilities Presented in the	Gross Amounts Not Offset in the Statement of Financial Position
	Amounts of Recognized Liabilities	Statement of Financial Position	Statement of Financial Position	Financial Instruments	Cash Collateral Paid	Net Amount
	(Dollars In Thousands)
Offsetting of Derivative Liabilities
Derivatives:
Free-Standing derivatives	$187,172	$—	$187,172	$52,487	$98,359	$36,326
Embedded derivative — Modco reinsurance treaties	206,918	—	206,918	—	—	206,918
Funds withheld derivative	34,251	—	34,251	—	—	34,251
Embedded derivative — GMWB	1,496	—	1,496	—	—	1,496
Embedded derivative — FIA	25,324	—	25,324	—	—	25,324
Total derivatives, subject to a master netting arrangement or similar arrangement	455,161	—	455,161	52,487	98,359	304,315
Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—	—	—	—
Total derivatives	455,161	—	455,161	52,487	98,359	304,315
Repurchase agreements(1)	350,000	—	350,000	—	—	350,000
Total Liabilities	$805,161	$—	$805,161	$52,487	$98,359	$654,315

(1)  Borrowings under repurchase agreements are for a term less than 90 days.

25.  OPERATING SEGMENTS

The Company has several operating segments each having a strategic focus. An operating segment is distinguished by products, channels of distribution, and/or other strategic distinctions. The Company periodically evaluates its operating segments, as prescribed in the ASC Segment Reporting Topic, and makes adjustments to its segment reporting as needed. A brief description of each segment follows.

•  The Life Marketing segment markets fixed UL, IUL, VUL, BOLI, and level premium term insurance ("traditional") products on a national basis primarily through networks of independent insurance agents and brokers, broker-dealers, financial institutions, and independent marketing organizations.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

25.  OPERATING SEGMENTS — (Continued)

•  The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment's primary focus is on life insurance policies and annuity products that were sold to individuals. The level of the segment's acquisition activity is predicated upon many factors, including available capital, operating capacity, potential return on capital, and market dynamics. Policies acquired through the Acquisitions segment are typically blocks of business where no new policies are being marketed. Therefore earnings and account values are expected to decline as the result of lapses, deaths, and other terminations of coverage unless new acquisitions are made.

•  The Annuities segment markets fixed and VA products. These products are primarily sold through broker-dealers, financial institutions, and independent agents and brokers.

•  The Stable Value Products segment sells fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, money market funds, bank trust departments, and other institutional investors. The segment also issues funding agreements to the FHLB, and markets GICs to 401(k) and other qualified retirement savings plans. Additionally, the Company has contracts outstanding pursuant to a funding agreement-backed notes program registered with the SEC which offered notes to both institutional and retail investors.

•  The Asset Protection segment markets extended service contracts and credit life and disability insurance to protect consumers' investments in automobiles and recreational vehicles. In addition, the segment markets a guaranteed asset protection ("GAP") product. GAP coverage covers the difference between the loan pay-off amount and an asset's actual cash value in the case of a total loss.

•  The Corporate and Other segment primarily consists of net investment income not assigned to the segments above (including the impact of carrying liquidity) and expenses not attributable to the segments above. This segment includes earnings from several non-strategic or runoff lines of business, various investment-related transactions, the operations of several small subsidiaries, and the repurchase of non-recourse funding obligations.

The Company uses the same accounting policies and procedures to measure segment operating income (loss) and assets as it uses to measure consolidated net income and assets. Segment operating income (loss) is income before income tax, excluding realized gains and losses on investments and derivatives net of the amortization related to DAC, VOBA, and benefits and settlement expenses. Operating earnings exclude changes in the GMWB embedded derivatives (excluding the portion attributed to economic cost), realized and unrealized gains (losses) on derivatives used to hedge the VA product, actual GMWB incurred claims and the related amortization of DAC attributed to each of these items.

Segment operating income (loss) represents the basis on which the performance of the Company's business is internally assessed by management. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC/VOBA are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. During the year ended December 31, 2013, the Company began allocating realized gains and losses to certain of its segments to better reflect the economics of the investments supporting those segments.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

25.  OPERATING SEGMENTS — (Continued)

This change had no impact to segment operating income. Investments and other assets are allocated based on statutory policy liabilities net of associated statutory policy assets, while DAC/VOBA and goodwill are shown in the segments to which they are attributable.

There were no significant intersegment transactions during the year ended December 31, 2014, 2013, and 2012.

The following tables summarize financial information for the Company's segments:

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Revenues
Life Marketing	$1,421,795	$1,324,409	$1,233,654
Acquisitions	1,720,179	1,186,579	1,064,295
Annuities	785,176	569,004	610,489
Stable Value Products	127,708	122,974	123,274
Asset Protection	305,396	296,782	294,146
Corporate and Other	103,953	104,922	130,202
Total revenues	$4,464,207	$3,604,670	$3,456,060
Segment Operating Income (Loss)
Life Marketing	$116,875	$106,812	$102,114
Acquisitions	254,021	154,003	171,060
Annuities	204,015	166,278	117,778
Stable Value Products	73,354	80,561	60,329
Asset Protection	26,274	20,148	9,765
Corporate and Other	(99,048)	(74,620)	1,119
Total segment operating income	575,491	453,182	462,165
Realized investment (losses) gains — investments(1)	151,035	(140,236)	188,729
Realized investment (losses) gains — derivatives	12,263	109,553	(191,315)
Income tax expense	(246,838)	(130,897)	(151,043)
Net income	$491,951	$291,602	$308,536
Investment gains (losses)(2)	$198,027	$(143,984)	$174,692
Less: amortization related to DAC/VOBA and benefits and settlement expenses	46,992	(3,748)	(14,037)
Realized investment gains (losses) — investments	$151,035	$(140,236)	$188,729
Derivative gains (losses)(3)	$(13,492)	$82,161	$(227,816)
Less: VA GMWB economic cost	(25,755)	(27,392)	(36,501)
Realized investment gains (losses) — derivatives	$12,263	$109,553	$(191,315)
Net investment income
Life Marketing	$553,006	$521,219	$486,374
Acquisitions	874,653	617,298	550,334
Annuities	465,849	468,329	504,342
Stable Value Products	107,170	123,798	128,239
Asset Protection	18,830	19,046	19,698
Corporate and Other	78,505	86,498	100,351
Total net investment income	$2,098,013	$1,836,188	$1,789,338

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

25.  OPERATING SEGMENTS — (Continued)

	For The Year Ended December 31,
	2014	2013	2012
	(Dollars In Thousands)
Amortization of DAC and VOBA
Life Marketing	$175,807	$25,774	$45,079
Acquisitions	60,031	72,762	77,251
Annuities	47,448	31,498	45,319
Stable Value Products	380	398	947
Asset Protection	24,169	23,603	22,569
Corporate and Other	485	625	1,018
Total amortization of DAC and VOBA	$308,320	$154,660	$192,183

(1)  Includes credit related other-than-temporary impairments of $7.3 million, $22.4 million, and $58.1 million for the year ended December 31, 2014, 2013, and 2012, respectively.

(2)  Includes realized investment gains (losses) before related amortization.

(3)  Includes realized gains (losses) on derivatives before the VA GMWB economic cost.

	Operating Segment Assets As of December 31, 2014
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$13,858,491	$19,858,284	$20,678,948	$1,958,867
Deferred policy acquisition costs and value of business acquired	1,973,156	600,482	539,965	621
Goodwill	—	29,419	—	—
Total assets	$15,831,647	$20,488,185	$21,218,913	$1,959,488
	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$832,887	$9,557,226	$14,792	$66,759,495
Deferred policy acquisition costs and value of business acquired	40,503	319	—	3,155,046
Goodwill	48,158	—	—	77,577
Total assets	$921,548	$9,557,545	$14,792	$69,992,118
	Operating Segment Assets As of December 31, 2013
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$13,135,914	$20,188,321	$20,029,310	$2,558,551
Deferred policy acquisition costs and value of business acquired	2,071,470	799,255	554,974	1,001
Goodwill	—	32,517	—	—
Total assets	$15,207,384	$21,020,093	$20,584,284	$2,559,552

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

25.  OPERATING SEGMENTS — (Continued)

	Operating Segment Assets As of December 31, 2013
	(Dollars In Thousands)
	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$777,387	$8,006,256	$16,762	$64,712,501
Deferred policy acquisition costs and value of business acquired	49,276	646	—	3,476,622
Goodwill	48,158	—	—	80,675
Total assets	$874,821	$8,006,902	$16,762	$68,269,798

26.  CONSOLIDATED QUARTERLY RESULTS — UNAUDITED

The Company's unaudited consolidated quarterly operating data for the year ended December 31, 2014 and 2013 is presented below. In the opinion of management, all adjustments (consisting only of normal recurring items) necessary for a fair statement of quarterly results have been reflected in the following data. It is also management's opinion, however, that quarterly operating data for insurance enterprises are not necessarily indicative of results that may be expected in succeeding quarters or years. In order to obtain a more accurate indication of performance, there should be a review of operating results, changes in shareowners' equity, and cash flows for a period of several quarters.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands)
2014
Premiums and policy fees	$812,323	$848,183	$755,300	$867,263
Reinsurance ceded	(333,506)	(348,255)	(283,104)	(430,878)
Net of reinsurance ceded	478,817	499,928	472,196	436,385
Net investment income	514,037	525,576	532,861	525,539
Realized investment gains (losses)	30,981	42,386	39,299	71,869
Other income	65,514	71,296	72,404	85,119
Total revenues	1,089,349	1,139,186	1,116,760	1,118,912
Total benefits and expenses	937,738	966,571	932,640	888,469
Income before income tax	151,611	172,615	184,120	230,443
Income tax expense	49,062	56,572	62,287	78,917
Net income	$102,549	$116,043	$121,833	$151,526

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

26.  CONSOLIDATED QUARTERLY RESULTS — (Continued)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands)
2013
Premiums and policy fees	$723,200	$752,752	$653,664	$837,706
Reinsurance ceded	(325,840)	(396,777)	(277,628)	(387,192)
Net of reinsurance ceded	397,360	355,975	376,036	450,514
Net investment income	439,012	447,064	434,772	515,340
Realized investment gains (losses)	(5,223)	(47,636)	4,263	(13,227)
Other income	54,434	60,638	65,523	69,825
Total revenues	885,583	816,041	880,594	1,022,452
Total benefits and expenses	775,769	737,114	767,239	902,049
Income before income tax	109,814	78,927	113,355	120,403
Income tax expense	35,936	25,923	37,107	31,931
Net income	$73,878	$53,004	$76,248	$88,472

27.  SUBSEQUENT EVENTS

On February 1, 2015, PLC announced the completion of the acquisition of PLC by Dai-ichi Life in accordance with the terms of the previously announced Agreement and Plan of Merger dated June 3, 2014, among PLC, Dai-ichi Life, and DL Investment (Delaware), Inc., a wholly owned subsidiary of Dai-ichi Life. As a result of the merger, each outstanding share of common stock of PLC was converted into the right to receive the Per Share Merger Consideration in cash, and PLC has become a wholly owned subsidiary of Dai-ichi Life, see also Note 5, Dai-ichi Merger. PLC's common stock has ceased trading, and was delisted from the New York Stock Exchange on February 13, 2015.

The Company has evaluated the effects of events subsequent to December 31, 2014, and through the date we filed our consolidated financial statements with the United States Securities and Exchange Commission. All accounting and disclosure requirements related to subsequent events are included in our consolidated financial statements.

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE CORPORATION AND SUBSIDIARIES

Segment	Deferred Policy Acquisition Costs and Value of Businesses Acquired	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders' Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired	Other Operating Expenses(1)	Premiums Written(2)
	(Dollars In Thousands)
For The Year Ended December 31, 2014:
Life Marketing	$1,973,156	$14,077,360	$772,880	$349,698	$854,186	$553,006	$1,075,386	$175,807	$47,688	$151
Acquisitions	600,482	14,740,562	3,473	4,770,181	772,020	874,653	1,247,836	60,031	122,349	35,857
Annuities	539,965	1,015,928	120,850	7,190,908	75,446	465,849	314,488	47,448	115,643	—
Stable Value Products	621	—	—	1,959,488	—	107,170	35,559	380	1,413	—
Asset Protection	40,503	46,963	616,908	—	169,212	18,830	93,193	24,169	161,760	160,948
Corporate and Other	319	63,664	890	70,267	16,462	78,505	20,001	485	181,782	16,388
Total	$3,155,046	$29,944,477	$1,515,001	$14,340,542	$1,887,326	$2,098,013	$2,786,463	$308,320	$630,635	$213,344
For The Year Ended December 31, 2013:
Life Marketing	$2,071,470	$13,504,869	$812,929	$311,290	$796,109	$521,219	$1,143,132	$25,774	$46,263	$173
Acquisitions	799,255	15,112,574	4,680	4,734,487	519,477	617,298	851,386	72,762	78,244	24,781
Annuities	554,974	1,037,348	102,734	7,228,119	80,343	468,329	318,173	31,498	110,266	—
Stable Value Products	1,001	—	—	2,559,552	—	123,798	41,793	398	1,805	—
Asset Protection	49,276	49,362	578,755	1,556	165,807	19,046	97,174	23,603	155,857	157,629
Corporate and Other	646	67,805	1,296	64,181	18,149	86,498	22,330	625	161,088	18,141
Total	$3,476,622	$29,771,958	$1,500,394	$14,899,185	$1,579,885	$1,836,188	$2,473,988	$154,660	$553,523	$200,724
For The Year Ended December 31, 2012:
Life Marketing	$2,001,708	$12,733,602	$698,862	$277,919	$743,361	$486,374	$1,054,645	$45,079	$31,816	$161
Acquisitions	679,746	7,666,423	8,367	3,514,838	459,835	550,334	716,893	77,251	51,714	29,874
Annuities	491,184	1,102,577	103,316	7,372,471	97,902	504,342	369,622	45,319	100,848	—
Stable Value Products	1,399	—	—	2,510,559	—	128,239	64,790	947	2,174	—
Asset Protection	50,253	51,279	540,766	1,790	168,656	19,698	91,778	22,569	170,034	159,927
Corporate and Other	1,066	72,184	1,561	58,430	19,539	100,351	19,393	1,018	130,591	19,456
Total	$3,225,356	$21,626,065	$1,352,872	$13,736,007	$1,489,293	$1,789,338	$2,317,121	$192,183	$487,177	$209,418

(1)  Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)  Excludes Life Insurance

SCHEDULE IV — REINSURANCE

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount		Percentage of Amount Assumed to Net
	(Dollars In Thousands)
For The Year Ended December 31, 2014:
Life insurance in-force	$721,036,332	$388,890,060	$43,237,358	$375,383,630		11.5%
Premiums and policy fees:
Life insurance	2,603,956	1,279,908	349,934	1,673,982	(1)	20.9
Accident/health insurance	81,037	42,741	20,804	59,100		35.2
Property and liability insurance	218,663	73,094	8,675	154,244		5.6
Total	$2,903,656	$1,395,743	$379,413	$1,887,326
For The Year Ended December 31, 2013:
Life insurance in-force	$726,697,151	$416,809,287	$46,752,176	$356,640,040		13.1%
Premiums and policy fees:
Life insurance	2,371,871	1,299,631	306,921	1,379,161	(1)	22.3
Accident/health insurance	45,262	20,011	24,291	49,542		49.0
Property and liability insurance	211,000	67,795	7,977	151,182		5.3
Total	$2,628,133	$1,387,437	$339,189	$1,579,885
For The Year Ended December 31, 2012:
Life insurance in-force	$706,415,969	$444,950,866	$30,470,432	$291,935,535		10.4%
Premiums and policy fees:
Life insurance	2,226,614	1,228,444	281,711	1,279,881	(1)	22.0
Accident/health insurance	38,873	12,065	29,413	56,221		52.3
Property and liability insurance	216,014	69,588	6,765	153,191		4.4
Total	$2,481,501	$1,310,097	$317,889	$1,489,293

(1)  Includes annuity policy fees of $92.8 million, $88.7 million, and $103.8 million for the years ended December 31, 2014, 2013, and 2012, respectively.

SCHEDULE V — VALUATION AND QUALIFYING ACCOUNTS

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charges to other accounts	Deductions	Balance at end of period
	(Dollars In Thousands)
2014
Allowance for losses on commercial mortgage loans	$3,130	$3,265	$—	$(675)	$5,720
2013
Allowance for losses on commercial mortgage loans	$2,875	$7,093	$—	$(6,838)	$3,130
2012
Allowance for losses on commercial mortgage loans	$4,975	$6,240	$—	$(8,340)	$2,875

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)  Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits:

1.  Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)

2.  Not applicable

3.  (a)  Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(2)

  (i)  Second Amended Distribution Agreement between IDI and PLICO(24)

(b)  Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)

4.  (a)  Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(5)

(b)  Form of Group Flexible Premium Deferred Variable and Fixed Annuity Contract(5)

(c)  Participant Certificate for Use with Group Flexible Premium Deferred Variable and Fixed Annuity Contract(5)

(d)  Guaranteed Account Endorsement(10)

(e)  Return of Purchase Payments Variable Annuity Death Benefit Rider(10)

(f)  Asset-Based Fee Endorsement(10)

(g)  Net Amount At Risk Fee Endorsement(10)

(h)  Minimum Annuitization Value Endorsement(5)

(i)  Contract Schedule for Individual Contracts(5)

(j)  Contract Schedule for Group Contracts(5)

(k)  Endorsement to Eliminate Letter of Intent(10)

(l)  DCA Fixed Accounts Endorsement(10)

(k)  Endorsement to Sales Charge Provision(11)

(l)  Maximum Anniversary Value Death Benefit Endorsement(12)

(m)  Benefit Based Fee Endorsement(12)

(n)  Form of Guaranteed Lifetime Withdrawal Benefit Rider(15)

(o)  Form of Enhanced GLWB Withdrawal Percentage for Certain Medical Conditions Endorsement(15)

(p)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with Annual Roll-up(16)

(q)  Nursing Home Endorsement for the Guaranteed Minimum Withdrawal Benefit(18)

(r)  Lifetime GMWB Rider with SecurePay Advantage(19)

(s)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with Annual Step-up(19)

5.  (a)  Form of Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract(5)

(b)  Revised Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract(16)

6.  (a)  Charter of Protective Life Insurance Company.(1)

(b)  By-Laws of Protective Life Insurance Company.(1)

(c)  2002 Amended and Restated Charter of Protective Life Insurance Company(17)

(d)  2002 Amended and Restated By-Laws of Protective Life Insurance Company(17)

(e)  2011 Amended and Restated Charter of Protective Life Insurance Company(22)

(f)  2011 Amended and Restated Bylaws of Protective Life Insurance Company(22)

7.  Form of Reinsurance Agreement between Protective Life Insurance Company and Connecticut General Life Insurance Company(8)

8.  (a)  Participation/Distribution Agreement (Protective Investment Company)(2)

(b)  Participation Agreement (Oppenheimer Variable Account Funds)(3)

(c)  Participation Agreement (MFS Variable Insurance Trust)(3)

(d)  Participation Agreement (Calvert Group, formerly Acacia Capital Corporation)(3)

(e)  Participation Agreement (Van Eck Worldwide Insurance Trust)(6)

(f)  Participation Agreement (Van Kampen Asset Management, Inc.)(7)

(g)  Participation Agreement (Lord Abbett Series Fund)(4)

(h)  Participation Agreement for Class II shares (Van Kampen)(8)

(i)  Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(8)

(j)  Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)(8)

(k)  Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(8)

(l)  Participation Agreement (Goldman Sachs Variable Insurance Trust)(9)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust)(23)

(m)  Participation Agreement (Fidelity Variable Insurance Products)(13)

(n)  Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(14)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Franklin Templeton Variable Insurance Products Trust)(23)

(o)  Amended and Restated Participation Agreement (Fidelity Variable Insurance Products)(14)

(p)  Rule 22c-2 Shareholder Information Agreement (Calvert Group)(17)

(q)  Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(17)

(r)  Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(17)

(s)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(17)

(t)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(17)

(u)  Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(17)

(v)  Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(17)

(w)  Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.)(17)

(x)  Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust)(17)

(y)  Form of Rule 22c-2 Agreement (Van Eck Worldwide Insurance Trust)(17)

(z)  Participation Agreement (American Funds Insurance Series)(20)

(aa)  Rule 22c-2 Shareholder Information Agreement (American Funds Insurance Series)(20)

(bb) Participation Agreement (Legg Mason)(21)

(cc) Participation Agreement (Royce Capital)(21)

(dd) Participation Agreement (PIMCO)(21)

  (i)  Form of Novation of and Amendment to Participation Agreement (PIMCO Variable Insurance Trust)(23)

  (ii)  Form of Amendment to Participation Agreement re Summary Prospectuses (PIMCO Variable Insurance Trust)(23)

(ee) Participation Agreement (AIM Variable Insurance Funds (Invesco Variable Insurance Funds))(23)

9.  Opinion and Consent of Steve M. Callaway, Esq.(10)

10.  (a)  Consent of Sutherland Asbill & Brennan LLP(25)

(b)  Consent of PricewaterhouseCoopers LLP(25)

11.  No financial statements will be omitted from Item 23

12.  Not applicable

13.  Not applicable

14.  Powers of Attorney(25)

(1)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.

(2)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.

(3)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.

(4)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-81553), filed with the Commission on April 24, 2000.

(5)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on February 25, 2004.

(6)  Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.

(7)  Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.

(8)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 30, 2003.

(9)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on February 17, 2004.

(10)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on May 3, 2004.

(11)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on February 22, 2005.

(12)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on May 6, 2004.

(13)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-107331), filed with the Commission on November 26, 2003.

(14)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 28, 2006.

(15)  Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on March 2, 2007.

(16)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-145621), filed with the Commission on January 3, 2008.

(17)  Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(18)  Incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on February 29, 2008.

(19)  Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on April 29, 2009.

(20)  Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 30, 2008.

(21)  Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(22)  Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

(23)  Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(24)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 25, 2014.

(25)  Filed herewith.

Item 25. Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns
Richard J. Bielen
Carl S. Thigpen
Deborah J. Long
Michael G. Temple
John Sawyer
Lance Black
Scott M. Karchunas
Wayne E. Stuenkel
Steven G. Walker
Phil Passafiume
Nancy Kane
Robert R. Bedwell, III
Frank Sottasanti
Mark Cyphert
Stephane Goyer
Richard Kurtz
Aaron C. Seurkamp
Steve M. Callaway
David M. Loper
Barrie B. Stokes
Wade V. Harrison
Kevin B. Borie
Matthew Riebel
K. Todd Thompson
Paul R. Wells	Chairman of the Board, Chief Executive Officer, President, and Director
Vice Chairman and Chief Financial Officer and Director
Executive Vice President, Chief Investment Officer and Director
Executive Vice President, General Counsel and Secretary
Executive Vice President and Chief Risk Officer
Senior Vice President and Chief Distribution Officer
Senior Vice President and Treasurer
Senior Vice President, Asset Protection Division
Senior Vice President and Chief Actuary
Senior Vice President, Controller and Chief Accounting Officer
Senior Vice President and Director, Fixed Income
Senior Vice President, Acquisitions and Corporate Development
Senior Vice President, Mortgage Loans
Senior Vice President and Chief Marketing Officer
Senior Vice President and Chief Information and Operations Officer
Senior Vice President and Head of Insurance Risk
Senior Vice President, Dealer Sales, APD
Senior Vice President, Life Sales
Senior Vice President and Senior Associate Counsel
Senior Vice President and Senior Associate Counsel
Senior Vice President and Senior Associate Counsel
Senior Vice President and Chief Product Actuary
Senior Vice President and Chief Valuation Actuary
Senior Vice President, IDG Sales and Marketing Administration
Senior Vice President, BD National Annuity Sales Manager
Senior Vice President, LAD Chief Financial Officer

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26. Persons Controlled by or Under Common Control With the Depositor and Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2014 (File No. 1-11339) filed with the Commission on February 26, 2015.

Item 27. Number of Contractowners.

As of March 31, 2015, there were 17,317 contract owners of the ProtectiveValues Advantage individual and group flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28. Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

(a)  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Account A of Protective Life.

(b)  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell Barry K. Brown Steve M. Callaway Julena Johnson Carol Majewski Letitia Morsch Lawrence Debnar Joseph F. Gilmer Rayburn Tennent	President, Secretary and
Director
Assistant Secretary
Chief Compliance Officer,
Secretary and Director
Assistant Compliance Officer
Assistant Compliance Officer
Assistant Secretary
Assistant Financial Officer
Chief Financial Officer and
Director
Assistant Financial Officer	Vice President, New Business
Operation Life and Annuity
Division
Second Vice President, LLC
Commissions
None
Senior Compliance Analyst II
Director II, Compliance Officer
Second Vice President, Annuity
and VUL Administration
Vice President, Financial Reporting
Assistant Vice President,
Annuity Financial Reporting
None

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31. Management Services.

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings.

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)  The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on April 27, 2015.

  PROTECTIVE VARIABLE ANNUITY
  SEPARATE ACCOUNT

By:  *

  John D. Johns, President
  Protective Life Insurance Company

  PROTECTIVE LIFE INSURANCE COMPANY

By:  *

  John D. Johns, President
  Protective Life Insurance Company

As required by the Securities Act of 1933, this amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
* John D. Johns	Chairman of the Board, President and Director (Principal Executive Officer)	April 27, 2015
* Richard J. Bielen	Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	April 27, 2015
* Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer (Principal Accounting Officer)	April 27, 2015
* Carl S. Thigpen	Executive Vice President, Chief Investment Officer and Director	April 27, 2015
*BY: /S/ MAX BERUEFFY Max Berueffy Attorney-in-Fact		April 27, 2015

EXHIBIT INDEX

10.  (a)  Consent of Sutherland Asbill & Brennan LLP

10.  (b)  Consent of PricewaterhouseCoopers, LLP

14.  Powers of Attorney